Quarterly Holdings Report
for
Fidelity Flex® Funds
Fidelity Flex® U.S. Bond Index Fund
May 31, 2026
ZUB-NPRT3-0726
1.9881608.109
Asset-Backed Securities - 0.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.5%
Ally Auto Receivables Trust Series 2025-1 Class A3, 3.96% 3/15/2030	300,000	299,273
American Express Credit Account Master Trust Series 2023-4 Class A, 5.15% 9/16/2030	200,000	203,795
BMW Vehicle Lease Trust Series 2025-2 Class A3, 3.97% 9/25/2028	380,000	379,209
BMW Vehicle Owner Trust Series 2025-A Class A3, 4.56% 9/25/2029	180,000	180,750
Capital One Multi-Asset Execution Trust Series 2019-A3 Class A3, 2.06% 8/15/2028	111,000	110,581
Capital One Multi-Asset Execution Trust Series 2021-A2 Class A2, 1.39% 7/15/2030	280,000	263,694
Capital One Multi-Asset Execution Trust Series 2025-A3 Class A, 4.65% 10/15/2037	390,000	383,176
Capital One Prime Auto Receivables Trust Series 2023-1 Class A3, 4.87% 2/15/2028	23,340	23,389
Capital One Prime Auto Receivables Trust Series 2025-1 Class A3, 3.85% 7/15/2030	700,000	694,325
CarMax Auto Owner Trust Series 2023-2 Class A3, 5.05% 1/18/2028	113,577	113,872
CarMax Auto Owner Trust Series 2024-4 Class A3, 4.6% 10/15/2029	1,000,000	1,003,909
CarMax Auto Owner Trust Series 2025-1 Class A3, 4.84% 1/15/2030	220,000	221,586
Carmax Auto Owner Trust Series 2025-4 Class A3, 3.97% 12/16/2030	690,000	685,556
Carmax Select Receivables Trust Series 2026-A Class A3, 3.99% 5/17/2032	115,000	114,003
Carvana Auto Receivables Trust Series 2025-P3 Class A3, 4.04% 11/11/2030	315,000	314,032
Chase Issuance Trust Series 2023-A2 Class A, 5.08% 9/15/2030	600,000	610,896
Citibank Credit Card Issuance Trust Series 2007-A3 Class A3, 6.15% 6/15/2039	1,300,000	1,418,599
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7, 3.96% 10/13/2030	250,000	248,137
Eart Series 2025-5A Class A3, 4.24% 11/15/2029	420,000	420,028
Ford Credit Auto Lease Trust Series 2026-A Class A3, 4% 7/15/2029	280,000	278,562
Ford Credit Auto Owner Trust Series 2023-A Class A3, 4.65% 2/15/2028	62,132	62,222
Ford Credit Auto Owner Trust Series 2024-D Class A3, 4.61% 8/15/2029	700,000	703,336
Ford Credit Floorplan Master Owner Trust A Series 2025-2 Class A1, 4.06% 9/15/2030	410,000	407,259
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/2030	821,000	814,128
GM Financial Automobile Leasing Trust Series 2025-1 Class A3, 4.66% 2/21/2028	180,000	180,540
GM Financial Consumer Automobile Receivables Trust Series 2023-2 Class A3, 4.47% 2/16/2028	90,934	91,023
Gm Financial Consumer Automobile Receivables Trust Series 2025-4 Class A3, 3.84% 2/18/2031	110,000	109,099
GMCAR Series 2026-1 Class A3, 3.84% 5/16/2031	700,000	692,596
Harot Series 2025-4 Class A3, 3.98% 6/17/2030	700,000	696,754
Honda Auto Receivables Owner Trust Series 2025-1 Class A3, 4.57% 9/21/2029	510,000	512,277
Honda Auto Receivables Owner Trust Series 2026-1 Class A3, 3.78% 9/23/2030	440,000	435,445
Hyundai Auto Receivables Trust Series 2025-D Class A3, 3.99% 9/16/2030	800,000	795,620
Hyundai Auto Receivables Trust Series 2026-A Class A3, 3.79% 2/18/2031	500,000	494,467
John Deere Owner Trust Series 2026-A Class A3, 3.87% 8/15/2030	300,000	296,499
MBART Series 2025-1 Class A3, 4.78% 12/17/2029	150,000	150,937
Mercedes-Benz Auto Lease Trust Series 2025-B Class A3, 3.88% 4/16/2029	660,000	656,728
Mercedes-Benz Auto Lease Trust Series 2026-A Class A3, 3.93% 1/15/2030	1,200,000	1,192,904
Nissan Auto Lease Trust Series 2025-A Class A3, 4.75% 3/15/2028	100,000	100,541
Santander Drive Auto Receivables Trust Series 2025-4 Class A3, 4.17% 4/15/2030	470,000	469,629
Toyota Auto Receivables Owner Trust Series 2025-A Class A3, 4.64% 8/15/2029	460,000	462,175
Toyota Auto Receivables Owner Trust Series 2025-D Class A3, 3.84% 6/17/2030	690,000	685,496
Toyota Auto Receivables Owner Trust Series 2026-A Class A3, 3.86% 9/16/2030	500,000	495,786
World Omni Auto Receivables Trust Series 2025-A Class A3, 4.73% 3/15/2030	145,000	145,828
World Omni Auto Receivables Trust Series 2025-D Class A3, 3.95% 3/17/2031	270,000	268,136
World Omni Auto Receivables Trust Series 2026-A Class A3, 3.86% 5/15/2031	700,000	692,670
TOTAL UNITED STATES		19,579,467
TOTAL ASSET-BACKED SECURITIES (Cost $19,640,270)		19,579,467

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Bank of America NA 6% 10/15/2036	250,000	265,160
Capital One NA 2.7% 2/6/2030	500,000	467,897
Citibank NA 4.914% 5/29/2030	1,550,000	1,571,205
Keybank National Association 5.85% 11/15/2027	710,000	722,917
Manufacturers & Traders Trust Co 4.548% 4/18/2030 (d)	750,000	746,832
Morgan Stanley Bank NA 4.788% 5/10/2030 (d)	500,000	501,417
Morgan Stanley Bank NA 4.952% 1/14/2028 (d)	730,000	732,874
Morgan Stanley Private Bank NA 4.213% 2/8/2030 (d)	500,000	494,501
PNC Bank NA 3.1% 10/25/2027	310,000	305,271
Truist Bank 4.136% 10/23/2029 (d)	500,000	495,354

TOTAL UNITED STATES		6,303,428
TOTAL BANK NOTES (Cost $6,313,301)		6,303,428

Commercial Mortgage Securities - 1.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.3%
BANK Series 2017-BNK4 Class ASB, 3.419% 5/15/2050	22,301	22,240
BANK Series 2020-BN28 Class A4, 1.844% 3/15/2063	380,000	337,425
BANK Series 2021-BN35 Class A5, 2.285% 6/15/2064	700,000	618,036
BANK Series 2022-BNK39 Class A4, 2.928% 2/15/2055	300,000	270,353
BANK Series 2022-BNK41 Class A4, 3.789% 4/15/2065 (d)	950,000	895,968
BANK Series 2023-BNK45 Class A5, 5.203% 2/15/2056 (d)	1,440,000	1,449,561
BANK Series 2025-BNK51 Class A5, 5.29% 12/25/2067	1,290,000	1,306,671
BANK5 Series 2025-5YR18 Class A3, 5.145% 12/15/2058	560,000	566,664
BANK5 Series 2025-5YR19 Class A3, 5.27% 12/15/2058	453,000	460,893
BANK5 Series 2026-5YR20 Class A2, 4.619% 2/15/2059	770,000	763,380
BANK5 Series 2026-5YR22 Class A3, 5.713% 6/15/2059	1,200,000	1,241,203
BBCMS Mortgage Trust Series 2021-C10 Class A5, 2.492% 7/15/2054	432,858	391,640
BBCMS Mortgage Trust Series 2021-C11 Class A5, 2.322% 9/15/2054	450,000	396,556
BBCMS Mortgage Trust Series 2021-C12 Class A5, 2.689% 11/15/2054	300,000	265,991
BBCMS Mortgage Trust Series 2021-C9 Class A5, 2.299% 2/15/2054	550,000	491,947
BBCMS Mortgage Trust Series 2024-C26 Class A5, 5.829% 5/15/2057	1,885,000	1,977,475
BBCMS Mortgage Trust Series 2025-5C37 Class A3, 5.015% 9/15/2058	900,000	906,728
BBCMS Mortgage Trust Series 2025-5C38 Class A3, 5.1461% 11/15/2058	1,180,000	1,195,397
BBCMS Mortgage Trust Series 2025-C39 Class A5, 5.2969% 12/15/2058	890,000	902,108
BBCMS Mortgage Trust Series 2026-5C41 Class A3, 5.438% 5/15/2069	150,000	153,708
Benchmark Mortgage Trust Series 2019-B12 Class A5, 3.1156% 8/15/2052	89,000	84,815
Benchmark Mortgage Trust Series 2019-B9 Class A5, 4.0156% 3/15/2052	160,000	156,354
Benchmark Mortgage Trust Series 2020-B19 Class A5, 1.85% 9/15/2053	350,000	311,868
Benchmark Mortgage Trust Series 2021-B24 Class A5, 2.5843% 3/15/2054	450,000	403,780
Benchmark Mortgage Trust Series 2023-B39 Class A5, 5.7536% 7/15/2056	500,000	521,106
Benchmark Mortgage Trust Series 2025-B41 Class A5, 5.4072% 7/15/2068	550,000	562,309
Benchmark Mortgage Trust Series 2026-V20 Class A2, 4.697% 2/15/2059	850,000	845,734
BMO Mortgage Trust Series 2022-C1 Class A5, 3.374% 2/15/2055	300,000	276,416
BMO Mortgage Trust Series 2023-C6 Class A5, 5.9562% 9/15/2056	140,000	146,367
BMO Mortgage Trust Series 2024-C9 Class A5, 5.7592% 7/15/2057	2,245,000	2,342,865
BMO Mortgage Trust Series 2025-5C13 Class A3, 5.227% 12/15/2058	650,000	658,834
BMO Mortgage Trust Series 2026-C14 Class A5, 5.3172% 2/15/2059	1,280,000	1,296,041
Citigroup Commercial Mortgage Trust Series 2018-B2 Class A4, 4.009% 3/10/2051	250,000	247,673
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	240,000	237,678
CSAIL Commercial Mortgage Trust Series 2019-C17 Class A4, 2.7628% 9/15/2052	200,000	189,113
CSAIL Commercial Mortgage Trust Series 2019-C17 Class A5, 3.0161% 9/15/2052	200,000	188,765
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K057 Class A2, 2.57% 7/25/2026	203,888	203,186
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K064 Class A2, 3.224% 3/25/2027	250,000	248,367
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	570,000	563,660
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-1510 Class A2, 3.718% 1/25/2031	165,000	159,767
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K094 Class A2, 2.903% 6/25/2029	430,000	412,547
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K104 Class A2, 2.253% 1/25/2030	760,000	708,209
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K116 Class A2, 1.378% 7/25/2030	640,000	568,620
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K117 Class A2, 1.406% 8/25/2030	710,000	629,935
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K118 Class A2, 1.493% 9/25/2030	430,000	382,111
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K121 Class A2, 1.547% 10/25/2030	70,000	62,101
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K123 Class A2, 1.621% 12/25/2030	540,000	479,560
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K125 Class A2, 1.846% 1/25/2031	450,000	402,406
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K126 Class A2, 2.074% 1/25/2031	180,000	162,764
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K128 Class A2, 2.02% 3/25/2031	540,000	486,232
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K129 Class A2, 1.914% 5/25/2031	540,000	482,333
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K130 Class A2, 1.723% 6/25/2031	650,000	573,038
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K136 Class A2, 2.127% 11/25/2031	1,090,000	968,445
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K140 Class A2, 2.25% 1/25/2032	1,900,000	1,691,525
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K145 Class A2, 2.58% 5/25/2032	2,500,000	2,251,409
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-154 Class A2, 4.35% 1/25/2033	500,000	493,993
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-156 Class A2, 4.43% 2/25/2033	1,400,000	1,389,712
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-157 Class A2, 4.2% 5/25/2033	600,000	586,726
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-K751 Class A2, 4.412% 3/25/2030	500,000	499,964
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-163 Class A2, 5% 3/25/2034 (d)	950,000	972,381
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-165 Class A2, 4.489% 9/25/2034	1,110,000	1,097,814
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-175 Class A2, 4.42% 10/25/2035	660,000	645,503
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K546 Class A2, 4.361% 5/25/2030 (d)	850,000	848,132
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K547 Class A2, 4.421% 5/25/2030	840,000	840,009
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K549 Class A2, 4.34% 9/25/2030 (d)	120,000	119,583
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K550 Class A2, 4.163% 10/25/2030 (d)	500,000	494,676
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K761 Class A2, 4.4% 6/25/2032	1,800,000	1,788,462
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-177 Class A2, 4.3% 1/25/2036 (d)	600,000	580,800
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K553 Class A2, 4.07% 12/25/2030	800,000	788,168
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K764 Class A2, 4.12% 12/25/2032	850,000	829,063
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K765 Class A2, 4.17% 2/25/2033	1,300,000	1,271,671
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K766 Class A2, 4.18% 4/25/2033 (d)	1,500,000	1,464,692
GS Mortgage Securities Trust Series 2020-GC45 Class A5, 2.9106% 2/13/2053	300,000	281,661
JPMBB Commercial Mortgage Securities Trust Series 2014-C24 Class A5, 3.6385% 11/15/2047	23,935	23,383
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class A5, 2.1798% 5/13/2053	500,000	428,353
Morgan Stanley Capital I Trust Series 2020-L4 Class A3, 2.698% 2/15/2053	150,000	138,939
Morgan Stanley Capital I Trust Series 2021-L6 Class A4, 2.444% 6/15/2054 (d)	275,000	245,592
Msbam Series 2025-5C2 Class A3, 5.107% 11/15/2058	864,000	872,280
MSWF Commercial Mortgage Trust Series 2023-2 Class A5, 6.014% 12/15/2056	180,000	190,580
UBS Commercial Mortgage Trust Series 2019-C16 Class A4, 3.6048% 4/15/2052	350,000	336,030
Wells Fargo Commercial Mortgage Trust Series 2019-C52 Class A5, 2.892% 8/15/2052	200,000	188,604
Wells Fargo Commercial Mortgage Trust Series 2019-C54 Class A4, 3.146% 12/15/2052	500,000	474,144
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class A5, 2.725% 2/15/2053	135,000	125,840
TOTAL UNITED STATES		52,536,632
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $54,210,772)		52,536,632

Foreign Government and Government Agency Obligations - 1.2%
	Principal Amount (a)	Value ($)
CANADA - 0.2%
Export Development Canada 4.125% 2/13/2029	880,000	881,084
Province of Alberta 1.3% 7/22/2030	360,000	320,441
Province of Alberta 3.3% 3/15/2028	225,000	222,020
Province of Alberta 4.5% 1/24/2034	120,000	119,939
Province of British Columbia 4.2% 7/6/2033	360,000	353,620
Province of British Columbia 4.8% 6/11/2035	800,000	808,902
Province of British Columbia 4.9% 4/24/2029	500,000	509,722
Province of Manitoba 4.9% 5/31/2034	190,000	193,689
Province of Ontario 1.125% 10/7/2030	1,111,000	972,915
Province of Ontario 4.45% 11/20/2035	1,000,000	984,455
Province of Ontario 4.7% 1/15/2030	250,000	253,796
Province of Quebec 1.9% 4/21/2031	600,000	537,504
Province of Quebec 2.75% 4/12/2027	320,000	316,452
Province of Quebec 3.625% 4/13/2028	510,000	505,653
Province of Quebec 4.25% 9/5/2034	130,000	127,078
Province of Quebec 4.625% 8/28/2035	450,000	448,651
TOTAL CANADA		7,555,921
CHILE - 0.1%
Chilean Republic 2.55% 7/27/2033	1,330,000	1,141,752
Chilean Republic 3.24% 2/6/2028	200,000	196,710
Chilean Republic 3.625% 10/30/2042	394,000	316,776
Chilean Republic 4.95% 1/5/2036	290,000	287,465
Chilean Republic 5.65% 1/13/2037	1,000,000	1,040,250
TOTAL CHILE		2,982,953
HUNGARY - 0.0%
Hungary Government 7.625% 3/29/2041	110,000	129,205
INDONESIA - 0.1%
Indonesia Government 1.85% 3/12/2031	460,000	402,799
Indonesia Government 2.85% 2/14/2030	200,000	187,180
Indonesia Government 3.35% 3/12/2071	270,000	166,388
Indonesia Government 3.4% 9/18/2029	360,000	349,906
Indonesia Government 3.5% 2/14/2050	400,000	282,480
Indonesia Government 3.85% 10/15/2030	750,000	722,813
Indonesia Government 4.1% 4/24/2028	240,000	239,100
Indonesia Government 4.35% 1/11/2048	250,000	205,625
Indonesia Government 4.45% 4/15/2070	150,000	117,749
Indonesia Government 4.9% 4/16/2036	1,010,000	975,155
Indonesia Government 4.95% 2/21/2036	500,000	484,375
Indonesia Government 5.25% 1/15/2030	300,000	305,766
Indonesia Government 5.6% 1/15/2035	300,000	306,000
TOTAL INDONESIA		4,745,336
ISRAEL - 0.1%
Israel Government 3.25% 1/17/2028	760,000	744,266
Israel Government 3.375% 1/15/2050	475,000	315,929
Israel Government 4.5% 1/30/2043	200,000	171,175
Israel Government 5% 1/13/2036	400,000	390,580
Israel Government 5.375% 2/19/2030	350,000	356,396
Israel Government 5.375% 3/12/2029	200,000	203,247
Israel Government 5.5% 3/12/2034	200,000	203,579
Israel Government 5.625% 2/19/2035	760,000	778,474
Israel Government 5.75% 3/12/2054	430,000	409,762
Israel Government 5.875% 1/13/2056	300,000	290,299
TOTAL ISRAEL		3,863,707
ITALY - 0.0%
Italian Republic 2.875% 10/17/2029	400,000	381,252
Italian Republic 3.875% 5/6/2051	600,000	435,069
TOTAL ITALY		816,321
JAPAN - 0.0%
Japan International Cooperation Agency 1.75% 4/28/2031	200,000	177,383
KOREA (SOUTH) - 0.0%
Korean Republic 2.75% 1/19/2027	570,000	565,036
Korean Republic 3.625% 10/29/2030	500,000	487,976
TOTAL KOREA (SOUTH)		1,053,012
MEXICO - 0.3%
United Mexican States 3.5% 2/12/2034	1,226,000	1,044,307
United Mexican States 4.5% 1/31/2050	1,920,000	1,424,947
United Mexican States 4.6% 2/10/2048	270,000	204,289
United Mexican States 4.75% 3/22/2031	1,600,000	1,563,520
United Mexican States 4.75% 4/27/2032	200,000	192,025
United Mexican States 5% 4/27/2051	1,195,000	941,552
United Mexican States 5.55% 1/21/2045	560,000	506,240
United Mexican States 5.625% 2/9/2034	460,000	452,185
United Mexican States 5.85% 7/2/2032	1,737,000	1,756,628
United Mexican States 6% 5/13/2030	400,000	412,600
United Mexican States 6.05% 1/11/2040	120,000	117,240
United Mexican States 6.125% 2/9/2038	600,000	589,164
United Mexican States 6.35% 2/9/2035	430,000	439,460
United Mexican States 6.625% 1/29/2038	370,000	377,900
United Mexican States 7.375% 5/13/2055	490,000	519,204
TOTAL MEXICO		10,541,261
PANAMA - 0.1%
Panamanian Republic 3.16% 1/23/2030	800,000	757,656
Panamanian Republic 3.87% 7/23/2060	200,000	137,050
Panamanian Republic 4.5% 4/16/2050	400,000	319,650
Panamanian Republic 4.5% 5/15/2047	240,000	198,228
Panamanian Republic 6.4% 2/14/2035	480,000	510,067
Panamanian Republic 6.7% 1/26/2036	240,000	259,510
Panamanian Republic 7.875% 3/1/2057	600,000	723,042
TOTAL PANAMA		2,905,203
PERU - 0.1%
Peruvian Republic 1.862% 12/1/2032	420,000	347,332
Peruvian Republic 2.78% 12/1/2060	810,000	442,098
Peruvian Republic 3.55% 3/10/2051	250,000	174,094
Peruvian Republic 5.375% 2/8/2035	290,000	293,051
Peruvian Republic 5.5% 3/30/2036	370,000	371,110
Peruvian Republic 6.2% 6/30/2055	370,000	375,920
Peruvian Republic 6.55% 3/14/2037	275,000	302,877
TOTAL PERU		2,306,482
PHILIPPINES - 0.1%
Philippine Republic 2.65% 12/10/2045	610,000	385,825
Philippine Republic 2.95% 5/5/2045	370,000	248,825
Philippine Republic 3% 2/1/2028	200,000	196,022
Philippine Republic 3.95% 1/20/2040	300,000	254,520
Philippine Republic 4.75% 3/5/2035	1,000,000	962,500
Philippine Republic 5% 1/27/2036	600,000	586,620
Philippine Republic 5.17% 10/13/2027	1,200,000	1,217,688
Philippine Republic 5.25% 5/14/2034	400,000	401,000
Philippine Republic 5.5% 1/17/2048	200,000	191,000
Philippine Republic 5.5% 2/4/2035	200,000	203,000
Philippine Republic 5.9% 2/4/2050	300,000	302,250
Philippine Republic 6.375% 10/23/2034	130,000	140,160
Philippine Republic 9.5% 2/2/2030	170,000	198,688
TOTAL PHILIPPINES		5,288,098
POLAND - 0.1%
Republic of Poland 4.625% 3/18/2029	560,000	564,939
Republic of Poland 4.625% 4/14/2031	370,000	371,898
Republic of Poland 4.875% 10/4/2033	260,000	259,610
Republic of Poland 4.875% 2/12/2030	400,000	407,592
Republic of Poland 5.125% 9/18/2034	300,000	301,881
Republic of Poland 5.375% 2/12/2035	400,000	406,228
Republic of Poland 5.375% 4/14/2036	250,000	251,128
Republic of Poland 5.5% 3/18/2054	400,000	370,556
Republic of Poland 5.5% 4/4/2053	260,000	240,841
Republic of Poland 5.75% 11/16/2032	200,000	211,057
Republic of Poland 6.125% 4/14/2056	290,000	289,052
TOTAL POLAND		3,674,782
URUGUAY - 0.0%
Uruguay Republic 4.125% 11/20/2045	130,000	111,800
Uruguay Republic 4.375% 1/23/2031	270,000	271,485
Uruguay Republic 4.375% 10/27/2027	93,333	93,380
Uruguay Republic 4.975% 4/20/2055	462,000	416,181
Uruguay Republic 5.1% 6/18/2050	100,000	92,452
Uruguay Republic 5.442% 2/14/2037	1,000,000	1,029,880
Uruguay Republic 7.625% 3/21/2036	130,000	153,608
TOTAL URUGUAY		2,168,786
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $50,616,116)		48,208,450

Municipal Securities - 0.3%
	Principal Amount (a)	Value ($)
California - 0.2%
Education - 0.0%
California St Univ Rev 2.719% 11/1/2052	280,000	180,117
General Obligations - 0.2%
Golden State Tobacco Securitization Corp. Tobacco Settlement (State of California Proj.) Series 2021 B, 2.746% 6/1/2034	112,000	98,831
Golden State Tobacco Securitization Corp. Tobacco Settlement (State of California Proj.) Series 2021 B, 3.293% 6/1/2042	60,000	46,501
State of California 7.5% 4/1/2034	980,000	1,119,464
State of California 7.55% 4/1/2039	360,000	428,493
State of California 7.6% 11/1/2040	350,000	419,612
State of California Gen. Oblig. 3.5% 4/1/2028	175,000	173,203
TOTAL GENERAL OBLIGATIONS		2,286,104
Health Care - 0.0%
Univ CA Regts Med Ctr Pooled Rev (Univ CA Regts Med Ctr Pooled Rev Proj.) Series 2020 N, 3.256% 5/15/2060	700,000	442,067
Univ CA Regts Med Ctr Pooled Rev Series 2020 N, 3.006% 5/15/2050	150,000	97,906
TOTAL HEALTH CARE		539,973
Transportation - 0.0%
Bay Area Toll Auth CA Bridge Rev 6.263% 4/1/2049	325,000	337,381
Bay Area Toll Auth CA Bridge Rev 7.043% 4/1/2050	41,163	46,558
City of Los Angeles Department of Airports Customer Facility Charge Revenue (Los Angeles CA Dept Arpts Rev Proj.) 4.242% 5/15/2048 (Assured Guaranty Inc Insured)	300,000	255,691
TOTAL TRANSPORTATION		639,630
TOTAL CALIFORNIA		3,645,824
Florida - 0.0%
Special Tax - 0.0%
State of Florida Series 2024A, 5.526% 7/1/2034	300,000	312,701
Hawaii - 0.0%
General Obligations - 0.0%
Hawaii St Gen. Oblig. 4.212% 4/1/2031	500,000	498,283
Idaho - 0.0%
Electric Utilities - 0.0%
Idaho Energy Res Auth Transmission Facs Rev (Bonneville Power Administration Proj.) Series 2021, 2.861% 9/1/2046	75,000	52,397
Illinois - 0.0%
General Obligations - 0.0%
Chicago IL Gen. Oblig. Series 2026A, 5.879% 1/1/2031	230,000	231,226
Illinois St 7.35% 7/1/2035	71,429	77,011
Illinois St Gen. Oblig. 5.1% 6/1/2033	654,412	662,527
TOTAL GENERAL OBLIGATIONS		970,764
Transportation - 0.0%
Chicago IL O'Hare Intl Arpt Rev 6.395% 1/1/2040	300,000	325,301
TOTAL ILLINOIS		1,296,065
Kansas - 0.0%
General Obligations - 0.0%
Kansas St Dev Fin Auth Rev (Kansas St Proj.) Series 2015 H, 4.927% 4/15/2045	140,000	134,823
Massachusetts - 0.0%
General Obligations - 0.0%
Massachusetts St 5.456% 12/1/2039	145,000	147,142
Michigan - 0.0%
Education - 0.0%
University MI Univ Revs 4.454% 4/1/2122	180,000	139,815
General Obligations - 0.0%
Michigan St Strategic Fd Ltd Oblig Rev (State of Michigan Proj.) Series 2021 A, 3.225% 9/1/2047	100,000	75,841
TOTAL MICHIGAN		215,656
Minnesota - 0.0%
Education - 0.0%
University MN Series 2022, 4.048% 4/1/2052	210,000	167,542
New Jersey - 0.0%
Transportation - 0.0%
New Jersey Turnpike Authority 7.102% 1/1/2041	140,000	159,266
New Jersey Turnpike Authority 7.414% 1/1/2040	320,000	374,031
TOTAL NEW JERSEY		533,297
New Jersey,New York - 0.0%
Transportation - 0.0%
Port Auth NY & NJ 4.96% 8/1/2046	70,000	66,209
Port Auth NY & NJ Series 225, 3.175% 7/15/2060	300,000	191,757
TOTAL NEW JERSEY,NEW YORK		257,966
New York - 0.1%
General Obligations - 0.1%
City of New York NY 6.271% 12/1/2037	280,000	296,058
City of New York NY Gen. Oblig. Series FISCAL 2026 SUB H 1, 5.65% 2/1/2046	495,000	494,583
City of New York NY Gen. Oblig. Series FISCAL 2026 SUB H 1, 5.796% 2/1/2052	380,000	381,518
TOTAL GENERAL OBLIGATIONS		1,172,159
Special Tax - 0.0%
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 2.202% 3/15/2034	300,000	253,237
Transportation - 0.0%
Metropolitan Transn Auth NY Rv Series 2010E, 6.814% 11/15/2040	70,000	76,979
Water & Sewer - 0.0%
New York NY Cty Muni Wtr Fin Auth 6.011% 6/15/2042	280,000	285,406
TOTAL NEW YORK		1,787,781
North Carolina - 0.0%
Health Care - 0.0%
Atrium Health (Atrium Health Proj.) 3.204% 1/15/2051	150,000	100,350
Ohio - 0.0%
Electric Utilities - 0.0%
American Mun Pwr Rev 7.834% 2/15/2041	170,000	203,433
Texas - 0.0%
Electric Utilities - 0.0%
San Antonio TX Elec & Gas Rev 4.427% 2/1/2042	300,000	284,232
San Antonio TX Elec & Gas Rev Series 2025A, 5.469% 2/1/2045	70,000	70,179
TOTAL ELECTRIC UTILITIES		354,411
General Obligations - 0.0%
Texas State 4.681% 4/1/2040	300,000	282,146
Texas State Gen. Oblig. Series 2015 C, 3.738% 10/1/2031	190,000	184,447
TOTAL GENERAL OBLIGATIONS		466,593
Special Tax - 0.0%
Dallas TX Rapid Transit Sales Tax Rev Series 2021 A, 2.613% 12/1/2048	300,000	201,646
Transportation - 0.0%
Dallas Fort Worth International Airport 4.507% 11/1/2051	100,000	85,756
Dallas Fort Worth International Airport Series 2019A, 3.144% 11/1/2045	20,000	15,085
Dallas Fort Worth International Airport Series 2021 C, 2.843% 11/1/2046	250,000	178,303
TOTAL TRANSPORTATION		279,144
TOTAL TEXAS		1,301,794
Virginia - 0.0%
Education - 0.0%
University VA Univ Revs (University VA Univ Revs Proj.) 2.584% 11/1/2051	210,000	125,866
TOTAL MUNICIPAL SECURITIES (Cost $12,140,708)		10,780,920

Non-Convertible Corporate Bonds - 26.9%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.2%
Financials - 0.1%
Banks - 0.1%
Australia & New Zealand Banking Group Ltd/New York NY 4.75% 1/18/2027	340,000	341,370
National Australia Bank Ltd/New York 3.85% 12/13/2028	350,000	346,820
National Australia Bank Ltd/New York 4.148% 1/13/2031	300,000	296,300
National Australia Bank Ltd/New York 4.9% 6/13/2028	300,000	303,696
National Australia Bank Ltd/New York 4.944% 1/12/2028	250,000	252,771
Westpac Banking Corp 1.953% 11/20/2028	170,000	160,996
Westpac Banking Corp 2.15% 6/3/2031	1,100,000	987,321
Westpac Banking Corp 3.02% 11/18/2036 (d)	180,000	161,198
Westpac Banking Corp 3.133% 11/18/2041	100,000	73,895
Westpac Banking Corp 3.35% 3/8/2027	670,000	666,645
Westpac Banking Corp 4.043% 8/26/2027	230,000	229,861
Westpac Banking Corp 4.11% 7/24/2034 (d)	500,000	488,312
Westpac Banking Corp 4.322% 11/23/2031 (d)	270,000	269,502
Westpac Banking Corp 4.354% 7/1/2030	807,000	806,219
Westpac Banking Corp 5.405% 8/10/2033 (d)	100,000	101,230
Westpac Banking Corp 5.618% 11/20/2035 (d)	100,000	101,211
Westpac Banking Corp 6.82% 11/17/2033	100,000	109,336
TOTAL FINANCIALS		5,696,683
Materials - 0.1%
Metals & Mining - 0.1%
BHP Billiton Finance USA Ltd 4.125% 2/24/2042	225,000	194,115
BHP Billiton Finance USA Ltd 4.75% 2/28/2028	400,000	403,024
BHP Billiton Finance USA Ltd 5% 2/15/2036	200,000	200,728
BHP Billiton Finance USA Ltd 5% 2/21/2030	120,000	121,936
BHP Billiton Finance USA Ltd 5% 9/30/2043	151,000	142,552
BHP Billiton Finance USA Ltd 5.25% 9/8/2033	330,000	338,042
BHP Billiton Finance USA Ltd 5.3% 2/21/2035	230,000	235,394
BHP Billiton Finance USA Ltd 5.5% 9/8/2053	50,000	49,344
BHP Billiton Finance USA Ltd 5.75% 9/5/2055	180,000	183,089
Rio Tinto Finance USA Ltd 2.75% 11/2/2051	390,000	239,488
Rio Tinto Finance USA Ltd 5.2% 11/2/2040	324,000	319,727
Rio Tinto Finance USA PLC 4.875% 3/14/2030	1,000,000	1,012,638
Rio Tinto Finance USA PLC 5% 3/9/2033	200,000	202,541
Rio Tinto Finance USA PLC 5.25% 3/14/2035	420,000	428,172
Rio Tinto Finance USA PLC 5.75% 3/14/2055	315,000	318,836
TOTAL MATERIALS		4,389,626
TOTAL AUSTRALIA		10,086,309
BELGIUM - 0.2%
Consumer Staples - 0.2%
Beverages - 0.2%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc 4.7% 2/1/2036	200,000	194,727
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc 4.9% 2/1/2046	100,000	91,458
Anheuser-Busch InBev Finance Inc 4.7% 2/1/2036	220,000	214,200
Anheuser-Busch InBev Finance Inc 4.9% 2/1/2046	100,000	90,899
Anheuser-Busch InBev Worldwide Inc 3.5% 6/1/2030	1,500,000	1,449,513
Anheuser-Busch InBev Worldwide Inc 4.35% 6/1/2040	180,000	160,920
Anheuser-Busch InBev Worldwide Inc 4.439% 10/6/2048	1,195,000	1,013,466
Anheuser-Busch InBev Worldwide Inc 4.6% 4/15/2048	487,000	426,477
Anheuser-Busch InBev Worldwide Inc 4.95% 1/15/2042	230,000	217,239
Anheuser-Busch InBev Worldwide Inc 5% 6/15/2034	1,000,000	1,011,339
Anheuser-Busch InBev Worldwide Inc 5.45% 1/23/2039	380,000	387,837
Anheuser-Busch InBev Worldwide Inc 5.55% 1/23/2049	400,000	394,301
Anheuser-Busch InBev Worldwide Inc 5.8% 1/23/2059	370,000	376,539
Anheuser-Busch InBev Worldwide Inc 5.875% 6/15/2035	180,000	192,737
Anheuser-Busch InBev Worldwide Inc 8.2% 1/15/2039	110,000	138,771

TOTAL BELGIUM		6,360,423
BRAZIL - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Vale Overseas Ltd 3.75% 7/8/2030	500,000	477,190
Vale Overseas Ltd 6.125% 6/12/2033	70,000	73,443
Vale Overseas Ltd 6.4% 6/28/2054	350,000	357,641
Vale Overseas Ltd 6.875% 11/21/2036	120,000	134,378
		1,042,652
Paper & Forest Products - 0.0%
Suzano Austria GmbH 2.5% 9/15/2028	320,000	304,200
Suzano Austria GmbH 3.125% 1/15/2032	250,000	221,270
Suzano Austria GmbH 6% 1/15/2029	230,000	235,031
		760,501
TOTAL BRAZIL		1,803,153
CANADA - 1.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Bell Canada 2.15% 2/15/2032	230,000	200,538
Bell Canada 3.2% 2/15/2052	100,000	65,343
Bell Canada 4.464% 4/1/2048	130,000	108,532
Bell Canada 5.45% 11/15/2036	200,000	200,334
Bell Canada 5.55% 2/15/2054	240,000	227,589
TELUS Corp 4.3% 6/15/2049	100,000	79,582
		881,918
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc 2.9% 11/15/2026	90,000	89,484
Rogers Communications Inc 4.55% 3/15/2052	960,000	764,234
		853,718
TOTAL COMMUNICATION SERVICES		1,735,636
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Canadian Natural Resources Ltd 3.85% 6/1/2027	152,000	151,364
Canadian Natural Resources Ltd 4.95% 6/1/2047	210,000	186,894
Canadian Natural Resources Ltd 5% 12/15/2029	400,000	405,952
Canadian Natural Resources Ltd 5.4% 12/15/2034	150,000	152,184
Canadian Natural Resources Ltd 6.25% 3/15/2038	50,000	53,141
Canadian Natural Resources Ltd 6.45% 6/30/2033	140,000	152,171
Cenovus Energy Inc 5.4% 3/20/2036	300,000	299,509
Cenovus Energy Inc 5.4% 6/15/2047	171,000	158,517
Enbridge Inc 2.5% 8/1/2033	520,000	444,513
Enbridge Inc 3.125% 11/15/2029	420,000	400,598
Enbridge Inc 3.4% 8/1/2051	190,000	129,960
Enbridge Inc 4.2% 11/20/2028	700,000	695,257
Enbridge Inc 4.5% 2/15/2031	80,000	79,161
Enbridge Inc 4.5% 6/10/2044	120,000	102,050
Enbridge Inc 5.45% 3/27/2036	400,000	405,342
Enbridge Inc 5.55% 6/20/2035	200,000	205,005
Enbridge Inc 5.625% 4/5/2034	100,000	103,608
Enbridge Inc 5.7% 3/8/2033	200,000	207,893
Enbridge Inc 5.95% 4/5/2054	230,000	231,623
Enbridge Inc 6.2% 11/15/2030	540,000	570,450
Enbridge Inc 8.5% 1/15/2084 (d)	60,000	68,621
South Bow USA Infrastructure Holdings LLC 5.026% 10/1/2029	100,000	100,662
South Bow USA Infrastructure Holdings LLC 5.584% 10/1/2034	150,000	149,874
South Bow USA Infrastructure Holdings LLC 6.176% 10/1/2054	100,000	96,687
Suncor Energy Inc 4% 11/15/2047	234,000	180,235
Suncor Energy Inc 6.8% 5/15/2038	130,000	142,658
Suncor Energy Inc 7.15% 2/1/2032	90,000	99,839
TransCanada PipeLines Ltd 4.1% 4/15/2030	670,000	656,797
TransCanada PipeLines Ltd 4.25% 5/15/2028	514,000	511,891
TransCanada PipeLines Ltd 4.625% 3/1/2034	230,000	222,927
TransCanada PipeLines Ltd 4.875% 5/15/2048	80,000	70,869
TransCanada PipeLines Ltd 5% 10/16/2043	440,000	406,034
TransCanada PipeLines Ltd 6.1% 6/1/2040	170,000	177,511
TransCanada PipeLines Ltd 7.25% 8/15/2038	100,000	115,063
TOTAL ENERGY		8,134,860
Financials - 0.6%
Banks - 0.5%
Bank of Montreal 2.65% 3/8/2027	460,000	455,175
Bank of Montreal 3.088% 1/10/2037 (d)	110,000	98,365
Bank of Montreal 3.803% 12/15/2032 (d)	100,000	98,445
Bank of Montreal 4.338% 3/19/2030 (d)	300,000	298,213
Bank of Montreal 4.35% 9/22/2031 (d)	350,000	344,949
Bank of Montreal 4.439% 1/14/2032 (d)	250,000	246,197
Bank of Montreal 4.547% 6/2/2029 (d)	500,000	500,289
Bank of Montreal 5.298% 6/2/2037 (d)	200,000	200,256
Bank of Montreal 5.717% 9/25/2028	320,000	328,748
Bank of Nova Scotia/The 2.45% 2/2/2032	110,000	97,504
Bank of Nova Scotia/The 4.247% 2/2/2030 (d)	520,000	514,719
Bank of Nova Scotia/The 4.338% 9/15/2031 (d)	300,000	295,079
Bank of Nova Scotia/The 4.578% 6/5/2029 (d)	400,000	400,074
Bank of Nova Scotia/The 4.588% 5/4/2037 (d)	180,000	172,954
Bank of Nova Scotia/The 4.85% 2/1/2030	210,000	211,853
Bank of Nova Scotia/The 4.904% 6/5/2032 (d)	200,000	200,464
Bank of Nova Scotia/The 5.25% 6/12/2028	330,000	336,008
Bank of Nova Scotia/The 5.65% 2/1/2034	250,000	261,028
Canadian Imperial Bank of Commerce 3.6% 4/7/2032	85,000	79,979
Canadian Imperial Bank of Commerce 4.243% 9/8/2028 (d)	800,000	798,114
Canadian Imperial Bank of Commerce 5.001% 4/28/2028	310,000	313,474
Canadian Imperial Bank of Commerce 5.926% 10/2/2026	210,000	211,252
Canadian Imperial Bank of Commerce 5.986% 10/3/2028	310,000	320,244
Canadian Imperial Bank of Commerce 6.092% 10/3/2033	186,000	198,819
National Bank of Canada 4.5% 10/10/2029	250,000	249,256
National Bank of Canada 4.928% 6/4/2032 (d)	250,000	250,509
Royal Bank of Canada 2.05% 1/21/2027	2,730,000	2,696,028
Royal Bank of Canada 3.625% 5/4/2027	410,000	408,253
Royal Bank of Canada 4.24% 8/3/2027	390,000	390,447
Royal Bank of Canada 4.305% 11/3/2031 (d)	110,000	108,184
Royal Bank of Canada 4.522% 10/18/2028 (d)	250,000	250,669
Royal Bank of Canada 4.65% 10/18/2030 (d)	960,000	961,196
Royal Bank of Canada 4.696% 8/6/2031 (d)	250,000	249,597
Royal Bank of Canada 4.95% 2/1/2029	90,000	91,486
Royal Bank of Canada 5% 5/2/2033	200,000	202,124
Royal Bank of Canada 5.15% 2/1/2034	400,000	408,953
Royal Bank of Canada 5.153% 2/4/2031 (d)	160,000	162,416
Royal Bank of Canada U.S. SOFR Index + 1.01%, 4.612% 5/3/2032 (d)(e)	200,000	198,311
Toronto Dominion Bank 3.2% 3/10/2032	190,000	175,185
Toronto Dominion Bank 4.361% 4/23/2029	500,000	497,964
Toronto Dominion Bank 4.411% 1/13/2031	50,000	49,509
Toronto Dominion Bank 4.456% 6/8/2032	100,000	98,509
Toronto Dominion Bank 4.808% 6/3/2030	840,000	844,715
Toronto Dominion Bank 4.866% 4/22/2033	500,000	496,659
Toronto Dominion Bank 4.928% 10/15/2035	140,000	137,627
Toronto Dominion Bank 5.146% 9/10/2034 (d)	220,000	221,357
Toronto Dominion Bank 5.156% 1/10/2028	620,000	627,542
Toronto Dominion Bank 5.264% 12/11/2026	300,000	301,702
Toronto Dominion Bank 5.298% 1/30/2032	400,000	409,533
		17,469,933
Capital Markets - 0.1%
Brookfield Capital Finance LLC 6.087% 6/14/2033	100,000	105,478
Brookfield Finance Inc 2.724% 4/15/2031	930,000	844,973
Brookfield Finance Inc 3.5% 3/30/2051	100,000	68,825
Brookfield Finance Inc 3.9% 1/25/2028	190,000	188,047
Brookfield Finance Inc 5.813% 3/3/2055	100,000	97,347
Brookfield Finance Inc 5.968% 3/4/2054	250,000	248,174
Brookfield Finance Inc 6.35% 1/5/2034	170,000	181,375
Brookfield Finance LLC / Brookfield Finance Inc 3.45% 4/15/2050	120,000	81,932
CI Financial Corp 3.2% 12/17/2030	220,000	198,527
		2,014,678
Insurance - 0.0%
Fairfax Financial Holdings Ltd 4.625% 4/29/2030	240,000	238,830
Fairfax Financial Holdings Ltd 5.625% 8/16/2032	70,000	72,186
Fairfax Financial Holdings Ltd 5.75% 5/20/2035	440,000	451,205
Fairfax Financial Holdings Ltd 6% 12/7/2033	70,000	73,402
Fairfax Financial Holdings Ltd 6.1% 3/15/2055	50,000	50,177
Fairfax Financial Holdings Ltd 6.35% 3/22/2054	150,000	155,437
Manulife Financial Corp 4.986% 12/11/2035	260,000	256,897
Manulife Financial Corp 5.375% 3/4/2046	50,000	48,461
		1,346,595
TOTAL FINANCIALS		20,831,206
Industrials - 0.1%
Ground Transportation - 0.1%
Canadian National Railway Co 2.45% 5/1/2050	290,000	170,856
Canadian National Railway Co 3.65% 2/3/2048	100,000	75,506
Canadian National Railway Co 4.2% 3/12/2031	700,000	687,370
Canadian National Railway Co 4.45% 1/20/2049	50,000	42,508
Canadian National Railway Co 4.95% 5/12/2036	400,000	398,316
Canadian National Railway Co 6.125% 11/1/2053	60,000	63,527
Canadian Pacific Railway Co 1.75% 12/2/2026	200,000	197,770
Canadian Pacific Railway Co 2.45% 12/2/2031	200,000	177,874
Canadian Pacific Railway Co 3.1% 12/2/2051	300,000	195,974
Canadian Pacific Railway Co 3.5% 5/1/2050	260,000	185,224
Canadian Pacific Railway Co 4% 3/15/2029	1,600,000	1,581,304
Canadian Pacific Railway Co 4.2% 11/15/2069	50,000	37,279
Canadian Pacific Railway Co 4.8% 8/1/2045	230,000	207,400
Canadian Pacific Railway Co 5.5% 3/15/2056	50,000	48,248
Canadian Pacific Railway Co 6.125% 9/15/2115	100,000	103,537
		4,172,693
Professional Services - 0.0%
TR Finance LLC 5.85% 4/15/2040	110,000	110,629
TOTAL INDUSTRIALS		4,283,322
Materials - 0.0%
Chemicals - 0.0%
Nutrien Ltd 3.95% 5/13/2050	170,000	127,544
Nutrien Ltd 4.125% 3/15/2035	150,000	137,970
Nutrien Ltd 4.2% 4/1/2029	32,000	31,762
Nutrien Ltd 4.9% 3/27/2028	380,000	383,102
Nutrien Ltd 5% 4/1/2049	156,000	139,106
Nutrien Ltd 5.4% 6/21/2034	300,000	305,786
		1,125,270
Metals & Mining - 0.0%
Barrick North America Finance LLC 5.7% 5/30/2041	242,000	246,542
Barrick PD Australia Finance Pty Ltd 5.95% 10/15/2039	100,000	104,629
		351,171
TOTAL MATERIALS		1,476,441
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 2.639% 6/15/2031	130,000	116,720
Emera US Finance LP 3.55% 6/15/2026	160,000	159,952
Emera US Finance LP 4.75% 6/15/2046	100,000	84,797
TOTAL UTILITIES		361,469
TOTAL CANADA		36,822,934
CHINA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Alibaba Group Holding Ltd 2.125% 2/9/2031	340,000	307,615
Alibaba Group Holding Ltd 3.15% 2/9/2051	235,000	159,287
Alibaba Group Holding Ltd 4% 12/6/2037	820,000	748,332
Alibaba Group Holding Ltd 4.5% 11/28/2034	230,000	226,217

TOTAL CHINA		1,441,451
FRANCE - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Orange SA 5.375% 1/13/2042	270,000	262,473
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
TotalEnergies Capital International SA 3.127% 5/29/2050	100,000	67,368
TotalEnergies Capital International SA 3.386% 6/29/2060	380,000	248,445
TotalEnergies Capital International SA 3.461% 7/12/2049	140,000	100,605
TotalEnergies Capital SA 3.883% 10/11/2028	470,000	466,871
TotalEnergies Capital SA 5.15% 4/5/2034	510,000	519,645
TotalEnergies Capital SA 5.488% 4/5/2054	480,000	466,297
TotalEnergies Capital SA 5.638% 4/5/2064	70,000	68,114
TotalEnergies Capital USA LLC 4.857% 1/13/2036	150,000	147,875
TOTAL ENERGY		2,085,220
TOTAL FRANCE		2,347,693
GERMANY - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Deutsche Telekom International Finance BV 8.75% 6/15/2030 (d)	370,000	418,760
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Mercedes-Benz Finance North America LLC 8.5% 1/18/2031	100,000	115,320
Financials - 0.2%
Capital Markets - 0.1%
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (d)	830,000	821,738
Deutsche Bank AG/New York NY 3.547% 9/18/2031 (d)	150,000	141,225
Deutsche Bank AG/New York NY 3.729% 1/14/2032 (d)	520,000	486,212
Deutsche Bank AG/New York NY 4.469% 12/10/2031 (d)	400,000	393,577
Deutsche Bank AG/New York NY 4.725% 2/6/2032 (d)	300,000	295,364
Deutsche Bank AG/New York NY 4.875% 12/1/2032 (d)	200,000	199,359
Deutsche Bank AG/New York NY 4.95% 8/4/2031 (d)	180,000	179,538
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (d)	150,000	150,758
Deutsche Bank AG/New York NY 5.06% 4/14/2032 (d)	300,000	299,522
Deutsche Bank AG/New York NY 5.297% 5/9/2031 (d)	250,000	252,342
Deutsche Bank AG/New York NY 5.403% 9/11/2035 (d)	150,000	150,083
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (d)	150,000	154,882
Deutsche Bank AG/New York NY 6.819% 11/20/2029 (d)	280,000	293,553
		3,818,153
Financial Services - 0.1%
KfW 0% 6/29/2037 (h)	1,000,000	605,969
KfW 3% 5/20/2027	2,200,000	2,180,773
Landwirtschaftliche Rentenbank 3.625% 10/8/2030	310,000	303,803
Landwirtschaftliche Rentenbank 3.875% 9/28/2027	1,110,000	1,108,422
		4,198,967
TOTAL FINANCIALS		8,017,120
TOTAL GERMANY		8,551,200
HONG KONG - 0.0%
Financials - 0.0%
Insurance - 0.0%
Prudential Funding Asia PLC 3.125% 4/14/2030	100,000	95,109
IRELAND - 0.1%
Financials - 0.1%
Consumer Finance - 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	1,000,000	993,017
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	400,000	385,398
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032	160,000	146,405
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.4% 10/29/2033	250,000	222,569
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.85% 10/29/2041	250,000	202,193
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.375% 11/15/2030	400,000	392,895
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625% 10/15/2027	270,000	270,360
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625% 9/10/2029	210,000	209,538
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.75% 1/15/2033	450,000	440,948
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5% 11/15/2035	200,000	194,167
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.3% 1/19/2034	200,000	200,114
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.15% 9/30/2030	150,000	157,135
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	219,000	222,626
TOTAL FINANCIALS		4,037,365
Materials - 0.0%
Containers & Packaging - 0.0%
Smurfit Kappa Treasury ULC 5.438% 4/3/2034	300,000	304,599
Smurfit Westrock Financing DAC 5.185% 1/15/2036	200,000	197,815
Smurfit Westrock Financing DAC 5.418% 1/15/2035	200,000	202,126
TOTAL MATERIALS		704,540
TOTAL IRELAND		4,741,905
JAPAN - 0.6%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Honda Motor Co Ltd 2.967% 3/10/2032	130,000	117,173
Toyota Motor Corp 3.669% 7/20/2028	290,000	286,803
Toyota Motor Corp 5.053% 6/30/2035	500,000	506,117
TOTAL CONSUMER DISCRETIONARY		910,093
Financials - 0.6%
Banks - 0.6%
Japan Bank for International Cooperation 1.25% 1/21/2031	1,012,000	882,766
Japan Bank for International Cooperation 2% 10/17/2029	240,000	222,980
Japan Bank for International Cooperation 2.75% 11/16/2027	760,000	745,361
Japan Bank for International Cooperation 4.375% 1/23/2036	400,000	390,087
Japan Bank for International Cooperation 4.875% 10/18/2028	390,000	395,531
Mitsubishi UFJ Financial Group Inc 1.538% 7/20/2027 (d)	550,000	547,862
Mitsubishi UFJ Financial Group Inc 2.309% 7/20/2032 (d)	550,000	486,099
Mitsubishi UFJ Financial Group Inc 2.341% 1/19/2028 (d)	330,000	325,798
Mitsubishi UFJ Financial Group Inc 2.559% 2/25/2030	200,000	185,375
Mitsubishi UFJ Financial Group Inc 2.757% 9/13/2026	1,050,000	1,046,233
Mitsubishi UFJ Financial Group Inc 3.195% 7/18/2029	670,000	642,288
Mitsubishi UFJ Financial Group Inc 3.961% 3/2/2028	100,000	99,404
Mitsubishi UFJ Financial Group Inc 4.153% 3/7/2039	150,000	135,716
Mitsubishi UFJ Financial Group Inc 4.286% 7/26/2038	110,000	102,461
Mitsubishi UFJ Financial Group Inc 4.505% 1/14/2032 (d)	200,000	197,125
Mitsubishi UFJ Financial Group Inc 4.592% 4/18/2030 (d)	567,000	565,977
Mitsubishi UFJ Financial Group Inc 5.057% 1/14/2037 (d)	300,000	295,742
Mitsubishi UFJ Financial Group Inc 5.188% 9/12/2036 (d)	400,000	399,368
Mitsubishi UFJ Financial Group Inc 5.197% 1/16/2031 (d)	400,000	405,435
Mitsubishi UFJ Financial Group Inc 5.325% 4/21/2037 (d)	600,000	601,892
Mitsubishi UFJ Financial Group Inc 5.406% 4/19/2034 (d)	200,000	205,042
Mitsubishi UFJ Financial Group Inc 5.441% 2/22/2034 (d)	240,000	245,992
Mitsubishi UFJ Financial Group Inc 5.475% 2/22/2031 (d)	200,000	204,861
Mitsubishi UFJ Financial Group Inc 5.615% 4/24/2036 (d)	200,000	205,814
Mizuho Financial Group Inc 1.554% 7/9/2027 (d)	200,000	199,392
Mizuho Financial Group Inc 1.979% 9/8/2031 (d)	280,000	249,581
Mizuho Financial Group Inc 4.711% 7/8/2031 (d)	230,000	229,746
Mizuho Financial Group Inc 5.098% 5/13/2031 (d)	400,000	405,110
Mizuho Financial Group Inc 5.382% 7/10/2030 (d)	630,000	643,052
Mizuho Financial Group Inc 5.669% 9/13/2033 (d)	200,000	207,628
Mizuho Financial Group Inc 5.739% 5/27/2031 (d)	590,000	610,499
Mizuho Financial Group Inc 5.778% 7/6/2029 (d)	430,000	440,977
Sumitomo Mitsui Financial Group Inc 2.174% 1/14/2027	1,010,000	998,279
Sumitomo Mitsui Financial Group Inc 2.75% 1/15/2030	900,000	842,305
Sumitomo Mitsui Financial Group Inc 3.04% 7/16/2029	600,000	572,028
Sumitomo Mitsui Financial Group Inc 3.05% 1/14/2042	260,000	193,975
Sumitomo Mitsui Financial Group Inc 4.108% 1/15/2029	1,000,000	990,673
Sumitomo Mitsui Financial Group Inc 5.046% 1/15/2037 (d)	925,000	912,339
Sumitomo Mitsui Financial Group Inc 5.24% 4/15/2030	200,000	203,793
Sumitomo Mitsui Financial Group Inc 5.52% 1/13/2028	500,000	508,854
Sumitomo Mitsui Financial Group Inc 5.558% 7/9/2034	200,000	206,235
Sumitomo Mitsui Financial Group Inc 5.632% 1/15/2035	200,000	207,111
Sumitomo Mitsui Financial Group Inc 5.776% 7/13/2033	280,000	292,776
Sumitomo Mitsui Financial Group Inc 5.8% 7/13/2028	300,000	307,895
Sumitomo Mitsui Financial Group Inc 5.808% 9/14/2033	200,000	209,484
Sumitomo Mitsui Financial Group Inc 5.836% 7/9/2044	170,000	170,775
Sumitomo Mitsui Financial Group Inc 6.184% 7/13/2043	60,000	63,642
		19,201,358
Capital Markets - 0.0%
Nomura Holdings Inc 2.329% 1/22/2027	290,000	286,568
Nomura Holdings Inc 2.679% 7/16/2030	210,000	192,894
Nomura Holdings Inc 2.999% 1/22/2032	565,000	510,846
Nomura Holdings Inc 6.07% 7/12/2028	200,000	205,735
		1,196,043
TOTAL FINANCIALS		20,397,401
Health Care - 0.0%
Pharmaceuticals - 0.0%
Takeda Pharmaceutical Co Ltd 2.05% 3/31/2030	290,000	263,919
Takeda Pharmaceutical Co Ltd 3.025% 7/9/2040	330,000	250,391
Takeda Pharmaceutical Co Ltd 5% 11/26/2028	210,000	212,236
Takeda Pharmaceutical Co Ltd 5.3% 7/5/2034	400,000	406,027
Takeda Pharmaceutical Co Ltd 5.8% 7/5/2064	410,000	401,295
TOTAL HEALTH CARE		1,533,868
TOTAL JAPAN		22,841,362
KOREA (SOUTH) - 0.1%
Financials - 0.1%
Banks - 0.1%
Export-Import Bank of Korea 1.25% 9/21/2030	680,000	598,457
Export-Import Bank of Korea 3.875% 1/13/2031	200,000	196,237
Export-Import Bank of Korea 4% 9/11/2029	200,000	198,880
Export-Import Bank of Korea 4.25% 9/15/2027	430,000	430,505
Export-Import Bank of Korea 4.375% 1/13/2036	200,000	194,033
Export-Import Bank of Korea 5.125% 9/18/2028	290,000	295,762
Export-Import Bank of Korea 5.25% 1/14/2035	200,000	208,067
Korea Development Bank/The 1.625% 1/19/2031	250,000	222,222
Korea Development Bank/The 2% 10/25/2031	350,000	310,094
Korea Development Bank/The 4% 1/28/2031	800,000	788,594

TOTAL KOREA (SOUTH)		3,442,851
LUXEMBOURG - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
ArcelorMittal SA 6% 6/17/2034	120,000	126,364
ArcelorMittal SA 6.35% 6/17/2054	100,000	104,727
ArcelorMittal SA 6.55% 11/29/2027	230,000	236,444
ArcelorMittal SA 6.8% 11/29/2032	270,000	297,777

TOTAL LUXEMBOURG		765,312
MEXICO - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
America Movil SAB de CV 2.875% 5/7/2030	511,000	475,606
America Movil SAB de CV 3.625% 4/22/2029	200,000	193,961
America Movil SAB de CV 6.125% 3/30/2040	100,000	104,380
TOTAL COMMUNICATION SERVICES		773,947
Consumer Staples - 0.0%
Beverages - 0.0%
Coca-Cola Femsa SAB de CV 2.75% 1/22/2030	150,000	140,113
Materials - 0.0%
Metals & Mining - 0.0%
Southern Copper Corp 5.25% 11/8/2042	100,000	94,500
Southern Copper Corp 5.875% 4/23/2045	248,000	249,939
Southern Copper Corp 7.5% 7/27/2035	320,000	370,416
TOTAL MATERIALS		714,855
TOTAL MEXICO		1,628,915
MULTI-NATIONAL - 0.6%
Financials - 0.6%
Banks - 0.4%
African Development Bank 4.125% 1/22/2036	450,000	437,403
Asian Development Bank 0.75% 10/8/2030	150,000	129,939
Asian Development Bank 1.875% 1/24/2030	1,139,000	1,053,418
Asian Development Bank 2.5% 11/2/2027	20,000	19,586
Asian Development Bank 4% 1/12/2033	500,000	491,761
Asian Development Bank 4.25% 1/14/2036	850,000	837,772
Asian Development Bank 4.375% 3/6/2029	1,340,000	1,350,745
Asian Development Bank 4.5% 8/25/2028	630,000	636,128
Corp Andina de Fomento 4.125% 1/7/2028	147,000	146,782
Corp Andina de Fomento 5% 1/22/2030	150,000	153,021
Corp Andina de Fomento 5% 1/24/2029	330,000	335,952
European Investment Bank 0.75% 9/23/2030	400,000	347,194
European Investment Bank 0.875% 5/17/2030	80,000	70,582
European Investment Bank 1.25% 2/14/2031	630,000	552,587
European Investment Bank 1.75% 3/15/2029	2,950,000	2,771,969
European Investment Bank 3.625% 7/15/2030	1,710,000	1,678,111
European Investment Bank 3.75% 3/13/2031	830,000	815,485
European Investment Bank 3.75% 5/15/2029	600,000	594,088
European Investment Bank 4.875% 2/15/2036	400,000	412,848
Inter-American Development Bank 1.125% 1/13/2031	730,000	637,901
Inter-American Development Bank 1.5% 1/13/2027	1,000,000	985,721
Inter-American Development Bank 3.125% 9/18/2028	680,000	666,267
Inter-American Development Bank 4% 1/12/2028	1,500,000	1,499,262
Inter-American Development Bank 4.125% 1/23/2036	750,000	730,678
Inter-American Development Bank 4.375% 1/24/2044	190,000	175,677
Inter-American Development Bank 4.5% 9/13/2033	270,000	272,728
		17,803,605
Capital Markets - 0.0%
Asian Infrastructure Investment Bank/The 3.875% 4/22/2031	170,000	168,041
Asian Infrastructure Investment Bank/The 4.25% 3/13/2034	300,000	297,927
		465,968
Financial Services - 0.2%
International Bank for Reconstruction & Development 0.75% 8/26/2030	1,433,000	1,246,134
International Bank for Reconstruction & Development 0.875% 5/14/2030	1,054,000	929,540
International Bank for Reconstruction & Development 2.5% 11/22/2027	1,340,000	1,310,804
International Bank for Reconstruction & Development 3.625% 9/21/2029	2,750,000	2,710,107
International Bank for Reconstruction & Development 4% 7/25/2030	750,000	746,329
International Bank for Reconstruction & Development 4.75% 11/14/2033	530,000	543,812
International Finance Corp 0.75% 8/27/2030	100,000	86,942
		7,573,668
TOTAL MULTI-NATIONAL		25,843,241
NETHERLANDS - 0.1%
Financials - 0.1%
Banks - 0.1%
Cooperatieve Rabobank UA 3.75% 7/21/2026	250,000	249,854
Cooperatieve Rabobank UA 5.25% 5/24/2041	180,000	177,558
Cooperatieve Rabobank UA 5.75% 12/1/2043	260,000	256,992
Cooperatieve Rabobank UA/NY 3.743% 1/14/2028	500,000	496,580
Cooperatieve Rabobank UA/NY 4.16% 1/14/2031	500,000	492,770
Cooperatieve Rabobank UA/NY 4.322% 4/1/2029	750,000	750,700
Cooperatieve Rabobank UA/NY 4.883% 1/21/2028	300,000	303,333
ING Groep NV 2.727% 4/1/2032 (d)	200,000	181,776
ING Groep NV 3.95% 3/29/2027	200,000	199,669
ING Groep NV 4.017% 3/28/2028 (d)	200,000	199,373
ING Groep NV 4.252% 3/28/2033 (d)	200,000	193,524
ING Groep NV 5.066% 3/25/2031 (d)	550,000	555,648
ING Groep NV 5.525% 3/25/2036 (d)	400,000	406,816
ING Groep NV 5.55% 3/19/2035 (d)	220,000	224,576
TOTAL FINANCIALS		4,689,169
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP BV / NXP Funding LLC / NXP USA Inc 2.65% 2/15/2032	300,000	266,459
NXP BV / NXP Funding LLC / NXP USA Inc 3.25% 11/30/2051	120,000	79,837
NXP BV / NXP Funding LLC / NXP USA Inc 3.25% 5/11/2041	190,000	144,616
NXP BV / NXP Funding LLC / NXP USA Inc 3.4% 5/1/2030	100,000	95,481
NXP BV / NXP Funding LLC / NXP USA Inc 4.3% 6/18/2029	100,000	99,199
NXP BV / NXP Funding LLC / NXP USA Inc 4.3% 8/19/2028	300,000	298,831
TOTAL INFORMATION TECHNOLOGY		984,423
TOTAL NETHERLANDS		5,673,592
NORWAY - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Equinor ASA 2.375% 5/22/2030	310,000	286,780
Equinor ASA 3.625% 9/10/2028	130,000	128,517
Equinor ASA 4.75% 11/14/2035	650,000	638,577
Equinor ASA 4.8% 11/8/2043	130,000	120,059
Equinor ASA 5.1% 8/17/2040	180,000	176,795

TOTAL NORWAY		1,350,728
SPAIN - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Emisiones SA 4.103% 3/8/2027	300,000	299,610
Telefonica Emisiones SA 4.895% 3/6/2048	270,000	229,121
Telefonica Emisiones SA 5.213% 3/8/2047	160,000	142,279
Telefonica Emisiones SA 5.52% 3/1/2049	250,000	230,066
Telefonica Emisiones SA 7.045% 6/20/2036	110,000	121,841
Telefonica Europe BV 8.25% 9/15/2030	608,000	686,480
TOTAL COMMUNICATION SERVICES		1,709,397
Financials - 0.2%
Banks - 0.2%
Banco Bilbao Vizcaya Argentaria SA 4.15% 3/3/2029	800,000	790,017
Banco Bilbao Vizcaya Argentaria SA 5.127% 3/3/2036	200,000	194,577
Banco Bilbao Vizcaya Argentaria SA 6.138% 9/14/2028 (d)	400,000	408,705
Banco Santander SA 1.722% 9/14/2027 (d)	800,000	793,819
Banco Santander SA 3.306% 6/27/2029	200,000	192,767
Banco Santander SA 3.8% 2/23/2028	600,000	592,894
Banco Santander SA 4.551% 11/6/2030	400,000	393,861
Banco Santander SA 5.127% 11/6/2035	400,000	392,625
Banco Santander SA 5.294% 8/18/2027	600,000	606,062
Banco Santander SA 5.365% 7/15/2028 (d)	1,400,000	1,414,407
Banco Santander SA 5.437% 4/15/2036	400,000	399,790
Banco Santander SA 5.538% 3/14/2030 (d)	400,000	407,760
Banco Santander SA 5.565% 1/17/2030	600,000	614,637
Banco Santander SA 6.35% 3/14/2034	200,000	211,699
Banco Santander SA 6.921% 8/8/2033	200,000	217,335
TOTAL FINANCIALS		7,630,955
TOTAL SPAIN		9,340,352
SWEDEN - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Svensk Exportkredit AB 2.25% 3/22/2027	970,000	957,051
Svensk Exportkredit AB 3.625% 3/12/2029	1,000,000	987,253

TOTAL SWEDEN		1,944,304
SWITZERLAND - 0.1%
Financials - 0.1%
Banks - 0.0%
UBS AG/London 4.5% 6/26/2048	410,000	354,069
Capital Markets - 0.1%
UBS AG/Stamford CT 1.25% 8/7/2026	1,010,000	1,004,655
UBS AG/Stamford CT 4.302% 3/16/2029 (d)	500,000	499,082
UBS AG/Stamford CT 4.632% 2/16/2032 (d)	250,000	249,067
		1,752,804
Financial Services - 0.0%
UBS Americas Inc 7.125% 7/15/2032	220,000	245,828
TOTAL FINANCIALS		2,352,701
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Tyco Electronics Group SA 2.5% 2/4/2032	110,000	97,887
Tyco Electronics Group SA 4.5% 2/9/2031	100,000	99,403
Tyco Electronics Group SA 4.875% 2/9/2036	270,000	265,977
TOTAL INFORMATION TECHNOLOGY		463,267
TOTAL SWITZERLAND		2,815,968
UNITED KINGDOM - 1.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
British Telecommunications PLC 9.625% 12/15/2030 (g)	154,000	183,281
Media - 0.0%
RELX Capital Inc 3% 5/22/2030	110,000	103,602
RELX Capital Inc 4% 3/18/2029	240,000	236,882
RELX Capital Inc 5.25% 3/27/2035	140,000	141,818
		482,302
Wireless Telecommunication Services - 0.0%
Vodafone Group PLC 4.25% 9/17/2050	170,000	132,188
Vodafone Group PLC 4.875% 6/19/2049	280,000	240,735
Vodafone Group PLC 5% 5/30/2038	130,000	127,317
Vodafone Group PLC 5.125% 6/19/2059	500,000	441,229
Vodafone Group PLC 5.75% 6/28/2054	260,000	248,897
Vodafone Group PLC 6.15% 2/27/2037	30,000	32,250
Vodafone Group PLC 6.25% 11/30/2032	100,000	106,863
		1,329,479
TOTAL COMMUNICATION SERVICES		1,995,062
Consumer Staples - 0.2%
Beverages - 0.0%
Diageo Capital PLC 2% 4/29/2030	400,000	363,236
Diageo Capital PLC 2.125% 4/29/2032	200,000	173,143
Diageo Capital PLC 5.5% 1/24/2033	200,000	206,808
Diageo Capital PLC 5.875% 9/30/2036	120,000	127,442
Diageo Investment Corp 5.625% 4/15/2035	400,000	416,195
		1,286,824
Food Products - 0.0%
Unilever Capital Corp 1.375% 9/14/2030	380,000	335,663
Unilever Capital Corp 2.9% 5/5/2027	400,000	396,096
Unilever Capital Corp 4.625% 8/12/2034	500,000	494,340
Unilever Capital Corp 4.875% 9/8/2028	180,000	182,463
		1,408,562
Tobacco - 0.2%
BAT Capital Corp 3.215% 9/6/2026	100,000	99,747
BAT Capital Corp 3.462% 9/6/2029	430,000	415,156
BAT Capital Corp 3.557% 8/15/2027	1,440,000	1,426,778
BAT Capital Corp 3.734% 9/25/2040	50,000	40,415
BAT Capital Corp 3.984% 9/25/2050	100,000	73,264
BAT Capital Corp 4.39% 8/15/2037	470,000	429,973
BAT Capital Corp 4.54% 8/15/2047	428,000	352,758
BAT Capital Corp 4.625% 3/22/2033	880,000	864,313
BAT Capital Corp 4.7% 4/2/2027	270,000	270,796
BAT Capital Corp 4.742% 3/16/2032	170,000	169,744
BAT Capital Corp 4.758% 9/6/2049	260,000	219,248
BAT Capital Corp 5.282% 4/2/2050	100,000	90,009
BAT Capital Corp 5.625% 8/15/2035	100,000	103,207
BAT Capital Corp 5.65% 3/16/2052	50,000	47,128
BAT Capital Corp 5.834% 2/20/2031	100,000	104,406
BAT Capital Corp 6% 2/20/2034	100,000	105,730
BAT Capital Corp 6.421% 8/2/2033	200,000	216,853
BAT International Finance PLC 4.448% 3/16/2028	1,870,000	1,870,694
BAT International Finance PLC 5.931% 2/2/2029	70,000	72,416
Reynolds American Inc 5.7% 8/15/2035	110,000	113,478
Reynolds American Inc 5.85% 8/15/2045	100,000	98,476
		7,184,589
TOTAL CONSUMER STAPLES		9,879,975
Financials - 0.7%
Banks - 0.7%
Barclays PLC 2.279% 11/24/2027 (d)	300,000	297,025
Barclays PLC 2.894% 11/24/2032 (d)	520,000	465,609
Barclays PLC 3.33% 11/24/2042 (d)	465,000	348,612
Barclays PLC 3.564% 9/23/2035 (d)	240,000	225,133
Barclays PLC 4.476% 11/11/2029 (d)	200,000	198,809
Barclays PLC 4.836% 5/9/2028	310,000	310,641
Barclays PLC 4.95% 1/10/2047	200,000	178,568
Barclays PLC 5.088% 6/20/2030 (d)	200,000	200,631
Barclays PLC 5.25% 8/17/2045	200,000	187,758
Barclays PLC 5.335% 9/10/2035 (d)	520,000	517,230
Barclays PLC 5.501% 8/9/2028 (d)	590,000	595,902
Barclays PLC 5.69% 3/12/2030 (d)	260,000	266,362
Barclays PLC 5.746% 8/9/2033 (d)	200,000	205,926
Barclays PLC 5.785% 2/25/2036 (d)	800,000	816,304
Barclays PLC 6.49% 9/13/2029 (d)	800,000	830,490
HSBC Holdings PLC 2.013% 9/22/2028 (d)	630,000	609,869
HSBC Holdings PLC 2.206% 8/17/2029 (d)	550,000	522,710
HSBC Holdings PLC 2.804% 5/24/2032 (d)	340,000	307,541
HSBC Holdings PLC 3.973% 5/22/2030 (d)	214,000	209,666
HSBC Holdings PLC 4.398% 3/10/2030 (d)	2,600,000	2,577,274
HSBC Holdings PLC 4.619% 11/6/2031 (d)	700,000	691,485
HSBC Holdings PLC 4.675% 3/10/2032 (d)	1,400,000	1,381,863
HSBC Holdings PLC 4.762% 3/29/2033 (d)	210,000	205,140
HSBC Holdings PLC 5.208% 5/12/2034 (d)	200,000	199,649
HSBC Holdings PLC 5.24% 5/13/2031 (d)	300,000	303,815
HSBC Holdings PLC 5.402% 8/11/2033 (d)	680,000	690,369
HSBC Holdings PLC 5.597% 5/17/2028 (d)	390,000	394,216
HSBC Holdings PLC 5.79% 5/13/2036 (d)	500,000	516,340
HSBC Holdings PLC 5.874% 11/18/2035 (d)	200,000	204,679
HSBC Holdings PLC 6.1% 1/14/2042	240,000	255,430
HSBC Holdings PLC 6.332% 3/9/2044 (d)	930,000	994,693
HSBC Holdings PLC 6.5% 9/15/2037	670,000	713,857
HSBC Holdings PLC 6.5% 9/15/2037	140,000	150,657
HSBC Holdings PLC 6.547% 6/20/2034 (d)	200,000	212,877
HSBC Holdings PLC 7.399% 11/13/2034 (d)	310,000	345,382
HSBC Holdings PLC 8.113% 11/3/2033 (d)	290,000	333,630
Lloyds Banking Group PLC 3.369% 12/14/2046 (d)	200,000	147,149
Lloyds Banking Group PLC 3.574% 11/7/2028 (d)	420,000	414,772
Lloyds Banking Group PLC 4.375% 3/22/2028	656,000	655,420
Lloyds Banking Group PLC 4.425% 11/4/2031 (d)	200,000	196,722
Lloyds Banking Group PLC 4.943% 11/4/2036 (d)	200,000	193,718
Lloyds Banking Group PLC 4.976% 8/11/2033 (d)	200,000	199,384
Lloyds Banking Group PLC 5.087% 11/26/2028 (d)	200,000	201,812
Lloyds Banking Group PLC 5.59% 11/26/2035 (d)	200,000	204,155
Lloyds Banking Group PLC 5.668% 2/10/2047 (d)	200,000	196,311
Lloyds Banking Group PLC 5.721% 6/5/2030 (d)	300,000	308,705
Lloyds Banking Group PLC 6.068% 6/13/2036 (d)	270,000	277,988
Lloyds Banking Group PLC 7.953% 11/15/2033 (d)	200,000	227,538
NatWest Group PLC 3.032% 11/28/2035 (d)	200,000	183,434
NatWest Group PLC 4.964% 8/15/2030 (d)	240,000	241,735
NatWest Group PLC 5.516% 9/30/2028 (d)	290,000	294,050
NatWest Group PLC 5.778% 3/1/2035 (d)	400,000	414,641
Santander UK Group Holdings PLC 4.32% 9/22/2029 (d)	500,000	495,678
Santander UK Group Holdings PLC 5.136% 9/22/2036 (d)	200,000	194,170
Santander UK Group Holdings PLC 6.534% 1/10/2029 (d)	250,000	257,308
TOTAL FINANCIALS		22,770,832
Health Care - 0.1%
Pharmaceuticals - 0.1%
Astrazeneca Finance LLC 2.25% 5/28/2031	170,000	152,930
Astrazeneca Finance LLC 4.6% 3/2/2036	200,000	194,697
Astrazeneca Finance LLC 4.875% 3/3/2033	380,000	385,868
Astrazeneca Finance LLC 5% 2/26/2034	530,000	536,582
Astrazeneca PLC 1.375% 8/6/2030	240,000	212,193
Astrazeneca PLC 2.125% 8/6/2050	90,000	50,150
Astrazeneca PLC 3.125% 6/12/2027	140,000	138,897
Astrazeneca PLC 4% 9/18/2042	220,000	186,989
Astrazeneca PLC 4.375% 8/17/2048	180,000	154,994
Astrazeneca PLC 6.45% 9/15/2037	219,000	244,524
TOTAL HEALTH CARE		2,257,824
Utilities - 0.0%
Multi-Utilities - 0.0%
National Grid PLC 5.418% 1/11/2034	60,000	61,244
National Grid PLC 5.809% 6/12/2033	100,000	104,430
TOTAL UTILITIES		165,674
TOTAL UNITED KINGDOM		37,069,367
UNITED STATES - 22.4%
Communication Services - 1.9%
Diversified Telecommunication Services - 0.9%
AT&T Inc 1.65% 2/1/2028	200,000	191,351
AT&T Inc 2.25% 2/1/2032	1,280,000	1,118,436
AT&T Inc 2.55% 12/1/2033	210,000	177,938
AT&T Inc 2.75% 6/1/2031	1,641,000	1,497,595
AT&T Inc 3.1% 2/1/2043	210,000	151,888
AT&T Inc 3.3% 2/1/2052	350,000	224,067
AT&T Inc 3.5% 2/1/2061	410,000	255,944
AT&T Inc 3.5% 6/1/2041	630,000	489,947
AT&T Inc 3.5% 9/15/2053	1,009,000	667,241
AT&T Inc 3.55% 9/15/2055	723,000	472,702
AT&T Inc 3.65% 6/1/2051	520,000	359,630
AT&T Inc 3.65% 9/15/2059	419,000	273,484
AT&T Inc 4.3% 2/15/2030	720,000	713,505
AT&T Inc 4.5% 5/15/2035	220,000	208,760
AT&T Inc 4.65% 6/1/2044	110,000	93,723
AT&T Inc 4.75% 5/15/2046	130,000	110,481
AT&T Inc 4.85% 7/15/2045	110,000	95,976
AT&T Inc 4.9% 11/1/2035	1,240,000	1,209,964
AT&T Inc 5.15% 3/15/2042	236,000	217,506
AT&T Inc 5.45% 3/1/2047	160,000	148,552
AT&T Inc 5.7% 3/1/2057	110,000	104,557
AT&T Inc 5.85% 4/30/2046	570,000	556,618
AT&T Inc 6% 4/30/2056	440,000	431,392
AT&T Inc 6.05% 8/15/2056	880,000	869,626
AT&T Inc 6.2% 10/30/2056	510,000	513,338
Comcast Corp 1.5% 2/15/2031	1,115,000	967,829
Comcast Corp 1.95% 1/15/2031	900,000	798,455
Comcast Corp 2.35% 1/15/2027	2,935,000	2,906,858
Comcast Corp 2.45% 8/15/2052	645,000	337,713
Comcast Corp 2.65% 2/1/2030	680,000	636,101
Comcast Corp 2.8% 1/15/2051	120,000	69,354
Comcast Corp 2.887% 11/1/2051	273,000	159,342
Comcast Corp 2.937% 11/1/2056	660,000	370,148
Comcast Corp 2.987% 11/1/2063	160,000	85,771
Comcast Corp 3.2% 7/15/2036	390,000	327,709
Comcast Corp 3.4% 4/1/2030	500,000	481,157
Comcast Corp 3.4% 7/15/2046	100,000	68,937
Comcast Corp 3.45% 2/1/2050	230,000	152,419
Comcast Corp 3.969% 11/1/2047	170,000	125,966
Comcast Corp 3.999% 11/1/2049	300,000	219,419
Comcast Corp 4% 3/1/2048	150,000	111,351
Comcast Corp 4.049% 11/1/2052	15,000	10,810
Comcast Corp 4.15% 10/15/2028	1,200,000	1,196,583
Comcast Corp 4.6% 8/15/2045	180,000	151,201
Comcast Corp 5.168% 1/15/2037 (f)	487,000	475,469
Comcast Corp 5.3% 5/15/2035	680,000	692,152
Comcast Corp 5.35% 5/15/2053	330,000	292,210
Comcast Corp 5.5% 5/15/2064	450,000	397,945
Comcast Corp 5.65% 6/15/2035	476,000	492,272
Comcast Corp 6.05% 5/15/2055	1,190,000	1,175,508
Comcast Corp 7.05% 3/15/2033	210,000	235,411
Sprint Capital Corp 6.875% 11/15/2028	490,000	516,308
Verizon Communications Inc 1.5% 9/18/2030	930,000	820,675
Verizon Communications Inc 2.355% 3/15/2032	615,000	540,059
Verizon Communications Inc 2.85% 9/3/2041	920,000	658,708
Verizon Communications Inc 2.987% 10/30/2056	802,000	476,640
Verizon Communications Inc 3.55% 3/22/2051	500,000	351,933
Verizon Communications Inc 3.7% 3/22/2061	140,000	94,996
Verizon Communications Inc 4.272% 1/15/2036	106,000	98,467
Verizon Communications Inc 4.4% 11/1/2034	420,000	400,499
Verizon Communications Inc 4.5% 8/10/2033	300,000	291,771
Verizon Communications Inc 4.812% 3/15/2039	780,000	732,402
Verizon Communications Inc 5.012% 4/15/2049	146,000	129,102
Verizon Communications Inc 5.012% 8/21/2054	214,000	187,347
Verizon Communications Inc 5.25% 3/16/2037	102,000	101,393
Verizon Communications Inc 5.401% 7/2/2037	1,822,000	1,830,607
Verizon Communications Inc 5.875% 11/30/2045	1,280,000	1,262,027
Verizon Communications Inc 5.875% 11/30/2055	680,000	669,188
Verizon Communications Inc 6.05% 5/14/2058 (d)	250,000	253,224
Verizon Communications Inc 6.2% 5/14/2056 (d)	250,000	253,767
		33,761,424
Entertainment - 0.1%
Netflix Inc 4.9% 8/15/2034	500,000	502,487
Netflix Inc 6.375% 5/15/2029	390,000	411,837
Walt Disney Co/The 2% 9/1/2029	730,000	678,808
Walt Disney Co/The 2.65% 1/13/2031	1,840,000	1,705,433
Walt Disney Co/The 2.75% 9/1/2049	160,000	99,971
Walt Disney Co/The 3.5% 5/13/2040	163,000	133,921
Walt Disney Co/The 3.6% 1/13/2051	830,000	608,998
Walt Disney Co/The 3.8% 5/13/2060	60,000	43,411
Walt Disney Co/The 4.625% 3/14/2036	100,000	97,351
Walt Disney Co/The 4.75% 9/15/2044	151,000	135,895
Walt Disney Co/The 6.15% 2/15/2041	100,000	107,391
Walt Disney Co/The 6.15% 3/1/2037	120,000	130,508
Walt Disney Co/The 6.2% 12/15/2034	280,000	307,144
		4,963,155
Interactive Media & Services - 0.5%
Alphabet Inc 1.1% 8/15/2030	410,000	360,715
Alphabet Inc 1.9% 8/15/2040	100,000	66,584
Alphabet Inc 2.05% 8/15/2050	510,000	274,152
Alphabet Inc 3.7% 2/15/2029	1,220,000	1,204,177
Alphabet Inc 3.875% 11/15/2028	660,000	656,212
Alphabet Inc 4.1% 11/15/2030	550,000	544,354
Alphabet Inc 4.1% 2/15/2031	1,300,000	1,282,527
Alphabet Inc 4.7% 11/15/2035	480,000	471,958
Alphabet Inc 4.8% 2/15/2036	1,030,000	1,018,470
Alphabet Inc 5.3% 5/15/2065	100,000	92,611
Alphabet Inc 5.45% 11/15/2055	1,270,000	1,226,475
Alphabet Inc 5.65% 2/15/2056	1,080,000	1,073,628
Meta Platforms Inc 3.5% 8/15/2027	470,000	467,026
Meta Platforms Inc 3.85% 8/15/2032	120,000	113,864
Meta Platforms Inc 4.2% 11/15/2030	3,020,000	2,981,232
Meta Platforms Inc 4.3% 8/15/2029	1,260,000	1,261,362
Meta Platforms Inc 4.45% 8/15/2052	480,000	376,563
Meta Platforms Inc 4.6% 11/15/2032	500,000	493,821
Meta Platforms Inc 4.65% 8/15/2062	100,000	77,059
Meta Platforms Inc 4.75% 8/15/2034	230,000	226,559
Meta Platforms Inc 4.875% 11/15/2035	590,000	576,466
Meta Platforms Inc 4.95% 5/15/2033	290,000	291,584
Meta Platforms Inc 5.25% 5/15/2036	1,200,000	1,198,985
Meta Platforms Inc 5.4% 8/15/2054	366,000	327,650
Meta Platforms Inc 5.5% 11/15/2045	500,000	469,338
Meta Platforms Inc 5.6% 5/15/2053	150,000	138,907
Meta Platforms Inc 5.625% 11/15/2055	1,280,000	1,180,276
Meta Platforms Inc 5.75% 11/15/2065	500,000	458,183
Meta Platforms Inc 5.75% 5/15/2063	530,000	486,318
Meta Platforms Inc 6.3% 5/15/2056	1,650,000	1,664,868
		21,061,924
Media - 0.2%
Charter Communications Operating LLC / Charter Communications Operating Capital 2.8% 4/1/2031	100,000	89,349
Charter Communications Operating LLC / Charter Communications Operating Capital 3.5% 3/1/2042	680,000	468,479
Charter Communications Operating LLC / Charter Communications Operating Capital 3.5% 6/1/2041	280,000	195,523
Charter Communications Operating LLC / Charter Communications Operating Capital 3.7% 4/1/2051	180,000	111,029
Charter Communications Operating LLC / Charter Communications Operating Capital 3.75% 2/15/2028	150,000	147,427
Charter Communications Operating LLC / Charter Communications Operating Capital 3.85% 4/1/2061	400,000	232,697
Charter Communications Operating LLC / Charter Communications Operating Capital 3.95% 6/30/2062	310,000	182,244
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 12/1/2061	120,000	76,837
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 4/1/2033	700,000	647,266
Charter Communications Operating LLC / Charter Communications Operating Capital 5.125% 7/1/2049	200,000	153,871
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 4/1/2038	110,000	98,028
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	100,000	80,673
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063	370,000	283,842
Charter Communications Operating LLC / Charter Communications Operating Capital 5.75% 4/1/2048	250,000	210,309
Charter Communications Operating LLC / Charter Communications Operating Capital 5.85% 12/1/2035	520,000	506,259
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029	1,110,000	1,142,067
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045	100,000	92,435
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034	250,000	256,501
Charter Communications Operating LLC / Charter Communications Operating Capital 6.7% 12/1/2055	350,000	331,351
Charter Communications Operating LLC / Charter Communications Operating Capital 6.834% 10/23/2055	390,000	367,629
Fox Corp 3.5% 4/8/2030	290,000	278,805
Fox Corp 4.709% 1/25/2029	220,000	220,765
Fox Corp 5.476% 1/25/2039	214,000	210,530
Fox Corp 5.576% 1/25/2049	166,000	156,680
Time Warner Cable Enterprises LLC 8.375% 7/15/2033	100,000	112,372
Time Warner Cable LLC 5.5% 9/1/2041	110,000	94,913
Time Warner Cable LLC 5.875% 11/15/2040	360,000	323,682
Time Warner Cable LLC 6.55% 5/1/2037	100,000	99,888
Time Warner Cable LLC 7.3% 7/1/2038	100,000	104,217
TWDC Enterprises 18 Corp 3% 7/30/2046	110,000	75,726
TWDC Enterprises 18 Corp 3.7% 12/1/2042	250,000	198,963
TWDC Enterprises 18 Corp 4.125% 6/1/2044	192,000	159,064
TWDC Enterprises 18 Corp 7% 3/1/2032	290,000	324,326
		8,033,747
Wireless Telecommunication Services - 0.2%
T-Mobile USA Inc 2.05% 2/15/2028	200,000	192,450
T-Mobile USA Inc 2.55% 2/15/2031	940,000	855,522
T-Mobile USA Inc 3% 2/15/2041	210,000	156,044
T-Mobile USA Inc 3.3% 2/15/2051	400,000	264,801
T-Mobile USA Inc 3.6% 11/15/2060	560,000	370,200
T-Mobile USA Inc 3.875% 4/15/2030	1,370,000	1,333,138
T-Mobile USA Inc 4.375% 4/15/2040	100,000	88,772
T-Mobile USA Inc 4.5% 4/15/2050	480,000	391,472
T-Mobile USA Inc 4.625% 1/15/2033	500,000	491,986
T-Mobile USA Inc 4.8% 7/15/2028	350,000	352,685
T-Mobile USA Inc 4.85% 1/15/2029	800,000	807,396
T-Mobile USA Inc 4.95% 11/15/2035	200,000	196,401
T-Mobile USA Inc 5% 2/15/2036	700,000	689,942
T-Mobile USA Inc 5.05% 7/15/2033	350,000	352,288
T-Mobile USA Inc 5.125% 5/15/2032	150,000	152,147
T-Mobile USA Inc 5.2% 1/15/2033	150,000	152,633
T-Mobile USA Inc 5.25% 6/15/2055	320,000	287,850
T-Mobile USA Inc 5.65% 1/15/2053	470,000	447,805
T-Mobile USA Inc 5.8% 9/15/2062	330,000	321,379
T-Mobile USA Inc 5.85% 2/15/2056	30,000	29,408
		7,934,319
TOTAL COMMUNICATION SERVICES		75,754,569
Consumer Discretionary - 1.3%
Automobile Components - 0.0%
Aptiv Swiss Holdings Ltd 3.1% 12/1/2051	400,000	246,621
Lear Corp 2.6% 1/15/2032	110,000	97,309
Lear Corp 3.55% 1/15/2052	80,000	54,241
Lear Corp 3.8% 9/15/2027	240,000	238,256
		636,427
Automobiles - 0.3%
American Honda Finance Corp 1.8% 1/13/2031	140,000	122,427
American Honda Finance Corp 2.35% 1/8/2027	690,000	682,382
American Honda Finance Corp 4.25% 9/1/2028	240,000	238,573
American Honda Finance Corp 4.45% 1/8/2031	280,000	275,170
American Honda Finance Corp 4.55% 7/9/2027	500,000	500,894
American Honda Finance Corp 4.8% 3/5/2030	230,000	230,022
American Honda Finance Corp 4.85% 10/23/2031	100,000	99,784
American Honda Finance Corp 4.9% 1/10/2034	140,000	138,107
American Honda Finance Corp 5.1% 1/8/2036	140,000	137,973
American Honda Finance Corp 5.125% 7/7/2028	170,000	171,839
American Honda Finance Corp 5.15% 7/9/2032	140,000	140,995
American Honda Finance Corp 5.2% 3/5/2035	180,000	179,824
Ford Motor Co 4.75% 1/15/2043	400,000	318,827
Ford Motor Co 5.291% 12/8/2046	250,000	209,450
Ford Motor Co 6.1% 8/19/2032	540,000	554,156
Ford Motor Co 7.4% 11/1/2046	120,000	127,881
General Motors Co 4.2% 10/1/2027	90,000	89,726
General Motors Co 5% 4/1/2035	260,000	253,224
General Motors Co 5.15% 4/1/2038	120,000	114,354
General Motors Co 5.2% 4/1/2045	110,000	97,812
General Motors Co 5.4% 4/1/2048	90,000	80,970
General Motors Co 5.6% 10/15/2032	360,000	371,537
General Motors Co 5.95% 4/1/2049	260,000	250,136
General Motors Co 6.75% 4/1/2046	405,000	428,009
General Motors Co 6.8% 10/1/2027	330,000	338,812
General Motors Financial Co Inc 2.4% 4/10/2028	190,000	182,836
General Motors Financial Co Inc 2.7% 8/20/2027	140,000	137,133
General Motors Financial Co Inc 3.85% 1/5/2028	160,000	158,539
General Motors Financial Co Inc 4.3% 4/6/2029	370,000	366,194
General Motors Financial Co Inc 4.35% 1/17/2027	1,540,000	1,539,059
General Motors Financial Co Inc 4.6% 1/8/2031	500,000	495,141
General Motors Financial Co Inc 5.45% 7/15/2030	940,000	962,610
General Motors Financial Co Inc 5.45% 9/6/2034	100,000	100,631
General Motors Financial Co Inc 5.6% 6/18/2031	100,000	102,877
General Motors Financial Co Inc 5.65% 1/17/2029	130,000	132,941
General Motors Financial Co Inc 5.8% 6/23/2028	1,000,000	1,022,087
General Motors Financial Co Inc 6% 1/9/2028	330,000	336,943
General Motors Financial Co Inc 6.4% 1/9/2033	260,000	277,549
		11,967,424
Broadline Retail - 0.4%
Amazon.com Inc 1.5% 6/3/2030	1,160,000	1,038,368
Amazon.com Inc 2.1% 5/12/2031	360,000	322,232
Amazon.com Inc 2.5% 6/3/2050	780,000	458,732
Amazon.com Inc 3.1% 5/12/2051	200,000	131,623
Amazon.com Inc 3.15% 8/22/2027	680,000	673,251
Amazon.com Inc 3.45% 4/13/2029	100,000	97,943
Amazon.com Inc 3.875% 8/22/2037	280,000	252,316
Amazon.com Inc 3.95% 4/13/2052	570,000	439,255
Amazon.com Inc 4% 3/13/2029	600,000	595,568
Amazon.com Inc 4.05% 8/22/2047	228,000	183,446
Amazon.com Inc 4.1% 11/20/2030	3,100,000	3,056,223
Amazon.com Inc 4.1% 4/13/2062	490,000	366,874
Amazon.com Inc 4.25% 3/13/2031	600,000	593,281
Amazon.com Inc 4.25% 8/22/2057	100,000	78,605
Amazon.com Inc 4.65% 11/20/2035	440,000	429,959
Amazon.com Inc 4.8% 12/5/2034	230,000	231,844
Amazon.com Inc 4.875% 3/13/2036	689,000	680,714
Amazon.com Inc 4.95% 12/5/2044	200,000	188,246
Amazon.com Inc 5.45% 11/20/2055	670,000	639,347
Amazon.com Inc 5.65% 3/13/2046	500,000	499,331
Amazon.com Inc 5.8% 3/13/2056	1,847,000	1,848,763
eBay Inc 2.6% 5/10/2031	220,000	198,850
eBay Inc 3.6% 6/5/2027	190,000	188,637
eBay Inc 4% 7/15/2042	170,000	136,776
eBay Inc 6.3% 11/22/2032	200,000	214,148
		13,544,332
Distributors - 0.0%
Genuine Parts Co 1.875% 11/1/2030	240,000	208,759
Genuine Parts Co 2.75% 2/1/2032	100,000	86,994
		295,753
Diversified Consumer Services - 0.1%
American University/The 3.672% 4/1/2049	200,000	149,737
Cornell University 4.169% 6/15/2030	50,000	49,568
Cornell University 4.733% 6/15/2035	300,000	296,693
Duke University 2.832% 10/1/2055	34,000	21,146
George Washington University/The 4.126% 9/15/2048	200,000	160,379
Massachusetts Institute of Technology 2.294% 7/1/2051	1,000,000	566,313
Massachusetts Institute of Technology 2.989% 7/1/2050	400,000	266,536
Massachusetts Institute of Technology 5.618% 6/1/2055	141,000	143,822
Northwestern University 3.662% 12/1/2057	100,000	72,477
Northwestern University 3.868% 12/1/2048	120,000	95,288
President and Fellows of Harvard College 2.517% 10/15/2050	500,000	302,504
President and Fellows of Harvard College 5.259% 3/15/2036	360,000	372,808
Trustees of Columbia University in the City of New York/The 4.355% 10/1/2035	150,000	144,703
Trustees of Princeton University/The 5.7% 3/1/2039	600,000	634,686
University of Chicago/The 3% 10/1/2052	120,000	81,217
University of Notre Dame du Lac 3.394% 2/15/2048	110,000	79,574
University of Southern California 2.945% 10/1/2051	350,000	227,107
		3,664,558
Hotels, Restaurants & Leisure - 0.2%
Darden Restaurants Inc 4.55% 2/15/2048	100,000	82,072
Expedia Group Inc 2.95% 3/15/2031	170,000	156,444
Expedia Group Inc 3.25% 2/15/2030	110,000	104,431
Expedia Group Inc 3.8% 2/15/2028	100,000	98,869
Marriott International Inc/MD 2.75% 10/15/2033	100,000	87,034
Marriott International Inc/MD 2.85% 4/15/2031	900,000	826,409
Marriott International Inc/MD 3.125% 6/15/2026	510,000	509,781
Marriott International Inc/MD 3.5% 10/15/2032	130,000	119,951
Marriott International Inc/MD 4.2% 7/15/2027	450,000	449,602
Marriott International Inc/MD 4.625% 6/15/2030	123,000	122,758
Marriott International Inc/MD 4.875% 5/15/2029	300,000	303,017
Marriott International Inc/MD 5.25% 10/15/2035	260,000	261,030
Marriott International Inc/MD 5.35% 3/15/2035	240,000	243,589
Marriott International Inc/MD 5.5% 4/15/2037	300,000	303,205
McDonald's Corp 3.6% 7/1/2030	1,010,000	979,453
McDonald's Corp 3.625% 5/1/2043	180,000	140,825
McDonald's Corp 3.625% 9/1/2049	670,000	487,240
McDonald's Corp 4.2% 4/1/2050	110,000	87,801
McDonald's Corp 4.45% 3/1/2047	153,000	129,096
McDonald's Corp 4.45% 9/1/2048	124,000	104,038
McDonald's Corp 4.6% 9/9/2032	210,000	210,882
McDonald's Corp 4.7% 12/9/2035	100,000	98,004
McDonald's Corp 4.95% 8/14/2033	140,000	142,125
McDonald's Corp 5% 2/13/2036	250,000	249,598
McDonald's Corp 6.3% 3/1/2038	100,000	108,968
Starbucks Corp 2.25% 3/12/2030	190,000	174,632
Starbucks Corp 2.55% 11/15/2030	400,000	367,067
Starbucks Corp 3.5% 11/15/2050	110,000	76,978
Starbucks Corp 3.75% 12/1/2047	100,000	74,541
Starbucks Corp 4% 11/15/2028	350,000	346,661
Starbucks Corp 4.45% 8/15/2049	100,000	82,404
Starbucks Corp 5% 2/15/2034	67,000	67,797
		7,596,302
Household Durables - 0.0%
DR Horton Inc 1.3% 10/15/2026	130,000	128,688
DR Horton Inc 4.85% 10/15/2030	150,000	151,159
DR Horton Inc 5% 10/15/2034	120,000	118,904
DR Horton Inc 5.5% 10/15/2035	240,000	245,234
Lennar Corp 4.75% 11/29/2027	100,000	100,227
PulteGroup Inc 4.25% 3/1/2031	110,000	107,427
PulteGroup Inc 4.9% 3/1/2036	200,000	194,441
PulteGroup Inc 6% 2/15/2035	120,000	125,524
Toll Brothers Finance Corp 4.35% 2/15/2028	100,000	99,591
		1,271,195
Leisure Products - 0.0%
Brunswick Corp/DE 5.1% 4/1/2052	4,000	3,036
Brunswick Corp/DE 5.85% 3/18/2029	300,000	307,746
Hasbro Inc 3.5% 9/15/2027	280,000	276,736
Hasbro Inc 3.55% 11/19/2026	445,000	443,493
Hasbro Inc 3.9% 11/19/2029	222,000	216,438
Hasbro Inc 6.05% 5/14/2034	240,000	250,843
Mattel Inc 5% 11/17/2030	140,000	139,620
Mattel Inc 5.45% 11/1/2041	50,000	45,953
		1,683,865
Specialty Retail - 0.3%
AutoNation Inc 3.85% 3/1/2032	160,000	149,547
AutoNation Inc 5.89% 3/15/2035	90,000	91,988
AutoZone Inc 1.65% 1/15/2031	180,000	156,956
AutoZone Inc 3.75% 4/18/2029	210,000	205,826
AutoZone Inc 4.5% 2/1/2028	240,000	240,367
AutoZone Inc 5.1% 7/15/2029	50,000	50,801
AutoZone Inc 5.165% 6/15/2030	170,000	172,772
AutoZone Inc 5.4% 7/15/2034	250,000	253,948
Home Depot Inc/The 1.375% 3/15/2031	460,000	398,558
Home Depot Inc/The 2.375% 3/15/2051	250,000	141,260
Home Depot Inc/The 2.5% 4/15/2027	750,000	740,965
Home Depot Inc/The 2.75% 9/15/2051	160,000	97,532
Home Depot Inc/The 2.95% 6/15/2029	330,000	317,447
Home Depot Inc/The 3.3% 4/15/2040	100,000	80,354
Home Depot Inc/The 4.2% 4/1/2043	300,000	255,829
Home Depot Inc/The 4.25% 4/1/2046	510,000	425,738
Home Depot Inc/The 4.4% 3/15/2045	156,000	133,370
Home Depot Inc/The 4.5% 12/6/2048	100,000	84,815
Home Depot Inc/The 4.65% 9/15/2035	660,000	643,199
Home Depot Inc/The 4.75% 6/25/2029	130,000	131,657
Home Depot Inc/The 4.95% 6/25/2034	600,000	602,843
Home Depot Inc/The 4.95% 9/15/2052	280,000	251,591
Home Depot Inc/The 5.3% 6/25/2054	310,000	292,386
Home Depot Inc/The 5.875% 12/16/2036	290,000	308,399
Home Depot Inc/The 5.95% 4/1/2041	120,000	127,332
Lowe's Cos Inc 2.8% 9/15/2041	370,000	263,666
Lowe's Cos Inc 3.65% 4/5/2029	620,000	606,426
Lowe's Cos Inc 3.7% 4/15/2046	380,000	284,652
Lowe's Cos Inc 3.95% 10/15/2027	930,000	926,265
Lowe's Cos Inc 4.05% 5/3/2047	132,000	103,197
Lowe's Cos Inc 4.25% 3/15/2031	290,000	284,856
Lowe's Cos Inc 4.25% 4/1/2052	140,000	109,477
Lowe's Cos Inc 4.45% 4/1/2062	270,000	209,430
Lowe's Cos Inc 4.85% 10/15/2035	260,000	253,334
Lowe's Cos Inc 5% 4/15/2033	260,000	261,904
Lowe's Cos Inc 5% 4/15/2040	330,000	313,907
Lowe's Cos Inc 5.15% 7/1/2033	320,000	323,687
Lowe's Cos Inc 5.625% 4/15/2053	300,000	288,387
Lowe's Cos Inc 5.8% 9/15/2062	50,000	48,618
O'Reilly Automotive Inc 1.75% 3/15/2031	270,000	236,228
O'Reilly Automotive Inc 4.35% 6/1/2028	150,000	149,842
O'Reilly Automotive Inc 5% 8/19/2034	100,000	99,165
O'Reilly Automotive Inc 5.1% 3/12/2036	200,000	197,941
TJX Cos Inc/The 1.6% 5/15/2031	250,000	218,533
		11,534,995
Textiles, Apparel & Luxury Goods - 0.0%
NIKE Inc 2.85% 3/27/2030	500,000	472,436
NIKE Inc 3.375% 3/27/2050	260,000	183,979
NIKE Inc 3.875% 11/1/2045	230,000	182,733
Tapestry Inc 5.1% 3/11/2030	120,000	121,289
Tapestry Inc 5.5% 3/11/2035	120,000	120,959
		1,081,396
TOTAL CONSUMER DISCRETIONARY		53,276,247
Consumer Staples - 1.3%
Beverages - 0.2%
Coca-Cola Co/The 1% 3/15/2028	230,000	217,963
Coca-Cola Co/The 1.45% 6/1/2027	120,000	117,073
Coca-Cola Co/The 1.65% 6/1/2030	960,000	867,818
Coca-Cola Co/The 2.125% 9/6/2029	140,000	131,453
Coca-Cola Co/The 2.25% 1/5/2032	120,000	107,504
Coca-Cola Co/The 2.5% 3/15/2051	100,000	59,602
Coca-Cola Co/The 2.5% 6/1/2040	260,000	191,094
Coca-Cola Co/The 2.6% 6/1/2050	230,000	141,302
Coca-Cola Co/The 2.75% 6/1/2060	120,000	69,745
Coca-Cola Co/The 2.875% 5/5/2041	210,000	159,750
Coca-Cola Co/The 3.45% 3/25/2030	160,000	155,476
Coca-Cola Co/The 5% 5/13/2034	520,000	535,056
Coca-Cola Co/The 5.2% 1/14/2055	600,000	570,869
Constellation Brands Inc 2.875% 5/1/2030	560,000	525,007
Constellation Brands Inc 3.15% 8/1/2029	300,000	287,329
Constellation Brands Inc 3.6% 2/15/2028	272,000	268,248
Constellation Brands Inc 4.5% 5/9/2047	100,000	82,961
Constellation Brands Inc 4.9% 5/1/2033	80,000	79,313
Constellation Brands Inc 4.95% 11/1/2035	410,000	399,300
Keurig Dr Pepper Inc 2.25% 3/15/2031	270,000	240,181
Keurig Dr Pepper Inc 3.8% 5/1/2050	430,000	306,202
Keurig Dr Pepper Inc 4.6% 5/15/2030	290,000	288,734
Keurig Dr Pepper Inc 5.085% 5/25/2048	120,000	105,680
Molson Coors Beverage Co 3% 7/15/2026	254,000	253,620
Molson Coors Beverage Co 4.2% 7/15/2046	210,000	168,234
Molson Coors Beverage Co 5% 5/1/2042	200,000	183,852
PepsiCo Inc 1.4% 2/25/2031	680,000	593,483
PepsiCo Inc 1.625% 5/1/2030	309,000	278,706
PepsiCo Inc 2.625% 10/21/2041	100,000	71,823
PepsiCo Inc 2.75% 10/21/2051	180,000	111,618
PepsiCo Inc 2.875% 10/15/2049	80,000	52,114
PepsiCo Inc 3% 10/15/2027	100,000	98,723
PepsiCo Inc 3.625% 3/19/2050	100,000	74,336
PepsiCo Inc 3.875% 3/19/2060	210,000	155,533
PepsiCo Inc 4.3% 7/23/2030	400,000	400,446
PepsiCo Inc 4.45% 4/14/2046	140,000	121,854
PepsiCo Inc 5% 2/7/2035	500,000	505,035
PepsiCo Inc 5% 7/23/2035	690,000	696,416
PepsiCo Inc 5.25% 7/17/2054	200,000	192,534
PepsiCo Inc 7% 3/1/2029	100,000	106,917
		9,972,904
Consumer Staples Distribution & Retail - 0.3%
Costco Wholesale Corp 1.375% 6/20/2027	150,000	146,090
Costco Wholesale Corp 1.6% 4/20/2030	240,000	217,519
Costco Wholesale Corp 3% 5/18/2027	210,000	208,285
Dollar General Corp 3.5% 4/3/2030	210,000	200,157
Dollar General Corp 4.125% 5/1/2028	450,000	446,645
Dollar General Corp 5% 11/1/2032	100,000	99,546
Dollar General Corp 5.2% 7/5/2028	100,000	101,200
Dollar General Corp 5.45% 7/5/2033	120,000	122,083
Dollar Tree Inc 4.2% 5/15/2028	160,000	159,040
Kroger Co/The 1.7% 1/15/2031	390,000	342,527
Kroger Co/The 2.2% 5/1/2030	260,000	237,511
Kroger Co/The 3.7% 8/1/2027	120,000	119,162
Kroger Co/The 3.95% 1/15/2050	100,000	75,308
Kroger Co/The 4.45% 2/1/2047	130,000	107,572
Kroger Co/The 4.65% 1/15/2048	50,000	42,322
Kroger Co/The 5% 9/15/2034	290,000	287,124
Kroger Co/The 5.4% 1/15/2049	70,000	65,632
Kroger Co/The 5.5% 9/15/2054	490,000	460,463
Kroger Co/The 5.65% 9/15/2064	130,000	122,241
Kroger Co/The 7.5% 4/1/2031	110,000	122,950
Sysco Corp 2.4% 2/15/2030	150,000	138,219
Sysco Corp 2.45% 12/14/2031	240,000	213,002
Sysco Corp 3.3% 2/15/2050	260,000	174,121
Sysco Corp 4.85% 10/1/2045	60,000	52,629
Sysco Corp 4.95% 3/25/2036	160,000	154,730
Sysco Corp 5.1% 9/23/2030	250,000	253,149
Sysco Corp 5.95% 4/1/2030	600,000	623,378
Sysco Corp 6.6% 4/1/2050	270,000	287,777
Target Corp 1.95% 1/15/2027	280,000	276,525
Target Corp 3.375% 4/15/2029	460,000	449,056
Target Corp 3.9% 11/15/2047	270,000	210,236
Target Corp 4.8% 1/15/2053	200,000	176,486
Target Corp 5% 4/15/2035	270,000	270,902
Target Corp 5.25% 2/15/2036	300,000	305,195
Walmart Inc 1.8% 9/22/2031	240,000	212,418
Walmart Inc 2.5% 9/22/2041	390,000	280,933
Walmart Inc 2.65% 9/22/2051	100,000	62,148
Walmart Inc 3.25% 7/8/2029	220,000	214,731
Walmart Inc 3.7% 6/26/2028	140,000	139,060
Walmart Inc 3.9% 4/15/2028	100,000	99,779
Walmart Inc 4.1% 4/15/2033	300,000	293,576
Walmart Inc 4.5% 4/15/2053	110,000	96,063
Walmart Inc 4.75% 4/30/2036	1,000,000	994,159
Walmart Inc 4.9% 4/28/2035	1,000,000	1,011,109
Walmart Inc 5.25% 9/1/2035	645,000	670,003
Walmart Inc 5.625% 4/15/2041	169,000	178,889
		11,521,650
Food Products - 0.3%
Archer-Daniels-Midland Co 3.25% 3/27/2030	330,000	315,577
Archer-Daniels-Midland Co 3.75% 9/15/2047	200,000	152,642
Archer-Daniels-Midland Co 4.5% 3/15/2049	90,000	77,337
Archer-Daniels-Midland Co 4.5% 8/15/2033	100,000	99,124
Bunge Ltd Finance Corp 2.75% 5/14/2031	110,000	100,539
Bunge Ltd Finance Corp 4.2% 9/17/2029	100,000	98,937
Bunge Ltd Finance Corp 4.65% 9/17/2034	100,000	96,990
Bunge Ltd Finance Corp 4.8% 3/19/2033	150,000	149,345
Bunge Ltd Finance Corp 5.15% 3/19/2036	250,000	249,191
Campbell's Company/The 2.375% 4/24/2030	100,000	90,350
Campbell's Company/The 4.15% 3/15/2028	410,000	405,833
Campbell's Company/The 4.8% 3/15/2048	100,000	81,151
Campbell's Company/The 5.4% 3/21/2034	520,000	504,841
Conagra Brands Inc 4.85% 11/1/2028	510,000	510,923
Conagra Brands Inc 5% 8/1/2030	400,000	399,554
Conagra Brands Inc 5.3% 11/1/2038	121,000	113,733
Conagra Brands Inc 5.75% 8/1/2035	200,000	201,139
General Mills Inc 3% 2/1/2051	110,000	68,980
General Mills Inc 4.2% 4/17/2028	200,000	199,225
General Mills Inc 4.875% 1/30/2030	520,000	523,563
General Mills Inc 4.95% 3/29/2033	350,000	348,430
Hershey Co/The 1.7% 6/1/2030	340,000	305,504
Hershey Co/The 2.65% 6/1/2050	55,000	33,703
Hormel Foods Corp 1.8% 6/11/2030	200,000	179,965
Ingredion Inc 3.2% 10/1/2026	270,000	269,133
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 3% 5/15/2032	100,000	88,925
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 5.5% 1/15/2036	600,000	598,638
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 5.75% 4/1/2033	650,000	668,376
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 6.25% 3/1/2056	120,000	117,355
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 6.375% 2/25/2055	60,000	59,921
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 6.4% 5/10/2057 (f)	350,000	347,788
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 6.5% 12/1/2052	280,000	283,018
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 6.75% 3/15/2034	34,000	37,022
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 7.25% 11/15/2053	170,000	186,146
JM Smucker Co 4.25% 3/15/2035	200,000	186,503
JM Smucker Co 6.2% 11/15/2033	100,000	106,628
JM Smucker Co 6.5% 11/15/2043	270,000	288,002
Kellanova 2.1% 6/1/2030	160,000	145,763
Kellanova 7.45% 4/1/2031	110,000	123,400
Kraft Heinz Foods Co 3.75% 4/1/2030	800,000	775,070
Kraft Heinz Foods Co 4.375% 6/1/2046	11,000	8,831
Kraft Heinz Foods Co 4.625% 10/1/2039	100,000	89,177
Kraft Heinz Foods Co 4.875% 10/1/2049	190,000	158,793
Kraft Heinz Foods Co 5% 6/4/2042	100,000	89,446
Kraft Heinz Foods Co 5.2% 3/15/2032	330,000	335,387
Kraft Heinz Foods Co 5.2% 7/15/2045	80,000	71,040
Kraft Heinz Foods Co 5.5% 6/1/2050	590,000	537,461
McCormick & Co Inc/MD 1.85% 2/15/2031	260,000	228,491
Mondelez International Inc 1.875% 10/15/2032	370,000	315,946
Mondelez International Inc 2.75% 4/13/2030	190,000	177,778
Mondelez International Inc 4.25% 5/6/2028	760,000	758,109
Pilgrim's Pride Corp 4.25% 4/15/2031	140,000	134,272
Pilgrim's Pride Corp 6.25% 7/1/2033	85,000	88,751
Tyson Foods Inc 4.35% 3/1/2029	450,000	448,307
Tyson Foods Inc 4.55% 6/2/2047	100,000	85,525
Tyson Foods Inc 4.875% 8/15/2034	80,000	78,510
Tyson Foods Inc 4.95% 2/20/2036	100,000	97,651
Tyson Foods Inc 5.1% 9/28/2048	250,000	229,795
Tyson Foods Inc 5.4% 3/15/2029	570,000	582,960
		14,104,494
Household Products - 0.1%
Church & Dwight Co Inc 3.95% 8/1/2047	150,000	117,985
Colgate-Palmolive Co 3.1% 8/15/2027	410,000	405,874
Colgate-Palmolive Co 3.25% 8/15/2032	130,000	122,115
Colgate-Palmolive Co 3.7% 8/1/2047	140,000	108,522
Kimberly-Clark Corp 1.05% 9/15/2027	184,000	177,209
Kimberly-Clark Corp 2.875% 2/7/2050	130,000	84,450
Kimberly-Clark Corp 3.2% 4/25/2029	260,000	252,012
Kimberly-Clark Corp 3.2% 7/30/2046	100,000	71,041
Kimberly-Clark Corp 6.625% 8/1/2037	140,000	159,761
Procter & Gamble Co/The 1.2% 10/29/2030	710,000	622,033
Procter & Gamble Co/The 1.95% 4/23/2031	200,000	179,371
Procter & Gamble Co/The 2.85% 8/11/2027	140,000	138,100
Procter & Gamble Co/The 3% 3/25/2030	100,000	95,633
Procter & Gamble Co/The 3.6% 3/25/2050	160,000	122,728
Procter & Gamble Co/The 4.1% 11/3/2032	400,000	392,458
Procter & Gamble Co/The 4.55% 1/29/2034	280,000	280,081
		3,329,373
Personal Care Products - 0.1%
Estee Lauder Cos Inc/The 1.95% 3/15/2031	330,000	292,346
Estee Lauder Cos Inc/The 2.375% 12/1/2029	220,000	204,851
Estee Lauder Cos Inc/The 3.125% 12/1/2049	130,000	86,270
Estee Lauder Cos Inc/The 3.15% 3/15/2027	260,000	257,983
Estee Lauder Cos Inc/The 5% 2/14/2034	260,000	260,812
Kenvue Inc 4.85% 5/22/2032	250,000	252,401
Kenvue Inc 4.9% 3/22/2033	260,000	261,770
Kenvue Inc 5.05% 3/22/2028	140,000	141,700
Kenvue Inc 5.05% 3/22/2053	200,000	182,568
Kenvue Inc 5.2% 3/22/2063	160,000	144,942
		2,085,643
Tobacco - 0.3%
Altria Group Inc 2.45% 2/4/2032	520,000	458,085
Altria Group Inc 3.4% 2/4/2041	180,000	137,249
Altria Group Inc 3.4% 5/6/2030	100,000	95,640
Altria Group Inc 3.7% 2/4/2051	300,000	208,631
Altria Group Inc 3.875% 9/16/2046	374,000	278,671
Altria Group Inc 4.5% 8/6/2030	500,000	497,594
Altria Group Inc 4.8% 2/14/2029	30,000	30,194
Altria Group Inc 5.8% 2/14/2039	510,000	516,521
Altria Group Inc 5.95% 2/14/2049	240,000	236,492
Altria Group Inc 6.875% 11/1/2033	370,000	411,023
Philip Morris International Inc 3.125% 8/17/2027	2,350,000	2,320,768
Philip Morris International Inc 3.875% 10/27/2028	1,300,000	1,287,028
Philip Morris International Inc 4.125% 3/4/2043	330,000	277,518
Philip Morris International Inc 4.125% 4/28/2028	860,000	856,250
Philip Morris International Inc 4.25% 11/10/2044	110,000	92,337
Philip Morris International Inc 4.625% 10/29/2035	400,000	387,188
Philip Morris International Inc 4.625% 11/1/2029	140,000	140,716
Philip Morris International Inc 4.875% 11/15/2043	224,000	204,348
Philip Morris International Inc 4.875% 2/15/2028	170,000	171,488
Philip Morris International Inc 4.9% 11/1/2034	640,000	637,621
Philip Morris International Inc 5.125% 11/17/2027	170,000	171,973
Philip Morris International Inc 5.125% 2/15/2030	520,000	529,855
Philip Morris International Inc 5.375% 2/15/2033	480,000	494,236
Philip Morris International Inc 5.75% 11/17/2032	120,000	125,960
		10,567,386
TOTAL CONSUMER STAPLES		51,581,450
Energy - 1.5%
Energy Equipment & Services - 0.1%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 3.138% 11/7/2029	230,000	220,639
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 4.08% 12/15/2047	390,000	312,151
Halliburton Co 2.92% 3/1/2030	920,000	866,137
Halliburton Co 4.75% 8/1/2043	50,000	44,533
Halliburton Co 5% 11/15/2045	460,000	417,520
Halliburton Co 6.7% 9/15/2038	100,000	110,978
Halliburton Co 7.45% 9/15/2039	120,000	140,898
NOV Inc 3.6% 12/1/2029	280,000	271,011
NOV Inc 3.95% 12/1/2042	50,000	40,254
		2,424,121
Oil, Gas & Consumable Fuels - 1.4%
APA Corp 5.25% 2/1/2042	107,000	93,062
APA Corp 6.75% 2/15/2055	80,000	84,076
Boardwalk Pipelines LP 4.45% 7/15/2027	140,000	139,801
Boardwalk Pipelines LP 5.625% 8/1/2034	120,000	123,258
Burlington Resources LLC 5.95% 10/15/2036	110,000	117,639
Cheniere Corpus Christi Holdings LLC 2.742% 12/31/2039	160,000	135,738
Cheniere Energy Inc 5.65% 4/15/2034	390,000	401,656
Cheniere Energy Inc 6% 7/30/2056 (f)	130,000	129,791
Cheniere Energy Partners LP 3.25% 1/31/2032	160,000	146,898
Cheniere Energy Partners LP 4% 3/1/2031	280,000	270,107
Cheniere Energy Partners LP 5.35% 11/30/2036 (b)(f)	500,000	500,040
Cheniere Energy Partners LP 5.75% 8/15/2034	180,000	186,740
Chevron Corp 1.995% 5/11/2027	70,000	68,777
Chevron Corp 2.236% 5/11/2030	70,000	64,656
Chevron Corp 2.978% 5/11/2040	70,000	53,184
Chevron Corp 3.078% 5/11/2050	70,000	47,244
Chevron USA Inc 4.3% 10/15/2030	1,270,000	1,268,602
Chevron USA Inc 4.95% 8/15/2047	100,000	93,955
Chevron USA Inc 5.05% 11/15/2044	70,000	67,445
Columbia Pipeline Group Inc 5.8% 6/1/2045	50,000	49,680
ConocoPhillips 6.5% 2/1/2039	120,000	133,018
ConocoPhillips Co 3.8% 3/15/2052	100,000	73,868
ConocoPhillips Co 4.025% 3/15/2062	230,000	168,485
ConocoPhillips Co 4.7% 1/15/2030	730,000	735,199
ConocoPhillips Co 5% 1/15/2035	290,000	290,688
ConocoPhillips Co 5.05% 9/15/2033	50,000	50,849
ConocoPhillips Co 5.3% 5/15/2053	130,000	121,736
ConocoPhillips Co 5.5% 1/15/2055	250,000	240,630
ConocoPhillips Co 5.55% 3/15/2054	50,000	48,582
ConocoPhillips Co 5.65% 1/15/2065	210,000	203,143
ConocoPhillips Co 5.7% 9/15/2063	230,000	224,113
Continental Resources Inc/OK 4.375% 1/15/2028	300,000	298,379
Continental Resources Inc/OK 4.9% 6/1/2044	60,000	49,355
DCP Midstream Operating LP 5.6% 4/1/2044	80,000	76,455
Devon Energy Corp 5% 6/15/2045	315,000	283,475
Devon Energy Corp 5.2% 9/15/2034	170,000	171,179
Devon Energy Corp 5.6% 7/15/2041	100,000	98,857
Devon Energy Corp 5.75% 9/15/2054	110,000	106,453
Diamondback Energy Inc 5.15% 1/30/2030	2,480,000	2,530,456
Diamondback Energy Inc 5.9% 4/18/2064	480,000	475,164
Eastern Gas Transmission & Storage Inc 3.9% 11/15/2049	90,000	66,192
Enbridge Energy Partners LP 7.375% 10/15/2045	210,000	244,382
Energy Transfer LP 3.75% 5/15/2030	390,000	376,792
Energy Transfer LP 4.4% 3/15/2027	170,000	170,113
Energy Transfer LP 4.55% 1/15/2031	500,000	495,405
Energy Transfer LP 4.95% 6/15/2028	567,000	571,542
Energy Transfer LP 5% 5/15/2050	330,000	281,022
Energy Transfer LP 5.25% 4/15/2029	1,300,000	1,322,741
Energy Transfer LP 5.3% 4/15/2047	50,000	44,964
Energy Transfer LP 5.4% 10/1/2047	80,000	72,776
Energy Transfer LP 5.7% 4/1/2035	500,000	514,701
Energy Transfer LP 5.8% 6/15/2038	260,000	265,415
Energy Transfer LP 6% 6/15/2048	330,000	321,583
Energy Transfer LP 6.05% 9/1/2054	110,000	107,235
Energy Transfer LP 6.125% 12/15/2045	230,000	228,490
Energy Transfer LP 6.2% 4/1/2055	300,000	299,000
Energy Transfer LP 6.25% 4/15/2049	130,000	130,272
Energy Transfer LP 6.3% 1/15/2056	400,000	403,916
Energy Transfer LP 6.4% 12/1/2030	100,000	106,541
Energy Transfer LP 6.55% 12/1/2033	220,000	239,150
Energy Transfer LP 6.625% 10/15/2036	280,000	303,961
Energy Transfer LP 7.5% 7/1/2038	210,000	244,090
Enterprise Products Operating LLC 2.8% 1/31/2030	560,000	527,837
Enterprise Products Operating LLC 3.2% 2/15/2052	290,000	192,550
Enterprise Products Operating LLC 3.3% 2/15/2053	100,000	67,104
Enterprise Products Operating LLC 3.95% 2/15/2027	214,000	213,887
Enterprise Products Operating LLC 4.2% 1/31/2050	370,000	298,927
Enterprise Products Operating LLC 4.25% 2/15/2048	270,000	221,842
Enterprise Products Operating LLC 4.45% 2/15/2043	100,000	87,574
Enterprise Products Operating LLC 4.6% 1/15/2031	600,000	599,732
Enterprise Products Operating LLC 4.8% 2/1/2049	56,000	49,486
Enterprise Products Operating LLC 4.85% 8/15/2042	170,000	156,780
Enterprise Products Operating LLC 4.95% 2/15/2035	130,000	129,862
Enterprise Products Operating LLC 5.2% 1/15/2036	830,000	835,874
Enterprise Products Operating LLC 5.35% 1/31/2033	500,000	515,313
Enterprise Products Operating LLC 5.55% 2/16/2055	130,000	125,979
Enterprise Products Operating LLC 7.55% 4/15/2038	120,000	142,750
EOG Resources Inc 4.4% 1/15/2031	300,000	296,844
EOG Resources Inc 4.95% 4/15/2050	200,000	179,131
EOG Resources Inc 5% 7/15/2032	200,000	202,404
EOG Resources Inc 5.35% 1/15/2036	200,000	203,226
EOG Resources Inc 5.65% 12/1/2054	180,000	176,933
EQT Corp 4.75% 1/15/2031	500,000	497,125
EQT Corp 5.7% 4/1/2028	154,000	157,173
EQT Corp 5.75% 2/1/2034	110,000	113,670
Expand Energy Corp 5.375% 3/15/2030	240,000	242,131
Exxon Mobil Corp 2.61% 10/15/2030	500,000	466,030
Exxon Mobil Corp 2.995% 8/16/2039	450,000	358,351
Exxon Mobil Corp 3.452% 4/15/2051	760,000	545,181
Exxon Mobil Corp 4.114% 3/1/2046	200,000	166,749
Exxon Mobil Corp 4.227% 3/19/2040	300,000	271,833
Exxon Mobil Corp 4.327% 3/19/2050	100,000	83,831
Hess Corp 5.6% 2/15/2041	190,000	193,948
Hess Corp 5.8% 4/1/2047	100,000	102,224
Hess Corp 7.125% 3/15/2033	170,000	192,831
HF Sinclair Corp 5.5% 9/1/2032	220,000	222,160
Kinder Morgan Energy Partners LP 6.55% 9/15/2040	100,000	107,643
Kinder Morgan Energy Partners LP 6.95% 1/15/2038	200,000	224,699
Kinder Morgan Energy Partners LP 7.3% 8/15/2033	530,000	601,941
Kinder Morgan Inc 3.6% 2/15/2051	270,000	190,689
Kinder Morgan Inc 4.8% 2/1/2033	600,000	596,204
Kinder Morgan Inc 5.05% 2/15/2046	50,000	45,297
Kinder Morgan Inc 5.15% 6/1/2030	770,000	786,354
Kinder Morgan Inc 5.2% 3/1/2048	264,000	241,773
Kinder Morgan Inc 5.45% 8/1/2052	210,000	197,628
Kinder Morgan Inc 5.55% 6/1/2045	300,000	290,115
Kinder Morgan Inc 5.85% 6/1/2035	150,000	157,303
Kinder Morgan Inc 5.95% 8/1/2054	100,000	100,585
Marathon Petroleum Corp 4.5% 4/1/2048	280,000	226,456
Marathon Petroleum Corp 5.15% 3/1/2030	290,000	295,042
Marathon Petroleum Corp 5.7% 3/1/2035	290,000	298,827
Marathon Petroleum Corp 6.5% 3/1/2041	50,000	53,850
MPLX LP 2.65% 8/15/2030	150,000	138,533
MPLX LP 4.125% 3/1/2027	60,000	59,924
MPLX LP 4.5% 4/15/2038	570,000	517,801
MPLX LP 4.7% 4/15/2048	226,000	187,955
MPLX LP 4.8% 2/15/2031	150,000	149,906
MPLX LP 4.95% 9/1/2032	130,000	129,591
MPLX LP 5% 3/1/2033	500,000	499,093
MPLX LP 5.2% 12/1/2047	200,000	179,858
MPLX LP 5.4% 9/15/2035	590,000	590,940
MPLX LP 5.5% 2/15/2049	100,000	92,197
MPLX LP 5.65% 3/1/2053	100,000	93,341
MPLX LP 6.2% 9/15/2055	250,000	251,344
Occidental Petroleum Corp 4.2% 3/15/2048	450,000	354,637
Occidental Petroleum Corp 5.55% 10/1/2034	440,000	453,700
Occidental Petroleum Corp 6.05% 10/1/2054	150,000	152,008
Occidental Petroleum Corp 6.45% 9/15/2036	80,000	86,876
Occidental Petroleum Corp 6.625% 9/1/2030	569,000	606,811
Occidental Petroleum Corp 7.5% 5/1/2031	100,000	111,488
ONEOK Inc 3.25% 6/1/2030	150,000	141,862
ONEOK Inc 3.95% 3/1/2050	35,000	25,363
ONEOK Inc 4% 7/13/2027	80,000	79,711
ONEOK Inc 4.25% 9/24/2027	90,000	89,803
ONEOK Inc 4.4% 10/15/2029	260,000	258,246
ONEOK Inc 4.45% 9/1/2049	150,000	120,992
ONEOK Inc 4.75% 10/15/2031	240,000	238,568
ONEOK Inc 4.85% 2/1/2049	130,000	109,057
ONEOK Inc 5.05% 11/1/2034	660,000	649,803
ONEOK Inc 5.2% 7/15/2048	22,000	19,547
ONEOK Inc 5.65% 11/1/2028	60,000	61,427
ONEOK Inc 5.65% 9/1/2034	100,000	102,576
ONEOK Inc 5.7% 11/1/2054	180,000	167,823
ONEOK Inc 5.85% 11/1/2064	230,000	216,218
ONEOK Inc 6.1% 11/15/2032	340,000	358,807
ONEOK Inc 6.25% 10/15/2055	150,000	150,398
ONEOK Inc 6.625% 9/1/2053	130,000	136,210
ONEOK Inc 7.15% 1/15/2051	150,000	165,412
ONEOK Partners LP 6.65% 10/1/2036	350,000	381,054
Ovintiv Inc 6.25% 7/15/2033	130,000	137,877
Ovintiv Inc 6.5% 2/1/2038	220,000	233,614
Ovintiv Inc 6.625% 8/15/2037	100,000	107,501
Ovintiv Inc 7.1% 7/15/2053	40,000	44,387
Phillips 66 3.3% 3/15/2052	440,000	290,224
Phillips 66 3.9% 3/15/2028	380,000	376,699
Phillips 66 4.65% 11/15/2034	220,000	214,050
Phillips 66 Co 4.68% 2/15/2045	100,000	85,901
Phillips 66 Co 4.95% 3/15/2035	110,000	109,422
Phillips 66 Co 5.25% 6/15/2031	1,600,000	1,634,135
Phillips 66 Co 5.5% 3/15/2055	100,000	93,158
Phillips 66 Co 5.65% 6/15/2054	130,000	123,010
Pioneer Natural Resources Co 1.9% 8/15/2030	210,000	189,606
Plains All American Pipeline LP / PAA Finance Corp 3.8% 9/15/2030	760,000	731,055
Plains All American Pipeline LP / PAA Finance Corp 4.7% 6/15/2044	90,000	78,012
Plains All American Pipeline LP / PAA Finance Corp 5.6% 1/15/2036	569,000	573,405
Sabine Pass Liquefaction LLC 4.5% 5/15/2030	420,000	417,343
Shell Finance US Inc 2.375% 11/7/2029	1,470,000	1,377,694
Shell Finance US Inc 3% 11/26/2051 (f)	100,000	65,015
Shell Finance US Inc 3.125% 11/7/2049 (f)	100,000	67,244
Shell Finance US Inc 3.25% 4/6/2050	410,000	284,244
Shell Finance US Inc 3.75% 9/12/2046	106,000	82,195
Shell Finance US Inc 4% 5/10/2046	100,000	80,221
Shell Finance US Inc 4.125% 11/6/2030	340,000	334,834
Shell Finance US Inc 4.375% 5/11/2045	160,000	136,938
Shell Finance US Inc 4.55% 8/12/2043	430,000	381,199
Shell Finance US Inc 4.75% 1/6/2036	170,000	167,319
Shell Finance US Inc 5.5% 3/25/2040 (f)	190,000	192,232
Shell International Finance BV 2.5% 9/12/2026	270,000	268,866
Shell International Finance BV 2.875% 11/26/2041	440,000	321,759
Targa Resources Corp 4.2% 2/1/2033	130,000	123,681
Targa Resources Corp 4.35% 1/15/2029	100,000	99,606
Targa Resources Corp 4.35% 4/15/2031	220,000	215,507
Targa Resources Corp 4.9% 9/15/2030	180,000	181,195
Targa Resources Corp 5.4% 7/30/2036	280,000	280,277
Targa Resources Corp 6.05% 5/15/2056	100,000	99,282
Targa Resources Corp 6.125% 3/15/2033	250,000	264,499
Targa Resources Corp 6.125% 5/15/2055	190,000	190,419
Targa Resources Corp 6.5% 2/15/2053	190,000	200,362
Targa Resources Partners LP / Targa Resources Partners Finance Corp 4% 1/15/2032	460,000	438,493
Tennessee Gas Pipeline Co LLC 7% 10/15/2028	630,000	664,432
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030	1,105,000	1,049,189
Transcontinental Gas Pipe Line Co LLC 3.95% 5/15/2050	100,000	76,487
Transcontinental Gas Pipe Line Co LLC 4.6% 3/15/2048	190,000	161,176
Transcontinental Gas Pipe Line Co LLC 5.1% 3/15/2036	210,000	208,694
Transcontinental Gas Pipe Line Co LLC 5.75% 3/15/2056	100,000	98,707
Valero Energy Corp 3.4% 9/15/2026	110,000	109,714
Valero Energy Corp 3.65% 12/1/2051	210,000	146,847
Valero Energy Corp 4.35% 6/1/2028	70,000	69,897
Valero Energy Corp 5.15% 3/10/2036	500,000	495,041
Valero Energy Corp 6.625% 6/15/2037	200,000	220,874
Valero Energy Partners LP 4.5% 3/15/2028	270,000	270,025
Western Gas Partners LP 4.05% 2/1/2030 (g)	230,000	223,661
Western Gas Partners LP 5.3% 3/1/2048	150,000	131,123
Western Gas Partners LP 5.5% 12/15/2035	550,000	547,831
Western Gas Partners LP 6.15% 4/1/2033	110,000	115,669
Williams Cos Inc/The 2.6% 3/15/2031	210,000	190,450
Williams Cos Inc/The 3.5% 10/15/2051	350,000	242,761
Williams Cos Inc/The 3.75% 6/15/2027	460,000	457,721
Williams Cos Inc/The 4.85% 3/1/2048	50,000	43,518
Williams Cos Inc/The 4.9% 1/15/2045	100,000	88,831
Williams Cos Inc/The 5.1% 9/15/2045	100,000	91,878
Williams Cos Inc/The 5.15% 3/15/2034	130,000	130,371
Williams Cos Inc/The 5.3% 9/30/2035	200,000	200,362
Williams Cos Inc/The 5.6% 3/15/2035	220,000	225,369
Williams Cos Inc/The 5.65% 3/15/2033	330,000	341,150
Williams Cos Inc/The 5.8% 11/15/2043	100,000	99,160
Williams Cos Inc/The 5.95% 3/15/2056	250,000	248,850
Williams Cos Inc/The Series A, 7.5% 1/15/2031	205,000	228,144
		57,083,686
TOTAL ENERGY		59,507,807
Financials - 6.3%
Banks - 2.7%
Bank of America Corp 1.734% 7/22/2027 (d)	510,000	508,101
Bank of America Corp 2.087% 6/14/2029 (d)	1,210,000	1,152,455
Bank of America Corp 2.299% 7/21/2032 (d)	110,000	97,336
Bank of America Corp 2.482% 9/21/2036 (d)	320,000	279,254
Bank of America Corp 2.572% 10/20/2032 (d)	1,690,000	1,506,516
Bank of America Corp 2.651% 3/11/2032 (d)	340,000	308,776
Bank of America Corp 2.676% 6/19/2041 (d)	1,480,000	1,073,560
Bank of America Corp 2.687% 4/22/2032 (d)	2,030,000	1,842,853
Bank of America Corp 2.831% 10/24/2051 (d)	140,000	87,852
Bank of America Corp 2.972% 2/4/2033 (d)	250,000	226,054
Bank of America Corp 2.972% 7/21/2052 (d)	220,000	142,149
Bank of America Corp 3.194% 7/23/2030 (d)	270,000	258,698
Bank of America Corp 3.311% 4/22/2042 (d)	100,000	77,415
Bank of America Corp 3.419% 12/20/2028 (d)	735,000	723,548
Bank of America Corp 3.946% 1/23/2049 (d)	360,000	282,708
Bank of America Corp 3.97% 3/5/2029 (d)	780,000	772,857
Bank of America Corp 3.974% 2/7/2030 (d)	825,000	811,793
Bank of America Corp 4.078% 4/23/2040 (d)	100,000	87,658
Bank of America Corp 4.083% 3/20/2051 (d)	100,000	78,999
Bank of America Corp 4.244% 4/24/2038 (d)	480,000	439,799
Bank of America Corp 4.271% 7/23/2029 (d)	360,000	357,861
Bank of America Corp 4.33% 3/15/2050 (d)	200,000	165,264
Bank of America Corp 4.376% 4/27/2028 (d)	1,000,000	999,670
Bank of America Corp 4.623% 5/9/2029 (d)	2,010,000	2,014,764
Bank of America Corp 5% 1/21/2044	235,000	220,832
Bank of America Corp 5.045% 2/6/2037 (d)	2,300,000	2,267,326
Bank of America Corp 5.202% 4/25/2029 (d)	200,000	202,508
Bank of America Corp 5.425% 8/15/2035 (d)	600,000	602,729
Bank of America Corp 5.464% 5/9/2036 (d)	1,010,000	1,031,558
Bank of America Corp 5.511% 1/24/2036 (d)	700,000	717,115
Bank of America Corp 5.518% 10/25/2035 (d)	240,000	241,835
Bank of America Corp 5.744% 2/12/2036 (d)	140,000	143,124
Bank of America Corp 5.872% 9/15/2034 (d)	560,000	586,991
Bank of America Corp 6.11% 1/29/2037	508,000	536,419
Bank of America Corp 6.204% 11/10/2028 (d)	400,000	409,910
Bank of America Corp 6.22% 9/15/2026	480,000	482,365
Bank of America Corp 7.75% 5/14/2038	120,000	143,274
Citibank NA 4.838% 8/6/2029	510,000	516,387
Citibank NA 5.803% 9/29/2028	2,000,000	2,067,572
Citigroup Inc 1.462% 6/9/2027 (d)	300,000	299,812
Citigroup Inc 2.561% 5/1/2032 (d)	600,000	539,869
Citigroup Inc 2.572% 6/3/2031 (d)	380,000	349,561
Citigroup Inc 3.07% 2/24/2028 (d)	610,000	604,304
Citigroup Inc 3.2% 10/21/2026	80,000	79,699
Citigroup Inc 3.52% 10/27/2028 (d)	2,060,000	2,035,489
Citigroup Inc 3.785% 3/17/2033 (d)	100,000	94,240
Citigroup Inc 3.878% 1/24/2039 (d)	470,000	408,185
Citigroup Inc 3.887% 1/10/2028 (d)	140,000	139,570
Citigroup Inc 3.98% 3/20/2030 (d)	150,000	147,367
Citigroup Inc 4.075% 4/23/2029 (d)	770,000	764,352
Citigroup Inc 4.125% 7/25/2028	440,000	436,063
Citigroup Inc 4.45% 9/29/2027	1,185,000	1,184,984
Citigroup Inc 4.503% 9/11/2031 (d)	1,300,000	1,286,179
Citigroup Inc 4.65% 7/30/2045	267,000	236,337
Citigroup Inc 4.75% 5/18/2046	518,000	441,360
Citigroup Inc 5.174% 9/11/2036 (d)	610,000	607,011
Citigroup Inc 5.316% 3/26/2041 (d)	500,000	491,071
Citigroup Inc 5.333% 3/27/2036 (d)	1,000,000	1,007,616
Citigroup Inc 5.449% 6/11/2035 (d)	300,000	305,260
Citigroup Inc 5.827% 2/13/2035 (d)	380,000	388,009
Citigroup Inc 5.875% 1/30/2042	100,000	103,138
Citigroup Inc 5.875% 2/22/2033	310,000	323,478
Citigroup Inc 6.27% 11/17/2033 (d)	100,000	106,951
Citigroup Inc 6.625% 6/15/2032	200,000	217,397
Citigroup Inc 6.675% 9/13/2043	200,000	217,102
Citizens Bank NA/Providence RI 4.192% 1/29/2029 (d)	500,000	496,459
Citizens Financial Group Inc 2.5% 2/6/2030	190,000	175,061
Citizens Financial Group Inc 5.253% 3/5/2031 (d)	260,000	263,038
Citizens Financial Group Inc 5.299% 1/29/2036 (d)	100,000	99,062
Citizens Financial Group Inc 5.641% 5/21/2037 (d)	70,000	70,277
Citizens Financial Group Inc 5.718% 7/23/2032 (d)	150,000	154,093
Fifth Third Bancorp 2.55% 5/5/2027	100,000	98,499
Fifth Third Bancorp 3.95% 3/14/2028	50,000	49,617
Fifth Third Bancorp 4.337% 4/25/2033 (d)	50,000	48,275
Fifth Third Bancorp 4.566% 4/29/2032 (d)	200,000	196,688
Fifth Third Bancorp 4.772% 7/28/2030 (d)	170,000	169,991
Fifth Third Bancorp 5.141% 1/29/2037 (d)	120,000	117,577
Fifth Third Bancorp 6.339% 7/27/2029 (d)	290,000	300,279
Fifth Third Bancorp 6.361% 10/27/2028 (d)	380,000	389,464
Fifth Third Bancorp 8.25% 3/1/2038	130,000	157,662
Fifth Third Financial Corp 5.982% 1/30/2030 (d)	140,000	144,272
Huntington Bancshares Inc/OH 2.487% 8/15/2036 (d)	190,000	163,795
Huntington Bancshares Inc/OH 2.55% 2/4/2030	310,000	287,400
Huntington Bancshares Inc/OH 4.443% 8/4/2028 (d)	290,000	289,747
Huntington Bancshares Inc/OH 4.623% 1/28/2032 (d)	300,000	295,873
Huntington Bancshares Inc/OH 5.272% 1/15/2031 (d)	350,000	355,171
Huntington Bancshares Inc/OH 6.208% 8/21/2029 (d)	100,000	103,296
JPMorgan Chase & Co 1.47% 9/22/2027 (d)	360,000	356,879
JPMorgan Chase & Co 1.953% 2/4/2032 (d)	300,000	264,568
JPMorgan Chase & Co 2.069% 6/1/2029 (d)	340,000	324,307
JPMorgan Chase & Co 2.525% 11/19/2041 (d)	340,000	241,330
JPMorgan Chase & Co 2.545% 11/8/2032 (d)	1,080,000	963,271
JPMorgan Chase & Co 2.58% 4/22/2032 (d)	300,000	270,950
JPMorgan Chase & Co 2.739% 10/15/2030 (d)	570,000	536,506
JPMorgan Chase & Co 2.95% 10/1/2026	190,000	189,337
JPMorgan Chase & Co 2.956% 5/13/2031 (d)	360,000	336,779
JPMorgan Chase & Co 2.963% 1/25/2033 (d)	630,000	571,674
JPMorgan Chase & Co 3.109% 4/22/2041 (d)	220,000	170,502
JPMorgan Chase & Co 3.109% 4/22/2051 (d)	50,000	33,375
JPMorgan Chase & Co 3.328% 4/22/2052 (d)	1,430,000	989,072
JPMorgan Chase & Co 3.702% 5/6/2030 (d)	240,000	234,171
JPMorgan Chase & Co 3.897% 1/23/2049 (d)	350,000	273,617
JPMorgan Chase & Co 4.323% 4/26/2028 (d)	550,000	549,717
JPMorgan Chase & Co 4.347% 1/22/2032 (d)	300,000	294,873
JPMorgan Chase & Co 4.408% 4/23/2030 (d)	2,000,000	1,989,399
JPMorgan Chase & Co 4.452% 12/5/2029 (d)	630,000	627,910
JPMorgan Chase & Co 4.586% 4/26/2033 (d)	1,230,000	1,212,899
JPMorgan Chase & Co 4.603% 10/22/2030 (d)	880,000	878,695
JPMorgan Chase & Co 4.81% 10/22/2036 (d)	1,000,000	970,511
JPMorgan Chase & Co 4.85% 2/1/2044	100,000	92,403
JPMorgan Chase & Co 4.898% 1/22/2037 (d)	900,000	877,028
JPMorgan Chase & Co 4.95% 6/1/2045	290,000	266,760
JPMorgan Chase & Co 4.995% 7/22/2030 (d)	150,000	151,438
JPMorgan Chase & Co 5.103% 4/22/2031 (d)	230,000	233,823
JPMorgan Chase & Co 5.14% 1/24/2031 (d)	2,080,000	2,112,571
JPMorgan Chase & Co 5.148% 4/23/2037 (d)	500,000	496,944
JPMorgan Chase & Co 5.294% 7/22/2035 (d)	460,000	464,624
JPMorgan Chase & Co 5.35% 6/1/2034 (d)	1,700,000	1,734,396
JPMorgan Chase & Co 5.5% 10/15/2040	430,000	438,992
JPMorgan Chase & Co 5.534% 11/29/2045 (d)	370,000	368,167
JPMorgan Chase & Co 5.572% 4/22/2036 (d)	930,000	957,043
JPMorgan Chase & Co 5.576% 7/23/2036 (d)	260,000	264,231
JPMorgan Chase & Co 5.6% 7/15/2041	325,000	330,924
JPMorgan Chase & Co 5.625% 8/16/2043	247,000	248,604
JPMorgan Chase & Co 5.766% 4/22/2035 (d)	440,000	458,102
JPMorgan Chase & Co 8% 4/29/2027	1,060,000	1,096,520
JPMorgan Chase Bank NA 5.11% 12/8/2026	725,000	727,932
KeyCorp 2.25% 4/6/2027	280,000	275,463
KeyCorp 5.121% 4/4/2031 (d)	310,000	312,847
KeyCorp 5.305% 1/28/2037 (d)	133,000	131,078
KeyCorp 6.401% 3/6/2035 (d)	60,000	63,899
M&T Bank Corp 5.053% 1/27/2034 (d)	190,000	188,934
M&T Bank Corp 5.179% 7/8/2031 (d)	240,000	242,438
M&T Bank Corp 6.082% 3/13/2032 (d)	100,000	104,482
Manufacturers & Traders Trust Co 4.762% 7/6/2028 (d)	620,000	621,274
Morgan Stanley Private Bank NA 4.204% 11/17/2028 (d)	500,000	498,538
Morgan Stanley Private Bank NA 4.465% 11/19/2031 (d)	250,000	246,198
Morgan Stanley Private Bank NA 4.734% 7/18/2031 (d)	400,000	398,945
PNC Financial Services Group Inc/The 1.15% 8/13/2026	400,000	397,702
PNC Financial Services Group Inc/The 2.55% 1/22/2030	530,000	494,483
PNC Financial Services Group Inc/The 3.45% 4/23/2029	710,000	692,299
PNC Financial Services Group Inc/The 4.075% 1/26/2029 (d)	1,000,000	994,236
PNC Financial Services Group Inc/The 4.618% 10/26/2029 (d)	100,000	100,062
PNC Financial Services Group Inc/The 4.626% 6/6/2033 (d)	220,000	213,584
PNC Financial Services Group Inc/The 4.812% 10/21/2032 (d)	500,000	498,843
PNC Financial Services Group Inc/The 4.899% 5/13/2031 (d)	100,000	100,794
PNC Financial Services Group Inc/The 5.068% 1/24/2034 (d)	160,000	160,483
PNC Financial Services Group Inc/The 5.222% 1/29/2031 (d)	270,000	275,030
PNC Financial Services Group Inc/The 5.373% 7/21/2036 (d)	750,000	757,341
PNC Financial Services Group Inc/The 5.575% 1/29/2036 (d)	180,000	184,547
PNC Financial Services Group Inc/The 5.582% 6/12/2029 (d)	80,000	81,846
PNC Financial Services Group Inc/The 5.676% 1/22/2035 (d)	200,000	206,529
PNC Financial Services Group Inc/The 5.939% 8/18/2034 (d)	200,000	210,502
Regions Financial Corp 5.502% 9/6/2035 (d)	200,000	201,943
Regions Financial Corp 7.375% 12/10/2037	100,000	113,625
Santander Holdings USA Inc 4.4% 7/13/2027	110,000	109,967
Santander Holdings USA Inc 5.741% 3/20/2031 (d)	150,000	153,762
Santander Holdings USA Inc 6.565% 6/12/2029 (d)	100,000	103,544
Santander Holdings USA Inc 7.66% 11/9/2031 (d)	430,000	473,130
Truist Bank 4.144% 1/27/2029 (d)	1,500,000	1,491,468
Truist Financial Corp 1.125% 8/3/2027	430,000	415,268
Truist Financial Corp 4.597% 1/27/2032 (d)	250,000	247,140
Truist Financial Corp 4.916% 7/28/2033 (d)	250,000	244,870
Truist Financial Corp 5.153% 8/5/2032 (d)	160,000	161,790
Truist Financial Corp 5.281% 4/23/2037 (d)	400,000	396,253
Truist Financial Corp 5.711% 1/24/2035 (d)	270,000	278,249
Truist Financial Corp 5.867% 6/8/2034 (d)	300,000	312,788
Truist Financial Corp 6.123% 10/28/2033 (d)	370,000	391,615
US Bancorp 2.491% 11/3/2036 (d)	200,000	173,856
US Bancorp 2.677% 1/27/2033 (d)	190,000	169,235
US Bancorp 3.15% 4/27/2027	810,000	803,786
US Bancorp 3.9% 4/26/2028	550,000	546,382
US Bancorp 4.481% 1/26/2032 (d)	140,000	138,139
US Bancorp 4.653% 2/1/2029 (d)	380,000	381,155
US Bancorp 4.839% 2/1/2034 (d)	490,000	484,014
US Bancorp 4.967% 7/22/2033 (d)	150,000	148,704
US Bancorp 5.033% 1/26/2037 (d)	330,000	325,100
US Bancorp 5.046% 2/12/2031 (d)	250,000	253,257
US Bancorp 5.424% 2/12/2036 (d)	160,000	163,083
US Bancorp 5.775% 6/12/2029 (d)	100,000	102,451
US Bancorp 5.85% 10/21/2033 (d)	460,000	481,209
Wachovia Corp 5.5% 8/1/2035	350,000	352,964
Wells Fargo & Co 2.393% 6/2/2028 (d)	220,000	215,747
Wells Fargo & Co 3% 10/23/2026	710,000	707,129
Wells Fargo & Co 3.068% 4/30/2041 (d)	380,000	289,071
Wells Fargo & Co 3.9% 5/1/2045	1,100,000	872,670
Wells Fargo & Co 4.078% 9/15/2029 (d)	4,230,000	4,182,899
Wells Fargo & Co 4.15% 1/24/2029	3,440,000	3,416,436
Wells Fargo & Co 4.182% 1/23/2030 (d)	290,000	287,039
Wells Fargo & Co 4.3% 7/22/2027	2,480,000	2,479,042
Wells Fargo & Co 4.4% 6/14/2046	120,000	97,839
Wells Fargo & Co 4.611% 4/25/2053 (d)	1,160,000	978,213
Wells Fargo & Co 4.75% 12/7/2046	508,000	432,996
Wells Fargo & Co 4.892% 9/15/2036 (d)	60,000	58,617
Wells Fargo & Co 4.897% 7/25/2033 (d)	300,000	298,687
Wells Fargo & Co 4.9% 11/17/2045	97,000	84,891
Wells Fargo & Co 4.96% 1/23/2037 (d)	290,000	283,216
Wells Fargo & Co 5.013% 4/4/2051 (d)	280,000	251,500
Wells Fargo & Co 5.15% 4/23/2031 (d)	1,300,000	1,319,317
Wells Fargo & Co 5.198% 1/23/2030 (d)	720,000	730,779
Wells Fargo & Co 5.375% 11/2/2043	100,000	94,207
Wells Fargo & Co 5.389% 4/24/2034 (d)	580,000	590,520
Wells Fargo & Co 5.433% 1/23/2047 (d)	290,000	278,575
Wells Fargo & Co 5.557% 7/25/2034 (d)	590,000	606,950
Wells Fargo & Co 5.574% 7/25/2029 (d)	900,000	917,711
Wells Fargo & Co 5.605% 4/23/2036 (d)	800,000	820,727
Wells Fargo & Co 5.606% 1/15/2044	360,000	347,372
Wells Fargo Bank NA 5.254% 12/11/2026	1,760,000	1,770,246
		105,790,249
Capital Markets - 1.7%
Affiliated Managers Group Inc 3.3% 6/15/2030	150,000	141,486
Ameriprise Financial Inc 5.15% 5/15/2033	70,000	71,232
Ameriprise Financial Inc 5.7% 12/15/2028	130,000	133,894
Apollo Debt Solutions BDC 6.55% 3/15/2032	250,000	252,853
Ares Capital Corp 2.875% 6/15/2028	320,000	306,069
Ares Capital Corp 3.2% 11/15/2031	150,000	132,011
Ares Capital Corp 5.100% 1/15/2031	20,000	19,446
Ares Capital Corp 5.25% 4/12/2031	110,000	107,517
Ares Capital Corp 5.5% 9/1/2030	190,000	188,040
Ares Capital Corp 5.55% 1/15/2030	300,000	298,759
Ares Capital Corp 5.8% 3/8/2032	130,000	129,488
Ares Capital Corp 5.95% 7/15/2029	190,000	192,158
Ares Capital Corp 7% 1/15/2027	90,000	91,179
Ares Management Corp 5.6% 10/11/2054	100,000	91,226
Ares Strategic Income Fund 4.85% 1/15/2029 (f)	260,000	253,181
Ares Strategic Income Fund 5.55% 4/15/2031 (f)	260,000	253,249
Ares Strategic Income Fund 5.6% 2/15/2030	360,000	354,637
Ares Strategic Income Fund 6.2% 3/21/2032	150,000	149,153
Bank of New York Mellon 4.729% 4/20/2029 (d)	380,000	382,791
Bank of New York Mellon Corp/The 1.8% 7/28/2031	170,000	148,190
Bank of New York Mellon Corp/The 1.9% 1/25/2029	245,000	230,203
Bank of New York Mellon Corp/The 4.54% 4/23/2032 (d)	500,000	496,650
Bank of New York Mellon Corp/The 4.543% 2/1/2029 (d)	560,000	561,866
Bank of New York Mellon Corp/The 4.596% 7/26/2030 (d)	100,000	100,242
Bank of New York Mellon Corp/The 4.706% 2/1/2034 (d)	110,000	108,820
Bank of New York Mellon Corp/The 4.942% 2/11/2031 (d)	150,000	151,714
Bank of New York Mellon Corp/The 4.975% 3/14/2030 (d)	150,000	151,851
Bank of New York Mellon Corp/The 5.085% 4/23/2037 (d)	300,000	298,345
Bank of New York Mellon Corp/The 5.188% 3/14/2035 (d)	260,000	263,555
Bank of New York Mellon Corp/The 5.316% 6/6/2036 (d)	440,000	447,136
Bank of New York Mellon Corp/The 6.317% 10/25/2029 (d)	500,000	520,640
BlackRock Funding Inc 4.6% 7/26/2027	90,000	90,583
BlackRock Funding Inc 5% 3/14/2034	100,000	101,369
BlackRock Funding Inc 5.25% 3/14/2054	60,000	56,763
BlackRock Funding Inc 5.35% 1/8/2055	320,000	307,399
Blackrock Inc 2.1% 2/25/2032	650,000	571,211
Blackrock Inc 2.4% 4/30/2030	550,000	510,822
Blackrock Inc 3.2% 3/15/2027	220,000	218,678
Blackrock Inc 3.25% 4/30/2029	180,000	175,352
Blackrock Inc 4.75% 5/25/2033	80,000	80,698
Blackstone Private Credit Fund 3.25% 3/15/2027	140,000	138,011
Blackstone Private Credit Fund 5.05% 9/10/2030	130,000	124,880
Blackstone Private Credit Fund 5.25% 4/1/2030	150,000	145,690
Blackstone Private Credit Fund 5.35% 3/12/2031	150,000	144,717
Blackstone Private Credit Fund 5.95% 7/16/2029	280,000	280,275
Blackstone Private Credit Fund 6% 1/29/2032	160,000	158,133
Blackstone Private Credit Fund 6% 11/22/2034	90,000	86,493
Blackstone Private Credit Fund 6.25% 1/25/2031	50,000	50,065
Blackstone Private Credit Fund 7.3% 11/27/2028	50,000	51,821
Blackstone Secured Lending Fund 5.35% 4/13/2028	210,000	209,750
Blue Owl Capital Corp 2.875% 6/11/2028	270,000	254,843
Blue Owl Capital Corp 5.95% 3/15/2029	100,000	100,037
Cboe Global Markets Inc 1.625% 12/15/2030	130,000	114,404
Charles Schwab Corp/The 1.65% 3/11/2031	197,000	172,327
Charles Schwab Corp/The 2% 3/20/2028	120,000	115,386
Charles Schwab Corp/The 2.9% 3/3/2032	310,000	281,479
Charles Schwab Corp/The 3.2% 3/2/2027	910,000	904,055
Charles Schwab Corp/The 4.343% 11/14/2031 (d)	100,000	98,514
Charles Schwab Corp/The 4.744% 5/21/2030 (d)	730,000	733,842
Charles Schwab Corp/The 4.914% 11/14/2036 (d)	160,000	155,677
Charles Schwab Corp/The 5.493% 5/21/2037 (d)	240,000	243,397
Charles Schwab Corp/The 6.136% 8/24/2034 (d)	370,000	394,040
Charles Schwab Corp/The 6.196% 11/17/2029 (d)	220,000	228,718
CME Group Inc 3.75% 6/15/2028	140,000	138,804
CME Group Inc 4.15% 6/15/2048	100,000	83,502
CME Group Inc 5.3% 9/15/2043	150,000	148,939
Franklin Resources Inc 1.6% 10/30/2030	220,000	194,025
Goldman Sachs Group Inc/The 1.948% 10/21/2027 (d)	600,000	594,447
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (d)	1,370,000	1,211,395
Goldman Sachs Group Inc/The 2.615% 4/22/2032 (d)	460,000	414,292
Goldman Sachs Group Inc/The 2.908% 7/21/2042 (d)	470,000	339,507
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (d)	140,000	126,944
Goldman Sachs Group Inc/The 3.85% 1/26/2027	960,000	958,063
Goldman Sachs Group Inc/The 4.017% 10/31/2038 (d)	630,000	553,251
Goldman Sachs Group Inc/The 4.148% 1/21/2029 (d)	400,000	397,225
Goldman Sachs Group Inc/The 4.153% 10/21/2029 (d)	730,000	721,238
Goldman Sachs Group Inc/The 4.223% 5/1/2029 (d)	1,650,000	1,638,038
Goldman Sachs Group Inc/The 4.369% 10/21/2031 (d)	1,160,000	1,136,978
Goldman Sachs Group Inc/The 4.482% 8/23/2028 (d)	820,000	820,041
Goldman Sachs Group Inc/The 4.516% 1/21/2032 (d)	400,000	393,826
Goldman Sachs Group Inc/The 4.594% 4/20/2030 (d)	500,000	498,317
Goldman Sachs Group Inc/The 4.75% 10/21/2045	245,000	216,412
Goldman Sachs Group Inc/The 4.8% 7/8/2044	120,000	107,789
Goldman Sachs Group Inc/The 4.939% 10/21/2036 (d)	400,000	388,506
Goldman Sachs Group Inc/The 5.049% 7/23/2030 (d)	500,000	504,645
Goldman Sachs Group Inc/The 5.065% 1/21/2037 (d)	1,100,000	1,076,090
Goldman Sachs Group Inc/The 5.094% 4/20/2034 (d)	1,500,000	1,496,862
Goldman Sachs Group Inc/The 5.15% 5/22/2045	330,000	301,581
Goldman Sachs Group Inc/The 5.207% 1/28/2031 (d)	600,000	607,952
Goldman Sachs Group Inc/The 5.425% 6/3/2037 (d)	100,000	100,529
Goldman Sachs Group Inc/The 5.536% 1/28/2036 (d)	1,700,000	1,729,665
Goldman Sachs Group Inc/The 5.541% 1/21/2047 (d)	400,000	386,539
Goldman Sachs Group Inc/The 5.561% 11/19/2045 (d)	500,000	485,808
Goldman Sachs Group Inc/The 5.734% 1/28/2056 (d)	320,000	315,832
Goldman Sachs Group Inc/The 6.25% 2/1/2041	220,000	234,081
Goldman Sachs Group Inc/The 6.561% 10/24/2034 (d)	110,000	119,629
Goldman Sachs Group Inc/The 6.75% 10/1/2037	492,000	538,026
Golub Capital BDC Inc 6% 7/15/2029	120,000	120,354
HPS Corporate Lending Fund 5.45% 1/14/2028	220,000	219,393
HPS Corporate Lending Fund 5.45% 11/15/2030	260,000	252,060
HPS Corporate Lending Fund 5.65% 4/2/2031 (f)	150,000	146,335
HPS Corporate Lending Fund 6.25% 9/30/2029	100,000	100,874
HPS Corporate Lending Fund 6.75% 1/30/2029	60,000	61,140
Intercontinental Exchange Inc 1.85% 9/15/2032	160,000	134,878
Intercontinental Exchange Inc 2.65% 9/15/2040	270,000	196,101
Intercontinental Exchange Inc 3% 9/15/2060	180,000	106,228
Intercontinental Exchange Inc 3.1% 9/15/2027	535,000	526,907
Intercontinental Exchange Inc 3.75% 9/21/2028	100,000	98,506
Intercontinental Exchange Inc 4% 9/15/2027	1,160,000	1,156,398
Intercontinental Exchange Inc 4.25% 9/21/2048	120,000	98,789
Intercontinental Exchange Inc 4.35% 6/15/2029	1,990,000	1,981,184
Intercontinental Exchange Inc 4.6% 3/15/2033	100,000	98,863
Intercontinental Exchange Inc 4.95% 6/15/2052	120,000	108,012
Intercontinental Exchange Inc 5.2% 6/15/2062	320,000	290,674
Invesco Finance PLC 5.375% 11/30/2043	50,000	47,740
Jefferies Financial Group Inc 2.75% 10/15/2032	240,000	205,375
Jefferies Financial Group Inc 4.15% 1/23/2030	507,000	491,715
Jefferies Financial Group Inc 4.85% 1/15/2027	110,000	110,303
Jefferies Financial Group Inc 5.5% 2/15/2036	500,000	486,854
Jefferies Financial Group Inc 5.875% 7/21/2028	320,000	327,515
Jefferies Financial Group Inc 6.2% 4/14/2034	70,000	72,383
Lazard Group LLC 4.375% 3/11/2029	110,000	109,120
Lazard Group LLC 4.5% 9/19/2028	100,000	99,626
Legg Mason Inc 5.625% 1/15/2044	60,000	59,237
LPL Holdings Inc 4.9% 4/3/2028	230,000	230,760
LPL Holdings Inc 5.15% 6/15/2030	210,000	211,237
LPL Holdings Inc 5.65% 3/15/2035	30,000	29,849
LPL Holdings Inc 6% 5/20/2034	100,000	102,466
LPL Holdings Inc 6.75% 11/17/2028	80,000	83,596
Moody's Corp 2% 8/19/2031	140,000	123,356
Moody's Corp 2.55% 8/18/2060	100,000	50,334
Moody's Corp 4.875% 12/17/2048	120,000	106,742
Moody's Corp 5% 8/5/2034	510,000	511,735
Morgan Stanley 1.512% 7/20/2027 (d)	470,000	468,149
Morgan Stanley 1.794% 2/13/2032 (d)	390,000	339,483
Morgan Stanley 2.239% 7/21/2032 (d)	470,000	413,292
Morgan Stanley 2.484% 9/16/2036 (d)	520,000	452,133
Morgan Stanley 3.625% 1/20/2027	160,000	159,679
Morgan Stanley 3.772% 1/24/2029 (d)	180,000	177,841
Morgan Stanley 3.971% 7/22/2038 (d)	440,000	387,586
Morgan Stanley 4.21% 4/20/2028 (d)	575,000	574,279
Morgan Stanley 4.238% 1/9/2030 (d)	1,360,000	1,345,048
Morgan Stanley 4.3% 1/27/2045	120,000	101,313
Morgan Stanley 4.375% 1/22/2047	324,000	272,458
Morgan Stanley 4.457% 4/22/2039 (d)	250,000	231,402
Morgan Stanley 4.493% 1/16/2032 (d)	860,000	846,241
Morgan Stanley 4.654% 10/18/2030 (d)	120,000	119,577
Morgan Stanley 4.809% 4/16/2032 (d)	700,000	697,024
Morgan Stanley 4.892% 10/22/2036 (d)	830,000	805,397
Morgan Stanley 4.994% 4/12/2029 (d)	110,000	110,829
Morgan Stanley 5.042% 7/19/2030 (d)	110,000	111,007
Morgan Stanley 5.073% 1/30/2037 (d)	450,000	440,655
Morgan Stanley 5.123% 2/1/2029 (d)	500,000	504,438
Morgan Stanley 5.164% 4/20/2029 (d)	850,000	858,754
Morgan Stanley 5.192% 4/17/2031 (d)	1,090,000	1,106,108
Morgan Stanley 5.23% 1/15/2031 (d)	400,000	405,987
Morgan Stanley 5.25% 4/21/2034 (d)	1,480,000	1,494,769
Morgan Stanley 5.296% 4/10/2037 (d)	910,000	907,539
Morgan Stanley 5.297% 4/20/2037 (d)	330,000	330,427
Morgan Stanley 5.32% 7/19/2035 (d)	570,000	575,709
Morgan Stanley 5.424% 7/21/2034 (d)	480,000	489,222
Morgan Stanley 5.449% 7/20/2029 (d)	2,150,000	2,187,874
Morgan Stanley 5.516% 11/19/2055 (d)	600,000	581,575
Morgan Stanley 5.587% 1/18/2036 (d)	1,000,000	1,025,304
Morgan Stanley 5.597% 3/24/2051 (d)	190,000	186,663
Morgan Stanley 5.664% 4/17/2036 (d)	230,000	236,708
Morgan Stanley 5.942% 2/7/2039 (d)	200,000	206,719
Morgan Stanley 6.375% 7/24/2042	528,000	575,296
MSCI Inc 5.25% 9/1/2035	230,000	226,604
Nasdaq Inc 1.65% 1/15/2031	290,000	254,981
Nasdaq Inc 2.5% 12/21/2040	100,000	70,616
Nasdaq Inc 3.95% 3/7/2052	69,000	51,915
Nasdaq Inc 5.35% 6/28/2028	100,000	101,718
Nasdaq Inc 5.95% 8/15/2053	168,000	171,162
Nasdaq Inc 6.1% 6/28/2063	40,000	41,089
Northern Trust Corp 1.95% 5/1/2030	150,000	136,734
Northern Trust Corp 6.125% 11/2/2032	100,000	107,218
Raymond James Financial Inc 4.9% 9/11/2035	60,000	58,454
Raymond James Financial Inc 4.95% 7/15/2046	200,000	179,942
Raymond James Financial Inc 5.65% 9/11/2055	80,000	77,462
S&P Global Inc 1.25% 8/15/2030	120,000	104,898
S&P Global Inc 2.3% 8/15/2060	110,000	54,356
S&P Global Inc 2.45% 3/1/2027	300,000	296,397
S&P Global Inc 2.7% 3/1/2029	270,000	259,583
S&P Global Inc 2.9% 3/1/2032	180,000	164,213
S&P Global Inc 2.95% 1/22/2027	220,000	218,445
S&P Global Inc 3.9% 3/1/2062	250,000	182,024
S&P Global Inc 4.25% 1/15/2031 (f)	200,000	196,890
S&P Global Inc 4.25% 5/1/2029	110,000	109,486
S&P Global Inc 4.8% 12/4/2035 (f)	170,000	166,331
Sixth Street Specialty Lending Inc 6.125% 3/1/2029	80,000	81,160
State Street Corp 1.684% 11/18/2027 (d)	515,000	508,829
State Street Corp 3.031% 11/1/2034 (d)	170,000	159,601
State Street Corp 4.164% 8/4/2033 (d)	110,000	105,995
State Street Corp 4.558% 4/23/2032 (d)	500,000	496,062
State Street Corp 4.729% 2/28/2030	220,000	221,873
State Street Corp 4.784% 10/23/2036 (d)	210,000	204,521
State Street Corp 4.821% 1/26/2034 (d)	100,000	99,557
State Street Corp 4.834% 4/24/2030	260,000	263,477
State Street Corp 5.094% 4/24/2037 (d)	200,000	198,675
State Street Corp 5.146% 2/28/2036 (d)	270,000	270,920
State Street Corp 5.272% 8/3/2026	440,000	440,516
State Street Corp 5.684% 11/21/2029 (d)	200,000	205,983
		68,676,599
Consumer Finance - 0.7%
Ally Financial Inc 2.2% 11/2/2028	100,000	94,467
Ally Financial Inc 4.75% 6/9/2027	550,000	551,802
Ally Financial Inc 5.548% 7/31/2033 (d)	150,000	148,822
Ally Financial Inc 6.184% 7/26/2035 (d)	200,000	203,901
Ally Financial Inc 6.848% 1/3/2030 (d)	240,000	250,084
Ally Financial Inc 6.992% 6/13/2029 (d)	50,000	51,960
Ally Financial Inc 8% 11/1/2031	100,000	111,666
American Express Co 3.3% 5/3/2027	510,000	506,412
American Express Co 4.05% 12/3/2042	140,000	117,870
American Express Co 4.351% 7/20/2029 (d)	600,000	598,149
American Express Co 4.444% 5/3/2030 (d)	600,000	597,873
American Express Co 4.456% 2/10/2032 (d)	650,000	642,145
American Express Co 4.804% 10/24/2036 (d)	300,000	290,309
American Express Co 4.918% 7/20/2033 (d)	250,000	250,301
American Express Co 4.989% 5/26/2033 (d)	250,000	249,494
American Express Co 5.043% 5/1/2034 (d)	250,000	251,002
American Express Co 5.284% 7/26/2035 (d)	420,000	424,916
American Express Co 5.442% 1/30/2036 (d)	200,000	204,154
American Express Co 5.85% 11/5/2027	420,000	429,272
Capital One Financial Corp 1.878% 11/2/2027 (d)	360,000	356,052
Capital One Financial Corp 2.359% 7/29/2032 (d)	110,000	95,092
Capital One Financial Corp 3.75% 3/9/2027	280,000	279,053
Capital One Financial Corp 3.8% 1/31/2028	438,000	433,393
Capital One Financial Corp 4.722% 1/30/2032 (d)	500,000	494,101
Capital One Financial Corp 5.197% 9/11/2036 (d)	330,000	321,476
Capital One Financial Corp 5.247% 7/26/2030 (d)	470,000	476,876
Capital One Financial Corp 5.268% 5/10/2033 (d)	100,000	100,548
Capital One Financial Corp 5.399% 1/30/2037 (d)	180,000	177,692
Capital One Financial Corp 5.468% 2/1/2029 (d)	450,000	456,517
Capital One Financial Corp 5.817% 2/1/2034 (d)	70,000	72,025
Capital One Financial Corp 6.051% 2/1/2035 (d)	200,000	207,534
Capital One Financial Corp 6.183% 1/30/2036 (d)	220,000	225,200
Capital One Financial Corp 6.312% 6/8/2029 (d)	270,000	278,579
Capital One Financial Corp 6.377% 6/8/2034 (d)	150,000	159,083
Capital One Financial Corp 6.7% 11/29/2032	170,000	185,225
Capital One Financial Corp 7.964% 11/2/2034 (d)	50,000	57,654
Ford Motor Credit Co LLC 5.73% 9/5/2030	1,100,000	1,112,594
Ford Motor Credit Co LLC 5.753% 4/6/2033	200,000	199,528
Ford Motor Credit Co LLC 5.85% 5/17/2027	1,120,000	1,130,485
Ford Motor Credit Co LLC 5.918% 3/20/2028	400,000	405,946
Ford Motor Credit Co LLC 6.125% 3/8/2034	200,000	203,000
Ford Motor Credit Co LLC 6.798% 11/7/2028	310,000	321,347
Ford Motor Credit Co LLC 6.8% 5/12/2028	740,000	762,928
Ford Motor Credit Co LLC 7.122% 11/7/2033	210,000	225,155
Ford Motor Credit Co LLC 7.2% 6/10/2030	520,000	551,310
John Deere Capital Corp 1.45% 1/15/2031	170,000	148,485
John Deere Capital Corp 2.8% 7/18/2029	310,000	296,192
John Deere Capital Corp 2.8% 9/8/2027	290,000	285,550
John Deere Capital Corp 4.125% 1/18/2029	150,000	149,506
John Deere Capital Corp 4.35% 9/15/2032	320,000	316,143
John Deere Capital Corp 4.375% 10/15/2030	950,000	946,271
John Deere Capital Corp 4.375% 4/15/2031	140,000	138,929
John Deere Capital Corp 4.55% 6/5/2030	1,200,000	1,205,047
John Deere Capital Corp 4.75% 6/8/2026	730,000	730,115
John Deere Capital Corp 4.95% 7/14/2028	450,000	457,377
John Deere Capital Corp 5.05% 6/12/2034	210,000	212,649
John Deere Capital Corp 5.15% 9/8/2033	170,000	174,505
Synchrony Financial 3.95% 12/1/2027	380,000	376,299
Synchrony Financial 4.947% 2/25/2032 (d)	440,000	429,796
Synchrony Financial 5.15% 3/19/2029	109,000	109,167
Toyota Motor Credit Corp 1.15% 8/13/2027	470,000	454,331
Toyota Motor Credit Corp 1.65% 1/10/2031	180,000	158,217
Toyota Motor Credit Corp 1.9% 9/12/2031	210,000	183,209
Toyota Motor Credit Corp 3.2% 1/11/2027	810,000	805,831
Toyota Motor Credit Corp 4.05% 3/13/2029	1,260,000	1,249,793
Toyota Motor Credit Corp 4.05% 9/5/2028	230,000	229,007
Toyota Motor Credit Corp 4.2% 1/10/2031	250,000	246,521
Toyota Motor Credit Corp 4.45% 6/29/2029	340,000	340,502
Toyota Motor Credit Corp 4.8% 1/11/2036	70,000	68,809
Toyota Motor Credit Corp 4.8% 1/5/2034	70,000	69,694
Toyota Motor Credit Corp 5.4% 11/20/2026	1,155,000	1,162,346
Toyota Motor Credit Corp 5.55% 11/20/2030	570,000	592,702
		26,799,985
Financial Services - 0.5%
Aon Corp / Aon Global Holdings PLC 2.85% 5/28/2027	100,000	98,676
Aon Corp / Aon Global Holdings PLC 3.9% 2/28/2052	200,000	148,316
Apollo Global Management Inc 5.15% 8/12/2035	570,000	558,716
Berkshire Hathaway Inc 4.5% 2/11/2043	110,000	100,182
Blackstone Reg Finance Co LLC 4.3% 11/3/2030	50,000	49,214
Blackstone Reg Finance Co LLC 4.95% 2/15/2036	100,000	97,342
Blackstone Reg Finance Co LLC 5% 12/6/2034	100,000	98,772
Blue Owl Credit Income Corp 5.8% 3/15/2030	145,000	141,173
Blue Owl Credit Income Corp 6.6% 9/15/2029	240,000	241,742
Blue Owl Credit Income Corp 6.65% 3/15/2031	190,000	190,537
Blue Owl Credit Income Corp 7.75% 1/15/2029	30,000	31,011
BP Capital Markets America Inc 2.939% 6/4/2051	220,000	140,056
BP Capital Markets America Inc 3% 2/24/2050	130,000	85,093
BP Capital Markets America Inc 3.001% 3/17/2052	280,000	179,396
BP Capital Markets America Inc 3.017% 1/16/2027	635,000	630,801
BP Capital Markets America Inc 3.06% 6/17/2041	810,000	613,630
BP Capital Markets America Inc 3.379% 2/8/2061	110,000	71,508
BP Capital Markets America Inc 4.234% 11/6/2028	1,130,000	1,126,275
BP Capital Markets America Inc 4.812% 2/13/2033	150,000	149,884
BP Capital Markets America Inc 4.893% 9/11/2033	110,000	110,046
CNH Industrial Capital LLC 4.375% 3/7/2031	200,000	196,063
CNH Industrial Capital LLC 4.55% 4/10/2028	180,000	179,931
CNH Industrial Capital LLC 5.5% 1/12/2029	120,000	122,507
Corebridge Financial Inc 3.65% 4/5/2027	290,000	288,530
Corebridge Financial Inc 3.9% 4/5/2032	210,000	197,634
Corebridge Financial Inc 4.4% 4/5/2052	290,000	233,924
Corebridge Financial Inc 6.375% 9/15/2054 (d)	130,000	129,676
CRH SMW Finance DAC 5.125% 1/9/2030	500,000	507,900
DH Europe Finance II Sarl 2.6% 11/15/2029	320,000	300,450
DH Europe Finance II Sarl 3.4% 11/15/2049	80,000	56,918
Equitable Holdings Inc 4.35% 4/20/2028	126,000	125,484
Equitable Holdings Inc 5% 4/20/2048	280,000	245,272
FedEx Corp 2020-1 Class AA Pass Through Trust equipment trust certificate 1.875% 8/20/2035	176,475	152,371
Fidelity National Information Services Inc 2.25% 3/1/2031	200,000	177,936
Fidelity National Information Services Inc 4.55% 3/10/2029	700,000	696,162
Fidelity National Information Services Inc 4.8% 3/10/2031	470,000	466,512
Fidelity National Information Services Inc 5.625% 7/15/2052	100,000	95,316
Fiserv Inc 2.25% 6/1/2027	100,000	97,919
Fiserv Inc 3.5% 7/1/2029	520,000	500,243
Fiserv Inc 4.4% 7/1/2049	310,000	237,828
Fiserv Inc 4.55% 2/15/2031	670,000	656,525
Fiserv Inc 4.75% 3/15/2030	180,000	178,754
Fiserv Inc 5.25% 8/11/2035	360,000	352,485
Fiserv Inc 5.375% 8/21/2028	300,000	303,819
Fiserv Inc 5.45% 3/15/2034	270,000	269,242
Fiserv Inc 5.45% 3/2/2028	150,000	151,872
Global Payments Inc 2.9% 5/15/2030	310,000	284,636
Global Payments Inc 3.2% 8/15/2029	110,000	104,084
Global Payments Inc 4.45% 6/1/2028	170,000	168,872
Global Payments Inc 4.875% 11/15/2030	500,000	492,080
Global Payments Inc 5.55% 11/15/2035	260,000	253,648
Global Payments Inc 5.95% 8/15/2052	160,000	151,675
Goldman Sachs Private Credit Corp 5.875% 5/6/2028	110,000	110,522
Goldman Sachs Private Credit Corp 6.25% 5/6/2030	70,000	71,008
HA Sustainable Infrastructure Capital Inc 6.75% 7/15/2035	200,000	208,778
Jackson Financial Inc 3.125% 11/23/2031	64,000	57,557
Jackson Financial Inc 5.17% 6/8/2027	110,000	110,555
Jackson Financial Inc 5.67% 6/8/2032	195,000	197,239
Mastercard Inc 2.95% 11/21/2026	615,000	611,957
Mastercard Inc 3.35% 3/26/2030	350,000	337,650
Mastercard Inc 3.8% 11/21/2046	220,000	173,071
Mastercard Inc 3.85% 3/26/2050	410,000	318,466
Mastercard Inc 3.95% 2/26/2048	100,000	79,173
Mastercard Inc 4.85% 3/9/2033	160,000	162,066
Mastercard Inc 4.875% 3/9/2028	210,000	212,595
National Rural Utilities Cooperative Finance Corp 4.15% 12/15/2032	340,000	329,614
National Rural Utilities Cooperative Finance Corp 4.3% 3/15/2049	70,000	57,699
National Rural Utilities Cooperative Finance Corp 4.85% 2/7/2029	220,000	222,140
National Rural Utilities Cooperative Finance Corp 5.05% 9/15/2028	300,000	303,924
National Rural Utilities Cooperative Finance Corp 5.8% 1/15/2033	110,000	116,067
PayPal Holdings Inc 2.3% 6/1/2030	130,000	118,874
PayPal Holdings Inc 2.85% 10/1/2029	420,000	396,937
PayPal Holdings Inc 3.25% 6/1/2050	180,000	117,818
PayPal Holdings Inc 5.05% 6/1/2052	160,000	138,234
PayPal Holdings Inc 5.1% 4/1/2035	200,000	197,475
PayPal Holdings Inc 5.15% 6/1/2034	260,000	258,790
Rexford Industrial Realty LP 2.125% 12/1/2030	200,000	177,202
Rexford Industrial Realty LP 5% 6/15/2028	100,000	100,800
Sixth Street Lending Partners 5.75% 1/15/2030	170,000	168,967
Sixth Street Lending Partners 6.5% 3/11/2029	130,000	132,605
Visa Inc 2% 8/15/2050	440,000	235,658
Visa Inc 2.05% 4/15/2030	430,000	395,896
Visa Inc 2.7% 4/15/2040	120,000	91,199
Visa Inc 2.75% 9/15/2027	815,000	802,278
Visa Inc 4.1% 2/12/2031	500,000	497,048
Visa Inc 4.3% 12/14/2045	402,000	346,568
Voya Financial Inc 3.65% 6/15/2026	170,000	169,942
Voya Financial Inc 4.7% 1/23/2048 (d)	60,000	58,466
Voya Financial Inc 5% 9/20/2034	90,000	88,641
Voya Financial Inc 5.05% 3/2/2036	100,000	96,753
Voya Financial Inc 5.7% 7/15/2043	50,000	49,248
Western Union Co/The 2.75% 3/15/2031	110,000	99,498
		21,657,616
Insurance - 0.7%
AFLAC Inc 3.6% 4/1/2030	340,000	329,128
Allstate Corp/The 1.45% 12/15/2030	630,000	548,419
Allstate Corp/The 4.2% 12/15/2046	120,000	97,104
Allstate Corp/The 4.5% 6/15/2043	180,000	155,719
Allstate Corp/The 5.35% 6/1/2033	90,000	92,339
Allstate Corp/The CME Term SOFR 3 month Index + 3.1996%, 6.8507% 8/15/2053 (d)(e)	160,000	160,231
American International Group Inc 4.375% 6/30/2050	350,000	288,151
American International Group Inc 4.5% 7/16/2044	115,000	100,007
American International Group Inc 4.75% 4/1/2048	40,000	35,135
American International Group Inc 4.85% 5/7/2030	490,000	494,372
Aon Corp 4.5% 12/15/2028	630,000	629,781
Aon Global Ltd 4.6% 6/14/2044	165,000	143,362
Aon Global Ltd 4.75% 5/15/2045	140,000	123,096
Aon North America Inc 5.45% 3/1/2034	300,000	306,541
Aon North America Inc 5.75% 3/1/2054	260,000	254,411
Arch Capital Finance LLC 4.011% 12/15/2026	360,000	359,652
Arch Capital Group Ltd 3.635% 6/30/2050	187,000	136,943
Arch Capital Group US Inc 5.144% 11/1/2043	100,000	94,230
Arthur J Gallagher & Co 3.5% 5/20/2051	340,000	234,777
Arthur J Gallagher & Co 4.85% 12/15/2029	120,000	121,006
Arthur J Gallagher & Co 5.15% 2/15/2035	440,000	436,877
Arthur J Gallagher & Co 5.55% 2/15/2055	87,000	82,284
Arthur J Gallagher & Co 5.75% 3/2/2053	100,000	96,914
Arthur J Gallagher & Co 6.5% 2/15/2034	170,000	183,870
Arthur J Gallagher & Co 6.75% 2/15/2054	100,000	109,498
Assurant Inc 2.65% 1/15/2032	90,000	79,331
Assurant Inc 4.9% 3/27/2028	100,000	100,286
Assured Guaranty US Holdings Inc 3.6% 9/15/2051	35,000	24,210
Assured Guaranty US Holdings Inc 6.125% 9/15/2028	180,000	185,751
Athene Holding Ltd 3.5% 1/15/2031	220,000	206,491
Athene Holding Ltd 4.125% 1/12/2028	90,000	89,250
Athene Holding Ltd 6.25% 4/1/2054	100,000	94,413
Athene Holding Ltd 6.625% 10/15/2054 (d)	110,000	105,730
Athene Holding Ltd 6.625% 5/19/2055	210,000	207,443
Athene Holding Ltd 6.65% 2/1/2033	520,000	552,410
Baylor Scott & White Holdings 2.839% 11/15/2050	250,000	156,713
Berkshire Hathaway Fin Corp 1.45% 10/15/2030	900,000	800,238
Berkshire Hathaway Fin Corp 2.85% 10/15/2050	340,000	216,320
Berkshire Hathaway Fin Corp 2.875% 3/15/2032	500,000	463,586
Berkshire Hathaway Fin Corp 3.85% 3/15/2052	560,000	426,456
Berkshire Hathaway Fin Corp 4.2% 8/15/2048	130,000	107,024
Berkshire Hathaway Fin Corp 4.25% 1/15/2049	100,000	82,665
Berkshire Hathaway Fin Corp 4.4% 5/15/2042	300,000	269,604
Berkshire Hathaway Fin Corp 5.75% 1/15/2040	160,000	171,983
Brighthouse Financial Inc 3.85% 12/22/2051	100,000	60,614
Brighthouse Financial Inc 5.625% 5/15/2030	309,000	312,000
Brown & Brown Inc 4.2% 3/17/2032	140,000	133,118
Brown & Brown Inc 4.7% 6/23/2028	240,000	240,476
Brown & Brown Inc 4.9% 6/23/2030	350,000	349,907
Brown & Brown Inc 5.55% 6/23/2035	130,000	130,327
Brown & Brown Inc 5.65% 6/11/2034	130,000	131,705
Brown & Brown Inc 6.25% 6/23/2055	200,000	200,774
Chubb INA Holdings LLC 1.375% 9/15/2030	380,000	333,224
Chubb INA Holdings LLC 2.85% 12/15/2051	155,000	98,194
Chubb INA Holdings LLC 3.05% 12/15/2061	90,000	55,146
Chubb INA Holdings LLC 4.35% 11/3/2045	74,000	63,627
Chubb INA Holdings LLC 4.9% 8/15/2035	290,000	286,196
Chubb INA Holdings LLC 5.3% 5/20/2036	400,000	405,661
Chubb INA Holdings LLC 6.5% 5/15/2038	358,000	400,108
CNA Financial Corp 3.45% 8/15/2027	190,000	187,745
CNA Financial Corp 3.9% 5/1/2029	400,000	391,895
CNA Financial Corp 5.2% 8/15/2035	50,000	49,217
First American Financial Corp 2.4% 8/15/2031	180,000	156,976
Globe Life Inc 2.15% 8/15/2030	270,000	243,132
Hartford Insurance Group Inc/The 2.8% 8/19/2029	490,000	464,180
Hartford Insurance Group Inc/The 2.9% 9/15/2051	50,000	31,380
Hartford Insurance Group Inc/The 4.4% 3/15/2048	210,000	175,452
Lincoln National Corp 3.8% 3/1/2028	230,000	227,160
Lincoln National Corp 5.35% 11/15/2035	50,000	48,871
Lincoln National Corp 5.852% 3/15/2034	260,000	267,391
Lincoln National Corp 6.3% 10/9/2037	50,000	53,054
Markel Group Inc 3.35% 9/17/2029	100,000	96,303
Markel Group Inc 3.5% 11/1/2027	300,000	296,007
Markel Group Inc 5% 5/20/2049	120,000	105,155
Markel Group Inc 6% 5/16/2054	160,000	160,107
Marsh & McLennan Cos Inc 2.25% 11/15/2030	140,000	126,836
Marsh & McLennan Cos Inc 4.2% 3/1/2048	40,000	32,235
Marsh & McLennan Cos Inc 4.375% 3/15/2029	120,000	119,906
Marsh & McLennan Cos Inc 4.65% 3/15/2030	400,000	400,683
Marsh & McLennan Cos Inc 4.75% 3/15/2039	120,000	113,415
Marsh & McLennan Cos Inc 4.85% 11/15/2031	400,000	402,975
Marsh & McLennan Cos Inc 4.9% 3/15/2049	270,000	240,020
Marsh & McLennan Cos Inc 4.95% 3/15/2036	300,000	295,422
Marsh & McLennan Cos Inc 5% 3/15/2035	480,000	476,476
Marsh & McLennan Cos Inc 5.35% 11/15/2044	140,000	134,802
Marsh & McLennan Cos Inc 5.4% 3/15/2055	240,000	228,106
Marsh & McLennan Cos Inc 5.7% 9/15/2053	190,000	188,001
MetLife Inc 4.05% 3/1/2045	100,000	81,984
MetLife Inc 4.125% 8/13/2042	180,000	151,288
MetLife Inc 4.55% 3/23/2030	510,000	513,088
MetLife Inc 4.6% 5/13/2046	272,000	238,569
MetLife Inc 4.875% 11/13/2043	145,000	133,420
MetLife Inc 5% 7/15/2052	120,000	108,529
MetLife Inc 5.25% 1/15/2054	80,000	75,295
MetLife Inc 5.375% 7/15/2033	520,000	538,122
MetLife Inc 5.875% 2/6/2041	400,000	415,091
MetLife Inc 6.35% 3/15/2055 (d)	200,000	205,450
MetLife Inc 6.375% 6/15/2034	310,000	337,993
MetLife Inc 6.4% 12/15/2066 (d)	150,000	153,711
Principal Financial Group Inc 2.125% 6/15/2030	160,000	145,028
Principal Financial Group Inc 3.7% 5/15/2029	180,000	175,935
Principal Financial Group Inc 5.3% 1/15/2037	100,000	99,962
Principal Financial Group Inc 5.375% 3/15/2033	110,000	112,715
Principal Financial Group Inc 5.5% 3/15/2053	50,000	47,892
Principal Financial Group Inc 6.05% 10/15/2036	70,000	74,823
Progressive Corp/The 3% 3/15/2032	560,000	512,484
Progressive Corp/The 3.2% 3/26/2030	400,000	382,340
Progressive Corp/The 4.2% 3/15/2048	100,000	81,799
Progressive Corp/The 5.15% 3/26/2036	500,000	500,249
Prudential Financial Inc 3% 3/10/2040	110,000	84,046
Prudential Financial Inc 3.878% 3/27/2028	45,000	44,672
Prudential Financial Inc 3.935% 12/7/2049	70,000	53,261
Prudential Financial Inc 4.35% 2/25/2050	180,000	146,426
Prudential Financial Inc 4.418% 3/27/2048	260,000	213,926
Prudential Financial Inc 4.5% 9/15/2047 (d)	200,000	196,302
Prudential Financial Inc 4.6% 5/15/2044	110,000	95,787
Prudential Financial Inc 5.125% 3/1/2052 (d)	140,000	137,254
Prudential Financial Inc 5.2% 3/14/2035	450,000	452,725
Prudential Financial Inc 5.7% 12/14/2036	120,000	124,752
Prudential Financial Inc 5.7% 9/15/2048 (d)	74,000	74,122
Prudential Financial Inc 6% 9/1/2052 (d)	230,000	234,306
Prudential Financial Inc 6.5% 3/15/2054 (d)	160,000	164,771
Reinsurance Group of America Inc 3.15% 6/15/2030	100,000	93,837
Reinsurance Group of America Inc 3.9% 5/15/2029	120,000	117,803
Reinsurance Group of America Inc 3.95% 9/15/2026	200,000	199,861
Reinsurance Group of America Inc 5.75% 9/15/2034	450,000	462,634
Reinsurance Group of America Inc 6% 9/15/2033	160,000	167,103
Selective Insurance Group Inc 5.9% 4/15/2035	125,000	129,473
Travelers Companies Inc/The 2.55% 4/27/2050	360,000	215,708
Travelers Companies Inc/The 3.05% 6/8/2051	100,000	65,587
Travelers Companies Inc/The 3.75% 5/15/2046	50,000	38,727
Travelers Companies Inc/The 4.05% 3/7/2048	74,000	59,350
Travelers Companies Inc/The 5.05% 7/24/2035	310,000	310,261
Travelers Companies Inc/The 5.7% 7/24/2055	200,000	202,142
Travelers Companies Inc/The 6.25% 6/15/2037	256,000	279,799
Travelers Property Casualty Corp 6.375% 3/15/2033	160,000	176,898
Unum Group 4% 6/15/2029	100,000	98,232
Unum Group 5.25% 12/15/2035	50,000	49,324
Unum Group 5.75% 8/15/2042	160,000	158,250
Unum Group 6% 6/15/2054	60,000	59,316
Willis North America Inc 4.5% 9/15/2028	504,000	503,245
Willis North America Inc 4.55% 3/15/2031	350,000	345,358
Willis North America Inc 5.9% 3/5/2054	220,000	218,400
		29,927,155
TOTAL FINANCIALS		252,851,604
Health Care - 2.9%
Biotechnology - 0.6%
AbbVie Inc 2.95% 11/21/2026	1,180,000	1,174,504
AbbVie Inc 3.2% 11/21/2029	1,940,000	1,862,961
AbbVie Inc 4.05% 11/21/2039	210,000	185,196
AbbVie Inc 4.125% 3/15/2031	950,000	932,697
AbbVie Inc 4.25% 11/14/2028	92,000	91,981
AbbVie Inc 4.25% 11/21/2049	770,000	630,321
AbbVie Inc 4.3% 5/14/2036	25,000	23,670
AbbVie Inc 4.45% 5/14/2046	280,000	240,848
AbbVie Inc 4.5% 5/14/2035	300,000	289,798
AbbVie Inc 4.55% 3/15/2035	570,000	553,779
AbbVie Inc 4.7% 5/14/2045	560,000	501,002
AbbVie Inc 4.75% 3/15/2045	420,000	378,585
AbbVie Inc 4.8% 3/15/2029	370,000	374,184
AbbVie Inc 4.85% 6/15/2044	340,000	312,156
AbbVie Inc 5.05% 3/15/2034	560,000	568,316
AbbVie Inc 5.4% 3/15/2054	370,000	356,506
AbbVie Inc 5.55% 3/15/2056	650,000	637,525
Amgen Inc 1.65% 8/15/2028	550,000	518,871
Amgen Inc 2.8% 8/15/2041	200,000	144,755
Amgen Inc 3% 1/15/2052	100,000	64,867
Amgen Inc 3.15% 2/21/2040	320,000	249,244
Amgen Inc 3.2% 11/2/2027	1,200,000	1,182,686
Amgen Inc 3.35% 2/22/2032	140,000	130,115
Amgen Inc 3.375% 2/21/2050	210,000	148,220
Amgen Inc 4.2% 2/19/2031	500,000	491,368
Amgen Inc 4.2% 3/1/2033	560,000	540,327
Amgen Inc 4.4% 2/22/2062	110,000	86,102
Amgen Inc 4.4% 5/1/2045	188,000	159,227
Amgen Inc 4.563% 6/15/2048	120,000	101,534
Amgen Inc 4.663% 6/15/2051	250,000	212,142
Amgen Inc 4.875% 3/1/2053	130,000	113,249
Amgen Inc 4.95% 10/1/2041	200,000	186,795
Amgen Inc 5.15% 3/2/2028	400,000	404,994
Amgen Inc 5.25% 3/2/2030	1,330,000	1,359,391
Amgen Inc 5.25% 3/2/2033	480,000	490,304
Amgen Inc 5.6% 3/2/2043	250,000	248,136
Amgen Inc 5.65% 3/2/2053	930,000	904,126
Amgen Inc 5.75% 3/2/2063	580,000	562,990
Biogen Inc 2.25% 5/1/2030	280,000	255,718
Biogen Inc 3.15% 5/1/2050	230,000	149,007
Biogen Inc 3.25% 2/15/2051	150,000	98,095
Biogen Inc 5.05% 1/15/2031	670,000	679,887
Gilead Sciences Inc 1.65% 10/1/2030	590,000	523,857
Gilead Sciences Inc 2.6% 10/1/2040	580,000	422,332
Gilead Sciences Inc 2.8% 10/1/2050	180,000	113,672
Gilead Sciences Inc 2.95% 3/1/2027	430,000	427,072
Gilead Sciences Inc 4.15% 3/1/2047	112,000	91,623
Gilead Sciences Inc 4.6% 9/1/2035	100,000	97,607
Gilead Sciences Inc 4.75% 3/1/2046	240,000	215,623
Gilead Sciences Inc 4.8% 11/15/2029	1,580,000	1,599,427
Gilead Sciences Inc 4.9% 5/20/2034	1,000,000	1,001,738
Gilead Sciences Inc 5.5% 11/15/2054	540,000	528,253
Gilead Sciences Inc 5.55% 10/15/2053	100,000	98,643
Regeneron Pharmaceuticals Inc 1.75% 9/15/2030	300,000	265,860
		23,981,886
Health Care Equipment & Supplies - 0.3%
Abbott Laboratories 3.7% 3/9/2029	400,000	393,321
Abbott Laboratories 4% 3/15/2031	740,000	723,816
Abbott Laboratories 4.3% 3/15/2033	400,000	389,116
Abbott Laboratories 4.65% 3/15/2036	400,000	388,764
Abbott Laboratories 4.75% 11/30/2036	460,000	449,473
Abbott Laboratories 4.75% 4/15/2043	170,000	156,284
Abbott Laboratories 4.9% 11/30/2046	120,000	110,037
Abbott Laboratories 5.3% 5/27/2040	390,000	392,672
Abbott Laboratories 5.5% 3/15/2056	920,000	898,059
Augusta SpinCo Corp 4.656% 3/23/2031	300,000	298,293
Augusta SpinCo Corp 5.245% 3/23/2036	150,000	149,946
Baxter International Inc 1.915% 2/1/2027	144,000	141,539
Baxter International Inc 2.539% 2/1/2032	330,000	282,230
Baxter International Inc 3.95% 4/1/2030	140,000	135,135
Baxter International Inc 5.65% 12/15/2035	290,000	287,293
Becton Dickinson & Co 2.823% 5/20/2030	260,000	242,996
Becton Dickinson & Co 3.7% 6/6/2027	60,000	59,637
Becton Dickinson & Co 4.693% 2/13/2028	130,000	130,654
Becton Dickinson & Co 5.11% 2/8/2034	600,000	602,558
Boston Scientific Corp 2.65% 6/1/2030	550,000	511,756
Boston Scientific Corp 4% 3/1/2029	100,000	99,156
Boston Scientific Corp 4.7% 3/1/2049	230,000	204,953
GE HealthCare Technologies Inc 4.8% 1/15/2031	100,000	100,254
GE HealthCare Technologies Inc 5.5% 6/15/2035	270,000	274,586
GE HealthCare Technologies Inc 5.65% 11/15/2027	120,000	122,117
GE HealthCare Technologies Inc 5.905% 11/22/2032	230,000	242,717
GE HealthCare Technologies Inc 6.377% 11/22/2052	200,000	213,031
Medtronic Global Holdings SCA 4.5% 3/30/2033	300,000	295,526
Medtronic Inc 4.375% 3/15/2035	280,000	269,822
Medtronic Inc 4.625% 3/15/2045	110,000	98,374
Solventum Corp 5.6% 3/23/2034	560,000	574,395
Stryker Corp 1.95% 6/15/2030	100,000	90,501
Stryker Corp 2.9% 6/15/2050	200,000	128,600
Stryker Corp 4.625% 9/11/2034	450,000	440,097
Stryker Corp 4.85% 2/10/2030	580,000	586,379
Zimmer Biomet Holdings Inc 3.55% 3/20/2030	194,000	186,253
Zimmer Biomet Holdings Inc 5.05% 2/19/2030	120,000	121,723
Zimmer Biomet Holdings Inc 5.5% 2/19/2035	120,000	122,468
		10,914,531
Health Care Providers & Services - 1.2%
Aetna Inc 4.75% 3/15/2044	100,000	85,473
AHS Hospital Corp 2.78% 7/1/2051	250,000	153,799
Allina Health System 3.887% 4/15/2049	40,000	29,867
Ascension Health 4.078% 11/15/2028	136,000	135,147
Ascension Health 4.294% 11/15/2030	173,000	170,662
Ascension Health 4.923% 11/15/2035	1,296,000	1,285,978
Banner Health 2.907% 1/1/2042	400,000	290,546
Banner Health 2.913% 1/1/2051	150,000	94,569
Baptist Healthcare System Obligated Group 3.54% 8/15/2050	125,000	88,584
Cardinal Health Inc 3.41% 6/15/2027	460,000	455,698
Cardinal Health Inc 4.368% 6/15/2047	30,000	24,640
Cardinal Health Inc 4.5% 9/15/2030	260,000	257,905
Cardinal Health Inc 4.9% 9/15/2045	100,000	88,900
Cardinal Health Inc 5.75% 11/15/2054	210,000	207,105
Cencora Inc 2.7% 3/15/2031	170,000	155,262
Cencora Inc 2.8% 5/15/2030	300,000	280,134
Cencora Inc 4.85% 12/15/2029	90,000	90,752
Cencora Inc 4.9% 2/13/2036	400,000	390,402
Cencora Inc 5.15% 2/15/2035	190,000	190,336
Children's Hospital of Philadelphia/The 2.704% 7/1/2050	98,000	60,788
Cigna Group/The 3.4% 3/1/2027	790,000	784,419
Cigna Group/The 4.375% 10/15/2028	100,000	99,894
Cigna Group/The 4.5% 9/15/2030	920,000	916,785
Cigna Group/The 4.8% 7/15/2046	230,000	202,269
Cigna Group/The 4.8% 8/15/2038	290,000	274,931
Cigna Group/The 4.9% 12/15/2048	590,000	518,257
Cigna Group/The 5.125% 5/15/2031	100,000	101,912
Cigna Group/The 5.25% 2/15/2034	370,000	374,956
Cigna Group/The 5.4% 3/15/2033	300,000	308,227
Cigna Group/The 5.6% 2/15/2054	300,000	288,515
Cigna Group/The 6% 1/15/2056	160,000	162,311
CommonSpirit Health 2.782% 10/1/2030	300,000	276,616
CommonSpirit Health 3.91% 10/1/2050	230,000	170,597
CommonSpirit Health 4.35% 11/1/2042	560,000	483,101
CommonSpirit Health 4.352% 9/1/2030	132,000	129,435
CommonSpirit Health 4.975% 9/1/2035	52,000	50,502
CommonSpirit Health 5.318% 12/1/2034	300,000	300,393
CommonSpirit Health 5.662% 9/1/2055	238,000	229,274
Corewell Health Obligated Group 3.487% 7/15/2049	270,000	188,923
CVS Health Corp 1.75% 8/21/2030	885,000	783,756
CVS Health Corp 3% 8/15/2026	38,000	37,904
CVS Health Corp 3.25% 8/15/2029	250,000	239,941
CVS Health Corp 3.625% 4/1/2027	2,400,000	2,388,307
CVS Health Corp 4.125% 4/1/2040	43,000	36,562
CVS Health Corp 4.3% 3/25/2028	1,000,000	996,858
CVS Health Corp 4.78% 3/25/2038	712,000	664,864
CVS Health Corp 5.05% 3/25/2048	250,000	219,372
CVS Health Corp 5.125% 2/21/2030	160,000	162,320
CVS Health Corp 5.125% 7/20/2045	760,000	683,659
CVS Health Corp 5.25% 1/30/2031	330,000	336,750
CVS Health Corp 5.3% 12/5/2043	310,000	287,499
CVS Health Corp 5.3% 6/1/2033	470,000	476,949
CVS Health Corp 5.45% 9/15/2035	470,000	475,709
CVS Health Corp 5.625% 2/21/2053	140,000	131,257
CVS Health Corp 6.05% 6/1/2054	300,000	298,425
CVS Health Corp 6.125% 9/15/2039	100,000	103,621
CVS Health Corp 6.2% 9/15/2055	650,000	659,891
Elevance Health Inc 2.25% 5/15/2030	960,000	878,399
Elevance Health Inc 3.125% 5/15/2050	100,000	65,233
Elevance Health Inc 4% 9/15/2028	1,000,000	991,050
Elevance Health Inc 4.101% 3/1/2028	130,000	129,261
Elevance Health Inc 4.55% 3/1/2048	80,000	67,330
Elevance Health Inc 4.625% 5/15/2042	150,000	133,101
Elevance Health Inc 4.65% 1/15/2043	300,000	264,836
Elevance Health Inc 4.75% 2/15/2030	60,000	60,297
Elevance Health Inc 4.75% 2/15/2033	160,000	157,997
Elevance Health Inc 5.1% 1/15/2044	132,000	122,260
Elevance Health Inc 5.2% 2/15/2035	130,000	130,316
Elevance Health Inc 5.5% 10/15/2032	100,000	102,989
Elevance Health Inc 5.65% 6/15/2054	270,000	259,491
Elevance Health Inc 5.7% 2/15/2055	100,000	96,486
Elevance Health Inc 5.7% 9/15/2055	140,000	136,047
Elevance Health Inc 6.1% 10/15/2052	440,000	449,865
Franciscan Missionaries of Our Lady Health System Inc 3.914% 7/1/2049	120,000	89,657
HCA Inc 3.5% 7/15/2051	140,000	93,726
HCA Inc 3.5% 9/1/2030	1,170,000	1,111,727
HCA Inc 4.125% 6/15/2029	242,000	238,564
HCA Inc 5.125% 6/15/2039	100,000	94,879
HCA Inc 5.25% 3/1/2030	60,000	61,034
HCA Inc 5.25% 6/15/2049	120,000	107,113
HCA Inc 5.3% 5/15/2036	340,000	336,181
HCA Inc 5.45% 4/1/2031	1,200,000	1,226,961
HCA Inc 5.45% 9/15/2034	160,000	161,572
HCA Inc 5.5% 6/15/2047	610,000	565,553
HCA Inc 5.6% 4/1/2034	700,000	716,669
HCA Inc 5.7% 11/15/2055	270,000	253,709
HCA Inc 5.75% 3/1/2035	100,000	102,911
HCA Inc 5.875% 2/1/2029	1,000,000	1,026,571
HCA Inc 6% 4/1/2054	180,000	175,965
HCA Inc 6.1% 4/1/2064	100,000	98,685
HCA Inc 6.2% 3/1/2055	380,000	381,741
Humana Inc 1.35% 2/3/2027	170,000	166,819
Humana Inc 2.15% 2/3/2032	510,000	442,215
Humana Inc 3.125% 8/15/2029	100,000	95,767
Humana Inc 3.95% 8/15/2049	100,000	71,826
Humana Inc 4.875% 4/1/2030	380,000	380,864
Humana Inc 4.95% 10/1/2044	180,000	155,892
Humana Inc 5.875% 3/1/2033	170,000	175,203
Humana Inc 6% 5/1/2055	120,000	115,137
Icon Investments Six DAC 5.849% 5/8/2029	200,000	203,628
Indiana University Health Inc Obligated Group 2.852% 11/1/2051	200,000	125,354
Integris Baptist Medical Center Inc 3.875% 8/15/2050	104,000	76,249
Kaiser Foundation Hospitals 2.81% 6/1/2041	290,000	213,037
Kaiser Foundation Hospitals 3.266% 11/1/2049	110,000	76,142
Kaiser Foundation Hospitals 4.15% 5/1/2047	460,000	376,185
Laboratory Corp of America Holdings 2.7% 6/1/2031	160,000	145,765
Laboratory Corp of America Holdings 4.8% 10/1/2034	340,000	332,635
Mass General Brigham Inc 3.342% 7/1/2060	220,000	141,959
Mayo Clinic 3.196% 11/15/2061	120,000	75,071
McKesson Corp 4.65% 5/30/2030	60,000	60,183
McKesson Corp 5.1% 7/15/2033	100,000	101,723
McKesson Corp 5.25% 5/30/2035	120,000	122,242
Memorial Sloan-Kettering Cancer Center 2.955% 1/1/2050	160,000	103,879
MyMichigan Health 3.409% 6/1/2050	42,000	29,263
New York and Presbyterian Hospital/The 4.024% 8/1/2045	280,000	228,336
Novant Health Inc 3.168% 11/1/2051	110,000	71,932
NYU Langone Hospitals 3.38% 7/1/2055	180,000	121,691
Orlando Health Obligated Group 3.327% 10/1/2050	68,000	47,664
Orlando Health Obligated Group 5.475% 10/1/2035	90,000	92,503
PeaceHealth Obligated Group 4.335% 11/15/2028	40,000	39,752
PeaceHealth Obligated Group 4.855% 11/15/2032	530,000	524,410
Piedmont Healthcare Inc 2.719% 1/1/2042	150,000	105,354
Providence St Joseph Health Obligated Group 2.7% 10/1/2051	280,000	163,543
Providence St Joseph Health Obligated Group 5.369% 10/1/2032	110,000	111,661
Quest Diagnostics Inc 2.8% 6/30/2031	200,000	183,181
Quest Diagnostics Inc 2.95% 6/30/2030	150,000	140,585
Quest Diagnostics Inc 4.6% 12/15/2027	600,000	602,984
Quest Diagnostics Inc 5% 6/30/2036	160,000	156,940
Sabra Health Care LP 3.2% 12/1/2031	100,000	90,826
Sutter Health 3.361% 8/15/2050	170,000	117,266
Sutter Health 5.164% 8/15/2033	160,000	162,160
Sutter Health 5.537% 8/15/2035	1,350,000	1,397,152
Trinity Health Corp 2.632% 12/1/2040	50,000	35,809
Trinity Health Corp 4.125% 12/1/2045	80,000	65,329
UnitedHealth Group Inc 2% 5/15/2030	170,000	154,465
UnitedHealth Group Inc 2.3% 5/15/2031	270,000	242,266
UnitedHealth Group Inc 2.875% 8/15/2029	360,000	343,872
UnitedHealth Group Inc 2.9% 5/15/2050	1,197,000	764,374
UnitedHealth Group Inc 3.05% 5/15/2041	100,000	75,393
UnitedHealth Group Inc 3.25% 5/15/2051	100,000	67,216
UnitedHealth Group Inc 3.375% 4/15/2027	220,000	218,804
UnitedHealth Group Inc 3.45% 1/15/2027	370,000	368,628
UnitedHealth Group Inc 3.7% 8/15/2049	90,000	66,198
UnitedHealth Group Inc 3.85% 6/15/2028	960,000	952,594
UnitedHealth Group Inc 3.875% 8/15/2059	170,000	121,551
UnitedHealth Group Inc 4.25% 1/15/2029	300,000	299,099
UnitedHealth Group Inc 4.45% 12/15/2048	68,000	56,580
UnitedHealth Group Inc 4.65% 1/15/2031	250,000	250,678
UnitedHealth Group Inc 4.75% 7/15/2045	182,000	161,800
UnitedHealth Group Inc 4.8% 1/15/2030	1,430,000	1,445,157
UnitedHealth Group Inc 4.95% 5/15/2062	630,000	540,120
UnitedHealth Group Inc 5.05% 4/15/2053	360,000	322,041
UnitedHealth Group Inc 5.15% 7/15/2034	830,000	839,704
UnitedHealth Group Inc 5.25% 2/15/2028	100,000	101,577
UnitedHealth Group Inc 5.3% 6/15/2035	880,000	895,064
UnitedHealth Group Inc 5.35% 2/15/2033	100,000	102,921
UnitedHealth Group Inc 5.5% 4/15/2064	320,000	299,634
UnitedHealth Group Inc 5.625% 7/15/2054	810,000	786,499
UnitedHealth Group Inc 5.95% 2/15/2041	100,000	104,143
UnitedHealth Group Inc 6.05% 2/15/2063	440,000	447,410
UnitedHealth Group Inc 6.625% 11/15/2037	310,000	345,367
UnitedHealth Group Inc 6.875% 2/15/2038	126,000	143,785
Universal Health Services Inc 2.65% 1/15/2032	140,000	122,683
Universal Health Services Inc 2.65% 10/15/2030	180,000	162,687
West Virginia United Health System Obligated Group 3.129% 6/1/2050	70,000	43,815
		49,361,925
Life Sciences Tools & Services - 0.0%
Agilent Technologies Inc 4.2% 9/9/2027	140,000	139,704
Agilent Technologies Inc 4.75% 9/9/2034	140,000	138,237
Danaher Corp 2.6% 10/1/2050	245,000	147,737
Revvity Inc 2.25% 9/15/2031	100,000	87,893
Revvity Inc 3.3% 9/15/2029	150,000	143,801
Revvity Inc 3.625% 3/15/2051	45,000	31,755
Thermo Fisher Scientific Inc 2.6% 10/1/2029	520,000	490,896
Thermo Fisher Scientific Inc 2.8% 10/15/2041	410,000	299,109
Thermo Fisher Scientific Inc 4.794% 10/7/2035	250,000	246,222
Thermo Fisher Scientific Inc 4.902% 2/12/2036	500,000	493,751
Thermo Fisher Scientific Inc 4.953% 8/10/2026	430,000	430,461
Thermo Fisher Scientific Inc 5.086% 8/10/2033	120,000	121,913
		2,771,479
Pharmaceuticals - 0.8%
Bristol-Myers Squibb Co 1.45% 11/13/2030	800,000	702,901
Bristol-Myers Squibb Co 2.35% 11/13/2040	210,000	147,327
Bristol-Myers Squibb Co 2.55% 11/13/2050	510,000	300,469
Bristol-Myers Squibb Co 3.7% 3/15/2052	230,000	167,927
Bristol-Myers Squibb Co 3.9% 3/15/2062	120,000	86,092
Bristol-Myers Squibb Co 4.125% 6/15/2039	100,000	89,490
Bristol-Myers Squibb Co 4.25% 10/26/2049	100,000	81,196
Bristol-Myers Squibb Co 4.35% 11/15/2047	100,000	83,379
Bristol-Myers Squibb Co 4.55% 2/20/2048	159,000	136,360
Bristol-Myers Squibb Co 5% 8/15/2045	110,000	102,039
Bristol-Myers Squibb Co 5.2% 2/22/2034	780,000	798,337
Bristol-Myers Squibb Co 5.5% 2/22/2044	250,000	248,061
Bristol-Myers Squibb Co 5.55% 2/22/2054	593,000	577,670
Eli Lilly & Co 2.25% 5/15/2050	685,000	390,019
Eli Lilly & Co 3.95% 3/15/2049	220,000	174,927
Eli Lilly & Co 4.15% 3/15/2059	100,000	78,117
Eli Lilly & Co 4.15% 5/20/2029	500,000	499,196
Eli Lilly & Co 4.2% 8/14/2029	290,000	289,580
Eli Lilly & Co 4.25% 3/15/2031	1,470,000	1,461,390
Eli Lilly & Co 4.375% 5/20/2031	500,000	497,443
Eli Lilly & Co 4.6% 8/14/2034	290,000	286,736
Eli Lilly & Co 4.75% 2/12/2030	100,000	101,468
Eli Lilly & Co 4.85% 5/20/2036	500,000	496,605
Eli Lilly & Co 4.875% 2/27/2053	60,000	54,322
Eli Lilly & Co 4.9% 10/15/2035	350,000	350,165
Eli Lilly & Co 4.95% 2/27/2063	210,000	186,944
Eli Lilly & Co 5.1% 2/12/2035	100,000	101,926
Eli Lilly & Co 5.1% 2/9/2064	290,000	264,115
Eli Lilly & Co 5.5% 2/12/2055	250,000	248,061
Eli Lilly & Co 5.6% 2/12/2065	100,000	98,406
Eli Lilly & Co 5.6% 5/20/2056	500,000	501,505
GlaxoSmithKline Capital Inc 6.375% 5/15/2038	331,000	365,809
Haleon US Capital LLC 3.375% 3/24/2027	1,140,000	1,132,517
Haleon US Capital LLC 3.625% 3/24/2032	250,000	234,890
Johnson & Johnson 2.1% 9/1/2040	590,000	412,987
Johnson & Johnson 2.25% 9/1/2050	100,000	57,914
Johnson & Johnson 2.45% 9/1/2060	310,000	168,582
Johnson & Johnson 3.4% 1/15/2038	388,000	337,552
Johnson & Johnson 4.5% 12/5/2043	100,000	92,789
Johnson & Johnson 4.9% 6/1/2031	100,000	102,825
Johnson & Johnson 5% 3/1/2035	840,000	863,482
Merck & Co Inc 2.15% 12/10/2031	380,000	335,923
Merck & Co Inc 2.35% 6/24/2040	210,000	149,701
Merck & Co Inc 2.45% 6/24/2050	200,000	117,001
Merck & Co Inc 2.75% 12/10/2051	150,000	91,797
Merck & Co Inc 3.6% 9/15/2042	130,000	104,212
Merck & Co Inc 3.7% 2/10/2045	322,000	252,466
Merck & Co Inc 3.850% 9/15/2027	340,000	339,166
Merck & Co Inc 3.9% 3/7/2039	100,000	88,330
Merck & Co Inc 4.15% 3/15/2031	1,060,000	1,042,890
Merck & Co Inc 4.15% 5/18/2043	100,000	84,989
Merck & Co Inc 4.150% 9/15/2030	380,000	376,622
Merck & Co Inc 4.3% 5/22/2028	230,000	230,649
Merck & Co Inc 4.5% 5/17/2033	400,000	397,062
Merck & Co Inc 4.65% 5/22/2031	230,000	231,121
Merck & Co Inc 4.9% 5/17/2044	300,000	277,873
Merck & Co Inc 5% 5/17/2053	170,000	154,150
Merck & Co Inc 5.2% 5/22/2036	250,000	253,144
Merck & Co Inc 5.55% 12/4/2055	680,000	668,348
Merck & Co Inc 5.700% 9/15/2055	270,000	270,494
Merck & Co Inc 5.85% 5/22/2056	180,000	184,705
Mylan Inc 5.2% 4/15/2048	74,000	60,982
Mylan Inc 5.4% 11/29/2043	170,000	150,065
Novartis Capital Corp 2.2% 8/14/2030	290,000	265,206
Novartis Capital Corp 2.75% 8/14/2050	310,000	196,416
Novartis Capital Corp 3.9% 11/5/2028	400,000	397,176
Novartis Capital Corp 4.1% 11/5/2030	400,000	393,609
Novartis Capital Corp 4.1% 3/16/2029	300,000	298,388
Novartis Capital Corp 4.4% 3/18/2031	300,000	298,503
Novartis Capital Corp 4.4% 5/6/2044	120,000	105,475
Novartis Capital Corp 4.6% 11/5/2035	270,000	264,377
Novartis Capital Corp 4.9% 3/18/2036	500,000	498,041
Novartis Capital Corp 5.3% 11/5/2055	300,000	289,510
Novartis Capital Corp 5.7% 3/18/2056	200,000	202,876
Pfizer Inc 2.55% 5/28/2040	120,000	87,450
Pfizer Inc 2.7% 5/28/2050	100,000	62,008
Pfizer Inc 3.45% 3/15/2029	100,000	97,873
Pfizer Inc 3.9% 3/15/2039	70,000	61,039
Pfizer Inc 4% 12/15/2036	190,000	174,983
Pfizer Inc 4% 3/15/2049	300,000	237,453
Pfizer Inc 4.125% 12/15/2046	200,000	164,449
Pfizer Inc 4.2% 11/15/2030	1,700,000	1,684,395
Pfizer Inc 4.3% 6/15/2043	106,000	91,529
Pfizer Inc 4.4% 5/15/2044	110,000	95,929
Pfizer Inc 4.875% 11/15/2035	760,000	751,571
Pfizer Inc 5.6% 11/15/2055	130,000	128,951
Pfizer Inc 7.2% 3/15/2039	230,000	269,021
Pfizer Investment Enterprises Pte Ltd 4.45% 5/19/2028	500,000	501,435
Pfizer Investment Enterprises Pte Ltd 4.65% 5/19/2030	300,000	301,633
Pfizer Investment Enterprises Pte Ltd 4.75% 5/19/2033	360,000	358,010
Pfizer Investment Enterprises Pte Ltd 5.11% 5/19/2043	200,000	190,065
Pfizer Investment Enterprises Pte Ltd 5.3% 5/19/2053	1,428,000	1,340,270
Pfizer Investment Enterprises Pte Ltd 5.34% 5/19/2063	150,000	138,334
Pharmacia LLC 6.6% 12/1/2028 (d)	190,000	199,948
Royalty Pharma PLC 3.35% 9/2/2051	390,000	260,667
Royalty Pharma PLC 4.450% 3/25/2031	340,000	334,919
Royalty Pharma PLC 5.9% 9/2/2054	100,000	98,942
Utah Acquisition Sub Inc 3.95% 6/15/2026	193,000	192,972
Viatris Inc 2.7% 6/22/2030	528,000	482,872
Viatris Inc 3.85% 6/22/2040	200,000	156,299
Viatris Inc 4% 6/22/2050	70,000	47,893
Wyeth LLC 5.95% 4/1/2037	50,000	53,200
Wyeth LLC 6% 2/15/2036	100,000	106,751
Zoetis Inc 3% 9/12/2027	50,000	49,196
Zoetis Inc 3.9% 8/20/2028	500,000	493,972
Zoetis Inc 3.95% 9/12/2047	290,000	226,425
Zoetis Inc 4.15% 8/17/2028	200,000	198,884
Zoetis Inc 5% 8/17/2035	60,000	59,367
		32,141,492
TOTAL HEALTH CARE		119,171,313
Industrials - 1.6%
Aerospace & Defense - 0.6%
Boeing Co 2.95% 2/1/2030	220,000	207,475
Boeing Co 3.2% 3/1/2029	320,000	308,883
Boeing Co 3.25% 2/1/2035	100,000	87,060
Boeing Co 3.375% 6/15/2046	120,000	84,218
Boeing Co 3.75% 2/1/2050	360,000	263,055
Boeing Co 3.825% 3/1/2059	100,000	69,446
Boeing Co 3.9% 5/1/2049	130,000	96,802
Boeing Co 3.95% 8/1/2059	160,000	114,694
Boeing Co 5.705% 5/1/2040	700,000	713,644
Boeing Co 5.805% 5/1/2050	320,000	316,796
Boeing Co 5.93% 5/1/2060	330,000	326,628
Boeing Co 6.298% 5/1/2029	320,000	334,774
Boeing Co 6.388% 5/1/2031	120,000	128,015
Boeing Co 6.528% 5/1/2034	1,486,000	1,622,210
Boeing Co 6.858% 5/1/2054	730,000	823,563
Boeing Co 6.875% 3/15/2039	160,000	179,034
GE Aerospace 4.25% 5/1/2040	50,000	42,584
GE Aerospace 4.3% 7/29/2030	200,000	198,776
GE Aerospace 4.35% 5/1/2050	170,000	143,836
GE Aerospace 4.5% 3/11/2044	200,000	178,422
GE Aerospace 6.75% 3/15/2032	130,000	143,702
General Dynamics Corp 2.625% 11/15/2027	180,000	176,364
General Dynamics Corp 2.85% 6/1/2041	120,000	89,303
General Dynamics Corp 3.75% 5/15/2028	100,000	99,306
General Dynamics Corp 4.25% 4/1/2040	204,000	183,282
General Dynamics Corp 4.25% 4/1/2050	30,000	25,315
Honeywell Aerospace Inc 4% 3/16/2029 (f)	380,000	375,573
Honeywell Aerospace Inc 4.3% 3/16/2031 (f)	790,000	778,254
Honeywell Aerospace Inc 4.95% 3/16/2036 (f)	300,000	296,747
Honeywell Aerospace Inc 5.622% 3/16/2046 (f)	400,000	399,081
Honeywell Aerospace Inc 5.732% 3/16/2056 (f)	600,000	600,233
Howmet Aerospace Inc 5.95% 2/1/2037	50,000	53,232
Huntington Ingalls Industries Inc 3.483% 12/1/2027	170,000	167,542
L3Harris Technologies Inc 1.8% 1/15/2031	575,000	506,332
L3Harris Technologies Inc 5.05% 6/1/2029	1,140,000	1,156,017
L3Harris Technologies Inc 5.5% 8/15/2054	90,000	87,270
L3Harris Technologies Inc 5.6% 7/31/2053	170,000	166,703
Lockheed Martin Corp 3.6% 3/1/2035	450,000	411,524
Lockheed Martin Corp 3.9% 6/15/2032	160,000	155,118
Lockheed Martin Corp 4.07% 12/15/2042	110,000	93,306
Lockheed Martin Corp 4.09% 9/15/2052	119,000	93,582
Lockheed Martin Corp 4.15% 6/15/2053	150,000	119,025
Lockheed Martin Corp 4.3% 6/15/2062	100,000	78,468
Lockheed Martin Corp 4.7% 5/15/2046	136,000	121,008
Lockheed Martin Corp 4.8% 8/15/2034	390,000	389,183
Lockheed Martin Corp 5% 8/15/2035	380,000	382,843
Lockheed Martin Corp 5.1% 11/15/2027	210,000	213,061
Lockheed Martin Corp 5.2% 2/15/2055	180,000	168,700
Lockheed Martin Corp 5.7% 11/15/2054	100,000	100,589
Lockheed Martin Corp 5.9% 11/15/2063	150,000	154,534
Lockheed Martin Corp 6.15% 9/1/2036	100,000	109,175
Northrop Grumman Corp 3.25% 1/15/2028	100,000	98,344
Northrop Grumman Corp 3.85% 4/15/2045	230,000	182,316
Northrop Grumman Corp 4.03% 10/15/2047	328,000	261,038
Northrop Grumman Corp 4.4% 5/1/2030	410,000	408,823
Northrop Grumman Corp 4.7% 3/15/2033	140,000	139,362
Northrop Grumman Corp 4.75% 6/1/2043	110,000	100,158
Northrop Grumman Corp 5.15% 5/1/2040	150,000	147,072
Northrop Grumman Corp 5.2% 6/1/2054	205,000	190,703
Northrop Grumman Corp 5.25% 5/1/2050	70,000	65,663
RTX Corp 1.9% 9/1/2031	470,000	410,463
RTX Corp 2.25% 7/1/2030	130,000	119,072
RTX Corp 2.82% 9/1/2051	210,000	130,213
RTX Corp 3.75% 11/1/2046	200,000	153,285
RTX Corp 4.125% 11/16/2028	400,000	397,436
RTX Corp 4.15% 5/15/2045	200,000	164,852
RTX Corp 4.35% 4/15/2047	100,000	83,649
RTX Corp 4.45% 11/16/2038	360,000	333,933
RTX Corp 4.5% 6/1/2042	40,000	35,757
RTX Corp 4.875% 10/15/2040	210,000	199,938
RTX Corp 5.15% 2/27/2033	100,000	102,002
RTX Corp 5.375% 2/27/2053	100,000	95,120
RTX Corp 5.7% 4/15/2040	160,000	164,273
RTX Corp 6.1% 3/15/2034	500,000	537,456
RTX Corp 6.125% 7/15/2038	640,000	689,580
RTX Corp 6.4% 3/15/2054	190,000	207,603
		19,552,398
Air Freight & Logistics - 0.1%
FedEx Corp 2.4% 5/15/2031	350,000	314,095
FedEx Corp 3.25% 5/15/2041	310,000	234,688
FedEx Corp 4.05% 2/15/2048	80,000	59,880
FedEx Corp 4.25% 5/15/2030	130,000	128,404
FedEx Corp 4.55% 4/1/2046	490,000	396,798
FedEx Corp 4.95% 10/17/2048	80,000	68,151
FedEx Corp 5.25% 5/15/2050	178,000	164,505
United Parcel Service Inc 3.05% 11/15/2027	150,000	147,809
United Parcel Service Inc 3.4% 11/15/2046	190,000	137,014
United Parcel Service Inc 3.4% 9/1/2049	100,000	70,583
United Parcel Service Inc 3.75% 11/15/2047	160,000	121,241
United Parcel Service Inc 4.45% 4/1/2030	150,000	150,607
United Parcel Service Inc 4.875% 3/3/2033	160,000	162,449
United Parcel Service Inc 5.2% 4/1/2040	100,000	99,102
United Parcel Service Inc 5.25% 5/14/2035	500,000	511,110
United Parcel Service Inc 5.5% 5/22/2054	380,000	366,533
United Parcel Service Inc 5.95% 5/14/2055	350,000	358,592
United Parcel Service Inc 6.2% 1/15/2038	234,000	254,522
		3,746,083
Building Products - 0.1%
Carrier Global Corp 2.493% 2/15/2027	100,000	98,839
Carrier Global Corp 2.722% 2/15/2030	410,000	383,796
Carrier Global Corp 3.377% 4/5/2040	150,000	120,170
Carrier Global Corp 3.577% 4/5/2050	300,000	219,095
Carrier Global Corp 5.9% 3/15/2034	791,000	834,747
Johnson Controls International PLC / Tyco Fire & Security Finance SCA 1.75% 9/15/2030	300,000	267,354
Johnson Controls International PLC / Tyco Fire & Security Finance SCA 2% 9/16/2031	280,000	245,035
Johnson Controls International plc 4.625% 7/2/2044 (g)	170,000	149,818
Masco Corp 1.5% 2/15/2028	100,000	95,169
Masco Corp 2% 2/15/2031	90,000	79,359
Masco Corp 3.125% 2/15/2051	90,000	58,228
Owens Corning 3.4% 8/15/2026	100,000	99,777
Owens Corning 3.875% 6/1/2030	70,000	68,020
Owens Corning 4.3% 7/15/2047	170,000	137,269
Owens Corning 5.7% 6/15/2034	120,000	124,283
Owens Corning 5.95% 6/15/2054	100,000	100,489
Trane Technologies Holdco Inc 3.75% 8/21/2028	240,000	237,354
Trane Technologies Holdco Inc 4.3% 2/21/2048	190,000	157,089
		3,475,891
Commercial Services & Supplies - 0.1%
Republic Services Inc 1.45% 2/15/2031	500,000	434,693
Republic Services Inc 3.95% 5/15/2028	750,000	745,863
Republic Services Inc 5% 12/15/2033	140,000	142,094
Republic Services Inc 5.15% 3/15/2035	250,000	254,399
Republic Services Inc 5.2% 11/15/2034	200,000	203,931
Veralto Corp 5.45% 9/18/2033	110,000	112,758
Waste Connections Inc 3.05% 4/1/2050	420,000	278,866
Waste Management Inc 1.5% 3/15/2031	140,000	121,788
Waste Management Inc 2.5% 11/15/2050	150,000	89,691
Waste Management Inc 2.95% 6/1/2041	130,000	98,245
Waste Management Inc 3.15% 11/15/2027	50,000	49,288
Waste Management Inc 4.15% 4/15/2032	220,000	214,885
Waste Management Inc 4.65% 3/15/2030	140,000	140,888
Waste Management Inc 4.95% 3/15/2035	140,000	140,145
Waste Management Inc 4.95% 7/3/2027	70,000	70,573
Waste Management Inc 4.95% 7/3/2031	70,000	71,198
Waste Management Inc 5.35% 10/15/2054	140,000	134,807
		3,304,112
Electrical Equipment - 0.0%
ABB Finance USA Inc 4.375% 5/8/2042	70,000	61,736
Emerson Electric Co 1.95% 10/15/2030	40,000	36,077
Emerson Electric Co 2.8% 12/21/2051	220,000	137,319
Emerson Electric Co 5% 3/15/2035	120,000	120,777
GE Vernova Inc 4.875% 2/4/2036	220,000	216,830
GE Vernova Inc 5.5% 2/4/2056	130,000	126,046
Regal Rexnord Corp 6.3% 2/15/2030	290,000	302,668
Regal Rexnord Corp 6.4% 4/15/2033	110,000	116,570
Rockwell Automation Inc 4.2% 3/1/2049	170,000	138,660
		1,256,683
Ground Transportation - 0.2%
Burlington Northern Santa Fe LLC 2.875% 6/15/2052	280,000	174,448
Burlington Northern Santa Fe LLC 3.05% 2/15/2051	30,000	19,565
Burlington Northern Santa Fe LLC 3.25% 6/15/2027	550,000	545,450
Burlington Northern Santa Fe LLC 3.3% 9/15/2051	350,000	238,754
Burlington Northern Santa Fe LLC 4.05% 6/15/2048	182,000	145,059
Burlington Northern Santa Fe LLC 4.15% 12/15/2048	100,000	81,007
Burlington Northern Santa Fe LLC 4.45% 3/15/2043	151,000	133,536
Burlington Northern Santa Fe LLC 4.9% 4/1/2044	350,000	325,174
Burlington Northern Santa Fe LLC 5.15% 9/1/2043	100,000	95,886
Burlington Northern Santa Fe LLC 5.2% 4/15/2054	340,000	316,163
Burlington Northern Santa Fe LLC 5.5% 3/15/2055	170,000	165,303
Burlington Northern Santa Fe LLC 5.55% 3/15/2056	200,000	195,292
Burlington Northern Santa Fe LLC 5.75% 5/1/2040	100,000	104,586
Burlington Northern Santa Fe LLC 5.8% 3/15/2056	140,000	141,635
Burlington Northern Santa Fe LLC 6.15% 5/1/2037	70,000	76,681
CSX Corp 2.4% 2/15/2030	340,000	315,924
CSX Corp 2.5% 5/15/2051	110,000	64,505
CSX Corp 3.8% 3/1/2028	50,000	49,612
CSX Corp 3.95% 5/1/2050	370,000	286,637
CSX Corp 4.25% 3/15/2029	150,000	149,482
CSX Corp 4.3% 3/1/2048	210,000	173,550
CSX Corp 4.4% 3/1/2043	50,000	43,891
CSX Corp 4.65% 3/1/2068	280,000	229,580
CSX Corp 4.75% 11/15/2048	160,000	141,819
CSX Corp 5.05% 6/15/2035	220,000	220,821
CSX Corp 6.15% 5/1/2037	100,000	108,284
Norfolk Southern Corp 3.05% 5/15/2050	100,000	65,169
Norfolk Southern Corp 3.155% 5/15/2055	100,000	64,063
Norfolk Southern Corp 3.8% 8/1/2028	72,000	71,185
Norfolk Southern Corp 3.95% 10/1/2042	305,000	251,409
Norfolk Southern Corp 4.1% 5/15/2121	200,000	138,369
Norfolk Southern Corp 4.15% 2/28/2048	100,000	80,746
Norfolk Southern Corp 4.55% 6/1/2053	80,000	66,922
Norfolk Southern Corp 4.837% 10/1/2041	370,000	344,758
Norfolk Southern Corp 5.35% 8/1/2054	240,000	225,747
Norfolk Southern Corp 5.55% 3/15/2034	230,000	239,075
Uber Technologies Inc 4.15% 1/15/2031	300,000	293,423
Uber Technologies Inc 4.3% 1/15/2030	110,000	108,851
Uber Technologies Inc 4.8% 9/15/2034	110,000	107,647
Uber Technologies Inc 4.8% 9/15/2035	590,000	574,489
Uber Technologies Inc 5.35% 9/15/2054	110,000	102,405
Union Pacific Corp 2.15% 2/5/2027	120,000	118,517
Union Pacific Corp 2.375% 5/20/2031	540,000	489,122
Union Pacific Corp 2.891% 4/6/2036	390,000	329,018
Union Pacific Corp 2.973% 9/16/2062	100,000	58,677
Union Pacific Corp 3.25% 2/5/2050	270,000	185,913
Union Pacific Corp 3.375% 2/14/2042	150,000	117,373
Union Pacific Corp 3.5% 2/14/2053	100,000	70,571
Union Pacific Corp 3.799% 4/6/2071	330,000	227,695
Union Pacific Corp 3.85% 2/14/2072	230,000	159,565
Union Pacific Corp 3.875% 2/1/2055	80,000	59,729
Union Pacific Corp 4% 4/15/2047	90,000	71,509
Union Pacific Corp 5.1% 2/20/2035	120,000	122,217
Union Pacific Corp 5.15% 1/20/2063	320,000	293,016
Union Pacific Corp 5.6% 12/1/2054	230,000	227,829
		9,807,653
Industrial Conglomerates - 0.1%
3M Co 2.25% 9/19/2026	330,000	328,264
3M Co 2.375% 8/26/2029	270,000	253,305
3M Co 2.875% 10/15/2027	210,000	206,167
3M Co 3.25% 8/26/2049	200,000	137,980
3M Co 3.375% 3/1/2029	110,000	107,059
3M Co 3.7% 4/15/2050	96,000	71,282
3M Co 3.875% 6/15/2044	140,000	112,326
3M Co 4% 9/14/2048	200,000	157,837
3M Co 4.8% 3/15/2030	300,000	302,545
3M Co 5.15% 3/15/2035	290,000	293,718
3M Co 5.7% 3/15/2037	100,000	104,228
Honeywell International Inc 1.95% 6/1/2030	100,000	90,660
Honeywell International Inc 2.5% 11/1/2026	580,000	576,325
Honeywell International Inc 2.7% 8/15/2029	210,000	199,049
Trane Technologies Financing Ltd 3.8% 3/21/2029	180,000	177,358
Trane Technologies Financing Ltd 5.25% 3/3/2033	80,000	82,060
		3,200,163
Machinery - 0.3%
Caterpillar Financial Services Corp 1.1% 9/14/2027	540,000	520,282
Caterpillar Financial Services Corp 3.95% 11/14/2028	2,000,000	1,986,710
Caterpillar Financial Services Corp 4.1% 8/15/2028	440,000	439,352
Caterpillar Financial Services Corp 4.15% 1/8/2031	300,000	295,717
Caterpillar Inc 2.6% 4/9/2030	210,000	197,165
Caterpillar Inc 3.25% 4/9/2050	130,000	91,484
Caterpillar Inc 3.25% 9/19/2049	220,000	155,339
Caterpillar Inc 3.803% 8/15/2042	200,000	166,750
Caterpillar Inc 5.2% 5/15/2035	290,000	296,530
Caterpillar Inc 5.2% 5/27/2041	300,000	300,656
Caterpillar Inc 5.5% 5/15/2055	100,000	101,560
Caterpillar Inc 6.05% 8/15/2036	100,000	109,506
Cummins Inc 1.5% 9/1/2030	190,000	168,571
Cummins Inc 4.875% 10/1/2043	250,000	235,778
Cummins Inc 5.15% 2/20/2034	120,000	122,285
Cummins Inc 5.3% 5/9/2035	100,000	102,239
Deere & Co 2.875% 9/7/2049	190,000	125,688
Deere & Co 5.7% 1/19/2055	250,000	257,267
Eaton Corp 3.95% 3/6/2029	2,200,000	2,175,079
Eaton Corp 4.15% 11/2/2042	100,000	86,366
Eaton Corp 4.15% 3/15/2033	730,000	709,035
Eaton Corp 4.2% 3/6/2031	500,000	492,036
Eaton Corp 5.45% 3/6/2056	300,000	295,245
Illinois Tool Works Inc 3.9% 9/1/2042	100,000	84,254
Ingersoll Rand Inc 5.4% 8/14/2028	220,000	224,054
Ingersoll Rand Inc 5.45% 6/15/2034	80,000	81,673
Ingersoll Rand Inc 5.7% 8/14/2033	670,000	696,031
Otis Worldwide Corp 2.293% 4/5/2027	170,000	167,382
Otis Worldwide Corp 2.565% 2/15/2030	220,000	204,703
Otis Worldwide Corp 3.362% 2/15/2050	200,000	139,012
Otis Worldwide Corp 4.488% 5/7/2029	700,000	699,970
Otis Worldwide Corp 5.131% 9/4/2035	50,000	50,083
Parker-Hannifin Corp 3.25% 3/1/2027	180,000	178,829
Parker-Hannifin Corp 3.25% 6/14/2029	210,000	203,027
Parker-Hannifin Corp 4% 6/14/2049	160,000	127,569
Parker-Hannifin Corp 4.1% 3/1/2047	150,000	122,694
Parker-Hannifin Corp 4.25% 9/15/2027	170,000	169,968
Stanley Black & Decker Inc 2.75% 11/15/2050	211,000	123,688
Stanley Black & Decker Inc 3% 5/15/2032	190,000	171,467
Stanley Black & Decker Inc 6% 3/6/2028	100,000	102,622
Westinghouse Air Brake Technologies Corp 3.45% 11/15/2026	200,000	199,189
Westinghouse Air Brake Technologies Corp 4.7% 9/15/2028 (g)	200,000	200,444
Westinghouse Air Brake Technologies Corp 5.5% 5/29/2035	150,000	153,462
		13,530,761
Passenger Airlines - 0.0%
American Airlines 2019-1 Class AA Pass Through Trust equipment trust certificate 3.15% 8/15/2033	87,675	82,057
American Airlines 2021-1 Class A Pass Through Trust equipment trust certificate 2.875% 1/11/2036	170,587	152,128
Delta Air Lines Inc 4.95% 7/10/2028	240,000	241,186
Delta Air Lines Inc 5.25% 7/10/2030	120,000	121,349
Southwest Airlines Co 4.375% 11/15/2028	150,000	148,984
Southwest Airlines Co 5.125% 6/15/2027	251,000	252,543
Southwest Airlines Co 5.25% 11/15/2035	90,000	87,228
United Airlines 2023-1 Class A Pass Through Trust equipment trust certificate 5.8% 7/15/2037	236,763	245,439
		1,330,914
Professional Services - 0.0%
Booz Allen Hamilton Inc 5.95% 8/4/2033	180,000	184,080
Leidos Inc 5% 3/15/2036	400,000	387,620
Leidos Inc 5.75% 3/15/2033	140,000	144,939
Paychex Inc 5.1% 4/15/2030	280,000	283,210
Paychex Inc 5.6% 4/15/2035	400,000	404,043
Verisk Analytics Inc 5.125% 3/15/2036	300,000	294,085
Verisk Analytics Inc 5.25% 3/15/2035	260,000	258,698
		1,956,675
Trading Companies & Distributors - 0.1%
Ferguson Enterprises Inc 5% 10/3/2034	100,000	99,415
GATX Corp 6.05% 3/15/2034	400,000	421,600
GATX Corp 6.9% 5/1/2034	300,000	331,199
Sumisho Air Lease Corp 2.1% 9/1/2028	190,000	179,465
Sumisho Air Lease Corp 2.2% 1/15/2027	140,000	138,087
Sumisho Air Lease Corp 3.625% 12/1/2027	140,000	138,064
Sumisho Air Lease Corp 3.75% 6/1/2026	290,000	290,000
Sumisho Air Lease Corp 4.5% 3/24/2029 (f)	398,000	395,579
Sumisho Air Lease Corp 4.625% 10/1/2028	350,000	349,029
Sumisho Air Lease Corp 4.85% 3/24/2031 (f)	100,000	99,084
Sumisho Air Lease Corp 5.2% 7/15/2031	300,000	301,529
Sumisho Air Lease Corp 5.5% 3/24/2036 (f)	130,000	129,536
WW Grainger Inc 3.75% 5/15/2046	120,000	93,837
WW Grainger Inc 4.45% 9/15/2034	100,000	97,639
		3,064,063
TOTAL INDUSTRIALS		64,225,396
Information Technology - 1.9%
Communications Equipment - 0.1%
Cisco Systems Inc 4.75% 2/24/2030	260,000	263,281
Cisco Systems Inc 4.85% 2/26/2029	300,000	304,570
Cisco Systems Inc 5.05% 2/26/2034	300,000	304,216
Cisco Systems Inc 5.1% 2/24/2035	280,000	284,209
Cisco Systems Inc 5.3% 2/26/2054	140,000	133,258
Cisco Systems Inc 5.35% 2/26/2064	100,000	93,977
Cisco Systems Inc 5.5% 1/15/2040	192,000	196,553
Cisco Systems Inc 5.5% 2/24/2055	130,000	127,485
Cisco Systems Inc 5.9% 2/15/2039	400,000	426,148
Motorola Solutions Inc 2.3% 11/15/2030	330,000	298,232
Motorola Solutions Inc 4.6% 2/23/2028	110,000	110,400
Motorola Solutions Inc 5.2% 8/15/2032	110,000	111,558
Motorola Solutions Inc 5.4% 4/15/2034	230,000	233,562
		2,887,449
Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp 2.2% 9/15/2031	140,000	123,756
Amphenol Corp 3.8% 11/15/2027	400,000	397,646
Amphenol Corp 4.125% 11/15/2030	1,760,000	1,730,554
Amphenol Corp 4.625% 2/15/2036	250,000	241,151
Amphenol Corp 5.25% 4/5/2034	180,000	183,743
Amphenol Corp 5.3% 11/15/2055	360,000	340,724
Amphenol Corp 5.375% 11/15/2054	88,000	85,306
Corning Inc 3.9% 11/15/2049	70,000	53,373
Corning Inc 4.375% 11/15/2057	110,000	88,374
Corning Inc 5.35% 11/15/2048	400,000	381,512
Corning Inc 5.75% 8/15/2040	100,000	102,389
Dell International LLC / EMC Corp 3.375% 12/15/2041	215,000	164,929
Dell International LLC / EMC Corp 4.15% 2/15/2029	1,100,000	1,091,682
Dell International LLC / EMC Corp 4.9% 10/1/2026	450,000	450,524
Dell International LLC / EMC Corp 5% 4/1/2030	170,000	172,207
Dell International LLC / EMC Corp 5.1% 2/15/2036	100,000	99,596
Dell International LLC / EMC Corp 5.3% 10/1/2029	90,000	91,941
Dell International LLC / EMC Corp 5.5% 4/1/2035	220,000	225,279
Dell International LLC / EMC Corp 5.75% 2/1/2033	110,000	115,129
Dell International LLC / EMC Corp 8.1% 7/15/2036	420,000	504,004
Dell International LLC / EMC Corp 8.35% 7/15/2046	92,000	116,389
Keysight Technologies Inc 4.95% 10/15/2034	120,000	119,112
Teledyne Technologies Inc 2.25% 4/1/2028	100,000	96,093
Teledyne Technologies Inc 2.75% 4/1/2031	100,000	91,694
Vontier Corp 2.4% 4/1/2028	70,000	67,191
Vontier Corp 2.95% 4/1/2031	250,000	227,039
		7,361,337
IT Services - 0.1%
CDW LLC / CDW Finance Corp 2.67% 12/1/2026	430,000	426,239
CDW LLC / CDW Finance Corp 3.569% 12/1/2031	70,000	64,003
CDW LLC / CDW Finance Corp 5.1% 3/1/2030	200,000	199,668
CDW LLC / CDW Finance Corp 5.55% 8/22/2034	140,000	138,403
IBM Corporation 1.7% 5/15/2027	800,000	781,938
IBM Corporation 1.95% 5/15/2030	100,000	90,503
IBM Corporation 2.85% 5/15/2040	110,000	80,713
IBM Corporation 2.95% 5/15/2050	100,000	62,508
IBM Corporation 3.43% 2/9/2052	180,000	120,585
IBM Corporation 3.5% 5/15/2029	520,000	506,960
IBM Corporation 4.15% 5/15/2039	450,000	394,234
IBM Corporation 4.5% 2/6/2028	680,000	681,938
IBM Corporation 4.7% 2/19/2046	204,000	176,025
IBM Corporation 5.2% 2/10/2035	600,000	606,067
IBM Corporation 5.6% 11/30/2039	540,000	553,003
IBM Corporation 5.7% 2/10/2055	300,000	288,152
IBM Corporation 5.8% 2/3/2056	250,000	244,208
IBM Corporation 5.875% 11/29/2032	120,000	127,240
		5,542,387
Semiconductors & Semiconductor Equipment - 0.6%
Advanced Micro Devices Inc 4.393% 6/1/2052	70,000	58,569
Analog Devices Inc 1.7% 10/1/2028	150,000	141,355
Analog Devices Inc 2.1% 10/1/2031	380,000	335,780
Analog Devices Inc 2.8% 10/1/2041	150,000	109,307
Analog Devices Inc 2.95% 10/1/2051	160,000	103,249
Applied Materials Inc 1.75% 6/1/2030	170,000	153,033
Applied Materials Inc 2.75% 6/1/2050	190,000	121,218
Applied Materials Inc 3.3% 4/1/2027	190,000	188,970
Applied Materials Inc 4% 1/15/2031	170,000	166,406
Applied Materials Inc 4.35% 4/1/2047	90,000	76,924
Applied Materials Inc 5.1% 10/1/2035	120,000	121,715
Broadcom Inc 2.45% 2/15/2031	160,000	145,309
Broadcom Inc 2.6% 2/15/2033	100,000	87,159
Broadcom Inc 3.137% 11/15/2035 (f)	290,000	247,038
Broadcom Inc 3.187% 11/15/2036 (f)	220,000	184,041
Broadcom Inc 3.419% 4/15/2033	190,000	173,626
Broadcom Inc 3.469% 4/15/2034	230,000	206,995
Broadcom Inc 3.75% 2/15/2051	630,000	471,000
Broadcom Inc 4.15% 11/15/2030	250,000	245,523
Broadcom Inc 4.15% 4/15/2032 (f)	100,000	96,604
Broadcom Inc 4.2% 10/15/2030	1,600,000	1,576,009
Broadcom Inc 4.3% 1/15/2031	1,130,000	1,117,312
Broadcom Inc 4.3% 11/15/2032	410,000	398,084
Broadcom Inc 4.55% 2/15/2032	480,000	475,328
Broadcom Inc 4.6% 7/15/2030	930,000	930,657
Broadcom Inc 4.8% 10/15/2034	480,000	472,534
Broadcom Inc 4.8% 2/15/2036	330,000	321,281
Broadcom Inc 4.9% 2/15/2038	140,000	135,081
Broadcom Inc 4.926% 5/15/2037 (f)	200,000	194,334
Broadcom Inc 4.95% 1/15/2036	350,000	345,874
Broadcom Inc 5% 4/15/2030	292,000	296,104
Broadcom Inc 5.05% 7/12/2029	200,000	203,489
Broadcom Inc 5.7% 1/15/2056	200,000	199,563
Intel Corp 2% 8/12/2031	50,000	43,652
Intel Corp 2.45% 11/15/2029	720,000	670,776
Intel Corp 2.8% 8/12/2041	220,000	154,410
Intel Corp 3.05% 8/12/2051	50,000	31,362
Intel Corp 3.1% 2/15/2060	210,000	121,474
Intel Corp 3.2% 8/12/2061	100,000	58,693
Intel Corp 3.25% 11/15/2049	180,000	118,289
Intel Corp 3.734% 12/8/2047	110,000	79,754
Intel Corp 3.9% 3/25/2030	90,000	87,515
Intel Corp 4.15% 8/5/2032	110,000	105,727
Intel Corp 4.6% 3/25/2040	110,000	99,312
Intel Corp 4.65% 6/1/2031	200,000	198,459
Intel Corp 4.75% 3/25/2050	390,000	324,561
Intel Corp 4.875% 2/10/2028	1,000,000	1,006,661
Intel Corp 5.05% 8/5/2062	470,000	394,653
Intel Corp 5.125% 2/10/2030	600,000	609,561
Intel Corp 5.2% 2/10/2033	840,000	852,096
Intel Corp 5.3% 5/15/2036	540,000	539,316
Intel Corp 5.6% 2/21/2054	480,000	452,520
Intel Corp 5.7% 2/10/2053	140,000	133,041
Intel Corp 5.9% 2/10/2063	190,000	183,284
Intel Corp 6.125% 5/15/2056	340,000	342,498
KLA Corp 3.3% 3/1/2050	110,000	76,233
KLA Corp 4.1% 3/15/2029	160,000	158,899
KLA Corp 4.65% 7/15/2032	450,000	451,592
KLA Corp 5% 3/15/2049	100,000	91,941
KLA Corp 5.25% 7/15/2062	120,000	111,135
Lam Research Corp 2.875% 6/15/2050	150,000	96,318
Lam Research Corp 3.125% 6/15/2060	50,000	30,968
Lam Research Corp 4% 3/15/2029	210,000	208,207
Marvell Technology Inc 2.45% 4/15/2028	120,000	115,665
Marvell Technology Inc 4.75% 7/15/2030	180,000	180,567
Marvell Technology Inc 5.45% 7/15/2035	100,000	102,319
Marvell Technology Inc 5.95% 9/15/2033	70,000	73,878
Microchip Technology Inc 5.05% 3/15/2029	160,000	161,655
Micron Technology Inc 3.366% 11/1/2041	90,000	70,350
NVIDIA Corp 2% 6/15/2031	480,000	430,172
NVIDIA Corp 3.5% 4/1/2040	90,000	75,299
NVIDIA Corp 3.5% 4/1/2050	277,000	206,907
QUALCOMM Inc 2.15% 5/20/2030	380,000	348,271
QUALCOMM Inc 4.3% 5/20/2047	313,000	259,540
QUALCOMM Inc 4.5% 5/20/2030	320,000	321,601
QUALCOMM Inc 4.5% 5/20/2052	180,000	150,680
QUALCOMM Inc 4.65% 5/20/2035	150,000	148,110
QUALCOMM Inc 4.8% 5/20/2045	130,000	117,281
QUALCOMM Inc 5% 5/20/2035	320,000	321,230
QUALCOMM Inc 6% 5/20/2053	70,000	72,577
Texas Instruments Inc 2.25% 9/4/2029	510,000	477,837
Texas Instruments Inc 2.9% 11/3/2027	160,000	157,481
Texas Instruments Inc 3.875% 3/15/2039	210,000	184,827
Texas Instruments Inc 4.5% 5/23/2030	360,000	361,579
Texas Instruments Inc 4.9% 3/14/2033	270,000	275,132
Texas Instruments Inc 5.05% 5/18/2063	210,000	189,163
Texas Instruments Inc 5.1% 5/23/2035	360,000	364,929
		23,099,428
Software - 0.7%
Adobe Inc 2.15% 2/1/2027	240,000	237,016
Adobe Inc 4.95% 4/4/2034	160,000	160,099
AppLovin Corp 5.125% 12/1/2029	150,000	151,747
AppLovin Corp 5.5% 12/1/2034	300,000	302,914
Autodesk Inc 2.85% 1/15/2030	140,000	131,678
Cadence Design Systems Inc 4.3% 9/10/2029	180,000	178,904
Cadence Design Systems Inc 4.7% 9/10/2034	90,000	88,825
Intuit Inc 5.2% 9/15/2033	150,000	151,680
Intuit Inc 5.5% 9/15/2053	150,000	135,701
Microsoft Corp 2.5% 9/15/2050	230,000	137,179
Microsoft Corp 2.525% 6/1/2050	1,270,000	765,106
Microsoft Corp 2.675% 6/1/2060	200,000	112,201
Microsoft Corp 2.921% 3/17/2052	610,000	393,567
Microsoft Corp 3.041% 3/17/2062	460,000	282,373
Microsoft Corp 3.45% 8/8/2036	1,130,000	1,015,060
Microsoft Corp 3.5% 2/12/2035	180,000	167,311
Microsoft Corp 3.75% 2/12/2045	320,000	259,581
Microsoft Corp 5.3% 2/8/2041	280,000	287,925
Oracle Corp 2.65% 7/15/2026	100,000	99,810
Oracle Corp 2.875% 3/25/2031	820,000	734,482
Oracle Corp 3.25% 11/15/2027	600,000	588,545
Oracle Corp 3.25% 5/15/2030	110,000	102,660
Oracle Corp 3.6% 4/1/2040	610,000	452,318
Oracle Corp 3.6% 4/1/2050	210,000	131,261
Oracle Corp 3.8% 11/15/2037	340,000	275,743
Oracle Corp 3.85% 4/1/2060	650,000	392,508
Oracle Corp 3.9% 5/15/2035	100,000	86,049
Oracle Corp 3.95% 3/25/2051	200,000	131,378
Oracle Corp 4% 11/15/2047	388,000	266,244
Oracle Corp 4.1% 3/25/2061	880,000	559,946
Oracle Corp 4.125% 5/15/2045	110,000	78,252
Oracle Corp 4.2% 9/27/2029	1,300,000	1,267,230
Oracle Corp 4.3% 7/8/2034	100,000	90,505
Oracle Corp 4.375% 5/15/2055	200,000	137,111
Oracle Corp 4.45% 9/26/2030	500,000	484,780
Oracle Corp 4.5% 7/8/2044	120,000	91,631
Oracle Corp 4.55% 2/4/2029	950,000	940,509
Oracle Corp 4.7% 9/27/2034	600,000	557,312
Oracle Corp 4.9% 2/6/2033	260,000	249,936
Oracle Corp 4.95% 2/4/2031	500,000	491,673
Oracle Corp 5.2% 9/26/2035	600,000	571,433
Oracle Corp 5.375% 7/15/2040	270,000	242,941
Oracle Corp 5.375% 9/27/2054	150,000	120,264
Oracle Corp 5.5% 8/3/2035	150,000	145,496
Oracle Corp 5.7% 2/4/2036	980,000	962,826
Oracle Corp 5.875% 9/26/2045	1,185,000	1,059,787
Oracle Corp 5.95% 9/26/2055	200,000	174,889
Oracle Corp 6% 8/3/2055	340,000	298,122
Oracle Corp 6.125% 7/8/2039	114,000	112,212
Oracle Corp 6.125% 8/3/2065	210,000	181,931
Oracle Corp 6.25% 11/9/2032	150,000	155,965
Oracle Corp 6.55% 2/4/2046	500,000	482,096
Oracle Corp 6.7% 2/4/2056	1,320,000	1,271,308
Roper Technologies Inc 1.4% 9/15/2027	60,000	57,736
Roper Technologies Inc 1.75% 2/15/2031	60,000	52,036
Roper Technologies Inc 2% 6/30/2030	400,000	358,294
Roper Technologies Inc 4.9% 10/15/2034	260,000	251,148
Roper Technologies Inc 5.1% 9/15/2035	150,000	145,818
Salesforce Inc 1.5% 7/15/2028	140,000	131,988
Salesforce Inc 1.95% 7/15/2031	100,000	87,431
Salesforce Inc 2.9% 7/15/2051	600,000	355,079
Salesforce Inc 3.7% 4/11/2028	140,000	138,367
Salesforce Inc 4.65% 3/15/2029	190,000	190,388
Salesforce Inc 4.9% 9/15/2031	2,440,000	2,441,339
Salesforce Inc 5.55% 3/15/2036	40,000	40,286
Salesforce Inc 6.55% 3/15/2056	790,000	805,418
Synopsys Inc 4.65% 4/1/2028	700,000	702,562
Synopsys Inc 4.85% 4/1/2030	340,000	341,925
Synopsys Inc 5% 4/1/2032	370,000	372,296
Synopsys Inc 5.15% 4/1/2035	370,000	369,512
Synopsys Inc 5.7% 4/1/2055	320,000	311,976
VMware LLC 1.4% 8/15/2026	690,000	686,055
VMware LLC 4.7% 5/15/2030	100,000	100,360
		26,888,034
Technology Hardware, Storage & Peripherals - 0.2%
Apple Inc 1.7% 8/5/2031	280,000	246,840
Apple Inc 2.05% 9/11/2026	290,000	288,570
Apple Inc 2.375% 2/8/2041	920,000	655,406
Apple Inc 2.4% 8/20/2050	330,000	192,764
Apple Inc 2.55% 8/20/2060	110,000	60,065
Apple Inc 2.65% 2/8/2051	1,140,000	699,134
Apple Inc 2.65% 5/11/2050	330,000	204,365
Apple Inc 2.7% 8/5/2051	190,000	117,494
Apple Inc 2.8% 2/8/2061	590,000	340,905
Apple Inc 2.85% 8/5/2061	490,000	286,552
Apple Inc 2.95% 9/11/2049	180,000	119,507
Apple Inc 3% 11/13/2027	890,000	877,995
Apple Inc 3.35% 2/9/2027	240,000	239,052
Apple Inc 3.75% 11/13/2047	90,000	70,144
Apple Inc 3.75% 9/12/2047	110,000	85,834
Apple Inc 4% 5/10/2028	500,000	500,214
Apple Inc 4.3% 5/10/2033	1,000,000	1,000,842
Apple Inc 4.375% 5/13/2045	510,000	448,111
Apple Inc 4.45% 5/6/2044	100,000	89,382
Apple Inc 4.5% 2/23/2036	110,000	109,333
Apple Inc 4.65% 2/23/2046	201,000	181,771
Hewlett Packard Enterprise Co 4.4% 10/15/2030	240,000	236,102
Hewlett Packard Enterprise Co 4.55% 10/15/2029	270,000	269,468
Hewlett Packard Enterprise Co 5% 10/15/2034	270,000	264,849
Hewlett Packard Enterprise Co 5.25% 4/1/2033	100,000	100,831
Hewlett Packard Enterprise Co 5.25% 7/1/2028	140,000	141,999
Hewlett Packard Enterprise Co 5.6% 10/15/2054	410,000	378,153
Hewlett Packard Enterprise Co 6.2% 10/15/2035 (d)	50,000	53,707
HP Inc 2.65% 6/17/2031	330,000	296,726
HP Inc 3.4% 6/17/2030	250,000	237,457
HP Inc 4.2% 4/15/2032	140,000	134,331
HP Inc 5.4% 4/25/2030	390,000	398,678
HP Inc 5.5% 1/15/2033	100,000	102,492
		9,429,073
TOTAL INFORMATION TECHNOLOGY		75,207,708
Materials - 0.4%
Chemicals - 0.2%
Air Products and Chemicals Inc 2.05% 5/15/2030	40,000	36,449
Air Products and Chemicals Inc 2.7% 5/15/2040	320,000	237,249
Air Products and Chemicals Inc 2.8% 5/15/2050	40,000	25,109
Air Products and Chemicals Inc 4.3% 6/11/2028	90,000	90,085
Air Products and Chemicals Inc 4.8% 3/3/2033	120,000	120,915
Air Products and Chemicals Inc 4.9% 10/11/2032	90,000	90,923
Albemarle Corp 5.05% 6/1/2032	40,000	40,052
CF Industries Inc 5.375% 3/15/2044	240,000	227,645
Dow Chemical Co/The 2.1% 11/15/2030	450,000	398,326
Dow Chemical Co/The 3.6% 11/15/2050	290,000	193,081
Dow Chemical Co/The 4.375% 11/15/2042	100,000	81,050
Dow Chemical Co/The 5.15% 2/15/2034	220,000	217,283
Dow Chemical Co/The 5.25% 11/15/2041	130,000	117,813
Dow Chemical Co/The 5.55% 11/30/2048	80,000	71,052
Dow Chemical Co/The 5.65% 3/15/2036	290,000	289,824
Dow Chemical Co/The 6.9% 5/15/2053	240,000	252,029
Dow Chemical Co/The 7.375% 11/1/2029	110,000	118,953
Eastman Chemical Co 4.5% 12/1/2028	406,000	405,200
Eastman Chemical Co 4.65% 10/15/2044	100,000	85,422
Eastman Chemical Co 4.8% 9/1/2042	80,000	71,039
Eastman Chemical Co 5.625% 2/20/2034	190,000	193,595
Ecolab Inc 1.3% 1/30/2031	560,000	483,790
Ecolab Inc 2.125% 8/15/2050	150,000	81,576
Ecolab Inc 5% 9/1/2035	150,000	149,829
Ecolab Inc 5.35% 6/15/2036	500,000	508,384
Ecolab Inc 5.5% 12/8/2041	100,000	100,859
International Flavors & Fragrances Inc 4.45% 9/26/2028	130,000	129,481
International Flavors & Fragrances Inc 5% 9/26/2048	90,000	79,465
Linde Inc/CT 2% 8/10/2050	100,000	53,925
LYB International Finance II BV 3.5% 3/2/2027	680,000	675,634
LYB International Finance III LLC 2.25% 10/1/2030	140,000	125,618
LYB International Finance III LLC 3.375% 10/1/2040	220,000	163,005
LYB International Finance III LLC 3.625% 4/1/2051	110,000	72,941
LYB International Finance III LLC 3.8% 10/1/2060	140,000	89,371
LYB International Finance III LLC 4.2% 5/1/2050	100,000	73,115
LYB International Finance III LLC 5.5% 3/1/2034	130,000	130,135
LYB International Finance III LLC 5.625% 5/15/2033	160,000	162,160
LYB International Finance III LLC 5.875% 1/15/2036	180,000	182,522
LyondellBasell Industries NV 4.625% 2/26/2055	140,000	108,602
Mosaic Co/The 4.05% 11/15/2027	170,000	168,975
Mosaic Co/The 5.45% 11/15/2033	150,000	152,001
Rohm and Haas Co 7.85% 7/15/2029	120,000	130,472
RPM International Inc 2.95% 1/15/2032	70,000	63,309
RPM International Inc 3.75% 3/15/2027	100,000	99,563
RPM International Inc 4.55% 3/1/2029	120,000	119,978
Sherwin-Williams Co/The 2.2% 3/15/2032	140,000	122,334
Sherwin-Williams Co/The 2.95% 8/15/2029	120,000	114,399
Sherwin-Williams Co/The 3.45% 6/1/2027	210,000	208,402
Sherwin-Williams Co/The 3.8% 8/15/2049	80,000	60,003
Sherwin-Williams Co/The 4% 12/15/2042	60,000	48,532
Sherwin-Williams Co/The 4.5% 6/1/2047	200,000	168,248
Sherwin-Williams Co/The 4.8% 9/1/2031	170,000	170,598
Westlake Corp 3.125% 8/15/2051	80,000	49,273
Westlake Corp 3.375% 6/15/2030	210,000	199,826
Westlake Corp 5.55% 11/15/2035	30,000	29,895
Westlake Corp 6.375% 11/15/2055	190,000	189,852
		8,829,166
Construction Materials - 0.1%
Amrize Finance US LLC 5.4% 4/7/2035	550,000	558,823
CRH America Finance Inc 5.4% 5/21/2034	200,000	204,066
CRH America Finance Inc 5.5% 1/9/2035	400,000	408,116
CRH America Finance Inc 5.6% 2/9/2056	100,000	97,549
Martin Marietta Materials Inc 2.4% 7/15/2031	120,000	107,818
Martin Marietta Materials Inc 2.5% 3/15/2030	110,000	101,678
Martin Marietta Materials Inc 4.25% 12/15/2047	120,000	97,585
Martin Marietta Materials Inc 5.15% 12/1/2034	90,000	90,537
Martin Marietta Materials Inc 5.5% 12/1/2054	150,000	144,460
Vulcan Materials Co 4.7% 3/1/2048	120,000	104,413
Vulcan Materials Co 4.95% 12/1/2029	50,000	50,641
Vulcan Materials Co 5.35% 12/1/2034	300,000	305,808
Vulcan Materials Co 5.7% 12/1/2054	120,000	118,639
		2,390,133
Containers & Packaging - 0.1%
Amcor Flexibles North America Inc 2.69% 5/25/2031	220,000	199,307
Amcor Flexibles North America Inc 4.25% 3/8/2029	500,000	495,099
Amcor Flexibles North America Inc 5.1% 3/17/2030	670,000	678,524
Amcor Flexibles North America Inc 5.125% 3/12/2036	200,000	196,344
Amcor Flexibles North America Inc 5.5% 3/17/2035	150,000	152,359
Amcor Group Finance PLC 5.45% 5/23/2029	150,000	153,587
Avery Dennison Corp 2.65% 4/30/2030	140,000	129,395
Avery Dennison Corp 5.75% 3/15/2033	100,000	103,790
International Paper Co 4.4% 8/15/2047	50,000	40,420
International Paper Co 5% 9/15/2035	328,000	323,433
International Paper Co 5.15% 5/15/2046	110,000	99,586
International Paper Co 6% 11/15/2041	70,000	71,302
Packaging Corp of America 5.2% 8/15/2035	50,000	49,974
Packaging Corp of America 5.7% 12/1/2033	250,000	259,803
Sonoco Products Co 5% 9/1/2034	270,000	265,763
WestRock MWV LLC 8.2% 1/15/2030	200,000	222,714
WRKCo Inc 3.9% 6/1/2028	170,000	168,012
WRKCo Inc 4.9% 3/15/2029	140,000	141,005
		3,750,417
Metals & Mining - 0.0%
Freeport-McMoRan Inc 4.375% 8/1/2028	110,000	109,470
Freeport-McMoRan Inc 4.625% 8/1/2030	190,000	189,361
Freeport-McMoRan Inc 5.45% 3/15/2043	300,000	291,544
Newmont Corp / Newcrest Finance Pty Ltd 5.35% 3/15/2034	400,000	411,960
Newmont Corp 2.6% 7/15/2032	120,000	108,251
Newmont Corp 5.45% 6/9/2044	100,000	97,495
Nucor Corp 2.979% 12/15/2055	110,000	68,709
Nucor Corp 3.125% 4/1/2032	200,000	184,708
Nucor Corp 4.65% 6/1/2030	780,000	784,677
		2,246,175
TOTAL MATERIALS		17,215,891
Real Estate - 1.0%
Diversified REITs - 0.1%
Equinix Europe 2 Financing Corp LLC 4.6% 11/15/2030	200,000	198,158
Equinix Europe 2 Financing Corp LLC 4.7% 3/15/2033	400,000	391,720
Equinix Europe 2 Financing Corp LLC 5.5% 6/15/2034	310,000	316,271
GLP Capital LP / GLP Financing II Inc 4% 1/15/2031	190,000	179,681
GLP Capital LP / GLP Financing II Inc 5.25% 2/15/2033	200,000	196,517
GLP Capital LP / GLP Financing II Inc 5.625% 3/1/2036	200,000	196,336
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034	350,000	348,935
Piedmont Operating Partnership LP 3.15% 8/15/2030	100,000	91,321
Safehold GL Holdings LLC 5.65% 1/15/2035	150,000	151,982
Store Capital LLC 2.7% 12/1/2031	100,000	87,972
Store Capital LLC 4.5% 3/15/2028	200,000	198,834
VICI Properties LP 4.75% 2/15/2028	580,000	580,791
VICI Properties LP 4.95% 2/15/2030	570,000	570,107
VICI Properties LP 5.125% 5/15/2032	140,000	138,936
VICI Properties LP 5.625% 4/1/2035	140,000	140,479
VICI Properties LP 6.125% 4/1/2054	190,000	186,515
WP Carey Inc 2.4% 2/1/2031	140,000	125,818
WP Carey Inc 2.45% 2/1/2032	130,000	113,911
		4,214,284
Health Care REITs - 0.1%
Alexandria Real Estate Equities Inc 2% 5/18/2032	370,000	311,460
Alexandria Real Estate Equities Inc 3.375% 8/15/2031	340,000	313,935
Alexandria Real Estate Equities Inc 3.95% 1/15/2027	395,000	394,090
Alexandria Real Estate Equities Inc 4.5% 7/30/2029	100,000	98,991
Alexandria Real Estate Equities Inc 4.85% 4/15/2049	140,000	119,031
Alexandria Real Estate Equities Inc 5.25% 3/15/2036	600,000	589,066
Alexandria Real Estate Equities Inc 5.625% 5/15/2054	150,000	141,188
Healthpeak OP LLC 2.875% 1/15/2031	430,000	395,616
Healthpeak OP LLC 3% 1/15/2030	320,000	301,888
Healthpeak OP LLC 4.75% 1/15/2033	20,000	19,625
Healthpeak OP LLC 5.375% 2/15/2035	120,000	121,012
Omega Healthcare Investors Inc 3.375% 2/1/2031	110,000	102,172
Omega Healthcare Investors Inc 4.5% 4/1/2027	140,000	139,888
Omega Healthcare Investors Inc 4.75% 1/15/2028	201,000	201,296
Omega Healthcare Investors Inc 5.2% 7/1/2030	290,000	291,871
Ventas Realty LP 2.5% 9/1/2031	150,000	133,620
Ventas Realty LP 4% 3/1/2028	184,000	182,439
Ventas Realty LP 4.875% 4/15/2049	160,000	139,429
Ventas Realty LP 5% 1/15/2035	130,000	127,974
Welltower OP LLC 2.05% 1/15/2029	390,000	367,180
Welltower OP LLC 2.75% 1/15/2032	490,000	442,105
Welltower OP LLC 4.25% 4/15/2028	174,000	173,732
		5,107,608
Industrial REITs - 0.1%
LXP Industrial Trust 6.75% 11/15/2028	33,000	34,375
Prologis LP 1.625% 3/15/2031	150,000	131,162
Prologis LP 1.75% 2/1/2031	340,000	299,102
Prologis LP 2.125% 10/15/2050	100,000	53,681
Prologis LP 2.125% 4/15/2027	170,000	167,263
Prologis LP 2.875% 11/15/2029	370,000	351,427
Prologis LP 4.25% 6/15/2031	200,000	196,589
Prologis LP 4.625% 1/15/2033	100,000	99,112
Prologis LP 4.75% 1/15/2031	370,000	372,977
Prologis LP 4.875% 6/15/2028	100,000	101,046
Prologis LP 5.125% 1/15/2034	100,000	101,102
Prologis LP 5.25% 3/15/2054	270,000	255,109
Prologis LP 5.25% 5/15/2035	230,000	233,146
Prologis LP 5.25% 6/15/2053	100,000	94,657
		2,490,748
Office REITs - 0.1%
Boston Properties LP 2.55% 4/1/2032	160,000	139,506
Boston Properties LP 2.75% 10/1/2026	100,000	99,563
Boston Properties LP 3.25% 1/30/2031	227,000	210,853
Boston Properties LP 3.4% 6/21/2029	230,000	221,159
Boston Properties LP 4.5% 12/1/2028	280,000	279,223
Boston Properties LP 5.75% 1/15/2035	130,000	131,423
COPT Defense Properties LP 2.75% 4/15/2031	200,000	181,464
Highwoods Realty LP 2.6% 2/1/2031	130,000	115,835
Highwoods Realty LP 4.125% 3/15/2028	140,000	138,132
Highwoods Realty LP 4.2% 4/15/2029	170,000	166,594
Highwoods Realty LP 7.65% 2/1/2034	50,000	55,975
Kilroy Realty LP 2.65% 11/15/2033	100,000	80,474
Kilroy Realty LP 4.75% 12/15/2028	330,000	327,196
Kilroy Realty LP 5.875% 10/15/2035	70,000	68,639
Kilroy Realty LP 6.25% 1/15/2036	70,000	70,301
		2,286,337
Real Estate Management & Development - 0.1%
Americold Realty Operating Partnership LP 5.6% 5/15/2032	150,000	150,940
CBRE Services Inc 5.1% 6/15/2030	40,000	40,106
CBRE Services Inc 5.25% 6/1/2036	350,000	344,631
CBRE Services Inc 5.5% 4/1/2029	140,000	143,379
CBRE Services Inc 5.95% 8/15/2034	280,000	291,884
Digital Realty Trust LP 3.7% 8/15/2027	370,000	366,774
Essex Portfolio LP 2.65% 3/15/2032	320,000	283,865
Essex Portfolio LP 3% 1/15/2030	230,000	217,243
Essex Portfolio LP 5.375% 4/1/2035	240,000	243,583
Extra Space Storage LP 3.9% 4/1/2029	520,000	510,692
Extra Space Storage LP 4% 6/15/2029	80,000	78,621
Extra Space Storage LP 4.95% 1/15/2033	150,000	148,772
Extra Space Storage LP 5.35% 1/15/2035	130,000	130,855
Extra Space Storage LP 5.4% 2/1/2034	100,000	101,162
Extra Space Storage LP 5.4% 6/15/2035	290,000	292,794
Mid-America Apartments LP 1.7% 2/15/2031	350,000	306,889
Mid-America Apartments LP 2.875% 9/15/2051	65,000	40,981
Mid-America Apartments LP 4.2% 6/15/2028	260,000	259,018
Mid-America Apartments LP 5% 3/15/2034	50,000	49,877
Tanger Properties LP 3.125% 9/1/2026	100,000	99,724
		4,101,790
Residential REITs - 0.1%
American Homes 4 Rent LP 3.375% 7/15/2051	270,000	180,260
American Homes 4 Rent LP 5.5% 2/1/2034	90,000	91,382
AvalonBay Communities Inc 2.3% 3/1/2030	408,000	376,926
AvalonBay Communities Inc 3.35% 5/15/2027	170,000	168,744
AvalonBay Communities Inc 4.15% 7/1/2047	60,000	48,488
AvalonBay Communities Inc 5% 8/1/2035	300,000	298,951
AvalonBay Communities Inc 5.3% 12/7/2033	100,000	103,018
Camden Property Trust 2.8% 5/15/2030	170,000	158,941
Camden Property Trust 3.15% 7/1/2029	190,000	182,388
ERP Operating LP 1.85% 8/1/2031	240,000	210,655
ERP Operating LP 2.5% 2/15/2030	160,000	148,792
ERP Operating LP 3.5% 3/1/2028	160,000	157,543
ERP Operating LP 4.65% 9/15/2034	200,000	195,132
ERP Operating LP 4.95% 6/15/2032	330,000	332,767
Invitation Homes Operating Partnership LP 2.3% 11/15/2028	170,000	161,034
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	110,000	104,639
Invitation Homes Operating Partnership LP 4.875% 2/1/2035	80,000	77,702
Invitation Homes Operating Partnership LP 4.95% 1/15/2033	70,000	69,070
Invitation Homes Operating Partnership LP 5.45% 8/15/2030	50,000	50,863
Invitation Homes Operating Partnership LP 5.5% 8/15/2033	160,000	162,571
Sun Communities Operating LP 2.3% 11/1/2028	170,000	161,331
Sun Communities Operating LP 2.7% 7/15/2031	310,000	279,178
UDR Inc 2.1% 6/15/2033	100,000	83,037
UDR Inc 3% 8/15/2031	250,000	229,691
UDR Inc 3.2% 1/15/2030	100,000	95,360
		4,128,463
Retail REITs - 0.2%
Agree LP 2.9% 10/1/2030	100,000	93,080
Agree LP 4.8% 10/1/2032	170,000	168,659
Brixmor Operating Partnership LP 4.05% 7/1/2030	48,000	46,729
Brixmor Operating Partnership LP 4.125% 5/15/2029	44,000	43,418
Brixmor Operating Partnership LP 4.85% 2/15/2033	40,000	39,377
Brixmor Operating Partnership LP 5.5% 2/15/2034	190,000	193,843
Federal Realty OP LP 5.375% 5/1/2028	290,000	294,305
Kimco Realty OP LLC 1.9% 3/1/2028	610,000	585,652
Kimco Realty OP LLC 2.8% 10/1/2026	216,000	215,070
Kimco Realty OP LLC 4.6% 2/1/2033	120,000	118,426
Kimco Realty OP LLC 4.85% 3/1/2035	200,000	196,767
Kimco Realty OP LLC 5.3% 2/1/2036	350,000	354,964
Kite Realty Group LP 5.2% 8/15/2032	100,000	100,884
Kite Realty Group LP 5.5% 3/1/2034	70,000	71,007
NNN REIT Inc 3% 4/15/2052	200,000	124,891
NNN REIT Inc 3.6% 12/15/2026	530,000	527,966
Phillips Edison Grocery Center Operating Partnership I LP 4.75% 3/15/2033	200,000	196,078
Phillips Edison Grocery Center Operating Partnership I LP 4.95% 1/15/2035	110,000	107,580
Phillips Edison Grocery Center Operating Partnership I LP 5.25% 8/15/2032	40,000	40,544
Realty Income Corp 2.85% 12/15/2032	338,000	299,959
Realty Income Corp 3% 1/15/2027	640,000	635,186
Realty Income Corp 3.2% 2/15/2031	160,000	149,887
Realty Income Corp 3.25% 1/15/2031	238,000	223,940
Realty Income Corp 4.5% 2/1/2033	400,000	390,399
Realty Income Corp 4.75% 4/15/2033	1,000,000	987,512
Realty Income Corp 4.9% 7/15/2033	150,000	149,526
Regency Centers LP 3.7% 6/15/2030	150,000	145,326
Regency Centers LP 4.5% 3/15/2033	120,000	117,084
Regency Centers LP 5.1% 1/15/2035	200,000	200,392
Regency Centers LP 5.25% 1/15/2034	130,000	131,766
Simon Property Group LP 2.2% 2/1/2031	250,000	224,864
Simon Property Group LP 2.65% 2/1/2032	130,000	116,167
Simon Property Group LP 2.65% 7/15/2030	138,000	128,343
Simon Property Group LP 3.375% 12/1/2027	150,000	148,149
Simon Property Group LP 4.25% 10/1/2044	120,000	100,036
Simon Property Group LP 4.25% 11/30/2046	116,000	95,509
Simon Property Group LP 4.3% 1/15/2031	170,000	167,605
Simon Property Group LP 4.375% 10/1/2030	70,000	69,432
Simon Property Group LP 4.75% 3/15/2042	110,000	100,071
Simon Property Group LP 4.75% 9/26/2034	120,000	117,429
Simon Property Group LP 5.125% 10/1/2035	200,000	199,940
Simon Property Group LP 5.85% 3/8/2053	130,000	131,803
Simon Property Group LP 6.25% 1/15/2034	160,000	172,332
Simon Property Group LP 6.65% 1/15/2054	70,000	78,446
		8,800,343
Specialized REITs - 0.2%
American Tower Corp 2.1% 6/15/2030	120,000	108,673
American Tower Corp 2.7% 4/15/2031	360,000	327,875
American Tower Corp 2.95% 1/15/2051	110,000	69,407
American Tower Corp 3.1% 6/15/2050	120,000	78,503
American Tower Corp 3.125% 1/15/2027	950,000	943,215
American Tower Corp 3.6% 1/15/2028	70,000	69,059
American Tower Corp 3.7% 10/15/2049	150,000	109,949
American Tower Corp 3.8% 8/15/2029	100,000	97,749
American Tower Corp 4.7% 12/15/2032	250,000	246,728
American Tower Corp 4.9% 3/15/2030	400,000	403,650
American Tower Corp 5.25% 7/15/2028	470,000	477,006
American Tower Corp 5.35% 3/15/2035	170,000	172,266
American Tower Corp 5.4% 1/31/2035	30,000	30,473
American Tower Corp 5.65% 3/15/2033	370,000	383,717
Crown Castle Inc 2.25% 1/15/2031	100,000	89,091
Crown Castle Inc 3.25% 1/15/2051	440,000	290,355
Crown Castle Inc 3.3% 7/1/2030	480,000	453,189
Crown Castle Inc 3.65% 9/1/2027	464,000	459,587
Crown Castle Inc 5.1% 5/1/2033	280,000	278,392
Crown Castle Inc 5.2% 9/1/2034	330,000	329,036
CubeSmart LP 3% 2/15/2030	210,000	197,662
EPR Properties 3.75% 8/15/2029	130,000	125,443
EPR Properties 4.5% 6/1/2027	210,000	209,811
EPR Properties 4.75% 12/15/2026	130,000	129,997
Equinix Inc 2.5% 5/15/2031	210,000	188,396
Equinix Inc 3.9% 4/15/2032	640,000	607,121
Public Storage Operating Co 4.375% 7/1/2030	50,000	49,740
Public Storage Operating Co 5% 12/15/2035	271,000	268,363
Public Storage Operating Co 5% 7/1/2035	30,000	29,948
Public Storage Operating Co 5.1% 8/1/2033	580,000	590,817
Weyerhaeuser Co 4% 11/15/2029	270,000	264,491
Weyerhaeuser Co 4% 4/15/2030	280,000	272,754
Weyerhaeuser Co 6.95% 10/1/2027	150,000	154,553
		8,507,016
TOTAL REAL ESTATE		39,636,589
Utilities - 2.3%
Electric Utilities - 1.9%
AEP Texas Inc 3.45% 5/15/2051	70,000	47,114
AEP Texas Inc 3.8% 10/1/2047	80,000	59,412
AEP Texas Inc 4.15% 5/1/2049	120,000	91,909
AEP Texas Inc 5.2% 4/15/2036	300,000	295,218
AEP Texas Inc 5.25% 5/15/2052	100,000	90,322
AEP Texas Inc 5.7% 5/15/2034	60,000	62,031
AEP Transmission Co LLC 2.75% 8/15/2051	100,000	60,862
AEP Transmission Co LLC 3.65% 4/1/2050	139,000	101,600
AEP Transmission Co LLC 5.25% 6/1/2036	400,000	402,709
AEP Transmission Co LLC 5.375% 6/15/2035	340,000	346,288
AEP Transmission Co LLC 5.4% 3/15/2053	100,000	95,512
Alabama Power Co 1.45% 9/15/2030	800,000	705,058
Alabama Power Co 3% 3/15/2052	170,000	108,802
Alabama Power Co 3.45% 10/1/2049	330,000	233,786
Alabama Power Co 5.85% 11/15/2033	190,000	200,427
American Electric Power Co Inc 2.3% 3/1/2030	120,000	110,428
American Electric Power Co Inc 3.25% 3/1/2050	174,000	116,947
American Electric Power Co Inc 4.3% 12/1/2028	194,000	193,601
American Electric Power Co Inc 5.8% 3/15/2056 (d)	390,000	388,796
American Electric Power Co Inc 6.95% 12/15/2054 (d)	140,000	149,669
Appalachian Power Co 3.7% 5/1/2050	100,000	71,693
Appalachian Power Co 4.5% 8/1/2032	140,000	137,691
Appalachian Power Co 5.65% 4/1/2034	120,000	123,452
Appalachian Power Co 7% 4/1/2038	100,000	111,869
Arizona Public Service Co 2.6% 8/15/2029	160,000	150,869
Arizona Public Service Co 3.35% 5/15/2050	200,000	135,541
Arizona Public Service Co 4.2% 8/15/2048	100,000	78,908
Arizona Public Service Co 5.1% 3/15/2036	100,000	98,725
Arizona Public Service Co 5.55% 8/1/2033	160,000	164,596
Arizona Public Service Co 5.7% 8/15/2034	200,000	207,485
Arizona Public Service Co 5.9% 8/15/2055	130,000	130,286
Baltimore Gas and Electric Co 2.9% 6/15/2050	120,000	75,511
Baltimore Gas and Electric Co 3.75% 8/15/2047	210,000	158,134
Baltimore Gas and Electric Co 4.55% 6/1/2052	100,000	83,139
Baltimore Gas and Electric Co 5.3% 6/1/2034	230,000	234,730
Baltimore Gas and Electric Co 5.45% 6/1/2035	220,000	224,477
CenterPoint Energy Houston Electric LLC 2.9% 7/1/2050	100,000	63,784
CenterPoint Energy Houston Electric LLC 3.35% 4/1/2051	70,000	48,585
CenterPoint Energy Houston Electric LLC 4.8% 3/15/2030	250,000	252,530
CenterPoint Energy Houston Electric LLC 4.85% 4/1/2036	600,000	589,507
CenterPoint Energy Houston Electric LLC 4.95% 4/1/2033	330,000	332,453
CenterPoint Energy Houston Electric LLC 4.95% 8/15/2035	130,000	128,881
Cleco Corporate Holdings LLC 4.973% 5/1/2046	50,000	42,494
Commonwealth Edison Co 2.55% 6/15/2026	470,000	469,732
Commonwealth Edison Co 2.75% 9/1/2051	330,000	199,187
Commonwealth Edison Co 3% 3/1/2050	200,000	129,732
Commonwealth Edison Co 3.2% 11/15/2049	120,000	80,621
Commonwealth Edison Co 4% 3/1/2048	208,000	163,206
Commonwealth Edison Co 4.55% 6/1/2031	1,000,000	997,107
Commonwealth Edison Co 5.85% 6/1/2056	100,000	100,585
Commonwealth Edison Co 5.95% 6/1/2055	240,000	244,485
Commonwealth Edison Co 6.45% 1/15/2038	240,000	263,635
Connecticut Light and Power Co/The 4% 4/1/2048	60,000	47,530
Connecticut Light and Power Co/The 4.15% 6/1/2045	160,000	131,407
Connecticut Light and Power Co/The 5.25% 1/15/2053	120,000	112,150
Consolidated Edison Co of New York Inc 3.125% 11/15/2027	1,170,000	1,152,346
Consolidated Edison Co of New York Inc 3.35% 4/1/2030	770,000	738,333
Consolidated Edison Co of New York Inc 3.7% 11/15/2059	240,000	166,459
Consolidated Edison Co of New York Inc 3.85% 6/15/2046	100,000	77,514
Consolidated Edison Co of New York Inc 3.95% 4/1/2050	245,000	191,113
Consolidated Edison Co of New York Inc 4.5% 5/15/2058	220,000	178,017
Consolidated Edison Co of New York Inc 4.65% 12/1/2048	385,000	330,222
Consolidated Edison Co of New York Inc 5.2% 3/1/2033	330,000	337,622
Consolidated Edison Co of New York Inc 5.5% 3/15/2055	100,000	95,563
Consolidated Edison Co of New York Inc 5.7% 6/15/2040	90,000	92,286
Consolidated Edison Co of New York Inc 5.75% 11/15/2055	290,000	287,033
Consolidated Edison Co of New York Inc 6.15% 11/15/2052	150,000	156,878
Consolidated Edison Co of New York Inc 6.2% 6/15/2036	300,000	323,277
Consolidated Edison Co of New York Inc 6.75% 4/1/2038	110,000	123,950
Dayton Power & Light Co/The 3.95% 6/15/2049	55,000	41,378
Dominion Energy South Carolina Inc 2.3% 12/1/2031	230,000	204,016
Dominion Energy South Carolina Inc 5.1% 6/1/2065	60,000	53,855
Dominion Energy South Carolina Inc 5.3% 1/15/2035	150,000	153,198
Dominion Energy South Carolina Inc 5.3% 5/15/2033	100,000	102,690
Dominion Energy South Carolina Inc 6.25% 10/15/2053	50,000	53,747
DTE Electric Co 2.625% 3/1/2031	380,000	348,392
DTE Electric Co 2.95% 3/1/2050	80,000	51,959
DTE Electric Co 3% 3/1/2032	180,000	165,918
DTE Electric Co 3.25% 4/1/2051	240,000	161,402
DTE Electric Co 3.65% 3/1/2052	190,000	137,980
DTE Electric Co 3.95% 3/1/2049	56,000	43,401
DTE Electric Co 4.05% 5/15/2048	100,000	79,147
DTE Electric Co 4.85% 3/1/2036	420,000	411,663
DTE Electric Co 5.2% 3/1/2034	110,000	112,441
DTE Electric Co 5.25% 5/15/2035	100,000	101,439
Duke Energy Carolinas LLC 3.2% 8/15/2049	120,000	81,034
Duke Energy Carolinas LLC 3.7% 12/1/2047	360,000	270,674
Duke Energy Carolinas LLC 3.75% 6/1/2045	150,000	116,067
Duke Energy Carolinas LLC 3.875% 3/15/2046	240,000	187,417
Duke Energy Carolinas LLC 3.95% 3/15/2048	210,000	163,397
Duke Energy Carolinas LLC 4% 9/30/2042	179,000	148,335
Duke Energy Carolinas LLC 4.25% 12/15/2041	130,000	113,078
Duke Energy Carolinas LLC 4.85% 3/15/2030	300,000	303,495
Duke Energy Corp 2.45% 6/1/2030	200,000	184,551
Duke Energy Corp 3.15% 8/15/2027	352,000	347,087
Duke Energy Corp 3.3% 6/15/2041	515,000	390,890
Duke Energy Corp 3.75% 9/1/2046	110,000	82,396
Duke Energy Corp 4.2% 6/15/2049	310,000	241,516
Duke Energy Corp 4.95% 9/15/2035	370,000	363,152
Duke Energy Corp 5% 8/15/2052	100,000	86,915
Duke Energy Corp 5.45% 6/15/2034	140,000	143,311
Duke Energy Corp 5.7% 9/15/2055	180,000	172,709
Duke Energy Corp 6.1% 9/15/2053	50,000	50,735
Duke Energy Corp 6.45% 9/1/2054 (d)	150,000	156,213
Duke Energy Florida LLC 3.2% 1/15/2027	240,000	238,713
Duke Energy Florida LLC 4.2% 12/1/2030	300,000	295,990
Duke Energy Florida LLC 4.2% 7/15/2048	140,000	112,072
Duke Energy Florida LLC 6.2% 11/15/2053	110,000	116,365
Duke Energy Florida LLC 6.35% 9/15/2037	100,000	108,603
Duke Energy Florida LLC 6.4% 6/15/2038	360,000	393,482
Duke Energy Indiana LLC 4.95% 3/15/2036	210,000	207,256
Duke Energy Indiana LLC 5.9% 5/15/2055	100,000	100,974
Duke Energy Indiana LLC 6.12% 10/15/2035	70,000	74,566
Duke Energy Indiana LLC 6.35% 8/15/2038	170,000	185,679
Duke Energy Indiana LLC 6.45% 4/1/2039	110,000	120,786
Duke Energy Ohio Inc 2.125% 6/1/2030	210,000	191,415
Duke Energy Ohio Inc 3.65% 2/1/2029	210,000	206,322
Duke Energy Ohio Inc 4.3% 2/1/2049	65,000	52,383
Duke Energy Ohio Inc 5.55% 3/15/2054	50,000	48,138
Duke Energy Progress LLC 2% 8/15/2031	270,000	238,927
Duke Energy Progress LLC 3.45% 3/15/2029	600,000	585,785
Duke Energy Progress LLC 4.1% 5/15/2042	130,000	109,335
Duke Energy Progress LLC 4.15% 12/1/2044	220,000	180,517
Duke Energy Progress LLC 4.2% 8/15/2045	180,000	148,154
Duke Energy Progress LLC 5.05% 3/15/2035	250,000	250,729
Duke Energy Progress LLC 5.25% 3/15/2033	100,000	102,515
Duke Energy Progress LLC 5.55% 3/15/2055	200,000	194,480
Edison International 4.125% 3/15/2028	320,000	315,276
Edison International 6.95% 11/15/2029	70,000	73,473
Entergy Arkansas LLC 3.35% 6/15/2052	100,000	67,491
Entergy Arkansas LLC 4.95% 1/15/2036	500,000	491,672
Entergy Arkansas LLC 5.3% 9/15/2033	70,000	71,745
Entergy Corp 2.4% 6/15/2031	120,000	107,171
Entergy Corp 3.75% 6/15/2050	190,000	137,385
Entergy Louisiana LLC 3.12% 9/1/2027	490,000	483,681
Entergy Louisiana LLC 4% 3/15/2033	190,000	180,559
Entergy Louisiana LLC 4.2% 9/1/2048	200,000	160,597
Entergy Louisiana LLC 4.9% 4/15/2036	330,000	322,060
Entergy Louisiana LLC 5.65% 4/15/2056	40,000	39,050
Entergy Louisiana LLC 5.7% 3/15/2054	350,000	344,864
Entergy Mississippi LLC 5% 9/1/2033	100,000	100,318
Entergy Mississippi LLC 5.8% 4/15/2055	80,000	79,705
Entergy Mississippi LLC 5.85% 6/1/2054	80,000	79,753
Entergy Tex Inc 3.55% 9/30/2049	294,000	208,706
Entergy Tex Inc 5.25% 4/15/2035	60,000	60,423
Evergy Kansas Central Inc 5.25% 3/15/2035	540,000	544,508
Evergy Metro Inc 5.125% 8/15/2035	70,000	69,590
Eversource Energy 1.65% 8/15/2030	100,000	88,258
Eversource Energy 2.55% 3/15/2031	200,000	180,323
Eversource Energy 3.45% 1/15/2050	120,000	83,784
Eversource Energy 5.45% 3/1/2028	250,000	253,564
Eversource Energy 5.95% 7/15/2034	110,000	115,127
Exelon Corp 3.35% 3/15/2032	190,000	176,046
Exelon Corp 4.05% 4/15/2030	830,000	811,998
Exelon Corp 4.45% 4/15/2046	125,000	104,156
Exelon Corp 4.7% 4/15/2050	110,000	92,811
Exelon Corp 4.95% 3/15/2036	300,000	291,870
Exelon Corp 5.1% 6/15/2045	160,000	146,649
Exelon Corp 5.6% 3/15/2053	100,000	95,906
Exelon Corp 5.875% 3/15/2055	110,000	108,854
FirstEnergy Corp 2.25% 9/1/2030	150,000	135,133
FirstEnergy Corp 4.85% 7/15/2047 (g)	150,000	130,086
Florida Power & Light Co 2.875% 12/4/2051	190,000	119,083
Florida Power & Light Co 3.95% 3/1/2048	160,000	126,184
Florida Power & Light Co 3.99% 3/1/2049	133,000	104,287
Florida Power & Light Co 4.05% 10/1/2044	170,000	139,379
Florida Power & Light Co 4.05% 6/1/2042	210,000	177,230
Florida Power & Light Co 4.125% 2/1/2042	405,000	345,861
Florida Power & Light Co 4.625% 5/15/2030	700,000	704,165
Florida Power & Light Co 4.7% 2/15/2036	400,000	389,219
Florida Power & Light Co 5.3% 6/15/2034	300,000	307,795
Florida Power & Light Co 5.6% 2/15/2066	150,000	144,482
Florida Power & Light Co 5.6% 6/15/2054	130,000	128,009
Florida Power & Light Co 5.625% 4/1/2034	140,000	146,652
Florida Power & Light Co 5.7% 3/15/2055	100,000	99,557
Florida Power & Light Co 5.75% 6/1/2056	400,000	401,528
Georgia Power Co 2.65% 9/15/2029	640,000	605,107
Georgia Power Co 4.65% 5/16/2028	170,000	170,983
Georgia Power Co 4.85% 3/15/2031	300,000	303,112
Georgia Power Co 4.95% 5/17/2033	340,000	342,723
Georgia Power Co 5.2% 3/15/2035	440,000	445,805
Georgia Power Co 5.25% 3/15/2034	100,000	101,937
Georgia Power Co 5.5% 10/1/2055	180,000	174,224
Indiana Michigan Power Co 3.25% 5/1/2051	80,000	53,149
Indiana Michigan Power Co 3.75% 7/1/2047	120,000	90,483
Indiana Michigan Power Co 5.625% 4/1/2053	250,000	245,487
Interstate Power and Light Co 2.3% 6/1/2030	104,000	95,219
Interstate Power and Light Co 4.1% 9/26/2028	260,000	257,890
IPALCO Enterprises Inc 5.75% 4/1/2034	70,000	69,510
ITC Holdings Corp 3.25% 6/30/2026	220,000	219,811
ITC Holdings Corp 5.3% 7/1/2043	35,000	32,367
Jersey Central Power & Light Co 4.4% 1/15/2031 (f)	100,000	98,543
Jersey Central Power & Light Co 5.1% 1/15/2035	120,000	119,769
Kentucky Utilities Co 5.125% 11/1/2040	170,000	164,603
Kentucky Utilities Co 5.85% 8/15/2055	80,000	80,445
Louisville Gas and Electric Co 4.25% 4/1/2049	60,000	48,285
Louisville Gas and Electric Co 5.85% 8/15/2055	50,000	50,396
MidAmerican Energy Co 3.65% 8/1/2048	280,000	207,637
MidAmerican Energy Co 3.95% 8/1/2047	100,000	78,386
MidAmerican Energy Co 4.25% 7/15/2049	100,000	81,119
MidAmerican Energy Co 5.35% 1/15/2034	200,000	205,308
MidAmerican Energy Co 5.5% 11/15/2056	240,000	231,731
MidAmerican Energy Co 5.8% 10/15/2036	110,000	116,410
Mississippi Power Co 3.95% 3/30/2028	120,000	119,223
Mississippi Power Co 4.25% 3/15/2042	50,000	42,184
National Grid USA 5.803% 4/1/2035	60,000	62,457
Nevada Power Co 3.125% 8/1/2050	150,000	97,657
Nevada Power Co 6% 3/15/2054	70,000	70,930
NextEra Energy Capital Holdings Inc 1.875% 1/15/2027	300,000	295,814
NextEra Energy Capital Holdings Inc 2.44% 1/15/2032	400,000	353,867
NextEra Energy Capital Holdings Inc 3% 1/15/2052	110,000	68,287
NextEra Energy Capital Holdings Inc 4.4% 3/1/2031	400,000	395,589
NextEra Energy Capital Holdings Inc 4.9% 2/28/2028	900,000	906,701
NextEra Energy Capital Holdings Inc 5% 7/15/2032	80,000	80,718
NextEra Energy Capital Holdings Inc 5.05% 3/15/2030	180,000	182,782
NextEra Energy Capital Holdings Inc 5.45% 3/15/2035	240,000	244,555
NextEra Energy Capital Holdings Inc 5.55% 3/15/2054	140,000	132,601
NextEra Energy Capital Holdings Inc 5.9% 3/15/2055	220,000	217,582
NextEra Energy Capital Holdings Inc 6.75% 6/15/2054 (d)	580,000	605,147
Northern States Power Co/MN 2.6% 6/1/2051	187,000	113,266
Northern States Power Co/MN 3.2% 4/1/2052	80,000	54,377
Northern States Power Co/MN 4.85% 5/15/2036	100,000	98,525
Northern States Power Co/MN 5.05% 5/15/2035	550,000	552,722
Northern States Power Co/MN 5.55% 5/15/2056	200,000	195,475
Northern States Power Co/MN 5.65% 5/15/2055	200,000	198,201
NSTAR Electric Co 3.1% 6/1/2051	100,000	65,773
NSTAR Electric Co 4.95% 9/15/2052	100,000	89,170
NSTAR Electric Co 5.2% 3/1/2035	330,000	332,771
Oglethorpe Power Corp 3.75% 8/1/2050	100,000	71,838
Oglethorpe Power Corp 5.05% 10/1/2048	50,000	44,388
Oglethorpe Power Corp 5.375% 11/1/2040	120,000	116,572
Oglethorpe Power Corp 5.8% 6/1/2054	150,000	145,455
Oglethorpe Power Corp 5.95% 11/1/2039	110,000	113,894
Ohio Edison Co 6.875% 7/15/2036	70,000	78,599
Ohio Power Co 4% 6/1/2049	200,000	151,006
Ohio Power Co 5% 6/1/2033	100,000	99,868
Oncor Electric Delivery Co LLC 3.1% 9/15/2049	100,000	65,934
Oncor Electric Delivery Co LLC 3.75% 4/1/2045	100,000	77,439
Oncor Electric Delivery Co LLC 3.8% 6/1/2049	390,000	290,640
Oncor Electric Delivery Co LLC 4.1% 11/15/2048	100,000	78,988
Oncor Electric Delivery Co LLC 4.5% 3/15/2031 (f)	500,000	496,126
Oncor Electric Delivery Co LLC 4.55% 9/15/2032	150,000	147,852
Oncor Electric Delivery Co LLC 4.6% 6/1/2052	150,000	124,146
Oncor Electric Delivery Co LLC 5.35% 4/1/2035	340,000	347,781
Oncor Electric Delivery Co LLC 5.55% 6/15/2054	100,000	96,429
Oncor Electric Delivery Co LLC 5.75% 3/15/2029	230,000	237,032
Oncor Electric Delivery Co LLC 5.8% 4/1/2055	50,000	50,225
Oncor Electric Delivery Co LLC 5.9% 3/15/2056 (f)	100,000	101,153
Pacific Gas and Electric Co 2.5% 2/1/2031	745,000	668,771
Pacific Gas and Electric Co 3.3% 8/1/2040	100,000	75,151
Pacific Gas and Electric Co 4.2% 3/1/2029	200,000	197,214
Pacific Gas and Electric Co 4.5% 7/1/2040	130,000	112,270
Pacific Gas and Electric Co 4.55% 7/1/2030	753,000	742,925
Pacific Gas and Electric Co 4.75% 2/15/2044	370,000	313,231
Pacific Gas and Electric Co 4.95% 7/1/2050	380,000	318,682
Pacific Gas and Electric Co 5.05% 10/15/2032	120,000	119,377
Pacific Gas and Electric Co 5.2% 5/1/2036	150,000	146,293
Pacific Gas and Electric Co 5.25% 3/1/2052	230,000	198,884
Pacific Gas and Electric Co 5.8% 5/15/2034	120,000	122,826
Pacific Gas and Electric Co 5.9% 6/15/2032	300,000	310,975
Pacific Gas and Electric Co 6% 5/1/2056	100,000	96,087
Pacific Gas and Electric Co 6% 8/15/2035	230,000	237,299
Pacific Gas and Electric Co 6.1% 1/15/2029	1,460,000	1,506,528
Pacific Gas and Electric Co 6.15% 1/15/2033	100,000	104,858
Pacific Gas and Electric Co 6.15% 3/1/2055	260,000	254,596
Pacific Gas and Electric Co 6.7% 4/1/2053	90,000	94,121
Pacific Gas and Electric Co 6.75% 1/15/2053	490,000	515,166
PacifiCorp 2.9% 6/15/2052	100,000	59,681
PacifiCorp 4.15% 2/15/2050	250,000	190,473
PacifiCorp 4.65% 4/15/2029	558,000	557,693
PacifiCorp 5.1% 4/15/2031	625,000	631,436
PacifiCorp 5.3% 2/15/2031	110,000	111,934
PacifiCorp 5.35% 12/1/2053	140,000	125,568
PacifiCorp 5.5% 5/15/2054	160,000	146,605
PacifiCorp 5.8% 1/15/2055	270,000	257,817
PacifiCorp 6% 1/15/2039	330,000	335,587
PECO Energy Co 3.7% 9/15/2047	220,000	165,606
PECO Energy Co 4.6% 5/15/2052	210,000	177,628
PECO Energy Co 4.9% 6/15/2033	230,000	232,009
PECO Energy Co 5.65% 9/15/2055	80,000	78,908
PG&E Wildfire Recovery Funding LLC 5.099% 6/1/2054	150,000	137,494
PG&E Wildfire Recovery Funding LLC 5.212% 12/1/2049	260,000	245,343
Potomac Electric Power Co 4.15% 3/15/2043	110,000	91,699
Potomac Electric Power Co 6.5% 11/15/2037	60,000	66,067
PPL Capital Funding Inc 4% 9/15/2047	90,000	65,224
PPL Electric Utilities Corp 3% 10/1/2049	70,000	45,880
PPL Electric Utilities Corp 5% 5/15/2033	100,000	100,865
PPL Electric Utilities Corp 5.25% 5/15/2053	100,000	93,605
PPL Electric Utilities Corp 5.55% 8/15/2055	210,000	205,629
Progress Energy Inc 7.75% 3/1/2031	240,000	269,288
Public Service Co of Colorado 3.2% 3/1/2050	210,000	140,939
Public Service Co of Colorado 4.15% 3/13/2029	300,000	297,830
Public Service Co of Colorado 5.05% 6/15/2036	100,000	98,933
Public Service Co of Colorado 5.15% 9/15/2035	220,000	219,644
Public Service Co of Colorado 5.25% 4/1/2053	120,000	110,757
Public Service Co of Colorado 5.35% 5/15/2034	160,000	162,795
Public Service Co of Colorado 5.85% 5/15/2055	240,000	240,802
Public Service Co of Colorado 6.25% 9/1/2037	130,000	140,072
Public Service Co of New Hampshire 5.35% 10/1/2033	140,000	144,241
Public Service Co of Oklahoma 5.2% 1/15/2035	160,000	160,071
Public Service Co of Oklahoma 5.25% 1/15/2033	100,000	101,504
Public Service Electric and Gas Co 2.45% 1/15/2030	80,000	74,689
Public Service Electric and Gas Co 3.15% 1/1/2050	300,000	201,818
Public Service Electric and Gas Co 3.2% 8/1/2049	110,000	74,811
Public Service Electric and Gas Co 3.65% 9/1/2042	130,000	103,132
Public Service Electric and Gas Co 3.7% 5/1/2028	120,000	118,927
Public Service Electric and Gas Co 4.2% 1/1/2031	500,000	492,061
Public Service Electric and Gas Co 4.9% 8/15/2035	200,000	199,118
Public Service Electric and Gas Co 5.2% 8/1/2033	190,000	194,801
Public Service Electric and Gas Co 5.3% 8/1/2054	130,000	122,822
Public Service Electric and Gas Co 5.45% 8/1/2053	170,000	164,387
Public Service Electric and Gas Co 5.5% 3/1/2055	100,000	97,298
Puget Sound Energy Inc 4.223% 6/15/2048	70,000	56,501
Puget Sound Energy Inc 4.3% 5/20/2045	180,000	149,521
Puget Sound Energy Inc 5.33% 6/15/2034	250,000	254,784
Puget Sound Energy Inc 5.598% 9/15/2055	110,000	107,093
Southern California Edison Co 2.95% 2/1/2051	250,000	150,375
Southern California Edison Co 3.65% 2/1/2050	410,000	283,436
Southern California Edison Co 3.65% 6/1/2051	110,000	75,120
Southern California Edison Co 3.9% 3/15/2043	230,000	175,605
Southern California Edison Co 4.05% 3/15/2042	160,000	126,622
Southern California Edison Co 4.125% 3/1/2048	285,000	214,423
Southern California Edison Co 4.65% 10/1/2043	158,000	133,094
Southern California Edison Co 4.9% 6/1/2026	410,000	410,000
Southern California Edison Co 5.15% 6/1/2029	1,000,000	1,010,205
Southern California Edison Co 5.75% 4/15/2054	170,000	157,650
Southern California Edison Co 6.05% 3/15/2039	100,000	101,656
Southern Co/The 3.7% 4/30/2030	150,000	145,300
Southern Co/The 4.4% 7/1/2046	383,000	320,127
Southern Co/The 6.375% 3/15/2055 (d)	40,000	40,944
Southwestern Electric Power Co 3.25% 11/1/2051	65,000	42,582
Southwestern Electric Power Co 3.85% 2/1/2048	70,000	51,713
Southwestern Electric Power Co 5.2% 4/1/2036	200,000	197,532
Southwestern Electric Power Co 5.3% 4/1/2033	190,000	192,816
Southwestern Electric Power Co 5.9% 4/1/2056	100,000	98,360
Southwestern Public Service Co 4.5% 8/15/2041	160,000	141,341
Tampa Electric Co 3.625% 6/15/2050	140,000	101,097
Tampa Electric Co 4.3% 6/15/2048	60,000	48,756
Tampa Electric Co 4.45% 6/15/2049	140,000	116,264
Tampa Electric Co 4.9% 3/1/2029	170,000	171,742
Tampa Electric Co 5.15% 3/1/2035	200,000	200,999
Tucson Electric Power Co 1.5% 8/1/2030	100,000	88,135
Tucson Electric Power Co 5.5% 4/15/2053	90,000	85,909
Union Electric Co 2.625% 3/15/2051	140,000	83,082
Union Electric Co 2.95% 3/15/2030	170,000	160,924
Union Electric Co 3.9% 4/1/2052	120,000	90,627
Union Electric Co 4% 4/1/2048	100,000	78,400
Union Electric Co 4.8% 3/15/2036	100,000	97,436
Union Electric Co 5.125% 3/15/2055	230,000	209,329
Union Electric Co 5.45% 3/15/2053	100,000	95,745
Virginia Electric and Power Co 2.4% 3/30/2032	110,000	97,184
Virginia Electric and Power Co 2.45% 12/15/2050	200,000	114,445
Virginia Electric and Power Co 3.8% 4/1/2028	90,000	89,110
Virginia Electric and Power Co 3.8% 9/15/2047	180,000	137,562
Virginia Electric and Power Co 4.6% 12/1/2048	208,000	176,756
Virginia Electric and Power Co 4.625% 5/15/2052	100,000	84,361
Virginia Electric and Power Co 4.9% 9/15/2035	430,000	423,740
Virginia Electric and Power Co 5% 4/1/2033	100,000	101,101
Virginia Electric and Power Co 5.05% 8/15/2034	300,000	301,127
Virginia Electric and Power Co 5.3% 8/15/2033	240,000	245,838
Virginia Electric and Power Co 5.45% 4/1/2053	80,000	76,246
Virginia Electric and Power Co 5.6% 9/15/2055	240,000	233,145
Virginia Electric and Power Co 5.7% 3/15/2056	260,000	256,202
Virginia Electric and Power Co 6% 5/15/2037	120,000	126,932
Virginia Electric and Power Co 8.875% 11/15/2038	160,000	210,380
Wisconsin Electric Power Co 1.7% 6/15/2028	490,000	466,136
Wisconsin Electric Power Co 5.05% 10/1/2054	110,000	99,395
Wisconsin Electric Power Co 5.65% 3/15/2056	70,000	69,081
Wisconsin Power and Light Co 3.95% 9/1/2032	120,000	114,638
Wisconsin Power and Light Co 4.95% 4/1/2033	170,000	170,681
Wisconsin Power and Light Co 6.375% 8/15/2037	60,000	64,829
Wisconsin Public Service Corp 2.85% 12/1/2051	150,000	92,487
Wisconsin Public Service Corp 4.25% 1/15/2031	510,000	504,112
Xcel Energy Inc 3.35% 12/1/2026	316,000	314,761
Xcel Energy Inc 3.4% 6/1/2030	73,000	69,613
Xcel Energy Inc 3.5% 12/1/2049	100,000	70,371
Xcel Energy Inc 5.45% 8/15/2033	70,000	71,465
		73,308,494
Gas Utilities - 0.1%
Atmos Energy Corp 2.85% 2/15/2052	100,000	62,264
Atmos Energy Corp 3.375% 9/15/2049	200,000	139,685
Atmos Energy Corp 4.125% 10/15/2044	210,000	175,423
Atmos Energy Corp 5.45% 1/15/2056	170,000	163,684
Atmos Energy Corp 5.45% 10/15/2032	140,000	144,808
Atmos Energy Corp 5.5% 6/15/2041	100,000	100,206
Atmos Energy Corp 5.9% 11/15/2033	150,000	160,033
CenterPoint Energy Resources Corp 1.75% 10/1/2030	100,000	88,917
CenterPoint Energy Resources Corp 4.4% 7/1/2032	80,000	78,308
CenterPoint Energy Resources Corp 5.4% 3/1/2033	11,000	11,243
CenterPoint Energy Resources Corp 5.4% 7/1/2034	160,000	163,437
Eastern Energy Gas Holdings LLC 5.8% 1/15/2035	300,000	312,789
Eastern Energy Gas Holdings LLC 6.2% 1/15/2055	300,000	307,154
ONE Gas Inc 2% 5/15/2030	260,000	235,822
Piedmont Natural Gas Co Inc 2.5% 3/15/2031	220,000	199,346
Piedmont Natural Gas Co Inc 3.35% 6/1/2050	200,000	136,391
Southern California Gas Co 2.55% 2/1/2030	210,000	196,692
Southern California Gas Co 3.75% 9/15/2042	50,000	39,887
Southern California Gas Co 4.3% 1/15/2049	130,000	104,612
Southern California Gas Co 5.05% 9/1/2034	100,000	100,103
Southern California Gas Co 5.2% 6/1/2033	310,000	315,565
Southern California Gas Co 5.45% 6/15/2035	200,000	205,287
Southern California Gas Co 6% 6/15/2055	250,000	254,582
Southern Co Gas Capital Corp 3.15% 9/30/2051	250,000	164,067
Southern Co Gas Capital Corp 3.95% 10/1/2046	120,000	93,135
Southern Co Gas Capital Corp 4.05% 9/15/2028	200,000	198,728
Southern Co Gas Capital Corp 4.95% 9/15/2034	90,000	89,045
Southern Co Gas Capital Corp 5.75% 9/15/2033	100,000	104,157
Southwest Gas Corp 3.18% 8/15/2051	100,000	65,592
Southwest Gas Corp 5.45% 3/23/2028	165,000	167,520
		4,578,482
Independent Power and Renewable Electricity Producers - 0.0%
AES Corp/The 2.45% 1/15/2031	230,000	206,116
AES Corp/The 5.45% 6/1/2028	110,000	111,149
AES Corp/The 5.8% 3/15/2032	60,000	60,971
Constellation Energy Generation LLC 4.4% 1/15/2031	140,000	138,110
Constellation Energy Generation LLC 5.6% 6/15/2042	200,000	197,814
Constellation Energy Generation LLC 5.8% 3/1/2033	100,000	104,827
Constellation Energy Generation LLC 5.875% 1/15/2066	120,000	116,937
Constellation Energy Generation LLC 6.125% 1/15/2034	50,000	53,297
Constellation Energy Generation LLC 6.5% 10/1/2053	230,000	246,430
Southern Power Co 4.9% 10/1/2035	129,000	125,762
Southern Power Co 5.25% 7/15/2043	90,000	84,567
		1,445,980
Multi-Utilities - 0.3%
Ameren Corp 3.5% 1/15/2031	250,000	237,161
Ameren Corp 5% 5/15/2036	400,000	391,278
Ameren Corp 5.375% 3/15/2035	100,000	101,305
Ameren Illinois Co 4.5% 3/15/2049	210,000	176,982
Ameren Illinois Co 4.95% 6/1/2033	210,000	211,206
Ameren Illinois Co 5.55% 7/1/2054	160,000	155,355
Berkshire Hathaway Energy Co 1.65% 5/15/2031	160,000	138,721
Berkshire Hathaway Energy Co 2.85% 5/15/2051	390,000	238,950
Berkshire Hathaway Energy Co 3.25% 4/15/2028	450,000	441,756
Berkshire Hathaway Energy Co 3.7% 7/15/2030	300,000	290,975
Berkshire Hathaway Energy Co 4.45% 1/15/2049	100,000	82,187
Berkshire Hathaway Energy Co 4.5% 2/1/2045	180,000	155,043
Berkshire Hathaway Energy Co 4.6% 5/1/2053	100,000	83,519
Berkshire Hathaway Energy Co 5.15% 11/15/2043	75,000	71,247
Berkshire Hathaway Energy Co 5.95% 5/15/2037	120,000	127,121
Berkshire Hathaway Energy Co 6.125% 4/1/2036	110,000	117,701
CenterPoint Energy Inc 2.95% 3/1/2030	105,000	98,453
CenterPoint Energy Inc 6.85% 2/15/2055 (d)	150,000	157,738
CMS Energy Corp 4.75% 6/1/2050 (d)	100,000	98,324
CMS Energy Corp 6.5% 6/1/2055 (d)	150,000	154,178
Consumers Energy Co 2.65% 8/15/2052	115,000	68,807
Consumers Energy Co 3.1% 8/15/2050	200,000	132,423
Consumers Energy Co 4.35% 4/15/2049	210,000	173,326
Consumers Energy Co 4.625% 5/15/2033	160,000	158,271
Dominion Energy Inc 3.375% 4/1/2030	1,720,000	1,645,949
Dominion Energy Inc 4.85% 8/15/2052	380,000	328,168
Dominion Energy Inc 5.25% 8/1/2033	230,000	233,412
Dominion Energy Inc 6% 2/15/2056 (d)	380,000	382,056
Dominion Energy Inc 6.2% 2/15/2056 (d)	60,000	60,371
Dominion Energy Inc 6.625% 5/15/2055 (d)	220,000	225,315
Dominion Energy Inc 7% 6/1/2054 (d)	100,000	106,461
DTE Energy Co 2.85% 10/1/2026	200,000	199,111
DTE Energy Co 3.8% 3/15/2027	90,000	89,128
DTE Energy Co 5.05% 10/1/2035	70,000	68,890
DTE Energy Co 5.2% 4/1/2030	180,000	183,059
DTE Energy Co 5.85% 6/1/2034	150,000	157,230
NiSource Inc 1.7% 2/15/2031	510,000	445,607
NiSource Inc 3.49% 5/15/2027	442,000	439,091
NiSource Inc 3.6% 5/1/2030	990,000	953,355
NiSource Inc 4.375% 5/15/2047	60,000	49,356
NiSource Inc 5% 6/15/2052	70,000	61,046
NiSource Inc 5.85% 4/1/2055	400,000	396,054
NiSource Inc 5.95% 6/15/2041	110,000	112,488
NiSource Inc 6.95% 11/30/2054 (d)	130,000	135,009
Public Service Enterprise Group Inc 1.6% 8/15/2030	100,000	88,293
Public Service Enterprise Group Inc 5.2% 4/1/2029	230,000	233,948
Public Service Enterprise Group Inc 5.85% 11/15/2027	100,000	102,070
Public Service Enterprise Group Inc 6.125% 10/15/2033	50,000	53,039
Puget Energy Inc 4.1% 6/15/2030	253,000	245,336
Puget Energy Inc 5.725% 3/15/2035	50,000	50,374
San Diego Gas & Electric Co 2.95% 8/15/2051	220,000	139,527
San Diego Gas & Electric Co 4.1% 6/15/2049	130,000	101,417
San Diego Gas & Electric Co 4.15% 5/15/2048	220,000	173,679
San Diego Gas & Electric Co 5.2% 3/15/2036	200,000	200,259
San Diego Gas & Electric Co 5.35% 4/1/2053	170,000	158,895
Sempra 3.4% 2/1/2028	50,000	49,079
Sempra 3.7% 4/1/2029	170,000	166,126
Sempra 3.8% 2/1/2038	270,000	229,173
Sempra 4% 2/1/2048	136,000	103,434
Sempra 4.125% 4/1/2052 (d)	100,000	98,813
Sempra 6.4% 10/1/2054 (d)	100,000	100,862
Sempra 6.875% 10/1/2054 (d)	250,000	255,295
WEC Energy Group Inc 4.75% 1/15/2028	410,000	411,961
		13,294,763
Water Utilities - 0.0%
American Water Capital Corp 2.3% 6/1/2031	220,000	197,227
American Water Capital Corp 2.95% 9/1/2027	430,000	423,371
American Water Capital Corp 3.45% 5/1/2050	130,000	91,414
American Water Capital Corp 3.75% 9/1/2047	413,000	314,184
American Water Capital Corp 4.3% 12/1/2042	100,000	86,582
American Water Capital Corp 4.3% 9/1/2045	100,000	83,436
American Water Capital Corp 5.15% 3/1/2034	100,000	101,808
American Water Capital Corp 5.2% 4/1/2036	700,000	700,793
		1,998,815
TOTAL UTILITIES		94,626,534
TOTAL UNITED STATES		903,055,108
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,128,203,445)		1,088,021,277

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BP Capital Markets PLC 6.45% (c)(d) (Cost $218,926)	210,000	224,040

U.S. Government Agency - Mortgage Securities - 24.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 24.5%
Fannie Mae 2% 2/1/2038	615,748	566,124
Fannie Mae 2% 2/1/2052	379,824	310,533
Fannie Mae 2% 3/1/2038	212,838	195,518
Fannie Mae 2% 4/1/2052	452,558	368,725
Fannie Mae 2.5% 11/1/2032	109,057	104,093
Fannie Mae 2.5% 3/1/2052	2,048,027	1,747,660
Fannie Mae 3% 3/1/2050	18,251	16,202
Fannie Mae 5.5% 1/1/2055	1,282,250	1,302,200
Fannie Mae 5.5% 2/1/2055	785,425	790,773
Fannie Mae 5.5% 4/1/2053	703,304	709,796
Fannie Mae 6% 12/1/2054	311,301	317,971
Fannie Mae 6% 12/1/2054	295,892	308,502
Fannie Mae 6% 7/1/2054	21,264	21,745
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2037	489,087	439,341
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2052	367,284	280,993
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	2,451,384	2,203,199
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2051	2,659,757	2,035,696
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2051	990,979	758,465
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	612,412	550,122
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	291,723	262,052
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2050	127,427	97,767
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2051	161,403	123,482
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2051	123,257	94,299
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2036	329,716	296,180
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2036	145,339	131,487
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2041	530,850	444,903
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2050	1,977,805	1,517,459
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2051	251,264	192,231
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	1,172,436	1,057,399
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2052	164,247	125,658
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2052	439,029	335,882
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2037	257,982	231,621
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2052	902,033	690,388
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2052	657,618	503,115
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2037	69,843	62,739
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	29,774	22,788
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2036	270,255	249,192
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2036	58,661	54,181
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2037	1,070,884	984,578
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2042	3,909,648	3,397,044
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	1,975,777	1,597,432
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	242,879	196,521
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	106,259	85,911
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	1,835,635	1,482,978
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	93,006	74,906
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	31,584	25,437
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	74,425	68,857
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	2,203,201	1,782,683
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	1,182,974	958,292
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	635,108	513,887
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	5,676,116	4,583,864
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	202,302	162,046
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	145,869	117,799
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2031	160,174	151,763
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2036	2,391,328	2,198,978
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	1,410,177	1,141,021
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	1,400,121	1,132,884
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	8,553,366	6,896,754
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	3,784,250	3,051,318
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	2,463,027	2,005,231
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	842,862	675,139
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	419,964	338,626
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	1,459,694	1,345,931
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2036	127,175	116,945
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	8,340,510	6,748,582
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	1,439,505	1,163,852
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	1,126,330	916,631
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	405,532	328,636
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	198,865	159,355
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	51,586	41,740
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	1,454,933	1,183,600
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	1,087,626	887,852
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	1,017,179	828,119
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2037	2,118,605	1,947,530
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	3,687,721	2,981,552
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	864,307	700,960
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	727,135	592,439
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	312,267	252,471
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	71,217	57,580
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	367,346	298,265
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	74,011	59,607
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2037	871,854	801,044
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2037	103,528	95,297
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2037	23,269	21,455
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2050	139,281	112,827
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	1,065,929	861,146
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	776,831	630,016
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	27,280	21,851
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	391,645	320,564
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	150,000	120,151
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2037	2,736,306	2,514,070
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2037	17,828	16,378
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	8,583,124	6,934,160
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	2,344,073	1,893,737
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	1,599,460	1,292,177
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	4,493,799	3,629,060
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2036	114,168	105,092
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2037	483,338	444,082
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	1,119,616	896,821
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	616,519	493,837
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	444,621	356,145
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2052	9,941,208	8,028,226
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2027	4,983	4,933
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2037	587,653	540,385
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2036	24,275	22,299
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	1,163,189	942,265
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	342,335	277,315
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	199,816	161,865
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	106,580	86,337
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	3,903,390	3,152,263
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	2,167,979	1,756,216
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	326,806	264,736
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	53,247	43,051
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2036	653,500	600,322
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2037	784,798	721,058
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2037	738,854	678,731
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2042	1,802,084	1,570,083
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	1,798,834	1,457,182
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	535,539	433,824
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	67,426	54,620
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	1,000,001	801,009
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	632,773	517,336
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2035	12,308	11,365
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2036	158,744	145,975
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	1,582,961	1,282,310
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	1,345,395	1,089,865
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	596,667	483,343
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	16,145	13,079
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	13,706	13,096
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	647,662	548,627
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	219,173	183,810
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	9,021,938	7,571,892
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	1,142,022	976,315
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	897,066	752,325
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	325,970	278,672
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	281,337	238,933
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	257,565	220,193
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	175,354	149,910
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2034	93,435	88,430
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	2,135,660	1,798,620
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	1,918,519	1,620,359
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	692,209	593,933
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	391,216	331,883
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	81,353	78,240
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	39,249	37,745
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	111,992	107,118
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	14,043	13,460
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2034	61,985	58,626
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	241,246	206,166
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	230,588	194,752
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	20,367	17,081
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	20,613	19,684
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	14,670	14,017
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2034	262,619	248,388
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2034	62,252	58,878
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2050	2,341,544	1,983,494
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2050	1,460,627	1,237,279
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2050	348,317	298,321
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	1,380,394	1,172,766
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	1,197,556	1,021,171
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	794,344	670,894
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	461,205	386,789
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	215,990	183,098
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	142,169	119,230
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2031	34,631	33,963
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2033	13,790	13,169
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2047	71,835	61,749
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	214,299	179,856
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	31,630	27,120
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	653,502	558,066
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	184,987	158,146
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	18,648	15,738
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2037	912,080	860,377
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2037	235,916	222,469
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2051	506,216	428,651
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2051	252,264	213,611
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	2,698,682	2,277,588
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	1,433,971	1,224,558
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	468,899	393,389
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2030	58,185	56,922
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2033	20,744	19,809
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2033	16,520	15,727
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2035	143,462	135,442
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	185,698	175,694
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2037	72,989	68,920
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2041	995,619	938,246
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	1,531,052	1,296,458
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	829,746	696,126
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	61,522	51,922
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2037	1,069,215	1,008,270
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2037	194,374	183,720
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2046	5,731	4,930
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2050	30,536	25,619
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	4,209,587	3,571,153
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	2,529,589	2,138,041
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	729,950	612,630
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2053	41,852	35,322
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2032	83,021	79,288
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2035	260,159	245,980
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2036	1,153,622	1,088,586
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	1,660,435	1,403,422
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052	674,728	569,446
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052	430,043	360,656
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2034	5,069	4,796
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2035	86,354	81,648
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	473,078	405,026
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	108,771	92,308
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2051	1,055,808	892,382
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2052	3,792,304	3,180,418
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2052	20,583	17,262
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	44,424	42,827
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2032	15,212	14,535
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2035	316,126	298,699
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2035	157,064	148,406
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2049	31,415	26,759
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050	1,540,917	1,306,255
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2042	1,435,898	1,282,656
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	1,348,108	1,157,554
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	1,079,786	915,348
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	831,375	697,233
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2052	229,310	193,530
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2027	19,969	19,872
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	131,762	126,916
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2040	127,028	118,876
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2044	194,657	177,356
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	371,138	332,127
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	8,157	7,299
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	585,320	517,393
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	108,125	95,577
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	194,831	171,308
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	9,764	9,543
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2032	2,708	2,621
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2034	65,536	62,901
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	42,766	38,917
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2044	469,115	427,296
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	141,903	126,988
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	182,409	161,240
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	109,577	97,580
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	84,623	75,120
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	20,847	18,428
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2053	32,478	28,402
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	79,019	76,458
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	3,098	3,007
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2033	9,232	8,942
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	79,439	72,391
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	350,289	313,470
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	291,581	265,708
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	87,266	79,598
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	22,536	20,167
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	21,693	19,413
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2048	64,894	57,972
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2049	82,922	73,299
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2026	9,878	9,834
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	148,521	143,152
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	26,732	24,344
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	48,907	43,766
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	266,777	235,818
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	77,166	68,838
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	23,563	20,622
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	884,844	778,010
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	6,602	6,381
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2034	1,072,103	1,036,927
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2034	71,910	69,684
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	26,927	25,835
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	481,865	438,730
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	465,045	422,936
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	68,773	62,614
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2048	34,800	31,055
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	550,842	486,917
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2051	3,806,365	3,358,689
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	117,660	102,903
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	66,252	64,032
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2035	4,649	4,461
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	6,036	5,504
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	574,868	510,849
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	294,987	260,477
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	226,694	200,068
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	199,689	177,451
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	134,903	119,753
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	21,538	19,139
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	555,400	486,086
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	216,371	189,909
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	44,059	38,533
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	20,888	18,275
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2032	96,465	93,589
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2033	55,457	53,599
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2033	4,980	4,818
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2035	18,253	17,513
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	150,446	136,998
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	1,955,840	1,782,925
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	183,869	164,370
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	131,261	119,279
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	654,407	596,282
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	600,344	547,891
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	916,987	809,711
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	57,037	50,632
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	449,195	394,259
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	88,065	77,047
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2030	80,901	79,306
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2033	63,501	61,325
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2040	1,992,448	1,890,734
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	215,539	196,356
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	523,982	463,174
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	363,827	321,491
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	2,143,372	1,891,285
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2033	11,188	10,800
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2033	10,895	10,534
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2035	68,813	66,046
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2035	68,584	65,762
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2046	25,910	23,211
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	2,018,997	1,765,765
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	645,718	564,729
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	263,547	230,492
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	209,486	183,866
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2035	210,243	201,863
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	290,580	264,335
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	2,485,379	2,224,135
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	637,234	562,287
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	66,184	64,113
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	162,158	147,588
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	1,506,379	1,354,442
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	4,036	3,615
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	325,277	288,647
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	317,255	280,437
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	7,805	7,624
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	214,656	195,518
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	283,430	258,270
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	70,651	63,291
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2048	85,592	76,595
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	213,341	189,316
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	90,242	80,277
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2052	736,071	643,749
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2035	22,810	22,055
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2035	18,412	17,819
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2038	419,447	402,284
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	423,028	396,919
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	16,867	15,623
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	17,990	16,598
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	11,210	10,342
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	71,757	66,136
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	47,755	44,014
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	150,876	138,020
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2040	462,036	442,119
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	202,965	188,397
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	98,255	90,681
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2049	156,174	144,672
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	587,631	544,786
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2047	13,527	12,467
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2047	12,523	11,542
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	65,817	60,620
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2034	14,984	14,502
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	89,881	82,924
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	812,539	748,889
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	55,669	51,308
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2035	73,286	71,020
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2048	148,681	136,988
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2051	4,449,929	4,127,763
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2029	20,333	20,157
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2035	20,609	20,081
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2035	2,908	2,809
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	589,863	552,709
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	233,517	218,940
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2050	47,345	43,399
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2050	4,342	3,979
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2028	8,933	8,877
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2034	8,081	7,846
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	92,088	85,322
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2029	20,585	20,400
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2033	71,685	69,850
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2033	2,330	2,270
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2035	96,522	93,719
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2045	84,481	78,414
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	697,320	635,721
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2038	433,481	412,176
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2046	43,251	39,917
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2047	18,761	17,298
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2047	14,659	13,570
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	88,919	82,370
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	1,068,370	973,661
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	502,741	459,117
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	356,927	325,955
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	79,772	72,700
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2055	3,850,002	3,502,992
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2032	13,059	12,753
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2032	7,580	7,403
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2037	289,721	284,888
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	1,005,878	942,484
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	73,659	69,099
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	550,074	509,906
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	151,627	139,370
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	32,251	29,644
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	10,018,061	9,129,979
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2030	26,294	25,978
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2033	20,384	19,831
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	26,299	25,485
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	11,861	11,516
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	284,110	266,380
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2045	49,256	45,779
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2048	27,075	24,937
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2049	387,039	355,752
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2050	280,269	257,701
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2052	939,446	854,991
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2052	816,426	744,051
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2032	1,221	1,215
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2033	36,121	35,140
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2033	11,307	11,000
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2044	1,899,881	1,778,265
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	598,810	551,902
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2048	18,450	16,993
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2049	40,999	37,659
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2050	1,913,648	1,757,761
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2050	1,077,619	996,908
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	296,133	270,900
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2052	480,002	437,301
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	4,488	4,334
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	46,992	45,281
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2048	358,137	340,910
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	10,442	10,087
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	7,755	7,501
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	4,591	4,442
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	30,957	29,700
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	61,889	59,086
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2047	128,554	122,330
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2048	67,742	64,357
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2049	173,116	164,140
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2052	1,489,058	1,400,797
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2052	562,894	528,650
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2052	223,425	210,112
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2033	9,534	9,433
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	220,197	212,639
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	61,887	59,619
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	38,140	36,520
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2048	2,771	2,631
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2050	307,992	292,600
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	45,154	43,600
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	59,600	57,506
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2043	32,427	31,046
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2048	177,801	168,692
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2048	38,130	36,177
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2049	6,856	6,494
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2052	335,969	315,950
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2038	264,355	258,430
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2039	92,190	89,382
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	10,927	10,562
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	50,662	48,861
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2044	25,958	24,835
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2045	148,276	143,254
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	8,568	8,203
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	27,277	25,948
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2050	144,585	137,675
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2050	4,670	4,420
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2044	51,334	49,221
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	58,702	56,596
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	565,133	536,890
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	79,162	75,107
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2051	489,383	464,314
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2029	18,068	17,999
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	2,264,910	2,168,098
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	86,090	81,896
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2053	263,359	247,502
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2056	6,999,306	6,558,188
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2056	749,925	702,663
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2035	30,717	30,317
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2041	8,223	7,947
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2046	58,033	55,585
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2046	5,947	5,692
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	118,120	112,365
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2049	132,924	126,032
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2049	13,306	12,616
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2051	74,265	70,159
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	1,425,132	1,342,442
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	406,220	381,253
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	43,355	40,690
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2053	2,209,291	2,075,577
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2053	721,856	681,100
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2053	423,280	400,440
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	35,289	34,091
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	5,166	4,935
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2047	59,253	56,421
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	43,514	41,394
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	18,187	17,301
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2050	169,268	160,121
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2053	961,649	910,059
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	55,878	53,382
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	6,278	5,998
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	24,541	23,314
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	4,903	4,658
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2049	284,549	270,684
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2050	27,856	26,464
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	518,240	488,008
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2038	235,599	229,876
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	12,490	12,098
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2046	59,612	56,950
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2048	12,894	12,250
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2049	13,740	13,027
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	656,846	622,839
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	67,089	64,051
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	220,471	210,004
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	135,817	129,199
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	16,768	15,930
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2049	145,074	137,552
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2053	381,766	359,973
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	28,719	28,087
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	84,335	81,980
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2055	466,462	448,664
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2055	445,145	428,543
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2056	842,781	809,638
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2056	198,927	191,104
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	42,721	42,229
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	8,259	8,033
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2049	19,733	19,182
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	385,980	373,395
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	283,838	274,117
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2054	578,061	556,503
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2038	387,727	384,886
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	12,819	12,461
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2049	108,917	105,842
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2050	92,346	89,652
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2052	1,709,695	1,653,946
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2054	631,696	608,926
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	2,064,189	2,043,905
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	55,462	53,914
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	41,914	40,744
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	25,530	24,818
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	24,257	23,580
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2050	180,037	174,955
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2054	1,034,149	995,257
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2054	183,519	177,076
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	117,271	115,316
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	155,185	151,192
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	11,308	10,993
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2055	1,045,044	1,009,988
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2056	81,451	78,248
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	11,872	11,608
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2049	129,908	126,281
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2049	18,825	18,300
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2040	164,031	162,419
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	147,114	143,328
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2053	243,657	235,560
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2054	710,484	684,209
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2056	24,888	23,910
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	23,103	22,509
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2053	42,451	41,040
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	39,663	38,643
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2049	17,074	16,598
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2056	676,750	650,136
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	561,032	555,519
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	63,938	63,159
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	348,903	339,598
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	104,688	101,994
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	75,836	73,814
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	53,454	52,162
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	35,543	34,595
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	18,246	17,714
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	10,338	10,010
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2049	49,364	47,986
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2052	196,152	189,757
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2048	82,530	80,329
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2053	1,213,759	1,173,044
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2053	392,061	378,909
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2041	25,106	24,761
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2052	290,692	281,214
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2053	346,934	335,297
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2049	38,746	38,879
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2048	565,168	570,919
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2049	12,298	12,328
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2050	67,025	67,192
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	472,549	469,147
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2053	132,019	130,739
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2054	568,240	561,130
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2054	190,967	188,578
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	54,588	54,983
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2049	14,315	14,337
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	1,031,745	1,024,318
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2053	413,275	409,524
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2053	253,798	251,336
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2055	636,473	627,316
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2048	352,602	353,810
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2048	20,263	20,332
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2049	57,356	57,499
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2049	51,777	51,954
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	635,593	630,143
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2054	1,538,613	1,521,911
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2054	1,173,330	1,160,850
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2054	538,356	532,377
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2055	1,358,943	1,356,572
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	447,231	442,055
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	64,288	64,569
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2055	371,678	366,308
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2056	1,855,310	1,826,879
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2049	137,688	138,160
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2049	17,612	17,673
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2053	52,100	51,516
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2056	34,119	33,607
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	320,893	318,182
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2049	45,275	45,388
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	950,555	942,523
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	600,530	595,456
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2054	1,657,938	1,637,712
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2055	522,347	515,811
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2055	439,297	432,977
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2056	3,425,636	3,413,820
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2040	51,091	51,421
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2053	478,487	473,980
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2053	223,765	221,658
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2056	1,525,000	1,501,631
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2048	10,038	10,043
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2053	21,807	21,616
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2054	311,350	307,066
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2048	78,266	78,607
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2049	6,363	6,385
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2053	1,184,395	1,181,420
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2053	748,172	742,319
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2054	483,300	477,706
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2055	355,555	350,328
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2048	4,664	4,685
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2049	99,065	99,405
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2055	260,339	256,431
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2049	52,652	54,409
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2049	18,231	18,701
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052	639,888	648,445
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052	567,084	574,667
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	1,631,526	1,662,519
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2052	126,751	128,446
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2053	430,915	435,061
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2054	174,964	176,647
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2048	15,268	15,797
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2052	207,983	210,504
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2052	69,186	69,787
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2053	906,592	915,598
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2054	478,788	484,581
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2049	14,907	15,405
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	733,735	742,629
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	634,992	642,689
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2054	688,157	695,423
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2054	481,680	486,013
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2056	2,384,959	2,422,066
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2056	1,991,421	2,012,448
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2053	2,453,963	2,489,076
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2054	707,035	713,395
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	298,449	300,948
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2055	1,057,005	1,063,211
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2049	17,634	18,222
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2054	1,508,209	1,520,835
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2054	740,046	746,009
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2055	180,655	181,716
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2056	1,841,286	1,880,867
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2056	1,211,533	1,227,733
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2049	11,155	11,503
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2055	2,302,306	2,315,824
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2055	1,813,603	1,824,252
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	745,897	759,134
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	231,082	232,782
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	229,193	231,118
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	57,502	57,934
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	508,195	516,102
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2055	1,760,458	1,770,794
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	1,014,506	1,024,584
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	55,096	55,643
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	33,938	34,211
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2040	64,966	66,514
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	348,672	351,481
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	25,355	25,560
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2053	407,069	416,670
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2055	818,421	838,209
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2055	22,621	23,417
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2053	157,431	164,817
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2053	23,446	24,031
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	131,597	134,707
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	662,221	678,750
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	32,224	33,039
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	90,573	92,781
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2052	1,069,513	1,102,725
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2054	869,849	888,910
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2054	700,999	722,932
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2054	686,878	701,930
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2054	622,626	636,241
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2054	144,748	148,169
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	658,753	674,320
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	527,435	546,739
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	855,067	873,537
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2055	798,140	815,380
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2055	696,937	711,991
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	1,977,095	2,039,110
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2053	279,075	285,483
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	369,186	377,247
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	1,282,561	1,329,102
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	350,096	357,767
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	69,531	71,019
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055	22,573	23,479
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2039	571,109	588,362
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	1,210,792	1,241,770
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	273,309	284,017
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	242,359	252,233
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	1,444,811	1,492,275
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	24,071	25,014
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	764,549	781,601
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	361,963	376,823
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	22,925	23,436
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055	1,517,313	1,561,942
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055	1,280,619	1,329,191
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	293,598	299,839
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2055	121,795	124,388
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2054	32,514	33,796
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2053	463,286	481,872
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	813,411	845,806
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	96,372	100,273
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2054	24,645	25,861
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2043	321,131	334,682
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2053	484,326	506,707
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2055	402,602	418,332
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2055	22,177	23,391
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2055	21,508	22,631
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2055	20,998	22,152
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2029	3,396	3,527
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2055	1,242,460	1,289,956
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	182,580	190,598
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	102,998	107,384
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2055	34,692	36,107
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2055	24,294	25,674
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2053	46,032	48,377
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	789,779	837,666
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	612,174	645,610
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	169,581	176,206
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	3,623,736	3,776,361
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	422,587	439,857
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2054	24,906	25,880
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2054	19,380	20,347
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	1,834,984	1,949,583
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	112,737	119,840
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	110,114	117,619
Federal Home Loan Bank 4.5% 12/1/2055	621,739	597,288
Federal Home Loan Bank 5% 1/1/2056	3,819,756	3,797,032
Freddie Mac Gold Pool 1.5% 1/1/2037	32,282	28,998
Freddie Mac Gold Pool 1.5% 10/1/2036	559,873	503,190
Freddie Mac Gold Pool 1.5% 10/1/2041	462,173	387,597
Freddie Mac Gold Pool 1.5% 10/1/2051	667,003	510,503
Freddie Mac Gold Pool 1.5% 10/1/2051	542,908	415,525
Freddie Mac Gold Pool 1.5% 11/1/2036	1,180,460	1,060,394
Freddie Mac Gold Pool 1.5% 11/1/2037	442,545	397,326
Freddie Mac Gold Pool 1.5% 11/1/2040	592,971	502,344
Freddie Mac Gold Pool 1.5% 11/1/2051	95,631	73,163
Freddie Mac Gold Pool 1.5% 2/1/2037	125,398	112,643
Freddie Mac Gold Pool 1.5% 2/1/2042	410,897	346,468
Freddie Mac Gold Pool 1.5% 2/1/2051	252,331	193,363
Freddie Mac Gold Pool 1.5% 2/1/2052	258,334	197,640
Freddie Mac Gold Pool 1.5% 3/1/2037	613,396	550,719
Freddie Mac Gold Pool 1.5% 3/1/2052	453,071	346,625
Freddie Mac Gold Pool 1.5% 6/1/2051	411,575	315,007
Freddie Mac Gold Pool 1.5% 7/1/2036	2,159,251	1,940,642
Freddie Mac Gold Pool 1.5% 7/1/2041	1,193,063	1,003,498
Freddie Mac Gold Pool 1.5% 7/1/2051	815,226	623,949
Freddie Mac Gold Pool 1.5% 9/1/2051	487,608	373,200
Freddie Mac Gold Pool 2% 1/1/2036	15,955	14,711
Freddie Mac Gold Pool 2% 1/1/2037	147,695	135,769
Freddie Mac Gold Pool 2% 1/1/2051	3,034,804	2,453,663
Freddie Mac Gold Pool 2% 1/1/2051	2,955,053	2,389,184
Freddie Mac Gold Pool 2% 1/1/2051	1,525,154	1,233,100
Freddie Mac Gold Pool 2% 1/1/2051	770,823	625,144
Freddie Mac Gold Pool 2% 1/1/2051	691,709	562,711
Freddie Mac Gold Pool 2% 1/1/2051	483,081	392,991
Freddie Mac Gold Pool 2% 1/1/2052	3,309,875	2,665,717
Freddie Mac Gold Pool 2% 1/1/2052	1,857,724	1,518,820
Freddie Mac Gold Pool 2% 1/1/2052	176,937	144,659
Freddie Mac Gold Pool 2% 10/1/2051	629,308	504,081
Freddie Mac Gold Pool 2% 11/1/2030	24,541	23,582
Freddie Mac Gold Pool 2% 11/1/2035	249,720	230,258
Freddie Mac Gold Pool 2% 11/1/2035	214,258	197,559
Freddie Mac Gold Pool 2% 11/1/2036	249,996	230,278
Freddie Mac Gold Pool 2% 11/1/2050	1,857,411	1,502,892
Freddie Mac Gold Pool 2% 11/1/2050	483,052	394,024
Freddie Mac Gold Pool 2% 11/1/2050	178,131	145,746
Freddie Mac Gold Pool 2% 11/1/2050	125,362	101,709
Freddie Mac Gold Pool 2% 11/1/2050	20,691	16,580
Freddie Mac Gold Pool 2% 11/1/2051	2,862,931	2,308,440
Freddie Mac Gold Pool 2% 11/1/2051	1,603,984	1,296,333
Freddie Mac Gold Pool 2% 11/1/2051	1,446,649	1,169,175
Freddie Mac Gold Pool 2% 11/1/2051	181,079	145,046
Freddie Mac Gold Pool 2% 12/1/2035	439,134	404,910
Freddie Mac Gold Pool 2% 12/1/2051	573,327	468,019
Freddie Mac Gold Pool 2% 12/1/2051	335,690	273,296
Freddie Mac Gold Pool 2% 12/1/2051	279,556	223,926
Freddie Mac Gold Pool 2% 2/1/2036	827,218	764,557
Freddie Mac Gold Pool 2% 2/1/2036	688,786	635,104
Freddie Mac Gold Pool 2% 2/1/2052	670,345	536,952
Freddie Mac Gold Pool 2% 2/1/2052	596,382	477,706
Freddie Mac Gold Pool 2% 3/1/2028	80,258	78,873
Freddie Mac Gold Pool 2% 3/1/2037	2,566,128	2,357,512
Freddie Mac Gold Pool 2% 3/1/2051	4,386,215	3,546,290
Freddie Mac Gold Pool 2% 3/1/2051	3,339,915	2,705,567
Freddie Mac Gold Pool 2% 3/1/2051	64,190	52,359
Freddie Mac Gold Pool 2% 3/1/2051	49,758	40,712
Freddie Mac Gold Pool 2% 3/1/2052	779,388	634,525
Freddie Mac Gold Pool 2% 3/1/2052	238,954	194,018
Freddie Mac Gold Pool 2% 3/1/2052	39,330	31,676
Freddie Mac Gold Pool 2% 3/1/2052	24,998	20,023
Freddie Mac Gold Pool 2% 4/1/2036	1,296,769	1,193,677
Freddie Mac Gold Pool 2% 4/1/2037	855,898	786,384
Freddie Mac Gold Pool 2% 4/1/2042	2,326,702	2,028,003
Freddie Mac Gold Pool 2% 4/1/2051	685,853	549,374
Freddie Mac Gold Pool 2% 4/1/2052	550,955	447,345
Freddie Mac Gold Pool 2% 4/1/2052	295,110	240,074
Freddie Mac Gold Pool 2% 5/1/2051	4,178,830	3,376,006
Freddie Mac Gold Pool 2% 5/1/2051	57,535	47,092
Freddie Mac Gold Pool 2% 5/1/2052	2,377,361	1,938,460
Freddie Mac Gold Pool 2% 6/1/2051	1,573,879	1,282,331
Freddie Mac Gold Pool 2% 6/1/2051	438,990	351,634
Freddie Mac Gold Pool 2% 7/1/2051	2,448,890	1,977,651
Freddie Mac Gold Pool 2% 7/1/2051	1,496,965	1,214,050
Freddie Mac Gold Pool 2% 7/1/2051	708,138	571,871
Freddie Mac Gold Pool 2% 7/1/2051	553,032	454,735
Freddie Mac Gold Pool 2% 8/1/2037	120,365	110,589
Freddie Mac Gold Pool 2% 8/1/2037	120,340	110,547
Freddie Mac Gold Pool 2% 8/1/2050	960,147	782,588
Freddie Mac Gold Pool 2% 8/1/2051	563,274	454,884
Freddie Mac Gold Pool 2% 8/1/2051	95,494	77,357
Freddie Mac Gold Pool 2% 9/1/2035	809,293	747,231
Freddie Mac Gold Pool 2% 9/1/2041	4,069,363	3,526,824
Freddie Mac Gold Pool 2% 9/1/2050	1,612,945	1,306,599
Freddie Mac Gold Pool 2% 9/1/2050	640,544	518,886
Freddie Mac Gold Pool 2% 9/1/2050	40,846	33,088
Freddie Mac Gold Pool 2% 9/1/2051	1,475,427	1,191,512
Freddie Mac Gold Pool 2.5% 1/1/2035	200,188	189,340
Freddie Mac Gold Pool 2.5% 1/1/2050	152,154	128,651
Freddie Mac Gold Pool 2.5% 1/1/2052	4,240,775	3,579,058
Freddie Mac Gold Pool 2.5% 1/1/2052	1,638,358	1,396,537
Freddie Mac Gold Pool 2.5% 1/1/2052	1,192,873	1,019,415
Freddie Mac Gold Pool 2.5% 1/1/2052	954,254	800,286
Freddie Mac Gold Pool 2.5% 10/1/2034	55,612	52,634
Freddie Mac Gold Pool 2.5% 10/1/2049	81,842	69,711
Freddie Mac Gold Pool 2.5% 10/1/2050	969,385	830,849
Freddie Mac Gold Pool 2.5% 10/1/2050	933,285	790,574
Freddie Mac Gold Pool 2.5% 10/1/2051	3,067,790	2,591,019
Freddie Mac Gold Pool 2.5% 10/1/2051	801,405	672,099
Freddie Mac Gold Pool 2.5% 10/1/2051	24,713	20,726
Freddie Mac Gold Pool 2.5% 11/1/2037	65,156	61,422
Freddie Mac Gold Pool 2.5% 11/1/2049	24,228	20,636
Freddie Mac Gold Pool 2.5% 11/1/2050	832,846	698,207
Freddie Mac Gold Pool 2.5% 11/1/2050	490,374	419,681
Freddie Mac Gold Pool 2.5% 11/1/2050	480,627	402,928
Freddie Mac Gold Pool 2.5% 11/1/2051	1,458,165	1,231,549
Freddie Mac Gold Pool 2.5% 11/1/2051	677,799	568,436
Freddie Mac Gold Pool 2.5% 11/1/2051	595,978	510,619
Freddie Mac Gold Pool 2.5% 12/1/2034	45,529	43,062
Freddie Mac Gold Pool 2.5% 12/1/2049	148,472	126,233
Freddie Mac Gold Pool 2.5% 12/1/2051	1,200,476	1,019,910
Freddie Mac Gold Pool 2.5% 12/1/2051	379,475	318,365
Freddie Mac Gold Pool 2.5% 12/1/2051	328,866	281,456
Freddie Mac Gold Pool 2.5% 2/1/2030	32,460	31,644
Freddie Mac Gold Pool 2.5% 2/1/2033	22,126	21,089
Freddie Mac Gold Pool 2.5% 2/1/2036	33,419	31,545
Freddie Mac Gold Pool 2.5% 2/1/2050	44,872	38,151
Freddie Mac Gold Pool 2.5% 2/1/2052	3,490,609	2,945,945
Freddie Mac Gold Pool 2.5% 2/1/2052	666,450	559,127
Freddie Mac Gold Pool 2.5% 3/1/2033	14,676	14,030
Freddie Mac Gold Pool 2.5% 3/1/2035	177,940	168,298
Freddie Mac Gold Pool 2.5% 3/1/2037	300,430	283,306
Freddie Mac Gold Pool 2.5% 3/1/2050	139,350	118,477
Freddie Mac Gold Pool 2.5% 3/1/2052	2,289,862	1,932,559
Freddie Mac Gold Pool 2.5% 4/1/2033	124,349	118,691
Freddie Mac Gold Pool 2.5% 4/1/2042	742,935	660,967
Freddie Mac Gold Pool 2.5% 4/1/2052	3,542,719	2,992,138
Freddie Mac Gold Pool 2.5% 4/1/2052	931,296	788,017
Freddie Mac Gold Pool 2.5% 4/1/2052	904,230	775,288
Freddie Mac Gold Pool 2.5% 4/1/2052	713,057	604,245
Freddie Mac Gold Pool 2.5% 4/1/2052	656,183	560,971
Freddie Mac Gold Pool 2.5% 5/1/2035	235,987	223,125
Freddie Mac Gold Pool 2.5% 5/1/2041	821,194	773,872
Freddie Mac Gold Pool 2.5% 5/1/2051	1,646,454	1,391,605
Freddie Mac Gold Pool 2.5% 5/1/2051	622,633	533,456
Freddie Mac Gold Pool 2.5% 5/1/2052	5,124,557	4,369,778
Freddie Mac Gold Pool 2.5% 6/1/2031	3,044	2,939
Freddie Mac Gold Pool 2.5% 7/1/2031	5,201	5,026
Freddie Mac Gold Pool 2.5% 7/1/2035	62,278	58,884
Freddie Mac Gold Pool 2.5% 7/1/2051	1,508,053	1,274,626
Freddie Mac Gold Pool 2.5% 7/1/2051	551,213	465,548
Freddie Mac Gold Pool 2.5% 7/1/2052	1,590,550	1,333,916
Freddie Mac Gold Pool 2.5% 7/1/2052	1,338,034	1,124,233
Freddie Mac Gold Pool 2.5% 8/1/2031	8,939	8,633
Freddie Mac Gold Pool 2.5% 8/1/2032	19,375	18,560
Freddie Mac Gold Pool 2.5% 8/1/2035	208,064	196,594
Freddie Mac Gold Pool 2.5% 8/1/2050	480,474	407,304
Freddie Mac Gold Pool 2.5% 8/1/2050	253,942	215,270
Freddie Mac Gold Pool 2.5% 8/1/2051	5,995,768	5,063,955
Freddie Mac Gold Pool 2.5% 8/1/2051	49,479	42,346
Freddie Mac Gold Pool 2.5% 9/1/2034	2,993	2,832
Freddie Mac Gold Pool 2.5% 9/1/2035	209,285	197,748
Freddie Mac Gold Pool 2.5% 9/1/2050	918,746	778,833
Freddie Mac Gold Pool 2.5% 9/1/2051	2,404,604	2,030,900
Freddie Mac Gold Pool 2.5% 9/1/2051	1,154,588	975,151
Freddie Mac Gold Pool 3% 1/1/2033	4,182	4,045
Freddie Mac Gold Pool 3% 1/1/2052	735,822	646,980
Freddie Mac Gold Pool 3% 10/1/2043	467,228	427,027
Freddie Mac Gold Pool 3% 10/1/2049	447,217	395,317
Freddie Mac Gold Pool 3% 10/1/2050	786,955	694,153
Freddie Mac Gold Pool 3% 10/1/2050	671,826	593,021
Freddie Mac Gold Pool 3% 10/1/2053	3,899,700	3,422,767
Freddie Mac Gold Pool 3% 10/1/2053	980,705	857,731
Freddie Mac Gold Pool 3% 11/1/2030	17,512	17,280
Freddie Mac Gold Pool 3% 11/1/2034	37,730	36,213
Freddie Mac Gold Pool 3% 12/1/2034	24,386	23,405
Freddie Mac Gold Pool 3% 2/1/2029	20,760	20,467
Freddie Mac Gold Pool 3% 2/1/2033	4,129	3,991
Freddie Mac Gold Pool 3% 2/1/2035	88,595	85,005
Freddie Mac Gold Pool 3% 2/1/2050	22,178	19,411
Freddie Mac Gold Pool 3% 2/1/2052	754,254	659,652
Freddie Mac Gold Pool 3% 3/1/2033	6,422	6,207
Freddie Mac Gold Pool 3% 3/1/2035	27,710	26,587
Freddie Mac Gold Pool 3% 3/1/2045	55,136	49,808
Freddie Mac Gold Pool 3% 3/1/2047	24,082	21,555
Freddie Mac Gold Pool 3% 3/1/2052	4,817,864	4,282,841
Freddie Mac Gold Pool 3% 4/1/2033	13,841	13,372
Freddie Mac Gold Pool 3% 4/1/2035	13,783	13,225
Freddie Mac Gold Pool 3% 4/1/2045	74,335	67,101
Freddie Mac Gold Pool 3% 4/1/2050	76,704	68,090
Freddie Mac Gold Pool 3% 4/1/2052	848,453	744,289
Freddie Mac Gold Pool 3% 5/1/2029	24,253	23,954
Freddie Mac Gold Pool 3% 5/1/2049	2,995	2,657
Freddie Mac Gold Pool 3% 5/1/2052	811,921	711,862
Freddie Mac Gold Pool 3% 5/1/2052	224,999	196,779
Freddie Mac Gold Pool 3% 6/1/2051	736,453	644,083
Freddie Mac Gold Pool 3% 6/1/2051	453,616	399,556
Freddie Mac Gold Pool 3% 6/1/2052	9,697,524	8,487,275
Freddie Mac Gold Pool 3% 7/1/2032	22,555	21,995
Freddie Mac Gold Pool 3% 7/1/2038	1,448,348	1,378,789
Freddie Mac Gold Pool 3% 7/1/2045	23,467	21,156
Freddie Mac Gold Pool 3% 7/1/2047	140,717	125,949
Freddie Mac Gold Pool 3% 7/1/2049	315,326	279,816
Freddie Mac Gold Pool 3% 8/1/2033	105,254	101,561
Freddie Mac Gold Pool 3% 8/1/2049	75,325	66,842
Freddie Mac Gold Pool 3% 8/1/2050	56,512	49,901
Freddie Mac Gold Pool 3% 8/1/2052	6,082,994	5,409,380
Freddie Mac Gold Pool 3% 8/1/2052	1,035,346	920,694
Freddie Mac Gold Pool 3% 8/1/2052	73,355	64,154
Freddie Mac Gold Pool 3% 9/1/2034	24,923	23,928
Freddie Mac Gold Pool 3.5% 1/1/2050	190,074	174,531
Freddie Mac Gold Pool 3.5% 1/1/2052	111,913	102,271
Freddie Mac Gold Pool 3.5% 10/1/2037	172,035	164,996
Freddie Mac Gold Pool 3.5% 10/1/2043	285,866	268,130
Freddie Mac Gold Pool 3.5% 10/1/2047	110,059	101,747
Freddie Mac Gold Pool 3.5% 11/1/2045	42,455	39,532
Freddie Mac Gold Pool 3.5% 11/1/2051	1,355,758	1,250,401
Freddie Mac Gold Pool 3.5% 12/1/2033	15,091	14,653
Freddie Mac Gold Pool 3.5% 12/1/2049	410,149	376,609
Freddie Mac Gold Pool 3.5% 2/1/2043	37,557	35,242
Freddie Mac Gold Pool 3.5% 2/1/2048	125,312	115,599
Freddie Mac Gold Pool 3.5% 2/1/2048	6,094	5,623
Freddie Mac Gold Pool 3.5% 3/1/2048	169,744	156,588
Freddie Mac Gold Pool 3.5% 3/1/2048	169,174	156,062
Freddie Mac Gold Pool 3.5% 3/1/2048	53,269	49,340
Freddie Mac Gold Pool 3.5% 3/1/2049	46,604	42,909
Freddie Mac Gold Pool 3.5% 3/1/2050	908,524	843,885
Freddie Mac Gold Pool 3.5% 3/1/2053	27,857	25,361
Freddie Mac Gold Pool 3.5% 4/1/2033	11,178	10,892
Freddie Mac Gold Pool 3.5% 4/1/2050	758,887	699,676
Freddie Mac Gold Pool 3.5% 5/1/2048	93,683	86,422
Freddie Mac Gold Pool 3.5% 6/1/2034	15,207	14,737
Freddie Mac Gold Pool 3.5% 6/1/2042	179,527	168,719
Freddie Mac Gold Pool 3.5% 6/1/2049	473,495	435,515
Freddie Mac Gold Pool 3.5% 6/1/2052	450,000	409,545
Freddie Mac Gold Pool 3.5% 6/1/2052	272,378	248,232
Freddie Mac Gold Pool 3.5% 6/1/2052	238,416	217,802
Freddie Mac Gold Pool 3.5% 7/1/2033	9,503	9,245
Freddie Mac Gold Pool 3.5% 7/1/2046	492,196	458,733
Freddie Mac Gold Pool 3.5% 7/1/2049	169,897	156,163
Freddie Mac Gold Pool 3.5% 7/1/2052	2,221,550	2,023,226
Freddie Mac Gold Pool 3.5% 8/1/2037	93,388	89,975
Freddie Mac Gold Pool 3.5% 8/1/2043	190,650	178,584
Freddie Mac Gold Pool 3.5% 8/1/2046	212,915	196,745
Freddie Mac Gold Pool 3.5% 8/1/2048	123,437	113,831
Freddie Mac Gold Pool 3.5% 8/1/2052	418,731	384,360
Freddie Mac Gold Pool 3.5% 9/1/2033	29,423	28,624
Freddie Mac Gold Pool 3.5% 9/1/2042	52,813	49,547
Freddie Mac Gold Pool 3.5% 9/1/2049	49,283	45,299
Freddie Mac Gold Pool 3.5% 9/1/2052	32,697	29,788
Freddie Mac Gold Pool 4% 1/1/2039	171,915	167,406
Freddie Mac Gold Pool 4% 1/1/2041	57,072	55,249
Freddie Mac Gold Pool 4% 1/1/2041	28,063	27,167
Freddie Mac Gold Pool 4% 1/1/2044	36,542	35,040
Freddie Mac Gold Pool 4% 1/1/2047	388,899	372,586
Freddie Mac Gold Pool 4% 10/1/2037	228,739	223,612
Freddie Mac Gold Pool 4% 10/1/2042	12,942	12,472
Freddie Mac Gold Pool 4% 10/1/2045	3,352	3,206
Freddie Mac Gold Pool 4% 10/1/2048	36,470	34,648
Freddie Mac Gold Pool 4% 10/1/2049	62,470	59,231
Freddie Mac Gold Pool 4% 10/1/2052	249,481	234,693
Freddie Mac Gold Pool 4% 11/1/2036	59,634	58,212
Freddie Mac Gold Pool 4% 11/1/2037	56,114	54,857
Freddie Mac Gold Pool 4% 11/1/2041	463,113	447,598
Freddie Mac Gold Pool 4% 11/1/2048	187,952	178,543
Freddie Mac Gold Pool 4% 11/1/2052	296,209	278,559
Freddie Mac Gold Pool 4% 12/1/2040	30,420	29,449
Freddie Mac Gold Pool 4% 12/1/2048	196,377	186,562
Freddie Mac Gold Pool 4% 12/1/2048	83,911	79,718
Freddie Mac Gold Pool 4% 12/1/2052	672,987	632,887
Freddie Mac Gold Pool 4% 2/1/2041	37,712	36,525
Freddie Mac Gold Pool 4% 2/1/2041	9,831	9,508
Freddie Mac Gold Pool 4% 2/1/2043	53,318	51,203
Freddie Mac Gold Pool 4% 2/1/2048	3,215	3,062
Freddie Mac Gold Pool 4% 3/1/2053	331,165	311,432
Freddie Mac Gold Pool 4% 4/1/2042	23,293	22,536
Freddie Mac Gold Pool 4% 4/1/2048	825	785
Freddie Mac Gold Pool 4% 4/1/2049	734,713	698,224
Freddie Mac Gold Pool 4% 4/1/2049	576,224	546,706
Freddie Mac Gold Pool 4% 4/1/2053	528,229	497,909
Freddie Mac Gold Pool 4% 4/1/2056	302,847	283,761
Freddie Mac Gold Pool 4% 5/1/2039	73,661	71,729
Freddie Mac Gold Pool 4% 5/1/2045	23,187	22,356
Freddie Mac Gold Pool 4% 5/1/2048	29,325	27,930
Freddie Mac Gold Pool 4% 5/1/2049	254,219	241,038
Freddie Mac Gold Pool 4% 5/1/2052	802,459	755,898
Freddie Mac Gold Pool 4% 5/1/2052	176,788	166,530
Freddie Mac Gold Pool 4% 5/1/2056	647,135	606,350
Freddie Mac Gold Pool 4% 6/1/2034	14,244	14,094
Freddie Mac Gold Pool 4% 6/1/2046	136,763	131,610
Freddie Mac Gold Pool 4% 6/1/2047	1,999,268	1,894,060
Freddie Mac Gold Pool 4% 7/1/2042	10,112	9,786
Freddie Mac Gold Pool 4% 7/1/2045	47,996	46,399
Freddie Mac Gold Pool 4% 7/1/2048	97,850	93,073
Freddie Mac Gold Pool 4% 7/1/2049	102,045	96,754
Freddie Mac Gold Pool 4% 7/1/2052	22,078	20,791
Freddie Mac Gold Pool 4% 8/1/2048	12,923	12,277
Freddie Mac Gold Pool 4% 8/1/2049	66,578	63,126
Freddie Mac Gold Pool 4% 8/1/2052	1,110,789	1,050,851
Freddie Mac Gold Pool 4% 9/1/2040	9,228	8,934
Freddie Mac Gold Pool 4% 9/1/2045	159,528	152,640
Freddie Mac Gold Pool 4% 9/1/2048	226,048	214,751
Freddie Mac Gold Pool 4% 9/1/2048	6,390	6,071
Freddie Mac Gold Pool 4% 9/1/2049	69,105	65,522
Freddie Mac Gold Pool 4% 9/1/2052	315,723	297,009
Freddie Mac Gold Pool 4.5% 1/1/2049	87,283	84,951
Freddie Mac Gold Pool 4.5% 1/1/2049	19,777	19,225
Freddie Mac Gold Pool 4.5% 1/1/2049	2,750	2,673
Freddie Mac Gold Pool 4.5% 1/1/2053	1,546,838	1,500,750
Freddie Mac Gold Pool 4.5% 1/1/2053	285,446	276,138
Freddie Mac Gold Pool 4.5% 10/1/2050	17,472	17,088
Freddie Mac Gold Pool 4.5% 10/1/2052	331,366	321,079
Freddie Mac Gold Pool 4.5% 10/1/2054	1,037,353	998,341
Freddie Mac Gold Pool 4.5% 10/1/2055	995,424	956,667
Freddie Mac Gold Pool 4.5% 11/1/2040	691,430	682,998
Freddie Mac Gold Pool 4.5% 11/1/2048	233,942	227,410
Freddie Mac Gold Pool 4.5% 11/1/2048	105,673	102,789
Freddie Mac Gold Pool 4.5% 11/1/2054	149,425	143,806
Freddie Mac Gold Pool 4.5% 12/1/2048	30,193	29,350
Freddie Mac Gold Pool 4.5% 12/1/2054	167,091	160,807
Freddie Mac Gold Pool 4.5% 2/1/2049	10,140	9,857
Freddie Mac Gold Pool 4.5% 2/1/2053	264,410	255,871
Freddie Mac Gold Pool 4.5% 3/1/2049	280,972	273,128
Freddie Mac Gold Pool 4.5% 3/1/2049	170,021	164,910
Freddie Mac Gold Pool 4.5% 3/1/2049	29,880	29,130
Freddie Mac Gold Pool 4.5% 4/1/2050	73,336	71,243
Freddie Mac Gold Pool 4.5% 4/1/2053	344,495	333,047
Freddie Mac Gold Pool 4.5% 4/1/2056	1,174,999	1,128,791
Freddie Mac Gold Pool 4.5% 4/1/2056	241,799	232,365
Freddie Mac Gold Pool 4.5% 5/1/2049	19,730	19,179
Freddie Mac Gold Pool 4.5% 7/1/2041	113,967	112,475
Freddie Mac Gold Pool 4.5% 7/1/2052	122,404	118,212
Freddie Mac Gold Pool 4.5% 8/1/2048	303,310	295,221
Freddie Mac Gold Pool 4.5% 8/1/2052	1,279,679	1,237,953
Freddie Mac Gold Pool 4.5% 8/1/2052	259,212	250,922
Freddie Mac Gold Pool 4.5% 9/1/2048	340,554	331,258
Freddie Mac Gold Pool 4.5% 9/1/2052	1,193,873	1,154,944
Freddie Mac Gold Pool 4.5% 9/1/2052	760,780	735,973
Freddie Mac Gold Pool 4.5% 9/1/2053	158,116	152,812
Freddie Mac Gold Pool 4.5% 9/1/2054	940,619	905,539
Freddie Mac Gold Pool 5% 1/1/2053	30,931	30,689
Freddie Mac Gold Pool 5% 10/1/2053	162,987	161,386
Freddie Mac Gold Pool 5% 10/1/2054	568,577	561,463
Freddie Mac Gold Pool 5% 10/1/2055	929,747	915,500
Freddie Mac Gold Pool 5% 11/1/2054	2,278,609	2,250,100
Freddie Mac Gold Pool 5% 11/1/2054	939,268	927,384
Freddie Mac Gold Pool 5% 12/1/2053	1,122,955	1,122,591
Freddie Mac Gold Pool 5% 12/1/2053	342,156	338,410
Freddie Mac Gold Pool 5% 12/1/2054	505,502	499,335
Freddie Mac Gold Pool 5% 12/1/2054	193,999	191,936
Freddie Mac Gold Pool 5% 12/1/2055	218,245	215,158
Freddie Mac Gold Pool 5% 2/1/2049	46,229	46,444
Freddie Mac Gold Pool 5% 2/1/2055	521,889	515,360
Freddie Mac Gold Pool 5% 3/1/2049	59,402	59,605
Freddie Mac Gold Pool 5% 3/1/2056	2,794,258	2,751,438
Freddie Mac Gold Pool 5% 4/1/2040	349,758	352,606
Freddie Mac Gold Pool 5% 4/1/2053	1,376,329	1,370,292
Freddie Mac Gold Pool 5% 4/1/2053	882,391	872,205
Freddie Mac Gold Pool 5% 4/1/2053	27,909	27,586
Freddie Mac Gold Pool 5% 4/1/2053	17,244	17,096
Freddie Mac Gold Pool 5% 4/1/2054	595,330	588,254
Freddie Mac Gold Pool 5% 4/1/2056	2,250,844	2,216,351
Freddie Mac Gold Pool 5% 5/1/2039	292,711	295,058
Freddie Mac Gold Pool 5% 5/1/2049	12,872	12,916
Freddie Mac Gold Pool 5% 5/1/2050	40,110	40,122
Freddie Mac Gold Pool 5% 5/1/2053	481,746	477,675
Freddie Mac Gold Pool 5% 5/1/2056	1,999,900	1,969,253
Freddie Mac Gold Pool 5% 6/1/2053	580,304	575,219
Freddie Mac Gold Pool 5% 6/1/2053	58,121	57,411
Freddie Mac Gold Pool 5% 6/1/2054	216,922	214,276
Freddie Mac Gold Pool 5% 6/1/2056	2,099,790	2,068,269
Freddie Mac Gold Pool 5% 7/1/2040	536,889	540,355
Freddie Mac Gold Pool 5% 7/1/2053	54,747	54,267
Freddie Mac Gold Pool 5% 8/1/2048	11,084	11,132
Freddie Mac Gold Pool 5% 8/1/2049	96,101	96,340
Freddie Mac Gold Pool 5% 8/1/2052	1,002,284	998,896
Freddie Mac Gold Pool 5% 8/1/2052	511,338	506,186
Freddie Mac Gold Pool 5% 8/1/2052	198,405	196,369
Freddie Mac Gold Pool 5% 8/1/2053	370,823	367,226
Freddie Mac Gold Pool 5% 8/1/2055	440,361	436,503
Freddie Mac Gold Pool 5% 9/1/2040	558,677	563,724
Freddie Mac Gold Pool 5% 9/1/2052	655,730	648,879
Freddie Mac Gold Pool 5% 9/1/2052	70,977	70,932
Freddie Mac Gold Pool 5% 9/1/2054	441,933	436,404
Freddie Mac Gold Pool 5.5% 1/1/2040	751,361	766,811
Freddie Mac Gold Pool 5.5% 1/1/2053	695,733	701,775
Freddie Mac Gold Pool 5.5% 1/1/2053	633,160	640,835
Freddie Mac Gold Pool 5.5% 10/1/2053	41,795	42,210
Freddie Mac Gold Pool 5.5% 10/1/2054	857,179	871,855
Freddie Mac Gold Pool 5.5% 10/1/2055	1,533,756	1,561,124
Freddie Mac Gold Pool 5.5% 11/1/2053	807,528	815,297
Freddie Mac Gold Pool 5.5% 11/1/2054	2,902,359	2,922,121
Freddie Mac Gold Pool 5.5% 11/1/2054	754,318	770,061
Freddie Mac Gold Pool 5.5% 11/1/2054	619,846	624,725
Freddie Mac Gold Pool 5.5% 12/1/2052	169,258	171,310
Freddie Mac Gold Pool 5.5% 12/1/2054	732,811	737,801
Freddie Mac Gold Pool 5.5% 2/1/2054	22,122	22,317
Freddie Mac Gold Pool 5.5% 2/1/2055	601,249	605,343
Freddie Mac Gold Pool 5.5% 3/1/2053	686,386	693,633
Freddie Mac Gold Pool 5.5% 3/1/2054	893,414	900,669
Freddie Mac Gold Pool 5.5% 3/1/2054	34,983	35,385
Freddie Mac Gold Pool 5.5% 4/1/2053	1,188,502	1,201,051
Freddie Mac Gold Pool 5.5% 4/1/2053	269,771	272,620
Freddie Mac Gold Pool 5.5% 4/1/2053	93,938	94,805
Freddie Mac Gold Pool 5.5% 4/1/2054	1,412,801	1,443,171
Freddie Mac Gold Pool 5.5% 4/1/2054	597,019	602,016
Freddie Mac Gold Pool 5.5% 5/1/2053	555,515	561,380
Freddie Mac Gold Pool 5.5% 5/1/2054	154,122	155,412
Freddie Mac Gold Pool 5.5% 5/1/2054	20,602	20,853
Freddie Mac Gold Pool 5.5% 5/1/2055	1,184,029	1,190,981
Freddie Mac Gold Pool 5.5% 5/1/2056	3,261,504	3,327,537
Freddie Mac Gold Pool 5.5% 6/1/2028	15,070	15,193
Freddie Mac Gold Pool 5.5% 6/1/2049	78,628	81,252
Freddie Mac Gold Pool 5.5% 6/1/2053	54,539	55,098
Freddie Mac Gold Pool 5.5% 6/1/2054	52,723	53,462
Freddie Mac Gold Pool 5.5% 6/1/2054	20,733	20,900
Freddie Mac Gold Pool 5.5% 6/1/2055	918,893	924,403
Freddie Mac Gold Pool 5.5% 6/1/2055	22,430	22,549
Freddie Mac Gold Pool 5.5% 7/1/2053	384,640	388,749
Freddie Mac Gold Pool 5.5% 7/1/2055	1,978,790	1,989,481
Freddie Mac Gold Pool 5.5% 8/1/2053	411,290	415,376
Freddie Mac Gold Pool 5.5% 8/1/2054	30,844	31,092
Freddie Mac Gold Pool 5.5% 8/1/2055	1,337,440	1,345,292
Freddie Mac Gold Pool 5.5% 9/1/2040	569,598	580,242
Freddie Mac Gold Pool 5.5% 9/1/2053	718,084	731,977
Freddie Mac Gold Pool 5.5% 9/1/2053	295,979	298,919
Freddie Mac Gold Pool 5.5% 9/1/2054	405,448	408,716
Freddie Mac Gold Pool 5.5% 9/1/2054	213,641	215,363
Freddie Mac Gold Pool 5.5% 9/1/2055	2,264,203	2,276,790
Freddie Mac Gold Pool 6% 1/1/2053	197,814	203,184
Freddie Mac Gold Pool 6% 10/1/2028	520	531
Freddie Mac Gold Pool 6% 10/1/2055	1,654,439	1,695,238
Freddie Mac Gold Pool 6% 11/1/2052	205,386	211,218
Freddie Mac Gold Pool 6% 11/1/2053	637,348	653,256
Freddie Mac Gold Pool 6% 11/1/2053	604,377	618,659
Freddie Mac Gold Pool 6% 11/1/2054	446,159	455,936
Freddie Mac Gold Pool 6% 12/1/2052	422,035	434,020
Freddie Mac Gold Pool 6% 12/1/2053	861,808	882,174
Freddie Mac Gold Pool 6% 12/1/2053	814,965	844,793
Freddie Mac Gold Pool 6% 2/1/2053	223,996	230,077
Freddie Mac Gold Pool 6% 2/1/2055	1,454,786	1,486,210
Freddie Mac Gold Pool 6% 2/1/2055	521,881	544,121
Freddie Mac Gold Pool 6% 2/1/2055	240,558	250,208
Freddie Mac Gold Pool 6% 3/1/2054	1,194,105	1,222,324
Freddie Mac Gold Pool 6% 3/1/2054	305,456	314,044
Freddie Mac Gold Pool 6% 3/1/2055	2,496,561	2,550,488
Freddie Mac Gold Pool 6% 4/1/2054	1,534,470	1,594,109
Freddie Mac Gold Pool 6% 4/1/2054	200,923	207,338
Freddie Mac Gold Pool 6% 5/1/2054	2,050,310	2,133,842
Freddie Mac Gold Pool 6% 5/1/2054	480,723	491,595
Freddie Mac Gold Pool 6% 5/1/2054	50,678	51,824
Freddie Mac Gold Pool 6% 6/1/2053	358,508	367,680
Freddie Mac Gold Pool 6% 7/1/2054	367,602	375,800
Freddie Mac Gold Pool 6% 8/1/2054	1,177,103	1,203,356
Freddie Mac Gold Pool 6% 8/1/2055	874,731	907,909
Freddie Mac Gold Pool 6% 9/1/2054	435,121	452,849
Freddie Mac Gold Pool 6.5% 1/1/2053	137,484	143,919
Freddie Mac Gold Pool 6.5% 1/1/2054	178,087	185,129
Freddie Mac Gold Pool 6.5% 1/1/2054	25,085	26,074
Freddie Mac Gold Pool 6.5% 10/1/2053	184,032	191,395
Freddie Mac Gold Pool 6.5% 10/1/2054	765,317	795,219
Freddie Mac Gold Pool 6.5% 10/1/2054	18,621	19,363
Freddie Mac Gold Pool 6.5% 12/1/2053	1,002,026	1,042,586
Freddie Mac Gold Pool 6.5% 12/1/2053	390,436	410,663
Freddie Mac Gold Pool 6.5% 12/1/2054	674,863	715,571
Freddie Mac Gold Pool 6.5% 2/1/2054	776,852	816,308
Freddie Mac Gold Pool 6.5% 5/1/2055	415,316	431,537
Freddie Mac Gold Pool 6.5% 5/1/2055	111,547	115,940
Freddie Mac Gold Pool 6.5% 6/1/2054	834,129	879,948
Freddie Mac Gold Pool 6.5% 6/1/2054	451,164	477,075
Freddie Mac Gold Pool 6.5% 7/1/2054	14,871	15,759
Freddie Mac Gold Pool 6.5% 7/1/2055	996,836	1,053,462
Freddie Mac Gold Pool 6.5% 7/1/2055	199,319	210,018
Freddie Mac Gold Pool 6.5% 8/1/2053	243,514	253,770
Freddie Mac Gold Pool 6.5% 8/1/2054	1,401,966	1,456,743
Freddie Mac Gold Pool 6.5% 9/1/2053	535,892	558,462
Freddie Mac Gold Pool 6.5% 9/1/2054	539,108	569,901
Freddie Mac Gold Pool 7% 1/1/2054	1,039,541	1,109,920
Freddie Mac Gold Pool 7% 1/1/2054	150,907	161,019
Freddie Mac Manufactured Housing participation certificates 6% 4/1/2055	2,809,751	2,907,321
Freddie Mac Non Gold Pool 5% 2/1/2055	160,891	158,677
Freddie Mac Non Gold Pool 5% 7/1/2053	23,347	23,163
Freddie Mac Non Gold Pool 5.5% 11/1/2053	25,593	25,839
Freddie Mac Non Gold Pool 5.5% 4/1/2054	482,917	486,960
Freddie Mac Non Gold Pool 5.5% 4/1/2055	668,296	672,199
Freddie Mac Non Gold Pool 5.5% 7/1/2055	1,986,098	1,997,449
Freddie Mac Non Gold Pool 6% 1/1/2055	1,980,773	2,023,560
Freddie Mac Non Gold Pool 6% 3/1/2055	644,901	659,053
Freddie Mac Non Gold Pool 6% 3/1/2055	35,657	36,427
Ginnie Mae I Pool 2% 8/20/2052	464,724	383,525
Ginnie Mae I Pool 2.5% 7/20/2052	319,344	273,755
Ginnie Mae I Pool 3% 10/20/2042	279,864	255,807
Ginnie Mae I Pool 3% 11/20/2052	194,659	173,681
Ginnie Mae I Pool 3% 7/20/2052	287,952	256,471
Ginnie Mae I Pool 3% 8/20/2052	311,357	277,415
Ginnie Mae I Pool 3.5% 1/20/2053	122,783	111,720
Ginnie Mae I Pool 3.5% 10/20/2052	535,548	487,127
Ginnie Mae I Pool 3.5% 11/20/2052	825,364	750,998
Ginnie Mae I Pool 3.5% 12/20/2052	1,619,167	1,473,278
Ginnie Mae I Pool 3.5% 2/20/2056	224,999	202,775
Ginnie Mae I Pool 3.5% 4/20/2056	6,999,995	6,308,586
Ginnie Mae I Pool 3.5% 7/20/2052	367,894	334,862
Ginnie Mae I Pool 3.5% 8/20/2052	290,590	264,498
Ginnie Mae I Pool 3.5% 9/20/2052	1,015,044	923,905
Ginnie Mae I Pool 4% 1/20/2053	463,089	436,180
Ginnie Mae I Pool 4% 10/20/2052	1,532,276	1,443,239
Ginnie Mae I Pool 4% 12/20/2052	678,685	639,248
Ginnie Mae I Pool 4% 3/20/2047	127,673	121,570
Ginnie Mae I Pool 4% 8/20/2052	886,453	834,944
Ginnie Mae I Pool 4% 9/20/2052	449,237	423,133
Ginnie Mae I Pool 4.5% 10/20/2052	447,271	434,476
Ginnie Mae I Pool 4.5% 10/20/2054	817,116	788,059
Ginnie Mae I Pool 4.5% 11/20/2052	1,439,886	1,397,794
Ginnie Mae I Pool 4.5% 4/20/2053	243,055	235,570
Ginnie Mae I Pool 4.5% 4/20/2056	5,049,644	4,861,396
Ginnie Mae I Pool 4.5% 5/20/2053	322,679	312,541
Ginnie Mae I Pool 4.5% 7/20/2052	503,128	488,420
Ginnie Mae I Pool 4.5% 8/20/2052	431,316	418,707
Ginnie Mae I Pool 4.5% 9/20/2052	588,600	571,393
Ginnie Mae I Pool 5% 10/20/2052	281,016	279,857
Ginnie Mae I Pool 5% 11/20/2049	92,178	93,000
Ginnie Mae I Pool 5% 11/20/2052	646,231	642,555
Ginnie Mae I Pool 5% 4/20/2053	963,409	957,627
Ginnie Mae I Pool 5% 6/20/2053	389,186	386,850
Ginnie Mae I Pool 5% 7/20/2052	279,014	277,863
Ginnie Mae I Pool 5% 9/20/2052	558,434	556,129
Ginnie Mae I Pool 5.5% 1/20/2053	170,287	173,187
Ginnie Mae I Pool 5.5% 10/20/2052	372,126	378,813
Ginnie Mae I Pool 5.5% 10/20/2054	476,855	481,698
Ginnie Mae I Pool 5.5% 11/20/2052	199,202	202,782
Ginnie Mae I Pool 5.5% 12/20/2052	838,318	852,923
Ginnie Mae I Pool 5.5% 5/20/2053	335,996	341,299
Ginnie Mae I Pool 5.5% 6/20/2053	400,351	406,701
Ginnie Mae I Pool 6% 1/20/2053	188,401	193,689
Ginnie Mae I Pool 6% 12/20/2052	769,893	791,860
Ginnie Mae I Pool 6% 4/20/2053	177,521	182,517
Ginnie Mae I Pool 6% 6/20/2053	164,089	168,707
Ginnie Mae I Pool 6.5% 12/20/2052	150,511	157,879
Ginnie Mae II Pool 1.5% 11/20/2051	323,089	253,258
Ginnie Mae II Pool 1.5% 4/20/2051	66,460	52,137
Ginnie Mae II Pool 1.5% 5/20/2051	83,019	65,076
Ginnie Mae II Pool 2% 1/20/2051	2,481,174	2,038,539
Ginnie Mae II Pool 2% 1/20/2052	2,254,342	1,851,469
Ginnie Mae II Pool 2% 10/20/2050	100,157	82,321
Ginnie Mae II Pool 2% 11/20/2051	2,596,627	2,132,584
Ginnie Mae II Pool 2% 12/20/2050	9,200,057	7,561,667
Ginnie Mae II Pool 2% 12/20/2051	315,163	258,841
Ginnie Mae II Pool 2% 2/20/2051	2,557,457	2,101,213
Ginnie Mae II Pool 2% 2/20/2052	2,153,370	1,768,542
Ginnie Mae II Pool 2% 3/20/2051	1,265,887	1,040,056
Ginnie Mae II Pool 2% 3/20/2052	2,774,320	2,278,522
Ginnie Mae II Pool 2% 4/20/2051	2,114,481	1,737,263
Ginnie Mae II Pool 2% 4/20/2052	2,222,056	1,824,952
Ginnie Mae II Pool 2% 5/20/2052	938,019	770,385
Ginnie Mae II Pool 2% 6/1/2056 (b)	2,750,000	2,256,855
Ginnie Mae II Pool 2% 7/20/2051	1,725,667	1,417,273
Ginnie Mae II Pool 2% 8/20/2051	3,002,956	2,466,298
Ginnie Mae II Pool 2% 9/20/2050	409,565	336,627
Ginnie Mae II Pool 2.5% 1/20/2051	737,996	633,275
Ginnie Mae II Pool 2.5% 1/20/2052	778,611	666,910
Ginnie Mae II Pool 2.5% 10/20/2047	20,356	17,592
Ginnie Mae II Pool 2.5% 10/20/2050	780,933	670,851
Ginnie Mae II Pool 2.5% 10/20/2051	982,538	841,581
Ginnie Mae II Pool 2.5% 10/20/2053	789,759	677,137
Ginnie Mae II Pool 2.5% 11/20/2050	523,627	449,816
Ginnie Mae II Pool 2.5% 11/20/2051	2,751,096	2,356,420
Ginnie Mae II Pool 2.5% 12/20/2049	531,961	457,640
Ginnie Mae II Pool 2.5% 12/20/2050	160,837	137,964
Ginnie Mae II Pool 2.5% 2/20/2051	931,489	799,311
Ginnie Mae II Pool 2.5% 2/20/2052	2,489,158	2,132,059
Ginnie Mae II Pool 2.5% 3/20/2047	14,411	12,505
Ginnie Mae II Pool 2.5% 3/20/2050	113,870	97,961
Ginnie Mae II Pool 2.5% 3/20/2051	214,485	183,916
Ginnie Mae II Pool 2.5% 3/20/2052	619,446	530,579
Ginnie Mae II Pool 2.5% 4/20/2050	80,525	69,274
Ginnie Mae II Pool 2.5% 4/20/2051	156,732	134,296
Ginnie Mae II Pool 2.5% 4/20/2052	2,064,979	1,768,734
Ginnie Mae II Pool 2.5% 5/20/2050	441,052	379,432
Ginnie Mae II Pool 2.5% 5/20/2051	2,358,244	2,020,664
Ginnie Mae II Pool 2.5% 5/20/2052	2,906,772	2,489,762
Ginnie Mae II Pool 2.5% 6/1/2056 (b)	3,150,000	2,695,969
Ginnie Mae II Pool 2.5% 6/20/2050	237,488	204,308
Ginnie Mae II Pool 2.5% 6/20/2051	1,319,915	1,130,971
Ginnie Mae II Pool 2.5% 6/20/2052	120,215	103,053
Ginnie Mae II Pool 2.5% 7/20/2051	7,217,991	6,184,743
Ginnie Mae II Pool 2.5% 8/20/2050	1,413,183	1,211,108
Ginnie Mae II Pool 2.5% 8/20/2051	2,217,463	1,900,035
Ginnie Mae II Pool 2.5% 9/20/2050	1,236,245	1,061,982
Ginnie Mae II Pool 2.5% 9/20/2051	1,075,345	921,411
Ginnie Mae II Pool 3% 1/20/2043	2,727	2,491
Ginnie Mae II Pool 3% 1/20/2048	553,396	499,163
Ginnie Mae II Pool 3% 1/20/2050	538,006	480,069
Ginnie Mae II Pool 3% 11/20/2051	339,258	302,088
Ginnie Mae II Pool 3% 11/20/2054	594,267	529,761
Ginnie Mae II Pool 3% 12/20/2049	446,183	398,971
Ginnie Mae II Pool 3% 12/20/2051	357,636	318,453
Ginnie Mae II Pool 3% 12/20/2054	234,547	209,088
Ginnie Mae II Pool 3% 2/20/2046	221,275	199,455
Ginnie Mae II Pool 3% 2/20/2050	17,625	15,727
Ginnie Mae II Pool 3% 3/20/2043	11,389	10,397
Ginnie Mae II Pool 3% 3/20/2051	948,588	845,844
Ginnie Mae II Pool 3% 3/20/2052	2,160,778	1,924,038
Ginnie Mae II Pool 3% 4/20/2050	218,518	194,986
Ginnie Mae II Pool 3% 4/20/2051	199,728	178,095
Ginnie Mae II Pool 3% 4/20/2052	3,939,954	3,506,743
Ginnie Mae II Pool 3% 5/20/2051	1,583,805	1,410,774
Ginnie Mae II Pool 3% 5/20/2052	4,709,631	4,193,631
Ginnie Mae II Pool 3% 6/1/2056 (b)	2,750,000	2,445,276
Ginnie Mae II Pool 3% 6/20/2050	592,434	528,636
Ginnie Mae II Pool 3% 6/20/2052	1,320,094	1,175,152
Ginnie Mae II Pool 3% 7/20/2042	39,387	36,030
Ginnie Mae II Pool 3% 7/20/2046	90,774	81,992
Ginnie Mae II Pool 3% 7/20/2049	245,297	219,801
Ginnie Mae II Pool 3% 7/20/2050	461,473	411,778
Ginnie Mae II Pool 3% 8/20/2043	3,023	2,754
Ginnie Mae II Pool 3% 8/20/2046	836,419	755,496
Ginnie Mae II Pool 3% 8/20/2050	384,346	342,837
Ginnie Mae II Pool 3% 8/20/2051	552,214	491,885
Ginnie Mae II Pool 3% 9/20/2046	212,151	191,626
Ginnie Mae II Pool 3.5% 1/20/2050	519,942	476,791
Ginnie Mae II Pool 3.5% 10/20/2047	28,053	25,944
Ginnie Mae II Pool 3.5% 10/20/2051	63,990	58,359
Ginnie Mae II Pool 3.5% 11/20/2047	89,709	82,964
Ginnie Mae II Pool 3.5% 11/20/2050	43,469	39,861
Ginnie Mae II Pool 3.5% 11/20/2053	405,790	370,623
Ginnie Mae II Pool 3.5% 12/20/2046	47,791	44,302
Ginnie Mae II Pool 3.5% 12/20/2049	125,202	114,811
Ginnie Mae II Pool 3.5% 2/20/2046	556,215	516,333
Ginnie Mae II Pool 3.5% 2/20/2047	74,304	68,880
Ginnie Mae II Pool 3.5% 2/20/2048	212,598	196,349
Ginnie Mae II Pool 3.5% 2/20/2049	152,902	141,216
Ginnie Mae II Pool 3.5% 2/20/2051	1,784,302	1,636,220
Ginnie Mae II Pool 3.5% 3/20/2048	46,739	43,167
Ginnie Mae II Pool 3.5% 3/20/2049	223,024	205,212
Ginnie Mae II Pool 3.5% 3/20/2050	675,781	619,697
Ginnie Mae II Pool 3.5% 3/20/2051	112,961	103,586
Ginnie Mae II Pool 3.5% 4/20/2046	89,716	83,248
Ginnie Mae II Pool 3.5% 4/20/2049	50,953	46,884
Ginnie Mae II Pool 3.5% 4/20/2050	133,948	122,831
Ginnie Mae II Pool 3.5% 5/20/2044	3,635	3,395
Ginnie Mae II Pool 3.5% 5/20/2046	101,669	94,320
Ginnie Mae II Pool 3.5% 5/20/2050	109,631	100,533
Ginnie Mae II Pool 3.5% 5/20/2051	1,155,209	1,055,004
Ginnie Mae II Pool 3.5% 5/20/2052	143,681	130,859
Ginnie Mae II Pool 3.5% 5/20/2054	399,814	363,853
Ginnie Mae II Pool 3.5% 6/1/2056 (b)	7,225,000	6,509,273
Ginnie Mae II Pool 3.5% 6/20/2048	299,557	276,662
Ginnie Mae II Pool 3.5% 6/20/2049	22,497	20,679
Ginnie Mae II Pool 3.5% 6/20/2052	1,117,938	1,017,647
Ginnie Mae II Pool 3.5% 7/20/2046	39,268	36,402
Ginnie Mae II Pool 3.5% 7/20/2047	12,666	11,726
Ginnie Mae II Pool 3.5% 7/20/2049	47,129	43,321
Ginnie Mae II Pool 3.5% 8/20/2046	27,323	25,329
Ginnie Mae II Pool 3.5% 8/20/2047	491,009	454,555
Ginnie Mae II Pool 3.5% 8/20/2048	148,947	137,563
Ginnie Mae II Pool 3.5% 9/20/2046	27,719	25,696
Ginnie Mae II Pool 3.5% 9/20/2047	12,139	11,227
Ginnie Mae II Pool 4% 1/20/2047	75,150	71,558
Ginnie Mae II Pool 4% 1/20/2049	120,184	113,951
Ginnie Mae II Pool 4% 1/20/2051	116,198	109,918
Ginnie Mae II Pool 4% 1/20/2056	694,015	645,772
Ginnie Mae II Pool 4% 10/20/2048	66,239	62,804
Ginnie Mae II Pool 4% 10/20/2049	38,237	36,206
Ginnie Mae II Pool 4% 11/20/2047	22,662	21,523
Ginnie Mae II Pool 4% 11/20/2054	546,115	508,878
Ginnie Mae II Pool 4% 12/20/2045	7,527	7,168
Ginnie Mae II Pool 4% 12/20/2047	33,382	31,703
Ginnie Mae II Pool 4% 12/20/2049	111,555	105,526
Ginnie Mae II Pool 4% 12/20/2050	72,383	68,471
Ginnie Mae II Pool 4% 12/20/2053	352,299	330,672
Ginnie Mae II Pool 4% 2/20/2050	93,244	88,292
Ginnie Mae II Pool 4% 2/20/2054	372,883	349,730
Ginnie Mae II Pool 4% 2/20/2055	1,512,725	1,408,161
Ginnie Mae II Pool 4% 3/20/2046	13,693	13,040
Ginnie Mae II Pool 4% 3/20/2048	134,982	128,193
Ginnie Mae II Pool 4% 3/20/2050	639,573	605,007
Ginnie Mae II Pool 4% 4/20/2047	48,791	46,459
Ginnie Mae II Pool 4% 4/20/2048	25,642	24,329
Ginnie Mae II Pool 4% 4/20/2049	51,052	48,341
Ginnie Mae II Pool 4% 4/20/2050	61,294	57,981
Ginnie Mae II Pool 4% 4/20/2054	554,686	518,641
Ginnie Mae II Pool 4% 5/20/2048	9,027	8,564
Ginnie Mae II Pool 4% 5/20/2049	70,043	66,323
Ginnie Mae II Pool 4% 5/20/2050	235,079	222,595
Ginnie Mae II Pool 4% 5/20/2054	138,210	129,186
Ginnie Mae II Pool 4% 6/1/2056 (b)	1,575,000	1,464,935
Ginnie Mae II Pool 4% 6/20/2049	135,380	128,191
Ginnie Mae II Pool 4% 6/20/2051	195,854	185,269
Ginnie Mae II Pool 4% 6/20/2055	102,936	95,781
Ginnie Mae II Pool 4% 7/20/2047	74,105	70,493
Ginnie Mae II Pool 4% 8/20/2047	11,227	10,680
Ginnie Mae II Pool 4% 8/20/2048	47,411	44,953
Ginnie Mae II Pool 4% 8/20/2050	140,180	132,735
Ginnie Mae II Pool 4% 8/20/2053	671,225	630,438
Ginnie Mae II Pool 4% 8/20/2055	294,653	274,171
Ginnie Mae II Pool 4% 9/20/2047	11,240	10,692
Ginnie Mae II Pool 4% 9/20/2048	47,146	44,701
Ginnie Mae II Pool 4% 9/20/2050	124,942	118,189
Ginnie Mae II Pool 4% 9/20/2055	590,344	549,307
Ginnie Mae II Pool 4.5% 1/20/2047	47,014	46,300
Ginnie Mae II Pool 4.5% 1/20/2050	83,927	82,339
Ginnie Mae II Pool 4.5% 1/20/2051	57,923	56,882
Ginnie Mae II Pool 4.5% 1/20/2055	830,053	799,952
Ginnie Mae II Pool 4.5% 10/20/2047	5,279	5,196
Ginnie Mae II Pool 4.5% 10/20/2048	30,599	30,030
Ginnie Mae II Pool 4.5% 10/20/2049	12,846	12,607
Ginnie Mae II Pool 4.5% 10/20/2050	56,472	55,457
Ginnie Mae II Pool 4.5% 11/20/2048	23,132	22,702
Ginnie Mae II Pool 4.5% 11/20/2053	355,363	344,280
Ginnie Mae II Pool 4.5% 11/20/2054	3,362,920	3,243,332
Ginnie Mae II Pool 4.5% 12/20/2048	14,297	14,031
Ginnie Mae II Pool 4.5% 12/20/2049	14,442	14,169
Ginnie Mae II Pool 4.5% 12/20/2050	246,932	242,260
Ginnie Mae II Pool 4.5% 2/20/2049	7,883	7,733
Ginnie Mae II Pool 4.5% 2/20/2050	59,979	58,844
Ginnie Mae II Pool 4.5% 2/20/2055	719,232	692,925
Ginnie Mae II Pool 4.5% 3/20/2051	40,117	39,371
Ginnie Mae II Pool 4.5% 3/20/2055	580,527	559,248
Ginnie Mae II Pool 4.5% 4/20/2050	113,493	111,310
Ginnie Mae II Pool 4.5% 4/20/2051	47,292	46,412
Ginnie Mae II Pool 4.5% 5/20/2049	43,683	42,857
Ginnie Mae II Pool 4.5% 5/20/2054	558,177	538,284
Ginnie Mae II Pool 4.5% 6/1/2056 (b)	500,000	481,091
Ginnie Mae II Pool 4.5% 6/20/2045	69,771	68,657
Ginnie Mae II Pool 4.5% 6/20/2049	19,932	19,555
Ginnie Mae II Pool 4.5% 6/20/2054	1,341,098	1,293,302
Ginnie Mae II Pool 4.5% 7/20/2053	993,846	962,619
Ginnie Mae II Pool 4.5% 8/20/2048	147,493	144,748
Ginnie Mae II Pool 4.5% 8/20/2050	51,862	50,881
Ginnie Mae II Pool 4.5% 9/20/2047	5,498	5,407
Ginnie Mae II Pool 4.5% 9/20/2049	44,566	43,737
Ginnie Mae II Pool 4.5% 9/20/2050	54,391	53,413
Ginnie Mae II Pool 5% 1/20/2049	5,782	5,822
Ginnie Mae II Pool 5% 1/20/2055	3,979,492	3,936,955
Ginnie Mae II Pool 5% 10/20/2047	27,148	27,339
Ginnie Mae II Pool 5% 10/20/2048	6,603	6,658
Ginnie Mae II Pool 5% 11/20/2045	23,231	23,423
Ginnie Mae II Pool 5% 11/20/2048	6,307	6,360
Ginnie Mae II Pool 5% 11/20/2049	23,633	23,866
Ginnie Mae II Pool 5% 11/20/2050	31,000	31,422
Ginnie Mae II Pool 5% 11/20/2053	508,217	504,691
Ginnie Mae II Pool 5% 12/20/2053	437,700	434,663
Ginnie Mae II Pool 5% 12/20/2054	1,055,573	1,044,950
Ginnie Mae II Pool 5% 2/20/2049	43,040	43,344
Ginnie Mae II Pool 5% 2/20/2055	910,043	900,315
Ginnie Mae II Pool 5% 3/20/2048	7,744	7,844
Ginnie Mae II Pool 5% 3/20/2050	48,160	48,785
Ginnie Mae II Pool 5% 4/20/2048	16,461	16,644
Ginnie Mae II Pool 5% 4/20/2049	8,028	8,090
Ginnie Mae II Pool 5% 4/20/2055	385,158	380,920
Ginnie Mae II Pool 5% 5/20/2049	31,506	31,768
Ginnie Mae II Pool 5% 5/20/2054	429,723	426,204
Ginnie Mae II Pool 5% 6/1/2056 (b)	16,275,000	16,075,759
Ginnie Mae II Pool 5% 6/20/2054	2,394,192	2,373,089
Ginnie Mae II Pool 5% 7/1/2056 (b)	5,025,000	4,957,202
Ginnie Mae II Pool 5% 7/20/2048	27,438	27,683
Ginnie Mae II Pool 5% 7/20/2050	28,982	29,358
Ginnie Mae II Pool 5% 7/20/2053	1,339,895	1,331,854
Ginnie Mae II Pool 5% 8/20/2055	239,778	237,084
Ginnie Mae II Pool 5% 9/20/2048	7,465	7,531
Ginnie Mae II Pool 5% 9/20/2053	640,572	636,327
Ginnie Mae II Pool 5.5% 1/20/2055	2,438,873	2,462,311
Ginnie Mae II Pool 5.5% 10/20/2046	19,106	19,519
Ginnie Mae II Pool 5.5% 10/20/2048	7,250	7,494
Ginnie Mae II Pool 5.5% 10/20/2053	1,033,354	1,047,806
Ginnie Mae II Pool 5.5% 12/20/2044	13,097	13,359
Ginnie Mae II Pool 5.5% 12/20/2048	10,670	11,029
Ginnie Mae II Pool 5.5% 2/20/2054	949,708	961,506
Ginnie Mae II Pool 5.5% 6/1/2056 (b)	13,000,000	13,080,792
Ginnie Mae II Pool 5.5% 6/20/2055	4,005,932	4,039,422
Ginnie Mae II Pool 5.5% 7/1/2056 (b)	8,675,000	8,714,342
Ginnie Mae II Pool 5.5% 7/20/2054	404,967	409,586
Ginnie Mae II Pool 5.5% 8/20/2053	402,990	408,846
Ginnie Mae II Pool 5.5% 8/20/2054	1,566,924	1,584,430
Ginnie Mae II Pool 5.5% 9/20/2053	921,967	935,149
Ginnie Mae II Pool 6% 1/20/2055	1,900,208	1,946,113
Ginnie Mae II Pool 6% 12/20/2054	2,093,341	2,145,385
Ginnie Mae II Pool 6% 3/20/2055	1,894,930	1,938,932
Ginnie Mae II Pool 6% 4/20/2055	2,468,392	2,524,553
Ginnie Mae II Pool 6% 6/1/2056 (b)	7,900,000	8,047,940
Ginnie Mae II Pool 6% 7/1/2056 (b)	5,200,000	5,294,534
Ginnie Mae II Pool 6.5% 1/20/2055	881,239	918,323
Ginnie Mae II Pool 6.5% 5/20/2055	454,778	473,418
Ginnie Mae II Pool 6.5% 6/1/2056 (b)	3,925,000	4,085,680
Ginnie Mae II Pool 6.5% 7/20/2053	278,891	291,891
Ginnie Mae II Pool 6.5% 7/20/2054	575,698	600,104
Ginnie Mae II Pool 6.5% 9/20/2053	218,131	228,179
Uniform Mortgage Backed Securities 2% 6/1/2056 (b)	15,900,000	12,721,863
Uniform Mortgage Backed Securities 2% 7/1/2056 (b)	8,600,000	6,878,657
Uniform Mortgage Backed Securities 2.5% 6/1/2056 (b)	4,000,000	3,349,844
Uniform Mortgage Backed Securities 3% 6/1/2056 (b)	4,900,000	4,281,375
Uniform Mortgage Backed Securities 3.5% 6/1/2056 (b)	2,600,000	2,364,578
Uniform Mortgage Backed Securities 4% 6/1/2056 (b)	2,200,000	2,060,695
Uniform Mortgage Backed Securities 4.5% 6/1/2056 (b)	4,375,000	4,201,367
Uniform Mortgage Backed Securities 5% 6/1/2041 (b)	2,575,000	2,588,277
Uniform Mortgage Backed Securities 5% 6/1/2056 (b)	8,500,000	8,365,860
Uniform Mortgage Backed Securities 5% 7/1/2041 (b)	1,050,000	1,054,060
Uniform Mortgage Backed Securities 5.5% 6/1/2056 (b)	5,575,000	5,602,004
Uniform Mortgage Backed Securities 6% 6/1/2056 (b)	7,675,000	7,836,895
Uniform Mortgage Backed Securities 6.5% 6/1/2056 (b)	3,800,000	3,948,438
TOTAL UNITED STATES		989,135,502
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,024,281,903)		989,135,502

U.S. Government Agency Obligations - 0.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.4%
Financials - 0.3%
Financial Services - 0.3%
Fannie Mae 0.75% 10/8/2027	250,000	239,592
Fannie Mae 0.875% 8/5/2030	108,000	94,730
Fannie Mae 6.625% 11/15/2030	2,450,000	2,696,267
Federal Farm Credit Banks Funding Corp 1.4% 3/10/2028	2,230,000	2,128,904
Federal Farm Credit Banks Funding Corp 3.8% 4/5/2032	1,000,000	963,652
Federal Home Loan Bank 0.9% 2/26/2027	3,290,000	3,219,681
Federal Home Loan Bank 3.25% 6/9/2028	210,000	206,865
Federal Home Loan Bank 4.375% 9/8/2028	30,000	30,213
Federal Home Loan Bank 4.75% 3/10/2034	1,000,000	1,023,944
Freddie Mac Non Gold Pool 6.25% 7/15/2032	830,000	918,785
Freddie Mac Non Gold Pool 6.75% 3/15/2031	870,000	968,346
TOTAL FINANCIALS		12,490,979
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Tennessee Valley Authority 2.875% 2/1/2027	145,000	144,095
Tennessee Valley Authority 3.875% 8/1/2030	300,000	296,191
Tennessee Valley Authority 4.25% 9/15/2052	150,000	125,446
Tennessee Valley Authority 4.25% 9/15/2065	210,000	170,358
Tennessee Valley Authority 4.375% 8/1/2034	269,000	268,497
Tennessee Valley Authority 4.875% 5/15/2035	700,000	715,635
Tennessee Valley Authority 5.25% 2/1/2055	300,000	292,784
Tennessee Valley Authority 5.25% 9/15/2039	420,000	434,708
Tennessee Valley Authority 5.88% 4/1/2036	110,000	121,233
TOTAL UTILITIES		2,568,947
TOTAL UNITED STATES		15,059,926
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $15,525,388)		15,059,926

U.S. Treasury Obligations - 46.4%
	Yield (%) (i)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.125% 5/15/2040	1.44	2,000	1,255
US Treasury Bonds 1.125% 8/15/2040	2.18	76,000	47,248
US Treasury Bonds 1.25% 5/15/2050	2.33	238,000	111,990
US Treasury Bonds 1.375% 11/15/2040	1.92 to 2.06	1,276,000	819,531
US Treasury Bonds 1.375% 8/15/2050	2.30 to 2.37	290,000	140,639
US Treasury Bonds 1.75% 8/15/2041	1.96 to 3.69	6,137,000	4,088,776
US Treasury Bonds 1.875% 11/15/2051	2.04 to 3.39	1,574,000	856,231
US Treasury Bonds 1.875% 2/15/2041	1.91 to 2.32	14,910,000	10,282,076
US Treasury Bonds 2% 2/15/2050	1.49 to 1.71	683,000	394,192
US Treasury Bonds 2% 8/15/2051	1.85 to 3.25	8,892,000	5,012,518
US Treasury Bonds 2.25% 5/15/2041	2.07 to 3.12	6,995,000	5,073,288
US Treasury Bonds 2.25% 8/15/2046	1.93	148,000	95,795
US Treasury Bonds 2.25% 8/15/2049	2.20 to 2.22	267,000	164,622
US Treasury Bonds 2.375% 11/15/2049	2.39	38,000	23,993
US Treasury Bonds 2.375% 5/15/2051	2.60 to 3.09	1,245,000	771,268
US Treasury Bonds 2.5% 2/15/2046	1.27	329,000	225,224
US Treasury Bonds 2.5% 5/15/2046	3.05	122,000	83,189
US Treasury Bonds 2.75% 11/15/2042	1.27 to 2.83	329,000	248,639
US Treasury Bonds 2.75% 11/15/2047	3.32 to 3.37	157,000	109,882
US Treasury Bonds 2.75% 8/15/2047	3.10 to 3.18	177,000	124,239
US Treasury Bonds 2.875% 11/15/2046	2.33 to 3.19	359,000	260,317
US Treasury Bonds 2.875% 5/15/2049	2.23 to 2.58	361,000	254,420
US Treasury Bonds 2.875% 5/15/2052	2.94 to 3.20	2,960,000	2,029,681
US Treasury Bonds 2.875% 8/15/2045	2.82 to 2.91	268,000	197,472
US Treasury Bonds 3% 11/15/2044	2.28 to 3.31	264,000	200,640
US Treasury Bonds 3% 11/15/2045	3.08 to 3.17	76,000	57,012
US Treasury Bonds 3% 2/15/2047	3.00	83,000	61,368
US Treasury Bonds 3% 2/15/2048	3.07	121,000	88,462
US Treasury Bonds 3% 2/15/2049	2.52 to 2.57	264,000	191,049
US Treasury Bonds 3% 5/15/2042	1.10 to 3.04	238,000	188,448
US Treasury Bonds 3% 5/15/2047	2.77 to 4.98	1,607,000	1,185,225
US Treasury Bonds 3% 8/15/2048	3.07 to 3.39	188,000	136,711
US Treasury Bonds 3% 8/15/2052	3.59 to 4.15	7,670,000	5,390,871
US Treasury Bonds 3.125% 11/15/2041	2.27 to 2.52	229,000	186,071
US Treasury Bonds 3.125% 2/15/2042	1.10 to 2.95	264,000	213,531
US Treasury Bonds 3.125% 5/15/2048	3.13	48,000	35,805
US Treasury Bonds 3.25% 5/15/2042	3.21 to 4.49	6,160,000	5,048,794
US Treasury Bonds 3.375% 11/15/2048	3.25	68,000	52,828
US Treasury Bonds 3.375% 5/15/2044	3.04 to 3.33	186,000	150,834
US Treasury Bonds 3.625% 2/15/2053	3.66 to 4.11	9,520,000	7,550,178
US Treasury Bonds 3.625% 5/15/2053	3.83 to 4.23	6,910,000	5,475,095
US Treasury Bonds 3.625% 8/15/2043	2.54	86,000	72,905
US Treasury Bonds 3.75% 11/15/2043	3.17	94,000	80,866
US Treasury Bonds 3.75% 8/15/2041	2.47 to 2.94	225,000	199,099
US Treasury Bonds 3.875% 2/15/2043	3.76 to 4.59	10,190,000	8,989,491
US Treasury Bonds 3.875% 5/15/2043	4.02 to 4.24	7,160,000	6,298,916
US Treasury Bonds 3.875% 8/15/2040	2.12	126,000	114,503
US Treasury Bonds 4% 11/15/2042	3.79 to 4.13	10,370,000	9,322,873
US Treasury Bonds 4% 11/15/2052	3.60 to 3.88	6,250,000	5,306,641
US Treasury Bonds 4.125% 8/15/2044	4.11 to 4.89	19,240,000	17,311,491
US Treasury Bonds 4.125% 8/15/2053	4.20 to 5.03	4,510,000	3,910,839
US Treasury Bonds 4.25% 2/15/2054	4.27 to 4.79	29,973,000	26,541,326
US Treasury Bonds 4.25% 8/15/2054	4.02 to 4.48	17,950,000	15,899,072
US Treasury Bonds 4.375% 11/15/2039	3.18	5,000	4,837
US Treasury Bonds 4.375% 2/15/2038	2.97 to 3.10	81,000	80,171
US Treasury Bonds 4.375% 5/15/2041	2.97	433,000	413,380
US Treasury Bonds 4.375% 8/15/2043	4.41 to 5.07	4,130,000	3,866,551
US Treasury Bonds 4.5% 11/15/2054	4.37 to 4.84	10,730,000	9,910,999
US Treasury Bonds 4.5% 2/15/2044 (j)	4.36 to 4.85	34,995,000	33,175,533
US Treasury Bonds 4.5% 5/15/2038	3.16	69,000	68,900
US Treasury Bonds 4.625% 11/15/2044	4.86 to 4.90	4,350,000	4,171,922
US Treasury Bonds 4.625% 11/15/2045	4.63 to 4.83	24,950,000	23,842,844
US Treasury Bonds 4.625% 11/15/2055	4.67 to 4.89	15,370,000	14,510,241
US Treasury Bonds 4.625% 2/15/2046	4.57 to 5.10	32,770,000	31,295,350
US Treasury Bonds 4.625% 2/15/2055	4.69 to 4.83	5,390,000	5,083,725
US Treasury Bonds 4.625% 5/15/2044	4.47 to 4.76	8,980,000	8,635,533
US Treasury Bonds 4.625% 5/15/2054	4.34 to 4.68	8,840,000	8,334,463
US Treasury Bonds 4.75% 11/15/2043	4.22 to 4.70	18,010,000	17,637,137
US Treasury Bonds 4.75% 2/15/2056	4.63 to 5.03	17,090,000	16,470,488
US Treasury Bonds 4.75% 5/15/2055	4.79 to 5.00	18,530,000	17,835,125
US Treasury Bonds 4.75% 8/15/2055	4.67 to 4.92	11,850,000	11,409,791
US Treasury Bonds 4.875% 8/15/2045	4.64 to 4.92	21,200,000	20,934,172
US Treasury Bonds 5% 5/15/2037	2.94	391,000	410,107
US Treasury Bonds 5% 5/15/2045	4.79 to 5.05	24,500,000	24,598,574
US Treasury Bonds 5% 5/15/2046	4.98	5,680,000	5,695,975
US Treasury Bonds 5% 5/15/2056	4.98 to 5.02	8,070,000	8,093,958
US Treasury Notes 0.375% 9/30/2027	0.54 to 0.73	3,744,000	3,572,156
US Treasury Notes 0.5% 4/30/2027	0.54	546,000	529,651
US Treasury Notes 0.5% 5/31/2027	0.69 to 3.88	143,000	138,268
US Treasury Notes 0.5% 6/30/2027	0.48 to 0.49	856,000	825,338
US Treasury Notes 0.5% 8/31/2027	0.46 to 1.19	2,377,000	2,278,113
US Treasury Notes 0.625% 11/30/2027	0.63 to 0.76	2,407,000	2,290,411
US Treasury Notes 0.625% 12/31/2027	0.76 to 0.84	1,696,000	1,609,279
US Treasury Notes 0.625% 8/15/2030	1.55 to 1.70	644,000	557,864
US Treasury Notes 0.75% 1/31/2028	0.79 to 1.00	4,807,000	4,557,637
US Treasury Notes 1.125% 2/29/2028	1.28 to 1.37	5,030,000	4,787,931
US Treasury Notes 1.125% 8/31/2028	1.07 to 1.42	5,215,000	4,892,729
US Treasury Notes 1.25% 3/31/2028	1.23 to 1.34	4,619,000	4,396,350
US Treasury Notes 1.25% 4/30/2028	1.23 to 1.29	3,357,000	3,187,708
US Treasury Notes 1.25% 5/31/2028	1.24	2,807,000	2,659,523
US Treasury Notes 1.25% 6/30/2028	0.99 to 1.02	3,624,000	3,425,813
US Treasury Notes 1.25% 8/15/2031	3.02 to 3.09	3,247,000	2,807,133
US Treasury Notes 1.25% 9/30/2028	1.34 to 1.44	2,821,000	2,647,773
US Treasury Notes 1.375% 10/31/2028	1.45 to 2.02	7,420,000	6,969,003
US Treasury Notes 1.375% 12/31/2028	1.71 to 2.71	2,240,000	2,094,750
US Treasury Notes 1.5% 11/30/2028	1.77 to 1.79	1,062,000	998,446
US Treasury Notes 1.5% 2/15/2030	1.62	724,000	660,141
US Treasury Notes 1.625% 5/15/2031	3.75	9,580,000	8,505,244
US Treasury Notes 1.625% 8/15/2029	0.69 to 1.93	2,954,000	2,740,297
US Treasury Notes 1.75% 1/31/2029	1.86 to 2.36	4,210,000	3,967,267
US Treasury Notes 1.875% 2/28/2029	3.07	820,000	774,067
US Treasury Notes 2.25% 11/15/2027	3.19	255,000	248,823
US Treasury Notes 2.25% 8/15/2027	2.66 to 3.05	1,371,000	1,344,008
US Treasury Notes 2.375% 5/15/2027	2.54 to 2.88	1,576,000	1,553,480
US Treasury Notes 2.375% 5/15/2029	1.88 to 2.12	473,000	451,123
US Treasury Notes 2.5% 3/31/2027	3.06 to 3.81	2,970,000	2,937,980
US Treasury Notes 2.625% 2/15/2029	1.60 to 2.72	1,038,000	1,000,251
US Treasury Notes 2.625% 5/31/2027	2.84 to 3.89	3,310,000	3,268,677
US Treasury Notes 2.625% 7/31/2029	2.87 to 3.15	13,410,000	12,841,647
US Treasury Notes 2.75% 2/15/2028	1.53 to 3.24	629,000	616,101
US Treasury Notes 2.75% 4/30/2027	2.90 to 2.93	1,920,000	1,900,856
US Treasury Notes 2.75% 7/31/2027	2.91 to 3.18	4,190,000	4,133,861
US Treasury Notes 2.75% 8/15/2032	3.10 to 4.02	13,225,000	12,156,151
US Treasury Notes 2.875% 4/30/2029	3.03	290,000	280,665
US Treasury Notes 2.875% 5/15/2028	2.48 to 2.72	231,000	226,099
US Treasury Notes 2.875% 8/15/2028	1.32 to 2.86	1,186,000	1,157,508
US Treasury Notes 3.125% 11/15/2028	1.98 to 3.01	331,000	323,991
US Treasury Notes 3.125% 8/31/2027	3.27 to 3.69	3,090,000	3,059,462
US Treasury Notes 3.125% 8/31/2029	3.21 to 3.61	2,250,000	2,185,400
US Treasury Notes 3.25% 6/30/2027	2.89 to 3.15	3,320,000	3,296,916
US Treasury Notes 3.25% 6/30/2029	2.70 to 3.02	1,750,000	1,709,189
US Treasury Notes 3.375% 5/15/2033	3.96	960,000	907,613
US Treasury Notes 3.375% 9/15/2027	3.56	3,650,000	3,624,193
US Treasury Notes 3.375% 9/15/2028	3.62	8,810,000	8,684,733
US Treasury Notes 3.5% 1/15/2029	3.56 to 3.66	38,840,000	38,316,570
US Treasury Notes 3.5% 1/31/2028	3.77	1,220,000	1,210,278
US Treasury Notes 3.5% 1/31/2030	3.51 to 4.07	5,650,000	5,535,676
US Treasury Notes 3.5% 10/15/2028	3.48 to 3.60	33,130,000	32,733,994
US Treasury Notes 3.5% 11/15/2028	3.49 to 3.50	16,240,000	16,035,731
US Treasury Notes 3.5% 11/30/2030	3.60	580,000	565,160
US Treasury Notes 3.5% 12/15/2028	3.53 to 3.56	26,240,000	25,900,725
US Treasury Notes 3.5% 2/15/2029	3.55	16,000,000	15,776,250
US Treasury Notes 3.5% 2/15/2033	3.75 to 4.06	7,830,000	7,479,791
US Treasury Notes 3.5% 2/28/2031	3.52 to 3.68	7,280,000	7,083,781
US Treasury Notes 3.5% 3/15/2029	3.81 to 3.82	16,930,000	16,687,954
US Treasury Notes 3.5% 4/30/2028	3.41 to 4.02	4,370,000	4,329,885
US Treasury Notes 3.5% 4/30/2030	3.71 to 4.70	7,080,000	6,925,125
US Treasury Notes 3.5% 9/30/2027	4.00	8,381,300	8,332,846
US Treasury Notes 3.5% 9/30/2029	3.57	1,460,000	1,433,823
US Treasury Notes 3.625% 10/31/2030	3.71	5,320,000	5,213,184
US Treasury Notes 3.625% 12/31/2030	3.71	7,320,000	7,166,166
US Treasury Notes 3.625% 3/31/2028	3.51 to 3.58	2,180,000	2,165,523
US Treasury Notes 3.625% 3/31/2030	3.55	410,000	403,128
US Treasury Notes 3.625% 5/31/2028	3.74 to 4.11	13,510,000	13,410,258
US Treasury Notes 3.625% 8/15/2028	3.61 to 3.68	28,410,000	28,173,620
US Treasury Notes 3.625% 8/31/2027	3.99	11,759,000	11,713,066
US Treasury Notes 3.625% 8/31/2029	3.71	5,210,000	5,138,770
US Treasury Notes 3.625% 8/31/2030	3.69	2,690,000	2,638,302
US Treasury Notes 3.625% 9/30/2031	3.66 to 4.15	9,740,000	9,486,988
US Treasury Notes 3.75% 1/31/2031	3.80	6,800,000	6,690,031
US Treasury Notes 3.75% 10/31/2032	3.78 to 3.90	22,450,000	21,820,348
US Treasury Notes 3.75% 11/30/2032	3.82 to 3.90	8,830,000	8,577,862
US Treasury Notes 3.75% 12/31/2028	3.84 to 4.06	8,390,000	8,329,697
US Treasury Notes 3.75% 12/31/2030	4.09 to 4.11	3,600,000	3,542,344
US Treasury Notes 3.75% 2/28/2033	3.87 to 4.15	7,390,000	7,166,279
US Treasury Notes 3.75% 4/15/2028	3.58 to 3.82	18,850,000	18,763,850
US Treasury Notes 3.75% 5/15/2028	3.85 to 4.00	24,210,000	24,096,516
US Treasury Notes 3.75% 5/31/2030	3.92 to 4.23	1,860,000	1,835,660
US Treasury Notes 3.75% 6/30/2027	3.83	20,040,000	20,005,556
US Treasury Notes 3.75% 6/30/2030	3.86 to 4.23	6,970,000	6,874,979
US Treasury Notes 3.75% 8/31/2031	3.63	2,030,000	1,990,114
US Treasury Notes 3.875% 10/15/2027	4.16	5,980,000	5,973,226
US Treasury Notes 3.875% 11/30/2029	3.45 to 3.80	3,970,000	3,942,706
US Treasury Notes 3.875% 12/31/2029	3.58 to 4.05	5,560,000	5,519,386
US Treasury Notes 3.875% 12/31/2032	3.92 to 4.04	18,700,000	18,287,285
US Treasury Notes 3.875% 3/15/2028	3.88	9,070,000	9,050,868
US Treasury Notes 3.875% 3/31/2031	3.95	10,480,000	10,359,644
US Treasury Notes 3.875% 4/15/2029	3.91 to 3.98	32,810,000	32,653,640
US Treasury Notes 3.875% 4/30/2030	3.72 to 4.11	15,380,000	15,253,836
US Treasury Notes 3.875% 4/30/2031	4.02 to 4.07	13,790,000	13,629,476
US Treasury Notes 3.875% 5/15/2029	4.04	25,480,000	25,358,572
US Treasury Notes 3.875% 5/31/2027	3.92	13,360,000	13,355,929
US Treasury Notes 3.875% 6/15/2028	3.68 to 3.86	23,390,000	23,326,957
US Treasury Notes 3.875% 6/30/2030	3.79 to 3.96	12,400,000	12,290,047
US Treasury Notes 3.875% 7/15/2028	3.84 to 3.88	19,150,000	19,092,400
US Treasury Notes 3.875% 7/31/2030	3.95	6,940,000	6,876,835
US Treasury Notes 3.875% 8/15/2033	4.27 to 4.71	4,340,000	4,226,584
US Treasury Notes 3.875% 8/31/2032	3.97	1,030,000	1,009,440
US Treasury Notes 3.875% 9/30/2029	3.96 to 4.11	5,080,000	5,048,052
US Treasury Notes 3.875% 9/30/2032	3.93	8,420,000	8,248,640
US Treasury Notes 4% 1/31/2029	3.87 to 4.22	11,640,000	11,624,541
US Treasury Notes 4% 1/31/2031	3.91 to 4.34	9,240,000	9,185,498
US Treasury Notes 4% 1/31/2033	3.71 to 3.96	17,320,000	17,052,081
US Treasury Notes 4% 10/31/2029	3.73 to 4.14	10,290,000	10,263,069
US Treasury Notes 4% 11/15/2035	4.02 to 4.26	4,330,000	4,187,922
US Treasury Notes 4% 12/15/2027	4.22 to 4.32	32,340,000	32,353,897
US Treasury Notes 4% 2/15/2034	4.35 to 4.69	6,580,000	6,438,376
US Treasury Notes 4% 2/29/2028	4.17	3,620,000	3,620,283
US Treasury Notes 4% 3/31/2030	3.95	8,710,000	8,679,719
US Treasury Notes 4% 4/30/2032	3.93 to 4.29	23,490,000	23,229,408
US Treasury Notes 4% 5/31/2030	3.95 to 3.96	21,070,000	20,987,695
US Treasury Notes 4% 6/30/2028	4.01 to 4.25	9,110,000	9,107,509
US Treasury Notes 4% 6/30/2032	3.99 to 4.18	11,460,000	11,322,122
US Treasury Notes 4% 7/31/2029	3.94	4,650,000	4,640,936
US Treasury Notes 4% 7/31/2030	4.38	1,020,000	1,015,418
US Treasury Notes 4% 7/31/2032	3.92 to 4.14	18,350,000	18,118,475
US Treasury Notes 4.125% 10/31/2027	4.25	1,580,000	1,583,333
US Treasury Notes 4.125% 10/31/2029	4.15 to 4.31	13,400,000	13,416,227
US Treasury Notes 4.125% 10/31/2031	4.13 to 4.38	13,820,000	13,782,751
US Treasury Notes 4.125% 11/15/2027	4.11 to 4.20	21,290,000	21,333,245
US Treasury Notes 4.125% 11/15/2032	3.36 to 3.95	9,650,000	9,581,772
US Treasury Notes 4.125% 11/30/2029	4.08 to 4.44	10,860,000	10,873,575
US Treasury Notes 4.125% 11/30/2031	4.08 to 4.32	6,970,000	6,950,397
US Treasury Notes 4.125% 2/15/2027	4.48	2,730,000	2,735,545
US Treasury Notes 4.125% 2/15/2036	3.96 to 4.54	47,861,000	46,686,910
US Treasury Notes 4.125% 2/29/2032	4.10 to 4.12	10,110,000	10,069,323
US Treasury Notes 4.125% 3/31/2029	4.20 to 4.66	12,990,000	13,013,849
US Treasury Notes 4.125% 3/31/2031	4.43 to 4.66	8,030,000	8,022,786
US Treasury Notes 4.125% 3/31/2032	4.08 to 4.11	6,630,000	6,602,030
US Treasury Notes 4.125% 4/30/2033	4.21 to 4.39	36,030,000	35,692,219
US Treasury Notes 4.125% 5/31/2031	4.14	15,830,000	15,820,106
US Treasury Notes 4.125% 5/31/2032	4.13 to 4.29	5,800,000	5,771,147
US Treasury Notes 4.125% 7/31/2031	3.68 to 3.96	15,070,000	15,047,079
US Treasury Notes 4.125% 8/31/2030	4.63	880,000	879,897
US Treasury Notes 4.25% 1/15/2028	4.24 to 4.28	7,830,000	7,860,586
US Treasury Notes 4.25% 1/31/2030	4.33	10,630,000	10,684,811
US Treasury Notes 4.25% 11/15/2034	4.15 to 4.58	16,370,000	16,227,402
US Treasury Notes 4.25% 2/15/2028	3.98 to 4.08	22,760,000	22,856,908
US Treasury Notes 4.25% 2/28/2029	4.20 to 4.24	7,430,000	7,468,021
US Treasury Notes 4.25% 2/28/2031	4.21 to 4.27	6,710,000	6,741,453
US Treasury Notes 4.25% 3/31/2033	4.03 to 4.26	11,800,000	11,781,563
US Treasury Notes 4.25% 6/30/2029	4.34	4,530,000	4,554,578
US Treasury Notes 4.25% 6/30/2031	4.09 to 4.23	6,210,000	6,236,684
US Treasury Notes 4.25% 8/15/2035	4.27	730,000	721,018
US Treasury Notes 4.375% 1/31/2032	4.44	4,670,000	4,711,410
US Treasury Notes 4.375% 11/30/2028	3.79 to 4.29	6,830,000	6,884,160
US Treasury Notes 4.375% 11/30/2030	3.87 to 4.36	8,470,000	8,554,038
US Treasury Notes 4.375% 12/31/2029	4.33 to 4.41	9,890,000	9,983,105
US Treasury Notes 4.375% 5/15/2034	4.06 to 4.49	8,680,000	8,699,666
US Treasury Notes 4.375% 7/15/2027	4.10 to 4.26	14,500,000	14,570,801
US Treasury Notes 4.5% 12/31/2031	4.43 to 4.70	14,380,000	14,599,070
US Treasury Notes 4.5% 5/31/2029	4.49	990,000	1,002,104
US Treasury Notes 4.625% 2/15/2035	4.16 to 4.31	18,370,000	18,688,606
US Treasury Notes 4.625% 4/30/2029	4.72	5,660,000	5,747,111
US Treasury Notes 4.625% 4/30/2031	4.49 to 4.71	8,070,000	8,238,966
US Treasury Notes 4.625% 5/31/2031	4.25 to 4.49	10,900,000	11,128,645
US Treasury Notes 4.625% 6/15/2027	4.41 to 4.52	11,480,000	11,563,487
US Treasury Notes 4.625% 9/30/2028	4.60 to 4.68	3,820,000	3,870,287
US Treasury Notes 4.75% 2/15/2045	4.59 to 4.96	17,470,000	17,010,730
US Treasury Notes 4.875% 10/31/2028	4.65 to 4.82	3,722,000	3,792,805
US Treasury Notes 4.875% 10/31/2030	4.36 to 4.89	7,650,000	7,877,707
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,924,162,647)			1,876,737,039

Money Market Funds - 1.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k) (Cost $66,675,521)	3.67	66,662,189	66,675,521

TOTAL INVESTMENT IN SECURITIES - 103.2% (Cost $4,301,988,997)	4,173,262,202
NET OTHER ASSETS (LIABILITIES) - (3.2)%	(129,255,926)
NET ASSETS - 100.0%	4,044,006,276

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 6/1/2056	(2,175,000)	(1,784,967)
Ginnie Mae II Pool 3.5% 6/1/2056	(7,225,000)	(6,509,273)
Ginnie Mae II Pool 5% 6/1/2056	(5,025,000)	(4,963,483)
Ginnie Mae II Pool 5.5% 6/1/2056	(8,675,000)	(8,728,914)
Ginnie Mae II Pool 6% 6/1/2056	(5,275,000)	(5,373,782)
Uniform Mortgage Backed Securities 2% 6/1/2056	(11,350,000)	(9,081,330)
Uniform Mortgage Backed Securities 2.5% 6/1/2056	(2,650,000)	(2,219,271)
Uniform Mortgage Backed Securities 3% 6/1/2056	(4,050,000)	(3,538,688)
Uniform Mortgage Backed Securities 3.5% 6/1/2056	(4,900,000)	(4,456,320)
Uniform Mortgage Backed Securities 4% 6/1/2056	(1,575,000)	(1,475,271)
Uniform Mortgage Backed Securities 4.5% 6/1/2056	(500,000)	(480,155)
Uniform Mortgage Backed Securities 5% 6/1/2041	(1,050,000)	(1,055,414)
Uniform Mortgage Backed Securities 5% 6/1/2056	(2,325,000)	(2,288,309)
Uniform Mortgage Backed Securities 6.5% 6/1/2056	(2,425,000)	(2,519,727)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(54,474,904)

TOTAL TBA SALE COMMITMENTS (Proceeds $54,192,155)		(54,474,904)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c)	Security is perpetual in nature with no stated maturity date.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,285,491 or 0.2% of net assets.

(g)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h)	Zero coupon bond which is issued at a discount.
(i)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(j)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $29,388.

(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	35,589,876	590,136,194	559,049,667	843,475	(882)	-	66,675,521	66,662,189	0.1%
Total	35,589,876	590,136,194	559,049,667	843,475	(882)	-	66,675,521

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Bank Notes, Foreign Government and Government Agency Obligations, Municipal Securities, Non-Convertible Corporate Bonds, Preferred Securities and U.S. Government Agency Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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